UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President and Chief Executive Officer
Guggenheim Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 94.2%
Consumer, Non-cyclical - 26.3%
Tyson Foods, Inc. — Class A1	23,422	$1,444,669
Kimberly-Clark Corp.[1]	11,179	1,275,747
Express Scripts Holding Co.*,1	17,773	1,222,605
HCA Holdings, Inc.*,2	15,178	1,123,475
Deluxe Corp.[2]	13,399	959,502
DaVita, Inc.*,1	12,494	802,115
ManpowerGroup, Inc.[1]	8,617	765,793
JM Smucker Co.[1]	5,913	757,219
AbbVie, Inc.[1]	11,963	749,123
Sanderson Farms, Inc.	7,878	742,423
Danaher Corp.[1]	9,508	740,103
Laboratory Corporation of America Holdings*,1	5,607	719,827
Johnson & Johnson[1]	6,093	701,975
Quest Diagnostics, Inc.[1]	7,098	652,306
Pfizer, Inc.	18,699	607,343
Ingredion, Inc.[2]	4,525	565,444
Universal Corp.[1]	8,853	564,379
Flowers Foods, Inc.[2]	27,867	556,504
Medtronic plc	7,514	535,222
Darling Ingredients, Inc.*,2	41,178	531,608
SpartanNash Co.[2]	13,390	529,441
Whole Foods Market, Inc.	16,944	521,197
General Mills, Inc.	8,336	514,915
AmerisourceBergen Corp. — Class A1	6,469	505,811
United Therapeutics Corp.*,2	3,524	505,447
Hormel Foods Corp.	14,338	499,106
Total System Services, Inc.	9,856	483,240
Sysco Corp.	8,726	483,158
Robert Half International, Inc.	9,553	465,995
Dr Pepper Snapple Group, Inc.[1]	5,109	463,233
Baxter International, Inc.	9,888	438,434
MEDNAX, Inc.*,1	6,457	430,424
Magellan Health, Inc.*	5,628	423,507
H&R Block, Inc.	17,505	402,440
United Natural Foods, Inc.*	8,422	401,898
Post Holdings, Inc.*	4,951	398,011
Becton Dickinson and Co.	2,396	396,658
Charles River Laboratories International, Inc.*,2	5,122	390,245
United Rentals, Inc.*	3,647	385,050
HealthSouth Corp.	8,890	366,623
Zimmer Biomet Holdings, Inc.	3,499	361,097
Chemed Corp.[2]	2,131	341,834
Air Methods Corp.*,2	10,555	336,177
Hill-Rom Holdings, Inc.	5,657	317,584
Endo International plc*	19,147	315,351
Henry Schein, Inc.*	2,045	310,247
Cambrex Corp.*,2	5,664	305,573
Cempra, Inc.*	81,500	228,200
Total Consumer, Non-cyclical		27,538,278
Financial - 13.8%
Aflac, Inc.[1]	17,428	1,212,989
RenaissanceRe Holdings Ltd.	8,656	1,179,120
Old Republic International Corp.[1]	43,549	827,431
Equity Residential	10,856	698,692
State Street Corp.	8,918	693,107
Discover Financial Services[1]	9,523	686,513
Federated Investors, Inc. — Class B	22,751	643,398
Aspen Insurance Holdings Ltd.[2]	10,742	590,810
Prudential Financial, Inc.[1]	5,651	588,043
Franklin Resources, Inc.	14,582	577,155
Interactive Brokers Group, Inc. — Class A1	15,475	564,992
MetLife, Inc.[2]	9,423	507,805
Visa, Inc. — Class A	6,435	502,059
Selective Insurance Group, Inc.[2]	10,504	452,197
American Financial Group, Inc.	5,129	451,968
Hanover Insurance Group, Inc.	4,697	427,474
Citigroup, Inc.	7,060	419,576
Ameriprise Financial, Inc.[2]	3,721	412,808
Cullen/Frost Bankers, Inc.	4,280	377,625
Fifth Third Bancorp	13,682	369,004
Omega Healthcare Investors, Inc.	11,791	368,587
Wells Fargo & Co.	6,637	365,765
Unum Group	7,625	334,966
Piedmont Office Realty Trust, Inc. — Class A	15,288	319,672
Jones Lang LaSalle, Inc.	3,095	312,719
Capital One Financial Corp.	3,488	304,293
CNO Financial Group, Inc.[2]	15,349	293,933
Total Financial		14,482,701
Technology - 12.7%
Oracle Corp.[1]	37,348	1,436,031
Intel Corp.[1]	30,881	1,120,054
International Business Machines Corp.[1]	6,567	1,090,057
Apple, Inc.[1]	9,091	1,052,920
CA, Inc.[1]	29,112	924,888
HP, Inc.[1]	52,875	784,665
NetApp, Inc.[1]	18,536	653,765
Broadridge Financial Solutions, Inc.[2]	9,421	624,612
CACI International, Inc. — Class A*,2	4,091	508,511
NCR Corp.*	12,487	506,473
Activision Blizzard, Inc.[1]	13,928	502,940
Science Applications International Corp.[2]	5,841	495,317
Convergys Corp.[2]	19,697	483,758
Skyworks Solutions, Inc.	6,351	474,166
Jack Henry & Associates, Inc.	4,999	443,811
Cerner Corp.*,1	9,277	439,451
Seagate Technology plc	8,767	334,636
Fidelity National Information Services, Inc.	4,353	329,261
Sykes Enterprises, Inc.*,2	10,985	317,027
Allscripts Healthcare Solutions, Inc.*	30,238	308,730
VeriFone Systems, Inc.*	14,640	259,567
Icad, Inc.*,2	56,329	182,224
Total Technology		13,272,864
Industrial - 12.2%
Arrow Electronics, Inc.*,2	10,999	784,229

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 94.2% (continued)
Industrial - 12.2% (continued)
Huntington Ingalls Industries, Inc.[2]	4,220	$777,282
TE Connectivity Ltd.	11,095	768,662
Timken Co.[2]	18,766	745,010
Stanley Black & Decker, Inc.	5,444	624,372
Fluor Corp.[2]	11,214	588,959
Ingersoll-Rand plc	7,449	558,973
Saia, Inc.*,2	12,566	554,789
ITT, Inc.[2]	14,022	540,829
Harris Corp.[1]	5,151	527,823
United Parcel Service, Inc. — Class B	4,414	506,021
Sanmina Corp.*	13,264	486,126
Crane Co.[2]	6,611	476,785
Boeing Co.[1]	3,025	470,932
Vishay Intertechnology, Inc.[2]	29,022	470,156
Barnes Group, Inc.[2]	9,617	456,038
ArcBest Corp.[2]	16,425	454,151
Methode Electronics, Inc.[2]	10,632	439,633
Keysight Technologies, Inc.*,2	11,566	422,969
Applied Industrial Technologies, Inc.[2]	7,063	419,542
Trinity Industries, Inc.	14,091	391,166
Federal Signal Corp.[2]	24,719	385,864
Norfolk Southern Corp.	2,986	322,697
Waters Corp.*	2,344	315,010
Werner Enterprises, Inc.	11,642	313,752
Total Industrial		12,801,770
Consumer, Cyclical – 12.0%
CVS Health Corp.[1]	19,722	1,556,263
Wal-Mart Stores, Inc.[1]	21,977	1,519,050
UniFirst Corp.	6,983	1,003,108
Alaska Air Group, Inc.[1]	9,190	815,429
Southwest Airlines Co.[1]	15,365	765,792
Hawaiian Holdings, Inc.*	12,954	738,378
JetBlue Airways Corp.*,1	30,057	673,878
Walgreens Boots Alliance, Inc.	7,873	651,570
Herman Miller, Inc.	18,239	623,774
Big Lots, Inc.[1]	10,765	540,511
Children's Place, Inc.	5,054	510,201
Delphi Automotive plc	7,098	478,050
Brinker International, Inc.	9,249	458,103
American Airlines Group, Inc.[1]	9,092	424,505
Foot Locker, Inc.	5,574	395,141
Cooper-Standard Holdings, Inc.*	3,592	371,341
Allegiant Travel Co. — Class A	2,128	354,099
Nordstrom, Inc.	7,011	336,037
Brunswick Corp.[2]	5,672	309,351
Total Consumer, Cyclical		12,524,581
Utilities - 11.7%
Edison International[1]	21,913	1,577,517
FirstEnergy Corp.[1]	42,316	1,310,526
Exelon Corp.[1]	35,287	1,252,336
UGI Corp.[2]	26,562	1,223,977
Ameren Corp.[1]	21,754	1,141,215
American Electric Power Company, Inc.[1]	16,144	1,016,426
WEC Energy Group, Inc.	16,250	953,062
Duke Energy Corp.[1]	9,637	748,024
Southwest Gas Holdings, Inc.[1]	8,718	667,973
Xcel Energy, Inc.	15,640	636,548
AES Corp.	48,109	559,027
Pinnacle West Capital Corp.[2]	5,765	449,843
Hawaiian Electric Industries, Inc.	12,684	419,460
National Fuel Gas Co.	5,708	323,301
Total Utilities		12,279,235
Communications - 5.5%
Verizon Communications, Inc.[1]	29,883	1,595,155
eBay, Inc.*,1	30,390	902,279
VeriSign, Inc.*	11,338	862,482
Discovery Communications, Inc. — Class A*,2	27,417	751,500
AMC Networks, Inc. — Class A*,2	11,916	623,683
Comcast Corp. — Class A1	8,003	552,607
Juniper Networks, Inc.	16,665	470,953
Total Communications		5,758,659
Total Common Stocks
(Cost $91,994,530)		98,658,088

SHORT-TERM INVESTMENTS† - 6.9%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund 0.35%[3]	7,176,117	7,176,117
Total Short-Term Investments
(Cost $7,176,117)		7,176,117
Total Investments - 101.1%
(Cost $99,170,647)		$105,834,205

COMMON STOCKS SOLD SHORT† - (13.5)%
Consumer, Non-cyclical - (0.6)%
Cantel Medical Corp.	3,903	(307,362)
Monro Muffler Brake, Inc.	5,706	(326,383)
Total Consumer, Non-cyclical		(633,745)
Communications - (0.7)%
Amazon.com, Inc.*	932	(698,879)
Industrial - (0.8)%
Louisiana-Pacific Corp.*	19,955	(377,748)
EnPro Industries, Inc.	7,401	(498,531)
Total Industrial		(876,279)
Consumer, Cyclical - (2.0)%
Crocs, Inc.*	43,795	(300,434)
Popeyes Louisiana Kitchen, Inc.*	5,473	(331,007)
Pool Corp.	3,894	(406,300)
Papa John's International, Inc.	5,089	(435,517)
LKQ Corp.*	18,882	(578,733)
Total Consumer, Cyclical		(2,051,991)
Basic Materials - (2.3)%
NewMarket Corp.	875	(370,860)
Sensient Technologies Corp.	12,891	(1,012,975)
Royal Gold, Inc.	16,466	(1,043,121)
Total Basic Materials		(2,426,956)
Technology - (2.6)%
CommVault Systems, Inc.*	7,520	(386,528)
Silicon Laboratories, Inc.*	7,712	(501,280)
Medidata Solutions, Inc.*	10,366	(514,879)
Ultimate Software Group, Inc.*	2,944	(536,838)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (13.5)% (continued)
Technology - (2.6)% (continued)
Cypress Semiconductor Corp.	65,779	$(752,512)
Total Technology		(2,692,037)
Financial - (4.5)%
Safety Insurance Group, Inc.	4,164	(306,887)
American Assets Trust, Inc.	7,296	(314,312)
Life Storage, Inc.	3,714	(316,656)
Liberty Property Trust	8,295	(327,652)
EastGroup Properties, Inc.	5,891	(434,991)
Glacier Bancorp, Inc.	12,091	(438,057)
Community Bank System, Inc.	7,091	(438,153)
Webster Financial Corp.	12,359	(670,846)
Associated Banc-Corp.	29,264	(722,821)
Federal Realty Investment Trust	5,092	(723,624)
Total Financial		(4,693,999)
Total Common Stocks Sold Short
(Proceeds $12,358,711)		(14,073,886)
Other Assets & Liabilities, net - 12.3%		12,928,946
Total Net Assets - 100.0%		$104,689,265

Unrealized Gain (Loss)
OTC EQUITY SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley February 2017 Alpha Opportunity Portfolio Short Custom Basket Swap 0.31%[5], Terminating 02/03/17 (Notional Value $87,495,262)	$(5,354,954)

OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley February 2017 Alpha Opportunity Portfolio Long Custom Basket Swap 1.11%[4], Terminating 02/03/17 (Notional Value $47,562,722)	4,203,476

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[4]
InterDigital, Inc.	10,281	$399,285
WellCare Health Plans, Inc.*	6,262	361,876
United Continental Holdings, Inc.*	9,714	238,049
EMCOR Group, Inc.	8,945	184,019
UnitedHealth Group, Inc.	4,919	156,947
SYNNEX Corp.	4,289	149,729
Teradyne, Inc.	25,701	145,311
Cisco Systems, Inc.	44,268	140,313
Principal Financial Group, Inc.	8,312	139,126
CenterPoint Energy, Inc.	55,468	133,027
Wabash National Corp.	28,323	132,611
Lincoln National Corp.	4,854	129,943
Delta Air Lines, Inc.	19,546	127,867
Conagra Brands, Inc.	26,518	113,684
Energizer Holdings, Inc.	13,165	110,855
Scripps Networks Interactive, Inc. — Class A	13,678	104,896
Western Union Co.	42,586	99,382
Everest Re Group Ltd.	5,322	98,334
Synchrony Financial	11,621	93,160
Cummins, Inc.	8,203	86,784
Travelers Companies, Inc.	8,073	83,424
AECOM*	11,308	78,796
F5 Networks, Inc.*	4,144	75,665
WR Berkley Corp.	5,317	73,348
McKesson Corp.	4,159	67,614
CSX Corp.	13,104	62,631
Northern Trust Corp.	5,012	62,629
IPG Photonics Corp.*	4,417	62,531
Textron, Inc.	7,800	61,505
Wyndham Worldwide Corp.	5,010	55,214
Archer-Daniels-Midland Co.	19,480	54,750
Best Buy Co., Inc.	12,683	54,141
Owens & Minor, Inc.	22,530	53,215
Telephone & Data Systems, Inc.	31,598	51,850
Motorola Solutions, Inc.	9,500	51,426
Fiserv, Inc.*	7,708	47,486
Progressive Corp.	15,262	43,636
Public Service Enterprise Group, Inc.	16,672	42,336
BorgWarner, Inc.	9,141	41,200
Allstate Corp.	8,192	38,254
Hartford Financial Services Group, Inc.	6,492	36,999
Entergy Corp.	10,078	32,939
Carlisle Companies, Inc.	6,896	32,608
Hologic, Inc.*	8,966	31,750
Texas Instruments, Inc.	11,372	29,729
Cognizant Technology Solutions Corp. — Class A*	6,663	27,754
Cal-Maine Foods, Inc.	13,520	24,166
DST Systems, Inc.	4,733	23,659
TRI Pointe Group, Inc.*	29,321	22,064
Kroger Co.	18,976	20,712
Teradata Corp.*	14,097	18,379
Interpublic Group of Companies, Inc.	15,291	16,278
PPL Corp.	30,711	15,817
Target Corp.	8,103	13,668
Biogen, Inc.*	1,286	7,872
Bed Bath & Beyond, Inc.	20,594	7,560
Masco Corp.	17,433	5,247
Casey's General Stores, Inc.	3,056	(481)
PepsiCo, Inc.	6,077	(826)
Amgen, Inc.	8,989	(10,043)
Procter & Gamble Co.	8,124	(11,306)
Molina Healthcare, Inc.*	9,515	(11,602)
Philip Morris International, Inc.	3,846	(16,043)
Consolidated Edison, Inc.	15,764	(18,365)
Cardinal Health, Inc.	14,569	(41,028)
Mallinckrodt plc*	6,003	(44,623)
Merck & Company, Inc.	11,790	(50,166)
Ford Motor Co.	50,993	(50,616)
Pitney Bowes, Inc.	34,177	(51,596)
Michael Kors Holdings Ltd.*	10,877	(66,676)
Gilead Sciences, Inc.	13,560	(139,315)
Total Custom Basket of Long Securities		4,161,364

CUSTOM BASKET OF SHORT SECURITIES[5]
Hanesbrands, Inc.	(19,136)	148,632
TripAdvisor, Inc.*	(7,715)	127,609
Mattel, Inc.	(24,022)	95,360
International Flavors & Fragrances, Inc.	(6,705)	87,000
American Tower Corp. — Class A	(4,994)	47,026

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[5]
Fortinet, Inc.*	(10,466)	$40,743
Simon Property Group, Inc.	(2,187)	38,884
Red Hat, Inc.*	(5,591)	37,837
Crown Castle International Corp.	(10,237)	37,397
Sempra Energy	(8,946)	37,223
Vulcan Materials Co.	(10,831)	32,519
Wynn Resorts Ltd.	(3,412)	32,373
Realty Income Corp.	(8,354)	31,932
Newell Brands, Inc.	(11,086)	30,568
Healthcare Realty Trust, Inc.	(12,969)	29,594
MarketAxess Holdings, Inc.	(1,936)	28,972
salesforce.com, Inc.*	(5,094)	25,564
Allegion plc	(4,828)	25,368
Extra Space Storage, Inc.	(4,667)	21,638
Expedia, Inc.	(3,457)	20,624
Buffalo Wild Wings, Inc.*	(2,664)	19,685
NiSource, Inc.	(19,295)	18,614
NIKE, Inc. — Class B	(15,157)	17,561
Cintas Corp.	(3,404)	17,463
FactSet Research Systems, Inc.	(2,031)	16,305
Fastenal Co.	(9,756)	11,069
Ligand Pharmaceuticals, Inc. — Class B*	(2,925)	10,720
American Campus Communities, Inc.	(15,506)	10,375
Global Payments, Inc.	(4,727)	9,528
Home Depot, Inc.	(4,447)	9,149
Facebook, Inc. — Class A*	(2,635)	8,580
Bemis Company, Inc.	(8,428)	7,901
Healthcare Services Group, Inc.	(13,918)	7,212
Loews Corp.	(14,716)	6,649
Washington Federal, Inc.	(15,161)	5,224
International Paper Co.	(8,288)	4,462
Innospec, Inc.	(4,936)	4,257
SCANA Corp.	(7,151)	3,990
U.S. Bancorp	(11,730)	3,778
Quaker Chemical Corp.	(3,819)	3,481
Priceline Group, Inc.*	(255)	3,253
Electronics for Imaging, Inc.*	(7,071)	1,934
Acadia Realty Trust	(10,789)	1,905
Aqua America, Inc.	(12,031)	1,670
AptarGroup, Inc.	(6,142)	1,029
Sealed Air Corp.	(16,689)	900
Ross Stores, Inc.	(9,134)	374
Prologis, Inc.	(10,418)	110
HCP, Inc.	(11,428)	(14)
Communications Sales & Leasing, Inc.	(12,412)	(109)
Tyler Technologies, Inc.*	(2,218)	(313)
PPG Industries, Inc.	(3,985)	(1,422)
Commerce Bancshares, Inc.	(9,272)	(1,475)
Atmos Energy Corp.	(10,596)	(2,831)
Provident Financial Services, Inc.	(11,137)	(2,867)
Equinix, Inc.	(2,879)	(3,343)
New Jersey Resources Corp.	(20,243)	(4,140)
Weyerhaeuser Co.	(15,838)	(4,457)
Citizens Financial Group, Inc.	(8,923)	(4,703)
BB&T Corp.	(11,195)	(5,094)
Orbital ATK, Inc.	(3,810)	(5,648)
Trustmark Corp.	(14,723)	(6,465)
Kilroy Realty Corp.	(5,235)	(6,627)
Duke Realty Corp.	(21,387)	(7,550)
National Retail Properties, Inc.	(7,948)	(8,655)
Adobe Systems, Inc.*	(3,327)	(9,166)
Digital Realty Trust, Inc.	(3,332)	(9,262)
BlackRock, Inc. — Class A	(805)	(9,873)
CoreSite Realty Corp.	(7,487)	(9,986)
First Industrial Realty Trust, Inc.	(31,001)	(10,395)
STERIS plc	(5,399)	(11,097)
Align Technology, Inc.*	(3,229)	(11,726)
UDR, Inc.	(11,677)	(12,518)
Intercontinental Exchange, Inc.	(8,037)	(13,138)
Flowserve Corp.	(6,465)	(13,471)
Chuy's Holdings, Inc.*	(9,294)	(14,199)
O'Reilly Automotive, Inc.*	(2,343)	(14,801)
Taubman Centers, Inc.	(8,404)	(17,333)
Netflix, Inc.*	(2,698)	(18,827)
Tiffany & Co.	(4,654)	(19,292)
Ecolab, Inc.	(10,909)	(19,901)
Belmond Ltd. — Class A*	(30,367)	(20,153)
Bottomline Technologies de, Inc.*	(12,775)	(22,021)
Four Corners Property Trust, Inc.	(15,584)	(22,775)
Alexander & Baldwin, Inc.	(7,047)	(24,596)
Corning, Inc.	(12,798)	(24,758)
McDonald's Corp.	(4,092)	(25,653)
Starbucks Corp.	(15,322)	(25,905)
Tractor Supply Co.	(9,914)	(26,159)
Education Realty Trust, Inc.	(12,785)	(27,850)
MDC Holdings, Inc.	(19,447)	(29,406)
Core-Mark Holding Company, Inc.	(10,037)	(29,684)
CME Group, Inc. — Class A	(7,141)	(30,025)
Alexandria Real Estate Equities, Inc.	(7,318)	(30,160)
DCT Industrial Trust, Inc.	(11,044)	(30,699)
Texas Roadhouse, Inc. — Class A	(10,386)	(30,942)
Dominion Resources, Inc.	(12,877)	(31,248)
Deltic Timber Corp.	(8,156)	(32,890)
Five Below, Inc.*	(11,458)	(33,259)
Essex Property Trust, Inc.	(3,021)	(36,351)
General Electric Co.	(28,266)	(36,751)
Cheesecake Factory, Inc.	(7,802)	(37,526)
Public Storage	(2,961)	(38,954)
Trimble, Inc.*	(10,837)	(39,333)
Advance Auto Parts, Inc.	(2,340)	(39,977)
Royal Caribbean Cruises Ltd.	(3,873)	(42,339)
Donaldson Company, Inc.	(8,083)	(42,908)
Alliant Energy Corp.	(22,990)	(43,402)
Air Products & Chemicals, Inc.	(5,092)	(43,924)
Marriott Vacations Worldwide Corp.	(4,098)	(50,032)
Domino's Pizza, Inc.	(3,225)	(50,525)
Panera Bread Co. — Class A*	(4,138)	(50,911)
S&P Global, Inc.	(3,532)	(54,766)
RPM International, Inc.	(14,261)	(56,226)
Compass Minerals International, Inc.	(11,911)	(56,265)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Unrealized Gain (Loss)
Allegheny Technologies, Inc.	(27,637)	$(57,168)
Lithia Motors, Inc. — Class A	(6,293)	(59,411)
Take-Two Interactive Software, Inc.*	(11,378)	(61,690)
Lexington Realty Trust	(30,760)	(63,588)
West Pharmaceutical Services, Inc.	(7,217)	(64,782)
Douglas Emmett, Inc.	(16,245)	(66,306)
American International Group, Inc.	(8,334)	(66,726)
Financial Engines, Inc.	(10,860)	(67,471)
Group 1 Automotive, Inc.	(4,488)	(68,410)
Bank of the Ozarks, Inc.	(7,924)	(69,115)
Ulta Salon Cosmetics & Fragrance, Inc.*	(1,959)	(69,344)
Vornado Realty Trust	(5,520)	(69,501)
Old National Bancorp	(21,846)	(72,494)
Eagle Materials, Inc.	(5,244)	(75,096)
Dunkin' Brands Group, Inc.	(14,919)	(78,371)
Bio-Rad Laboratories, Inc. — Class A*	(4,029)	(79,016)
Mercury General Corp.	(7,600)	(79,655)
Scotts Miracle-Gro Co. — Class A	(10,959)	(83,370)
Sterling Bancorp	(15,420)	(84,609)
Deere & Co.	(4,331)	(91,185)
MB Financial, Inc.	(12,199)	(91,685)
BancorpSouth, Inc.	(13,292)	(94,838)
Copart, Inc.*	(8,943)	(96,943)
Jack in the Box, Inc.	(4,213)	(97,276)
CF Industries Holdings, Inc.	(14,177)	(100,593)
Autodesk, Inc.*	(12,319)	(100,970)
Fulton Financial Corp.	(26,050)	(101,672)
South Jersey Industries, Inc.	(15,239)	(103,910)
First Horizon National Corp.	(30,448)	(104,323)
New York Community Bancorp, Inc.	(79,203)	(107,642)
Freeport-McMoRan, Inc.*	(46,253)	(109,765)
Semtech Corp.*	(12,337)	(114,012)
PTC, Inc.*	(13,903)	(114,120)
Wendy's Co.	(48,888)	(115,350)
US Concrete, Inc.*	(8,448)	(116,919)
Goldman Sachs Group, Inc.	(2,762)	(121,611)
Bob Evans Farms, Inc.	(9,263)	(126,669)
FMC Corp.	(16,962)	(151,289)
People's United Financial, Inc.	(54,898)	(152,329)
NVIDIA Corp.	(5,271)	(158,803)
Leucadia National Corp.	(22,649)	(159,047)
Balchem Corp.	(9,092)	(183,235)
Itron, Inc.*	(7,810)	(189,228)
United States Steel Corp.	(18,245)	(202,583)
CarMax, Inc.*	(13,809)	(220,760)
Martin Marietta Materials, Inc.	(5,953)	(222,119)
Total Custom Basket of Short Securities		(5,200,029)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[2]	All or a portion of this security is pledged as short security collateral at December 31, 2016.
[3]	Rate indicated is the 7 day yield as of December 31, 2016.
[4]	Total return is based on the return of custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2016.
[5]	Total return is based on the return of custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$98,658,088	$—	$—	$—	$98,658,088
OTC Equity Swap Agreements	—	—	4,203,476	—	4,203,476
Short-Term Investments	7,176,117	—	—	—	7,176,117
Total	$105,834,205	$—	$4,203,476	$—	$110,037,681

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$14,073,886	$—	$—	$—	$14,073,886
OTC Equity Swap Agreements	—	—	5,354,954	—	5,354,954
Total	$14,073,886	$—	$5,354,954	$—	$19,428,840

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 20.9%
Johnson & Johnson	52,610	$6,061,197
Merck & Company, Inc.	48,838	2,875,093
Eli Lilly & Co.	31,262	2,299,320
DaVita, Inc.*	30,566	1,962,337
Procter & Gamble Co.	20,850	1,753,068
Bristol-Myers Squibb Co.	29,529	1,725,675
Cardinal Health, Inc.	22,824	1,642,643
ManpowerGroup, Inc.	18,468	1,641,251
Amgen, Inc.	11,122	1,626,147
AbbVie, Inc.	25,616	1,604,074
Danaher Corp.	19,316	1,503,557
Hershey Co.	14,504	1,500,149
Becton Dickinson and Co.	8,120	1,344,266
Clorox Co.	10,448	1,253,968
PepsiCo, Inc.	11,962	1,251,584
Conagra Brands, Inc.	30,267	1,197,060
Stryker Corp.	8,864	1,061,996
Cigna Corp.	7,866	1,049,245
Sysco Corp.	18,437	1,020,857
Automatic Data Processing, Inc.	9,497	976,102
Kimberly-Clark Corp.	7,346	838,326
JM Smucker Co.	6,269	802,808
WellCare Health Plans, Inc.*	5,746	787,662
Boston Scientific Corp.*	30,676	663,522
Celgene Corp.*	5,560	643,570
Biogen, Inc.*	2,254	639,189
Molina Healthcare, Inc.*	11,443	620,897
Deluxe Corp.	7,619	545,597
Colgate-Palmolive Co.	7,798	510,301
Morningstar, Inc.	6,669	490,572
Dr Pepper Snapple Group, Inc.	4,937	447,638
Cooper Companies, Inc.	2,347	410,561
General Mills, Inc.	6,525	403,049
Zoetis, Inc.	7,062	378,029
Abbott Laboratories	9,448	362,898
Thermo Fisher Scientific, Inc.	2,515	354,867
United Natural Foods, Inc.*	7,347	350,599
Aetna, Inc.	2,353	291,796
Total Consumer, Non-cyclical		44,891,470
Technology - 17.5%
Apple, Inc.	47,839	5,540,713
Intel Corp.	128,002	4,642,632
International Business Machines Corp.	25,783	4,279,719
Microsoft Corp.	63,070	3,919,170
Oracle Corp.	94,969	3,651,558
Pitney Bowes, Inc.	112,254	1,705,138
Western Digital Corp.	23,705	1,610,755
Teradata Corp.*	50,540	1,373,172
Analog Devices, Inc.	15,864	1,152,044
Cognizant Technology Solutions Corp. — Class A*	20,298	1,137,297
Paychex, Inc.	18,170	1,106,190
Jack Henry & Associates, Inc.	12,394	1,100,339
QUALCOMM, Inc.	16,642	1,085,058
Akamai Technologies, Inc.*	15,124	1,008,468
VMware, Inc. — Class A*	12,775	1,005,776
Xilinx, Inc.	13,910	839,747
HP, Inc.	50,901	755,371
Teradyne, Inc.	24,072	611,429
Texas Instruments, Inc.	7,809	569,823
Cerner Corp.*	7,859	372,281
Total Technology		37,466,680
Financial - 13.9%
JPMorgan Chase & Co.	59,632	5,145,644
Berkshire Hathaway, Inc. — Class B*	16,526	2,693,407
Aflac, Inc.	30,611	2,130,526
Citigroup, Inc.	29,634	1,761,149
U.S. Bancorp	32,233	1,655,810
T. Rowe Price Group, Inc.	19,634	1,477,655
Northern Trust Corp.	16,140	1,437,267
Prudential Financial, Inc.	13,569	1,411,990
MetLife, Inc.	24,578	1,324,509
KeyCorp	68,027	1,242,853
CIT Group, Inc.	28,142	1,201,101
PNC Financial Services Group, Inc.	10,092	1,180,360
Cullen/Frost Bankers, Inc.	13,139	1,159,254
Capital One Financial Corp.	12,926	1,127,664
Hartford Financial Services Group, Inc.	21,949	1,045,870
Navient Corp.	55,893	918,322
Visa, Inc. — Class A	10,360	808,287
Goldman Sachs Group, Inc.	2,842	680,517
Allstate Corp.	7,153	530,180
Travelers Companies, Inc.	4,276	523,468
Synchrony Financial	9,102	330,130
Total Financial		29,785,963
Industrial - 12.7%
Union Pacific Corp.	24,225	2,511,647
3M Co.	13,040	2,328,553
Fluor Corp.	36,909	1,938,461
CSX Corp.	50,485	1,813,926
Cummins, Inc.	12,536	1,713,295
Lockheed Martin Corp.	5,205	1,300,938
United Parcel Service, Inc. — Class B	11,276	1,292,681
Raytheon Co.	8,368	1,188,256
Jabil Circuit, Inc.	49,281	1,166,481
Waste Management, Inc.	16,259	1,152,926
Honeywell International, Inc.	9,689	1,122,471
Gentex Corp.	56,108	1,104,767
Corning, Inc.	44,105	1,070,428
Sonoco Products Co.	19,205	1,012,104
Boeing Co.	6,248	972,689
Rockwell Collins, Inc.	9,166	850,238
FedEx Corp.	4,232	787,998
General Electric Co.	23,619	746,360
Agilent Technologies, Inc.	16,376	746,091
Deere & Co.	6,058	624,216
Ingersoll-Rand plc	7,300	547,792
United Technologies Corp.	4,759	521,682
Stanley Black & Decker, Inc.	3,967	454,975
Energizer Holdings, Inc.	7,822	348,939
Total Industrial		27,317,914
Communications - 11.3%
Verizon Communications, Inc.	102,214	5,456,184

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Communications - 11.3% (continued)
Alphabet, Inc. — Class A*	6,459	$5,118,435
AT&T, Inc.	105,351	4,480,578
Cisco Systems, Inc.	91,195	2,755,913
Comcast Corp. — Class A	28,943	1,998,514
Amazon.com, Inc.*	1,574	1,180,295
eBay, Inc.*	27,914	828,767
Facebook, Inc. — Class A*	7,050	811,103
Omnicom Group, Inc.	7,822	665,730
Walt Disney Co.	6,243	650,645
Juniper Networks, Inc.	11,701	330,670
Total Communications		24,276,834
Consumer, Cyclical - 11.3%
Ford Motor Co.	222,163	2,694,836
Wal-Mart Stores, Inc.	30,504	2,108,437
CVS Health Corp.	26,056	2,056,079
Goodyear Tire & Rubber Co.	47,985	1,481,297
Macy's, Inc.	40,647	1,455,570
McDonald's Corp.	11,761	1,431,549
WW Grainger, Inc.	4,832	1,122,232
Chipotle Mexican Grill, Inc. — Class A*	2,878	1,085,927
Delta Air Lines, Inc.	20,494	1,008,100
Alaska Air Group, Inc.	11,110	985,790
Coach, Inc.	27,890	976,708
Southwest Airlines Co.	18,263	910,228
Nu Skin Enterprises, Inc. — Class A	18,901	903,090
Target Corp.	11,801	852,386
Kohl's Corp.	16,917	835,361
General Motors Co.	20,336	708,506
Lowe's Companies, Inc.	9,961	708,426
Best Buy Co., Inc.	14,757	629,681
Whirlpool Corp.	3,250	590,753
Wyndham Worldwide Corp.	5,560	424,617
Nordstrom, Inc.	7,047	337,763
Home Depot, Inc.	2,419	324,340
American Eagle Outfitters, Inc.	19,414	294,510
NIKE, Inc. — Class B	4,669	237,325
Total Consumer, Cyclical		24,163,511
Energy - 6.1%
Chevron Corp.	22,275	2,621,768
Schlumberger Ltd.	24,519	2,058,370
Marathon Petroleum Corp.	38,617	1,944,366
ConocoPhillips	34,592	1,734,443
Hess Corp.	25,308	1,576,435
Spectra Energy Corp.	28,907	1,187,789
EOG Resources, Inc.	8,702	879,772
Anadarko Petroleum Corp.	5,871	409,385
Occidental Petroleum Corp.	4,989	355,366
First Solar, Inc.*	10,002	320,964
Total Energy		13,088,658
Utilities - 3.1%
Exelon Corp.	65,712	2,332,118
Entergy Corp.	20,010	1,470,135
Consolidated Edison, Inc.	18,196	1,340,681
Xcel Energy, Inc.	10,050	409,035
WEC Energy Group, Inc.	6,491	380,697
NextEra Energy, Inc.	3,008	359,336
Southern Co.	6,061	298,141
Total Utilities		6,590,143
Basic Materials - 3.1%
Air Products & Chemicals, Inc.	10,189	1,465,382
Praxair, Inc.	10,006	1,172,603
Reliance Steel & Aluminum Co.	14,724	1,171,147
Compass Minerals International, Inc.	14,217	1,113,902
Westlake Chemical Corp.	16,375	916,836
Newmont Mining Corp.	20,839	709,985
Total Basic Materials		6,549,855
Total Common Stocks
(Cost $200,978,224)		214,131,028

EXCHANGE-TRADED FUNDS† - 0.2%
SPDR S&P 500 ETF Trust	1,800	402,354
Total Exchange-Traded Funds
(Cost $386,274)		402,354

SHORT-TERM INVESTMENTS† - 0.4%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.31%[1]	825,270	825,270
Total Short-Term Investments
(Cost $825,270)		825,270
Total Investments - 100.5%
(Cost $202,189,768)		$215,358,652
Other Assets & Liabilities, net - (0.5)%		(1,119,126)
Total Net Assets - 100.0%		$214,239,526

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of December 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$214,131,028	$—	$—	$214,131,028
Exchange-Traded Funds	402,354	—	—	402,354
Short-Term Investments	825,270	—	—	825,270
Total	$215,358,652	$—	$—	$215,358,652

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS† - 9.8%
Guggenheim S&P High Income Infrastructure ETF[1]	21,275	$553,363
Total Exchange-Traded Funds
(Cost $447,192)		553,363

MUTUAL FUNDS† - 79.2%
Guggenheim High Yield Fund - Insitutional Class[1]	190,073	1,752,476
Guggenheim Limited Duration Fund - Institutional Class[1]	55,059	1,357,756
Guggenheim Investment Grade Bond Fund - Institutional Class[1]	42,750	773,348
Guggenheim World Equity Income Fund - Institutional Class[1]	24,400	333,064
Guggenheim Risk Managed Real Estate Fund - Institutional Class[1]	9,110	258,907
Total Mutual Funds
(Cost $4,319,623)		4,475,551

CLOSED-END FUNDS† - 8.9%
Avenue Income Credit Strategies Fund	1,134	15,229
Salient Midstream & MLP Fund	1,070	14,530
Kayne Anderson Midstream/Energy Fund, Inc.	900	14,310
John Hancock Premium Dividend Fund	907	14,195
New America High Income Fund, Inc.	1,517	14,047
John Hancock Tax-Advantaged Dividend Income Fund	600	13,848
Invesco Dynamic Credit Opportunities Fund	1,120	13,776
Eaton Vance Floating-Rate Income Trust	923	13,753
Royce Value Trust, Inc.	1,000	13,390
Neuberger Berman High Yield Strategies Fund, Inc.	1,146	13,374
Deutsche High Income Opportunities Fund, Inc.	926	13,344
Blackstone / GSO Strategic Credit Fund	868	13,315
John Hancock Investors Trust	798	13,247
Nuveen Credit Strategies Income Fund	1,488	13,169
AllianzGI Convertible & Income Fund	2,064	13,168
Western Asset High Income Fund II, Inc.	1,857	13,148
Ivy High Income Opportunities Fund	890	13,145
PIMCO Income Strategy Fund II	1,364	12,944
Barings Global Short Duration High Yield Fund	665	12,788
PIMCO Income Opportunity Fund	551	12,761
Calamos Convertible and High Income Fund	1,206	12,723
PIMCO Corporate & Income Strategy Fund	860	12,711
Pioneer Floating Rate Trust	1,065	12,642
BlackRock Credit Allocation Income Trust	973	12,620
AllianzGI Equity & Convertible Income Fund	683	12,584
Western Asset High Yield Defined Opportunity Fund, Inc.	834	12,543
BlackRock Multi-Sector Income Trust	761	12,541
BlackRock Corporate High Yield Fund, Inc.	1,150	12,455
DoubleLine Income Solutions Fund	650	12,344
Western Asset Premier Bond Fund	951	12,315
Reaves Utility Income Fund	400	12,288
Flaherty & Crumrine Preferred Income Opportunity Fund, Inc.	1,100	12,232
BlackRock Enhanced Equity Dividend Trust	1,500	12,225
First Trust Enhanced Equity Income Fund	900	12,159
Eaton Vance Enhanced Equity Income Fund II	946	12,109
Cohen & Steers Total Return Realty Fund, Inc.	1,000	12,100
KKR Income Opportunities Fund	750	12,023
BlackRock Enhanced Capital and Income Fund, Inc.	875	11,996
Cohen & Steers Infrastructure Fund, Inc.	600	11,616
Total Closed-End Funds
(Cost $468,694)		505,707

SHORT-TERM INVESTMENTS† - 0.4%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 0.35%[2]	24,414	24,414
Total Short-Term Investments
(Cost $24,414)		24,414
Total Investments - 98.3%
(Cost $5,259,923)		$5,559,035
Other Assets & Liabilities, net - 1.7%		93,534
Total Net Assets - 100.0%		$5,652,569

†	Value determined based on Level 1 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Rate indicated is the 7 day yield as of December 31, 2016.

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Closed-End Funds	$505,707	$—	$—	$505,707
Exchange-Traded Funds	553,363	—	—	553,363
Mutual Funds	4,475,551	—	—	4,475,551
Short-Term Investments	24,414	—	—	24,414
Total	$5,559,035	$—	$—	$5,559,035

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 0.0%
Energy - 0.0%
Titan Energy LLC*,1	10,110	$242,640
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc*,†††,1	13,186	19,252
Basic Materials - 0.0%
Mirabela Nickel Ltd.*,†††,1	4,755,634	343
Total Common Stocks
(Cost $2,130,407)		262,235

MUTUAL FUNDS† - 0.9%
Guggenheim Strategy Fund I12	739,057	18,476,418
Guggenheim Strategy Fund II12	288,903	7,208,137
Total Mutual Funds
(Cost $25,576,223)		25,684,555

SHORT-TERM INVESTMENTS† - 4.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 0.30%[2]	120,504,937	120,504,937
Total Short-Term Investments
(Cost $120,504,937)		120,504,937

	Face Amount[10]
SENIOR FLOATING RATE INTERESTS†† - 67.3%
Consumer, Non-cyclical - 12.0%
Press Ganey Holdings, Inc.
4.25% due 10/23/23		$29,164,176	29,309,997
CHG Healthcare Services, Inc.
4.75% due 06/07/23		26,503,090	26,774,747
Albertson's LLC
3.77% due 08/25/21		23,794,585	24,057,277
4.25% due 12/21/22		1,350,000	1,366,875
Chobani LLC
5.25% due 10/09/23		24,000,000	24,330,000
Gold Merger Company, Inc.
4.75% due 07/27/23		23,117,063	23,242,357
DJO Finance LLC
4.25% due 06/08/20		23,928,121	22,933,668
MPH Acquisition Holdings LLC
5.00% due 06/07/23		18,930,259	19,244,691
US Foods, Inc.
3.77% due 06/27/23		16,367,750	16,531,428
American Tire Distributors, Inc.
5.25% due 09/01/21		16,445,420	16,380,296
Authentic Brands
5.50% due 05/27/21		13,931,351	14,001,007
Pharmaceutical Product Development
4.25% due 08/18/22		12,642,179	12,771,762
Hostess Brands LLC
4.00% due 08/03/22		12,414,297	12,532,233
At Home Holding III Corp.
5.00% due 06/03/22		12,312,500	12,312,500
Endo Luxembourg Finance Co.
3.81% due 09/25/22		11,286,000	11,334,417
Advancepierre Foods, Inc.
4.00% due 06/02/23		10,705,051	10,865,627
Lineage Logistics LLC
4.50% due 04/07/21		10,768,900	10,688,134
Pinnacle Foods Corp.
3.27% due 04/29/20		4,898,734	4,938,561
3.39% due 04/29/20		4,010,953	4,040,473
Cotiviti Corp.
3.75% due 09/28/23		8,482,474	8,546,092
CTI Foods Holding Co. LLC
8.25% due 06/28/21		7,420,000	6,678,000
4.50% due 06/29/20		1,262,453	1,243,517
Reddy Ice Holdings, Inc.
6.75% due 05/01/19		4,718,662	4,592,816
10.75% due 10/01/19[1]		2,000,000	1,720,000
Valeant Pharmaceuticals International, Inc.
5.25% due 08/05/20		3,856,359	3,844,558
5.50% due 04/01/22		1,975,127	1,975,503
Sterigenics Norion Holdings
4.25% due 05/16/22		4,937,500	4,952,954
Dole Food Company, Inc.
4.61% due 11/01/18		4,711,976	4,736,714
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19		4,564,720	4,541,897
Grocery Outlet, Inc.
5.00% due 10/21/21		3,940,135	3,936,037
Nellson Nutraceutical (US)
6.00% due 12/23/21		3,055,860	3,040,581
R&R Ice Cream PLC
3.00% due 09/29/23	EUR	2,000,000	2,128,323
Nellson Nutraceutical (CAD)
6.00% due 12/23/21		1,893,219	1,883,753
NES Global Talent
6.50% due 10/03/19[1]		1,614,789	1,453,310
Acadia Healthcare Company, Inc.
3.76% due 02/16/23		1,336,500	1,346,524
Aramark Corp.
3.50% due 02/24/21		1,186,450	1,196,404
Catalent Pharma Solutions, Inc.
3.75% due 05/20/21		1,035,343	1,041,813
Fender Musical Instruments Corp.
5.75% due 04/03/19		743,890	742,961
Jacobs Douwe Egberts
3.25% due 07/02/22		702,749	706,614
Targus Group International, Inc.
due 05/24/16†††,1,3		152,876	–
Total Consumer, Non-cyclical			357,964,421
Consumer, Cyclical - 11.7%
Sears Holdings Corp.
5.50% due 06/30/18		29,941,938	28,669,405
Smart & Final Stores LLC
4.41% due 11/15/22		28,140,447	28,061,372
PetSmart Inc
4.00% due 03/11/22		22,412,300	22,468,330
PETCO Animal Supplies, Inc.
5.00% due 01/26/23		16,227,375	16,296,990
5.14% due 01/26/23		5,409,125	5,436,171

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[10]		Value
SENIOR FLOATING RATE INTERESTS†† - 67.3% (continued)
Consumer, Cyclical - 11.7% (continued)
Party City Holdings Inc.
4.21% due 08/19/22		$19,778,648	$19,945,580
Life Time Fitness
4.25% due 06/10/22		19,622,977	19,730,315
Acosta, Inc.
4.25% due 09/26/21		17,972,899	17,501,111
BJ's Wholesale Club, Inc.
4.50% due 09/26/19		16,035,127	16,178,000
Leslie's Poolmart, Inc.
5.25% due 08/16/23		15,760,500	15,928,034
Navistar, Inc.
6.50% due 08/07/20		15,295,500	15,471,398
Gates Global, Inc.
4.25% due 07/05/21		14,910,387	14,910,387
Advantage Sales & Marketing LLC
4.25% due 07/23/21		13,391,957	13,428,785
4.25% due 07/25/19†††,1		800,000	747,039
Equinox Fitness
5.00% due 01/31/20		13,339,383	13,461,706
Fitness International LLC
6.00% due 07/01/20		11,644,893	11,652,229
Belk, Inc.
5.75% due 12/12/22		12,559,875	10,791,068
Burlington Coat Factory Warehouse Corp.
3.51% due 08/13/21		10,100,000	10,159,489
PTL Acqusition, Inc.
4.02% due 05/12/23		8,279,250	8,403,439
Deuce Acquisition
6.50% due 12/08/22[1]	GBP	7,100,000	8,381,269
National Vision, Inc.
4.00% due 03/12/21		7,987,624	7,944,331
AlixPartners, LLP
4.00% due 07/28/22		7,310,669	7,362,867
Eyemart Express
5.00% due 12/17/21		6,842,306	6,842,306
Neiman Marcus Group, Inc.
4.25% due 10/25/20		7,786,990	6,749,373
YUM! Brands, Inc.
3.49% due 06/16/23		5,174,000	5,241,935
Men's Wearhouse
4.50% due 06/18/21		4,378,421	4,372,948
Hilton Worldwide Finance LLC
3.26% due 10/25/23		2,900,937	2,932,122
Capital Automotive LP
6.00% due 04/30/20		2,830,000	2,860,649
La Quinta Intermediate Holdings
3.75% due 04/14/21		2,557,206	2,556,413
Ascena Retail Group
5.25% due 08/21/22		978,172	952,739
Container Store, Inc.
4.25% due 04/05/19		748,155	680,821
Kate Spade & Co.
4.00% due 04/09/21		576,794	577,515
NPC International, Inc.
4.75% due 12/28/18		553,528	554,912
Rite Aid Corp.
5.75% due 08/21/20		500,000	502,915
Jacobs Entertainment, Inc.
5.25% due 10/29/18		460,940	460,940
Total Consumer, Cyclical			348,214,903
Industrial - 11.6%
Rexnord LLC/ RBS Global, Inc.
3.75% due 08/21/23		28,861,880	28,962,895
Flex Acquisition Company, Inc.
4.25% due 12/29/23		27,900,000	28,132,406
Quikrete Holdings, Inc.
4.00% due 11/15/23		26,500,000	26,743,005
Transdigm, Inc.
3.85% due 05/14/22		12,877,521	12,979,897
3.98% due 06/04/21		6,640,906	6,685,533
3.77% due 06/09/23		4,987,469	5,034,850
Travelport Holdings LLC
5.00% due 09/02/21		20,434,492	20,616,564
American Builders & Contractors Supply Co., Inc.
3.52% due 10/31/23		17,933,712	18,085,611
Brickman Group Holdings, Inc.
4.00% due 12/18/20		16,239,959	16,267,567
Engility Corp.
5.81% due 08/14/23		14,640,314	14,848,938
Amber Bidco Ltd.
4.87% due 06/30/21†††,1		10,480,000	10,344,367
4.40% due 06/30/21†††,1	GBP	3,500,000	4,257,286
Advanced Disposal Services, Inc.
3.50% due 11/10/23		14,280,944	14,397,048
TMF Group Holding BV
4.00% due 10/16/23	EUR	10,750,000	11,443,359
DAE Aviation
5.25% due 07/07/22		10,402,494	10,461,060
Reynolds Group Holdings
4.25% due 02/05/23		10,247,588	10,373,326
CareCore National LLC
5.50% due 03/05/21		9,737,328	9,566,925
USIC Holding, Inc.
4.75% due 12/08/23		8,050,000	8,096,932
Zodiac Pool Solutions LLC
5.50% due 12/20/23		7,745,161	7,788,766
CHI Overhead Doors, Inc.
4.50% due 07/29/22		6,587,368	6,590,134
Crosby Worldwide
4.00% due 11/23/20		6,522,267	5,825,232
CPM Holdings, Inc.
6.00% due 04/11/22		5,713,000	5,777,271
Hardware Holdings LLC
6.75% due 03/30/20†††,1		5,484,375	5,374,688
Thermasys Corp.
5.25% due 05/03/19[1]		6,270,469	5,322,060
Filtration Group Corp.
4.25% due 11/23/20		4,941,887	4,974,306
GYP Holdings III Corp.
4.50% due 04/01/21		4,370,965	4,405,583

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[10]		Value
SENIOR FLOATING RATE INTERESTS†† - 67.3% (continued)
Industrial - 11.6% (continued)
NVA Holdings, Inc.
4.75% due 08/14/21		$3,963,659	$3,983,477
5.50% due 08/14/21		334,623	335,459
Power Borrower, LLC
4.25% due 05/06/20		3,605,652	3,601,145
Hillman Group, Inc.
4.50% due 06/30/21		3,449,218	3,463,601
SIG Onex Wizard Acquisition
4.00% due 03/14/22		2,822,718	2,842,844
Learning Care Group (US), Inc.
5.00% due 05/05/21		2,632,852	2,648,202
Signode Industrial Group US, Inc.
4.00% due 04/30/21		2,500,000	2,518,750
SI Organization
5.75% due 11/22/19		2,411,315	2,435,428
Berlin Packaging LLC
4.50% due 10/01/21		2,357,603	2,374,908
Doncasters Group Ltd.
9.50% due 10/09/20		2,348,621	2,172,474
Berry Plastics Corp.
3.50% due 02/10/20		1,064,070	1,071,327
3.50% due 01/06/21		815,500	820,034
Constantia Lux Parent S.A.
4.00% due 04/30/22		1,821,871	1,828,704
Tank Holdings Corp.
5.25% due 03/16/22		1,804,348	1,778,780
Mast Global
7.75% due 09/12/19†††,1		1,608,486	1,601,174
Sirva Worldwide, Inc.
7.50% due 11/22/22[1]		1,597,943	1,561,990
NANA Development Corp.
8.00% due 03/15/18[1]		1,275,000	1,224,000
Pro Mach Group, Inc.
4.75% due 10/22/21		955,602	952,735
Omnitracs, Inc.
8.75% due 05/25/21		350,000	337,533
Wencor Group
4.26% due 06/19/19†††		306,923	289,564
Hunter Fan Co.
6.50% due 12/20/17[1]		151,134	149,623
Total Industrial			341,347,361
Technology - 11.4%
Applied Systems, Inc.
4.00% due 01/25/21		23,411,427	23,616,276
Landslide Holdings, Inc.
5.50% due 09/27/22		22,113,084	22,361,855
EIG Investors Corp.
6.00% due 02/09/23		16,227,858	16,085,864
6.48% due 11/08/19		5,104,487	5,066,204
Epicor Software
4.75% due 06/01/22		18,205,706	18,257,774
Avago Technologies Cayman Finance Ltd.
3.70% due 02/01/23		17,889,105	18,135,080
Verisure Cayman 2
3.75% due 10/21/22	EUR	17,000,000	18,027,050
First Data Corp.
3.76% due 03/24/21		15,391,624	15,564,780
3.76% due 07/08/22		1,119,544	1,130,975
TIBCO Software, Inc.
6.50% due 12/04/20		16,611,637	16,663,632
Solera LLC
5.75% due 03/03/23		15,929,625	16,128,745
Diebold, Inc.
5.25% due 11/06/23		13,577,438	13,759,918
Kronos, Inc.
5.00% due 11/01/23		11,800,000	11,938,296
Infor US, Inc.
3.75% due 06/03/20		11,460,166	11,469,678
Informatica Corp.
4.50% due 08/05/22		10,467,500	10,410,766
Coherent Holding GmbH
4.25% due 11/07/23	EUR	9,276,750	9,889,049
Greenway Medical Technologies
6.00% due 11/04/20[1]		9,454,417	9,359,873
Active Network LLC
6.00% due 11/13/20		9,069,342	9,046,668
Banca Civica (UK) - Chambertin
4.62% due 08/04/21†††,1	GBP	3,800,000	4,526,864
4.87% due 05/29/20†††,1	GBP	3,800,000	4,507,197
Micro Focus International plc
4.52% due 11/19/21		8,909,449	9,012,888
Ipreo Holdings
4.25% due 08/06/21		8,818,505	8,487,811
Advanced Computer Software
6.50% due 03/18/22		6,386,250	6,088,204
10.50% due 01/31/23[1]		2,200,000	1,977,250
Aspect Software, Inc.
11.28% due 05/25/20		6,890,757	6,862,022
GlobalLogic Holdings, Inc.
5.50% due 06/20/22		6,813,543	6,796,509
NXP B.V. / NXP Funding LLC
3.27% due 12/07/20		6,631,675	6,661,518
Micron Technology, Inc.
4.52% due 04/26/22		5,789,217	5,871,714
Infoblox, Inc.
6.00% due 11/07/23		5,050,000	5,018,438
Ceridian Corp.
4.50% due 09/15/20		4,982,424	4,942,964
Go Daddy Operating Company, LLC
4.25% due 05/13/21		3,797,215	3,833,289
Oberthur Technologies Group SAS
3.75% due 12/14/23	EUR	3,150,000	3,322,171
Compucom Systems, Inc.
4.25% due 05/11/20		4,196,260	3,231,120
Sabre, Inc.
4.00% due 02/19/19		2,393,031	2,416,961

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[10]		Value
SENIOR FLOATING RATE INTERESTS†† - 67.3% (continued)
Technology - 11.4% (continued)
Infor, Inc.
3.75% due 06/03/20		$1,875,845	$1,875,508
Eze Castle Software, Inc.
7.25% due 04/05/21		1,441,176	1,402,740
Sparta Holding Corp.
6.50% due 07/28/20†††,1		1,384,832	1,376,581
Total Technology			335,124,232
Communications - 10.4%
Virgin Media Bristol LLC
2.75% due 01/31/25		28,185,935	28,295,296
SFR Group SA
4.04% due 01/14/25		27,600,000	27,813,900
Univision Communications, Inc.
4.00% due 02/28/20		26,335,377	26,467,053
4.00% due 03/01/20		1,268,310	1,274,423
WMG Acquisition Corp.
3.75% due 11/01/23		24,154,713	24,340,946
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23		23,330,800	22,663,773
Radiate HoldCo LLC
3.75% due 12/12/23		19,550,000	19,669,451
Mcgraw-Hill Global Education Holdings LLC
5.00% due 05/04/22		19,438,098	19,441,208
Cartrawler
4.25% due 04/29/21[1]	EUR	16,231,796	16,913,460
UPC Broadband Holding BV
3.00% due 01/15/26	EUR	13,200,000	13,932,314
Light Tower Fiber LLC
4.25% due 04/13/20		13,542,400	13,605,914
Ziggo Secured Finance BV
3.75% due 08/31/24	EUR	12,300,000	12,989,504
T-Mobile US, Inc.
3.52% due 11/09/22		11,880,000	12,016,145
CSC Holdings, LLC
3.88% due 10/11/24		11,842,105	11,958,039
Houghton Mifflin Co.
4.00% due 05/31/21		10,738,988	10,202,038
Telenet Financing USD LLC
3.70% due 01/31/25		9,750,000	9,821,273
Altice US Finance I Corp.
3.88% due 01/15/25		9,000,000	9,090,000
INTEROUTE FINCO PLC
3.75% due 11/06/23	EUR	4,350,000	4,589,912
Ziggo BV
3.50% due 01/14/22	EUR	2,835,957	2,847,783
3.50% due 01/15/22		1,664,043	1,670,982
CBS Outdoor Americas Capital LLC
3.02% due 02/01/21		3,795,000	3,802,438
AMC Entertainment Holdings, Inc.
3.51% due 12/15/23		3,200,000	3,229,600
Internet Brands
4.75% due 07/08/21		3,020,945	3,034,177
Charter Communications Operating, LLC
3.02% due 12/31/20		1,571,501	1,577,614
2.25% due 01/15/24		1,342,500	1,349,454
Match Group, Inc.
4.20% due 11/16/22		2,471,875	2,505,863
Anaren, Inc.
5.50% due 02/18/21[1]		1,497,530	1,486,298
9.25% due 08/18/21[1]		275,000	266,063
Level 3 Communications, Inc.
4.00% due 08/01/19		750,000	759,938
Total Communications			307,614,859
Financial - 6.2%
National Financial Partners Corp.
4.50% due 12/09/23		26,800,000	27,001,000
6.25% due 07/01/20		14,080,016	14,191,530
Americold Realty Operating Partnership, LP
5.75% due 12/01/22		18,009,500	18,178,429
Alliant Holdings I L.P.
4.75% due 08/12/22		16,351,000	16,422,617
Transunion Holding Co.
3.52% due 04/09/21		16,178,092	16,308,164
Hyperion Insurance
5.50% due 04/29/22		12,624,131	12,639,912
HUB International Ltd.
4.00% due 10/02/20		12,380,898	12,468,183
York Risk Services
4.75% due 10/01/21[1]		11,406,249	10,750,390
Acrisure LLC
5.75% due 11/22/23		10,303,452	10,416,172
WEX, Inc.
4.27% due 07/01/23		10,049,500	10,182,957
Assured Partners, Inc.
5.25% due 10/21/22		7,668,745	7,772,273
Magic Newco, LLC
5.00% due 12/12/18		7,347,944	7,407,683
American Stock Transfer & Trust
5.75% due 06/26/20		5,664,718	5,636,394
LPL Financial Holdings, Inc.
4.81% due 11/21/22		3,796,313	3,827,936
Jefferies Finance LLC
4.50% due 05/14/20		3,792,250	3,763,808
Dollar Tree, Inc.
3.25% due 07/06/22		2,571,815	2,592,723
Fly Leasing Ltd.
3.64% due 02/09/22		1,663,926	1,674,841
USI Holdings Corp.
4.25% due 12/27/19		1,364,312	1,370,001

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[10]		Value
SENIOR FLOATING RATE INTERESTS†† - 67.3% (continued)
Financial - 6.2% (continued)
AMWINS Group LLC
4.75% due 09/06/19		$960,742	$970,350
Total Financial			183,575,363
Utilities - 1.9%
Linden Cogeneration Power
4.50% due 06/28/23		14,789,392	14,896,614
TPF II Power LLC
5.00% due 10/02/21		14,533,402	14,649,668
Dynegy, Inc.
5.00% due 06/27/23		11,000,000	11,132,880
Stonewall (Green Energy)
6.50% due 11/15/21		5,950,000	5,860,750
Lightstone HoldCo LLC
6.50% due 01/01/24		4,530,000	4,580,963
Panda Temple II Power
7.25% due 04/03/19		4,455,000	4,065,188
Total Utilities			55,186,063
Basic Materials - 1.4%
PQ Corp.
5.25% due 11/04/22		21,814,517	22,073,674
Nexeo Solutions LLC
5.25% due 06/09/23		10,477,858	10,556,442
Platform Specialty Prod
4.25% due 06/07/20	EUR	4,139,625	4,387,889
Zep, Inc.
5.00% due 06/27/22		2,235,727	2,246,905
Minerals Technologies, Inc.
3.76% due 05/10/21		920,072	928,509
Total Basic Materials			40,193,419
Energy - 0.7%
Veresen Midstream LP
5.25% due 03/31/22		15,587,190	15,678,063
PSS Companies
5.50% due 01/28/20[1]		5,594,891	4,084,271
Total Energy			19,762,334
Total Senior Floating Rate Interests
(Cost $2,000,488,234)			1,988,982,955

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.7%
Residential Mortgage Backed Securities - 4.8%
LSTAR Securities Investment Ltd.
2016-6, 2.62% due 11/01/21[4,5]	14,881,844	14,682,531
2016-4, 2.62% due 10/01/21[4,5]	9,288,126	9,186,263
LSTAR Securities Investment Trust
2016-5, 2.77% due 11/01/21[4,5]	12,227,813	12,092,091
2015-4, 2.62% due 04/01/20[4,5]	7,800,796	7,786,170
2015-10, 2.62% due 11/01/20[4,5]	1,959,596	1,944,899
LSTAR Commercial Mortgage Trust
2016-7, 2.61% due 12/01/21[4,5]	19,000,000	18,720,978
RALI Series Trust
2006-QO2, 0.98% due 02/25/46[4]	9,046,837	3,936,009
2007-QO4, 0.95% due 05/25/47[4]	3,621,766	3,014,997
2006-QO10, 0.92% due 01/25/37[4]	3,527,994	2,972,039
Lehman XS Trust Series
2007-15N, 1.01% due 08/25/37[4]	5,970,961	5,095,984
2006-16N, 0.95% due 11/25/46[4]	3,194,718	2,627,447
GSAA Home Equity Trust
2006-14, 0.93% due 09/25/36[4]	11,788,013	5,990,227
2007-7, 1.03% due 07/25/37[4]	962,077	869,857
Soundview Home Loan Trust
2005-OPT3, 1.23% due 11/25/35[4]	6,000,000	5,357,939
American Home Mortgage Investment Trust
2006-1, 0.98% due 03/25/46[4]	6,357,087	5,265,050
Banc of America Funding Ltd.
2013-R1, 0.75% due 11/03/41[4,5]	5,245,622	4,780,235
IndyMac INDX Mortgage Loan Trust
2006-AR4, 0.97% due 05/25/46[4]	5,775,194	4,740,490
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 1.35% due 07/25/47†††,4	5,578,941	4,679,056
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 1.02% due 04/25/36[4]	3,618,482	3,522,332
2007-BC1, 0.89% due 02/25/37[4]	824,309	732,201
Nomura Resecuritization Trust
2015-4R, 1.42% due 03/26/36[4,5]	2,491,266	2,338,933
2012-1R, 1.20% due 08/27/47[4,5]	1,223,252	1,199,295
AJAX Mortgage Loan Trust
2015-A, 3.88% due 11/25/54[4,5]	3,426,230	3,400,738

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[10]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.7% (continued)
Residential Mortgage Backed Securities - 4.8% (continued)
American Home Mortgage Assets Trust
2006-4, 0.97% due 10/25/46[4]	$4,908,541	$3,256,122
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.41% due 11/25/46[4]	3,893,915	2,796,960
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.90% due 07/25/37[4,5]	3,047,560	2,705,791
GreenPoint Mortgage Funding Trust
2005-HE4, 1.23% due 07/25/30[4]	2,326,994	2,280,937
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 0.77% due 07/25/37[4]	2,718,429	2,190,226
Morgan Stanley Re-REMIC Trust
2010-R5, 1.26% due 06/26/36[4,5]	1,055,220	772,636
Alliance Bancorp Trust
2007-OA1, 1.00% due 07/25/37[4]	802,090	579,157
New Century Home Equity Loan Trust
2004-4, 1.55% due 02/25/35[4]	361,785	319,534
Total Residential Mortgage Backed Securities		139,837,124
Commercial Mortgage Backed Securities - 0.9%
Cosmopolitan Hotel Trust
2016-CSMO, 5.35% due 11/15/33[4,5]	17,000,000	17,111,469
GS Mortgage Securities Corporation Trust
2016-ICE2, 9.20% due 02/15/33[4,5]	10,000,000	10,150,724
Total Commercial Mortgage Backed Securities		27,262,193
Total Collateralized Mortgage Obligations
(Cost $166,835,348)		167,099,317

CORPORATE BONDS†† - 5.6%
Energy - 1.5%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	5,500,000	5,885,000
5.63% due 04/15/23	4,200,000	4,462,500
CONSOL Energy, Inc.
5.88% due 04/15/22	6,750,000	6,615,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	6,300,000	6,457,499
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25	4,500,000	4,591,395
Unit Corp.
6.63% due 05/15/21	4,000,000	3,880,000
Gibson Energy, Inc.
6.75% due 07/15/21[5]	2,905,000	3,013,938
FTS International, Inc.
8.46% due 06/15/20[4,5]	2,950,000	2,950,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20	2,750,000	2,041,875
PDC Energy, Inc.
7.75% due 10/15/22	800,000	852,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[6]	850,000	603,500
Total Energy		41,352,707
Consumer, Non-cyclical - 0.9%
Tenet Healthcare Corp.
4.46% due 06/15/20[4]	17,000,000	17,127,499
Vector Group Ltd.
7.75% due 02/15/21	6,890,000	7,182,825
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[5]	1,754,000	1,732,075
Opal Acquisition, Inc.
8.88% due 12/15/21[5]	120,000	102,600
Total Consumer, Non-cyclical		26,144,999
Industrial - 0.8%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.16% due 05/15/21[4,5]	13,500,000	13,905,000
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.38% due 07/15/21[4,5]	7,500,000	7,668,750
Novelis Corp.
6.25% due 08/15/24[5]	3,000,000	3,180,000
Total Industrial		24,753,750
Financial - 0.7%
Kennedy-Wilson, Inc.
5.88% due 04/01/24	11,305,000	11,516,969
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	5,000,000	4,962,500
6.00% due 08/01/20	1,700,000	1,736,125
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[5]	1,050,000	1,050,000

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[10]	Value
CORPORATE BONDS†† - 5.6% (continued)
Financial - 0.7% (continued)
NFP Corp.
9.00% due 07/15/21[5]	$850,000	$896,750
CyrusOne, LP / CyrusOne Finance Corp.
6.38% due 11/15/22	600,000	631,500
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[5]	450,000	447,750
Total Financial		21,241,594
Communications - 0.7%
Ziggo Secured Finance BV
5.50% due 01/15/27[5]	5,000,000	4,874,000
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[5]	4,000,000	4,260,000
Level 3 Financing, Inc.
4.76% due 01/15/18[4]	4,210,000	4,215,263
Anixter, Inc.
5.50% due 03/01/23	3,000,000	3,112,500
Sprint Communications, Inc.
9.00% due 11/15/18[5]	1,000,000	1,102,500
DISH DBS Corp.
7.75% due 07/01/26	900,000	1,014,750
MDC Partners, Inc.
6.50% due 05/01/24[5]	950,000	855,000
TIBCO Software, Inc.
11.38% due 12/01/21[5]	185,000	185,000
Total Communications		19,619,013
Technology - 0.4%
First Data Corp.
5.00% due 01/15/24[5]	6,250,000	6,283,250
5.75% due 01/15/24[5]	5,200,000	5,365,776
NCR Corp.
6.38% due 12/15/23	800,000	860,000
Micron Technology, Inc.
5.25% due 08/01/23	450,000	451,688
Total Technology		12,960,714
Utilities - 0.4%
AES Corp.
3.93% due 06/01/19[4]	2,608,000	2,608,000
6.00% due 05/15/26	2,000,000	2,030,000
5.50% due 04/15/25	1,150,000	1,150,000
Terraform Global Operating LLC
9.75% due 08/15/22[5]	4,600,000	4,910,500
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[5]	630,000	644,175
Total Utilities		11,342,675
Consumer, Cyclical - 0.2%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	4,615,000	4,591,925
WMG Acquisition Corp.
6.75% due 04/15/22[5]	2,280,000	2,399,700
Total Consumer, Cyclical		6,991,625
Diversified - 0.0%
HRG Group, Inc.
7.88% due 07/15/19	490,000	510,825
Basic Materials - 0.0%
Eldorado Gold Corp.
6.13% due 12/15/20[5]	265,000	268,975
Mirabela Nickel Ltd.
2.38% due 06/24/19†††,1	1,279,819	236,037
1.00% due 09/10/44†††,1	25,570	–
Total Basic Materials		505,012
Total Corporate Bonds
(Cost $164,440,640)		165,422,914

ASSET-BACKED SECURITIES†† - 5.4%
Collateralized Loan Obligations - 3.8%
Golub Capital Partners CLO 33M Ltd.
2016-33A, 3.37% due 11/21/28[4,5]	12,500,000	12,452,404
TICP CLO II Ltd.
2014-2A, 5.63% due 07/20/26[4,5]	6,560,000	5,872,399
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,7]	6,000,000	5,344,186
PFP Ltd.
2015-2, 3.41% due 07/14/34[4,5]	5,000,000	5,011,153
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.48% due 01/15/28[4,5]	5,000,000	4,981,705
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 3.88% due 12/15/28[4,5]	5,000,000	4,970,432
OCP CLO Ltd.
2016-2A, 3.73% due 11/22/25[4,5]	3,800,000	3,795,427
ACIS CLO Ltd.
2013-2A, 4.73% due 10/14/22[4,5]	1,800,000	1,762,548
2013-1A, 5.38% due 04/18/24[4,5]	1,000,000	999,971
2015-6A, 4.26% due 05/01/27[4,5]	1,000,000	987,697
Golub Capital Partners CLO Ltd.
2015-24A, 4.63% due 02/05/27[4,5]	3,750,000	3,732,263
Avery
2013-3X COM, due 01/18/25[7]	4,300,020	3,596,690
Fortress Credit Funding V, LP
2015-5A, 4.56% due 08/15/22[4,5]	3,500,000	3,445,261

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[10]	Value
ASSET-BACKED SECURITIES†† - 5.4% (continued)
Collateralized Loan Obligations - 3.8% (continued)
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 4.60% due 10/10/26[4,5]	$3,500,000	$3,443,133
Jamestown CLO V Ltd.
2014-5A, 5.98% due 01/17/27[4,5]	4,000,000	3,304,860
Newstar Commercial Loan Funding LLC
2013-1A, 5.41% due 09/20/23[4,5]	2,750,000	2,633,517
2014-1A, 5.63% due 04/20/25[4,5]	250,000	239,426
2013-1A, 6.16% due 09/20/23[4,5]	250,000	227,624
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 4.08% due 12/22/28[4,5]	3,000,000	2,985,234
OHA Credit Partners VIII Ltd.
2013-8A, 5.28% due 04/20/25[4,5]	3,225,000	2,863,470
Treman Park CLO Ltd.
2015-1A, due 04/20/27[5,7]	3,000,000	2,657,894
ALM XIV Ltd.
2014-14A, 4.34% due 07/28/26[4,5]	2,650,000	2,600,400
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.91% due 08/15/23[4,5]	2,600,000	2,574,159
Ares XXXIII CLO Ltd.
2016-1A, 3.76% due 12/05/25[4,5]	2,500,000	2,503,506
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 5.38% due 10/15/26[4,5]	2,500,000	2,367,798
Tralee CLO III Ltd.
2016-3A, 3.21% due 07/20/26[4,5]	2,000,000	1,998,909
Catamaran CLO Ltd.
2016-1A, 3.77% due 12/20/23[4,5]	2,000,000	1,992,859
Duane Street CLO IV Ltd.
2007-4A, 3.15% due 11/14/21[4,5]	2,000,000	1,977,513
Galaxy XVI CLO Ltd.
2013-16A, 4.26% due 11/16/25[4,5]	2,000,000	1,907,847
CIFC Funding Ltd.
2014-1A, 5.38% due 04/18/25[4,5]	2,000,000	1,820,352
DIVCORE CLO Ltd.
2013-1A, 4.60% due 11/15/32[4,5]	1,600,000	1,593,515
Shackleton I CLO Ltd.
2016-1A, 5.08% due 08/12/23[4,5]	1,500,000	1,496,448
Dryden XXVIII Senior Loan Fund
2013-28A, 3.61% due 08/15/25[4,5]	1,500,000	1,489,333
Cent CLO 22 Ltd.
2014-22A, 6.18% due 11/07/26[4,5]	1,500,000	1,342,816
Grayson CLO Ltd.
2006-1A, 1.30% due 11/01/21[4,5]	1,200,000	1,157,585
Cerberus Onshore II CLO LLC
2014-1A, 4.88% due 10/15/23[4,5]	600,000	592,883
2014-1A, 4.38% due 10/15/23[4,5]	500,000	498,052
Telos CLO Ltd.
2013-3A, 5.13% due 01/17/24[4,5]	1,050,000	1,049,938
Shackleton VII CLO Ltd.
2016-7A, 3.82% due 04/15/27[4,5]	1,000,000	999,343
Venture XI CLO Ltd.
2015-11A, 3.85% due 11/14/22[4,5]	1,000,000	994,033
COA Summit CLO Limited
2014-1A, 4.73% due 04/20/23[4,5]	1,000,000	989,042
Cerberus Loan Funding XVI, LP
2016-2A, 4.69% due 11/17/27[4,5]	1,000,000	984,125
Westchester CLO Ltd.
2007-1A, 1.23% due 08/01/22[4,5]	750,000	742,576
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.18% due 07/25/25[4,5]	600,000	582,814
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[5,7]	1,250,000	569,461
Westwood CDO I Ltd.
2007-1A, 1.67% due 03/25/21[4,5]	500,000	483,772
Kingsland IV Ltd.
2007-4A, 2.33% due 04/16/21[4,5]	500,000	474,071
MCF CLO III LLC
2014-3A, 3.98% due 01/20/24[4,5]	500,000	455,878
Eastland CLO Ltd.
2007-1A, 1.29% due 05/01/22[4,5]	350,000	333,570

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[10]	Value
ASSET-BACKED SECURITIES†† - 5.4% (continued)
Collateralized Loan Obligations - 3.8% (continued)
Great Lakes CLO Ltd.
2014-1A, 5.08% due 04/15/25[4,5]	$250,000	$228,687
Total Collateralized Loan Obligations		112,108,579
Credit Card - 0.8%
Capital One Multi-Asset Execution Trust
2007-A5, 0.74% due 07/15/20[4]	10,000,000	9,989,434
2015-A6, 1.07% due 06/15/20[4]	9,000,000	9,012,492
Chase Issuance Trust
2007-A12, 0.75% due 08/15/19[4]	4,000,000	3,997,684
Credit Card Pass-Through Trust
2012-BIZ, due 12/15/49[5]	94,696	70,835
Total Credit Card		23,070,445
Collateralized Debt Obligations - 0.5%
Gramercy Real Estate CDO Ltd.
2007-1A, 1.19% due 08/15/56[4,5]	8,432,580	8,431,780
Triaxx Prime CDO Ltd.
2006-2A, 0.88% due 10/02/39[4,5]	2,849,289	2,756,376
N-Star REL CDO VIII Ltd.
2006-8A, 0.98% due 02/01/41[4,5]	2,025,608	1,999,915
RAIT CRE CDO I Ltd.
2006-1X A1B, 1.07% due 11/20/46	1,881,739	1,840,909
SRERS Funding Ltd.
2011-RS, 0.90% due 05/09/46[4,5]	331,777	326,878
Total Collateralized Debt Obligations		15,355,858
Automotive - 0.2%
AmeriCredit Automobile Receivables Trust
2016-2, 1.35% due 10/08/19[4]	5,820,088	5,832,374
Transport-Aircraft - 0.1%
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29[5]	1,821,572	1,814,286
2014-1, 7.50% due 02/15/29	1,348,274	1,344,903
Airplanes Pass Through Trust
2001-1A, 1.09% due 03/15/19[4,11]	1,620,327	546,860
Total Transport-Aircraft		3,706,049
Total Asset-Backed Securities
(Cost $158,889,520)		160,073,305

FEDERAL AGENCY DISCOUNT NOTES†† - 1.7%
Federal Home Loan Bank[8]
0.42% due 01/12/17	25,000,000	24,996,791
0.44% due 01/12/17	16,000,000	15,997,864
0.46% due 01/10/17	10,000,000	9,998,850
Total Federal Home Loan Bank		50,993,505
Total Federal Agency Discount Notes
(Cost $50,993,505)		50,993,505

U.S. TREASURY BILLS†† - 1.7%
U.S. Treasury Bill
0.45% due 01/19/17[9]	50,000,000	49,990,800
Total U.S. Treasury Bills
(Cost $49,988,749)		49,990,800

SENIOR FIXED RATE INTERESTS†† - 0.2%
Consumer, Cyclical - 0.2%
Men's Wearhouse, Inc.
5.00% due 06/18/21	4,700,000	4,653,000
Financial - 0.0%
Magic Newco, LLC
12.00% due 06/12/19	500,000	530,210
Consumer, Non-cyclical - 0.0%
Targus Group International, Inc.
7.50% due 12/31/19†††,1	59,407	83,069
Total Senior Fixed Rate Interests
(Cost $5,270,698)		5,266,279

COMMERCIAL PAPER†† - 14.2%
COX Enterprises, Inc.
1.89% due 01/09/17	50,000,000	49,978,983
0.95% due 01/05/17	30,000,000	29,996,833
0.90% due 01/09/17	10,000,000	9,998,000
Total COX Enterprises, Inc.		89,973,816
CBS Corp.
0.85% due 01/03/17	40,000,000	39,998,112
1.00% due 01/24/17	12,500,000	12,492,014
Total CBS Corp.		52,490,126
Nissan Motor Acceptance Corp.
0.90% due 01/11/17	38,785,000	38,775,303
General Mills, Inc.
0.90% due 01/18/17	35,000,000	34,985,125
Campbell Soup Co.
0.85% due 01/18/17	19,300,000	19,292,253
0.85% due 01/30/17	15,000,000	14,989,729
Total Campbell Soup Co.		34,281,982

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[10]	Value
COMMERCIAL PAPER†† - 14.2% (continued)
American Water Capital Corp.
0.82% due 01/13/17	$28,000,000	$27,992,067
Clorox Co.
0.81% due 01/23/17	25,000,000	24,985,050
Hasbro, Inc.
0.83% due 01/04/17	22,000,000	21,998,258
Johnson & Johnson, Inc.
0.60% due 01/24/17	22,000,000	21,991,567
Ryder System, Inc.
0.92% due 01/17/17	20,000,000	19,991,556
Snap-On, Inc.
0.90% due 01/10/17	17,000,000	16,996,175
Harley-Davidson Financial Services, Inc.
0.95% due 01/18/17	13,500,000	13,493,944
Caterpillar Financial Services Corp.
0.92% due 01/10/17	10,300,000	10,297,631
Anheuser - Busch InBev Worldwide, Inc.
0.95% due 01/18/17	10,000,000	9,995,514
Total Commercial Paper
(Cost $418,250,689)		418,248,114
Total Investments - 106.8%
(Cost $3,163,368,950)		$3,152,528,916
Other Assets & Liabilities, net - (6.8)%		(199,902,354)
Total Net Assets - 100.0%		$2,952,626,562

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at December 31, 2016	Net Unrealized Appreciation/(Depreciation)
JP Morgan Chase & Co.	(17,814,000)	GBP	01/12/17	$22,430,195	$21,958,020	$472,175
J.P. Morgan	(63,646,000)	EUR	01/12/17	67,232,636	67,023,004	209,632
Bank of America	(7,231,000)	EUR	01/12/17	7,702,751	7,614,671	88,080
Morgan Stanley	(13,175,000)	EUR	01/12/17	13,763,522	13,874,055	(110,533)
						$659,354

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Rate indicated is the 7 day yield as of December 31, 2016.
[3]	Security with no rate was unsettled at December 31, 2016.
[4]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[5]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $301,923,534 (cost $297,857,627), or 10.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[6]	Security is in default of interest and/or principal obligations.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[9]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[10]	The face amount is denominated in U.S. dollars unless otherwise indicated.
[11]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $546,860 (cost $1,307,090), or less than 0.0% of total net assets — See Note 6.

[12]	Affiliated issuer — See Note 5.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$160,073,305	$—	$—	$160,073,305
Collateralized Mortgage Obligations	—	162,420,261	—	4,679,056	167,099,317
Commercial Paper	—	418,248,114	—	—	418,248,114
Common Stocks	242,640	—	—	19,595	262,235
Corporate Bonds	—	165,186,877	—	236,037	165,422,914
Forward Foreign Currency Exchange Contracts	—	—	769,887	—	769,887
Federal Agency Discount Notes	—	50,993,505	—	—	50,993,505
Mutual Funds	25,684,555	—	—	—	25,684,555
Senior Fixed Rate Interests	—	5,183,210	—	83,069	5,266,279
Senior Floating Rate Interests	—	1,955,958,195	—	33,024,760	1,988,982,955
Short-Term Investments	120,504,937	—	—	—	120,504,937
U.S. Treasury Bills	—	49,990,800	—	—	49,990,800
Total	$146,432,132	$2,968,054,267	$769,887	$38,042,517	$3,153,298,803

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$110,533	$—	$110,533

*	Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 12/31/16	Valuation Technique	Unobservable Inputs	Input Value
Collateralized Mortgage Obligations	$4,679,056	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	–
Common Stocks	19,252	Enterprise Value	Valuation Multiple	6.7%
Common Stocks	343	Model Price	Liquidation value	–
Corporate Bonds	236,037	Model Price	Liquidation value	–
Senior Fixed Rate Interests	83,069	Enterprise Value	Valuation Multiple	6.7%
Senior Floating Rate Interests	18,616,011	Model Price	Purchase Price	–
Senior Floating Rate Interests	9,034,061	Enterprise Value	Valuation Multiple	11.0	x
Senior Floating Rate Interests	5,374,688	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	–
Total	$38,042,517

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of December 31, 2016, the Fund had securities with a total value of $10,713,026 transfer into Level 3 from Level 2 and no securities transfer out of Level 3 into Level 2 due to changes in the securities valuation method. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2016:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Senior Fixed Rate Interests	Collateralized Mortgage Obligations	Corporate Bonds	Common Stocks	Total
Floating Rate Strategies Fund
Assets:
Beginning Balance	$43,247,269	$80,078	$-	$358,349	$19,616	$43,705,312
Purchases	2,842,823	2,138	-	-	-	2,844,961
Sales, maturities and paydowns	(18,374,496)	-	(78,947)	-	-	(18,453,443)
Total realized gains or losses included in earnings	(3,156,601)	-	-	-	-	(3,156,601)
Total change in unrealized gains or losses included in earnings	2,493,889	853	16,853	(122,312)	(21)	2,389,262
Transfers into Level 3	5,971,876	-	4,741,150	-	-	10,713,026
Transfers out of Level 3	-	-	-	-	-	-
Ending Balance	$33,024,760	$83,069	$4,679,056	$236,037	$19,595	$38,042,517
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016	$78,310	$853	$(8,979)	$(131,819)	$(21)	$(61,656)

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 0.9%
Energy - 0.4%
SandRidge Energy, Inc.*	23,322	$549,233
Titan Energy LLC*	17,186	412,464
Stallion Oilfield Holdings Ltd.*,††	8,257	5,161
Total Energy		966,858
Technology - 0.3%
Aspect Software Parent, Inc.*,†††,1	59,690	893,555
Consumer, Cyclical - 0.2%
Metro-Goldwyn-Mayer, Inc.*,††	7,040	628,320
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	2,107	33,010
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc*,†††,1	13,240	19,330
Crimson Wine Group Ltd.*	8	75
Total Consumer, Non-cyclical		19,405
Diversified - 0.0%
Leucadia National Corp.	81	1,883
Basic Materials - 0.0%
Mirabela Nickel Ltd.*,†††,1	1,044,540	75
Total Common Stocks
(Cost $3,698,497)		2,543,106

PREFERRED STOCKS†† - 1.4%
Financial - 0.7%
Morgan Stanley 6.38%[3,4]	46,000	1,183,580
Aspen Insurance Holdings Ltd. 5.95%[1,3,4]	19,965	505,113
People's United Financial, Inc. 5.63%*,†,3,4	16,000	413,600
Total Financial		2,102,293
Industrial - 0.6%
Seaspan Corp. 6.38% due 04/30/19[1]	64,900	1,632,884
U.S. Shipping Corp.*,1	14,718	14,718
Total Industrial		1,647,602
Communications - 0.1%
Medianews Group, Inc.*	11,074	239,940
Total Preferred Stocks
(Cost $4,214,721)		3,989,835

WARRANTS†† - 0.0%
Comstock Resources, Inc.
$0.01, 09/06/18	9,075	89,298
SandRidge Energy, Inc.
$41.34, 10/04/22†	488	1,708
SandRidge Energy, Inc.
$42.03, 10/04/22†	205	830
Total Warrants
(Cost $108,149)		91,836

EXCHANGE-TRADED FUNDS† - 1.3%
SPDR Bloomberg Barclays High Yield Bond ETF	102,000	3,717,900
Total Exchange-Traded Funds
(Cost $3,647,709)		3,717,900

SHORT-TERM INVESTMENTS† - 2.6%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.31%[5]	7,529,112	7,529,112
Total Short-Term Investments
(Cost $7,529,112)		7,529,112

	Face Amount[11]
CORPORATE BONDS†† - 76.6%
Communications - 14.4%
DISH DBS Corp.
5.88% due 11/15/24	$2,500,000	2,572,499
7.75% due 07/01/26	1,425,000	1,606,688
5.88% due 07/15/22	1,250,000	1,315,625
CSC Holdings LLC
6.75% due 11/15/21	2,250,000	2,418,750
5.25% due 06/01/24	1,550,000	1,515,125
5.50% due 04/15/27[6]	550,000	556,875
SFR Group S.A.
7.38% due 05/01/26[6]	2,200,000	2,255,000
6.00% due 05/15/22[6]	1,350,000	1,385,438
T-Mobile USA, Inc.
6.50% due 01/15/26	1,600,000	1,730,000
6.73% due 04/28/22	900,000	940,500
6.63% due 04/28/21	550,000	574,063
6.13% due 01/15/22	300,000	316,500
MDC Partners, Inc.
6.50% due 05/01/24[6,7]	3,275,000	2,947,500
Sprint Communications, Inc.
9.00% due 11/15/18[6]	1,800,000	1,984,500
7.00% due 03/01/20[6]	575,000	623,875
6.00% due 11/15/22	150,000	151,125
Cengage Learning, Inc.
9.50% due 06/15/24[6]	2,350,000	2,085,625
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36% due 09/20/21[6]	1,700,000	1,703,179
Inmarsat Finance plc
4.88% due 05/15/22[6]	1,700,000	1,653,250
EIG Investors Corp.
10.88% due 02/01/24	1,450,000	1,406,500
Sirius XM Radio, Inc.
5.38% due 07/15/26[6]	1,350,000	1,319,625
CCO Holdings LLC / CCO Holdings Capital Corp.
5.88% due 04/01/24	1,000,000	1,067,500
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[6]	1,000,000	1,065,000
Altice US Finance I Corp.
5.38% due 07/15/23[6]	900,000	933,750
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6,7]	900,000	906,750

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[11]		Value
CORPORATE BONDS†† - 76.6% (continued)
Communications - 14.4% (continued)
Comcast Corp.
3.20% due 07/15/36		$1,000,000	$899,473
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25		700,000	731,500
Cogent Communications Group, Inc.
5.38% due 03/01/22[6]		700,000	722,750
Anixter, Inc.
5.50% due 03/01/23		650,000	674,375
UPCB Finance IV Ltd.
5.38% due 01/15/25[6]		650,000	654,875
Ziggo Secured Finance BV
5.50% due 01/15/27[6]		650,000	633,620
Level 3 Financing, Inc.
5.25% due 03/15/26		550,000	544,500
Sprint Corp.
7.88% due 09/15/23		400,000	427,000
7.63% due 02/15/25		100,000	105,125
Match Group, Inc.
6.38% due 06/01/24		500,000	527,500
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/21[6]	CAD	500,000	372,351
TIBCO Software, Inc.
11.38% due 12/01/21[6]		365,000	365,000
Virgin Media Secured Finance plc
5.25% due 01/15/26[6]		250,000	246,875
CenturyLink, Inc.
5.63% due 04/01/25		250,000	237,500
Total Communications			42,177,686
Energy - 12.0%
Sabine Pass Liquefaction LLC
6.25% due 03/15/22		1,861,000	2,037,795
5.63% due 02/01/21		1,000,000	1,070,000
5.00% due 03/15/27		600,000	605,250
5.88% due 06/30/26		450,000	484,875
Comstock Resources, Inc.
10.00% due 03/15/20		3,300,000	3,382,499
Gibson Energy, Inc.
6.75% due 07/15/21[6,7]		2,400,000	2,490,000
Antero Resources Corp.
5.63% due 06/01/23		1,000,000	1,023,750
6.00% due 12/01/20		750,000	772,500
5.38% due 11/01/21		350,000	357,875
5.13% due 12/01/22		300,000	303,000
CONSOL Energy, Inc.
8.00% due 04/01/23		1,300,000	1,334,125
5.88% due 04/15/22		1,050,000	1,029,000
Unit Corp.
6.63% due 05/15/21		2,425,000	2,352,250
Halcon Resources Corp.
8.63% due 02/01/20[6,7]		1,875,000	1,950,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.25% due 04/01/23		900,000	918,000
6.00% due 12/15/20		730,000	748,250
TerraForm Power Operating LLC
6.38% due 02/01/23[6,8]		1,250,000	1,265,625
6.13% due 06/15/25[6,7,8]		225,000	232,875
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21		1,090,000	746,592
8.00% due 12/01/20		965,000	716,513
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21		1,450,000	1,439,125
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25		1,350,000	1,377,419
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[2]		1,750,000	1,242,500
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20		650,000	599,216
6.38% due 06/15/23		650,000	513,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
7.50% due 07/01/21		650,000	682,500
5.50% due 08/15/22		350,000	341,250
Keane Group Holdings LLC
12.00% due 08/08/19†††,1		950,000	871,625
Alta Mesa Holdings Limited Partnership / Alta Mesa Finance Services Corp.
7.88% due 12/15/24		775,000	802,125
FTS International, Inc.
8.46% due 06/15/20[3,6]		700,000	700,000
QEP Resources, Inc.
6.88% due 03/01/21		650,000	690,625
SandRidge Energy, Inc.
8.75% due 10/04/20[2,6]		536,521	668,304
7.50% due 03/15/21[6]		250,000	25
Whiting Petroleum Corp.
5.75% due 03/15/21[7]		500,000	497,920
Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.
6.13% due 03/01/22		350,000	358,750
Approach Resources, Inc.
7.00% due 06/15/21		230,000	207,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[11]		Value
CORPORATE BONDS†† - 76.6% (continued)
Energy - 12.0% (continued)
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[2,12]		$217,167	$26,060
Sandridge Energy, Inc. Escrow Notes
8.75% due 06/01/18†††,1,2		2,375,000	238
SemGroup, LP
8.75% due 11/15/15†††,1		1,300,000	1
Total Energy			34,838,957
Financial - 11.6%
Kennedy-Wilson, Inc.
5.88% due 04/01/24[7]		4,700,000	4,788,125
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[6]		2,700,000	2,699,999
7.50% due 04/15/21[6]		1,000,000	990,000
American Equity Investment Life Holding Co.
6.63% due 07/15/21[7]		2,650,000	2,762,625
NFP Corp.
9.00% due 07/15/21[6]		2,150,000	2,268,250
GEO Group, Inc.
5.88% due 01/15/22		900,000	911,250
6.00% due 04/15/26		800,000	786,000
5.88% due 10/15/24		475,000	468,469
Citigroup, Inc.
6.25%[3,4]		1,400,000	1,440,600
6.30%[3,4]		700,000	694,050
FBM Finance, Inc.
8.25% due 08/15/21[6]		1,900,000	2,004,500
Lincoln Finance Ltd.
6.88% due 04/15/21	EUR	1,600,000	1,835,849
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20		800,000	817,000
5.88% due 02/01/22		800,000	794,000
NewStar Financial, Inc.
7.25% due 05/01/20		1,350,000	1,343,250
Garfunkelux Holding Co. 3 S.A.
8.50% due 11/01/22	GBP	700,000	900,706
Capital One Financial Corp.
3.75% due 07/28/26		900,000	872,456
Greystar Real Estate Partners LLC
8.25% due 12/01/22[6]		760,000	822,700
Goldman Sachs Group, Inc.
5.30%[3,4]		850,000	814,938
PNC Financial Services Group, Inc.
5.00% due 12/31/49[3,4]		750,000	723,750
Bank of America Corp.
6.10%[3,4]		700,000	703,850
Cabot Financial Luxembourg S.A.
7.50% due 10/01/23	GBP	550,000	678,255
Wilton Re Finance LLC
5.88% due 03/30/33[3,6]		650,000	662,188
M&T Bank Corp.
5.13% due 12/31/49[3,4]		600,000	580,500
EPR Properties
5.75% due 08/15/22		450,000	484,485
HUB International Ltd.
9.25% due 02/15/21[6]		450,000	465,750
Compass Bank
3.88% due 04/10/25		450,000	428,238
Majid AL Futtaim Holding
7.13%[4]		300,000	314,791
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[6]		300,000	298,500
Quicken Loans, Inc.
5.75% due 05/01/25[6]		250,000	243,125
Lock AS
7.00% due 08/15/21	EUR	50,000	55,881
Total Financial			33,654,080
Consumer, Non-cyclical - 9.6%
Vector Group Ltd.
7.75% due 02/15/21[7]		4,530,000	4,722,525
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[6]		2,577,000	2,660,753
HCA, Inc.
4.50% due 02/15/27		900,000	884,250
5.88% due 02/15/26		750,000	772,500
5.25% due 06/15/26		500,000	516,875
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[6]		1,950,000	1,925,625
WEX, Inc.
4.75% due 02/01/23[6]		1,900,000	1,854,875
Bumble Bee Holdco SCA
9.63% due 03/15/18[6]		1,724,000	1,676,590
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[6]		1,470,000	1,462,650
Central Garden & Pet Co.
6.13% due 11/15/23		1,350,000	1,424,250
Tenet Healthcare Corp.
7.50% due 01/01/22		1,350,000	1,407,374
Halyard Health, Inc.
6.25% due 10/15/22		1,300,000	1,339,000
ADT Corp.
3.50% due 07/15/22		850,000	809,625
6.25% due 10/15/21		450,000	488,250
Acadia Healthcare Company, Inc.
6.50% due 03/01/24		600,000	613,500
5.63% due 02/15/23		600,000	600,000
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[6]		1,100,000	1,193,500
ServiceMaster Co. LLC
5.13% due 11/15/24[6]		1,150,000	1,167,250
US Foods, Inc.
5.88% due 06/15/24[6]		600,000	621,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[11]		Value
CORPORATE BONDS†† - 76.6% (continued)
Consumer, Non-cyclical - 9.6% (continued)
AMN Healthcare, Inc.
5.13% due 10/01/24[6]		$600,000	$598,500
Post Holdings, Inc.
5.00% due 08/15/26[6]		600,000	574,500
DaVita, Inc.
5.00% due 05/01/25		450,000	442,688
Opal Acquisition, Inc.
8.88% due 12/15/21[6]		80,000	68,400
Total Consumer, Non-cyclical			27,824,480
Technology - 7.6%
First Data Corp.
5.75% due 01/15/24[6]		2,350,000	2,424,918
5.00% due 01/15/24[6]		1,750,000	1,759,310
7.00% due 12/01/23[6]		350,000	372,750
Micron Technology, Inc.
5.25% due 08/01/23[7]		1,950,000	1,957,313
7.50% due 09/15/23[6,7]		1,760,000	1,949,200
NCR Corp.
6.38% due 12/15/23		2,350,000	2,526,250
5.88% due 12/15/21		1,300,000	1,361,750
Open Text Corp.
5.63% due 01/15/23[6]		2,050,000	2,142,250
5.88% due 06/01/26[6]		1,250,000	1,318,750
Infor US, Inc.
6.50% due 05/15/22		2,200,000	2,293,500
5.75% due 08/15/20[6]		1,000,000	1,047,500
Epicor Software
9.25% due 06/21/23†††		2,000,000	1,954,000
Oracle Corp.
3.85% due 07/15/36[7]		550,000	536,756
Microsoft Corp.
4.20% due 11/03/35		450,000	473,537
Total Technology			22,117,784
Consumer, Cyclical - 7.5%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 01/15/22		2,025,000	1,999,687
6.75% due 06/15/23		2,000,000	1,965,000
6.50% due 05/01/21		700,000	696,500
WMG Acquisition Corp.
6.75% due 04/15/22[6,7]		3,300,000	3,473,250
4.88% due 11/01/24[6]		600,000	597,000
5.00% due 08/01/23[6]		550,000	552,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[6]		1,950,000	1,934,400
L Brands, Inc.
6.75% due 07/01/36		1,050,000	1,063,125
7.60% due 07/15/37		300,000	306,750
6.88% due 11/01/35		250,000	255,000
Nathan's Famous, Inc.
10.00% due 03/15/20[6]		1,250,000	1,359,375
NPC International Incorporated / NPC Operating Company A Inc / NPC Operating Company B Inc
10.50% due 01/15/20		1,129,000	1,164,281
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[6]		1,000,000	990,000
TVL Finance PLC
8.50% due 05/15/23	GBP	700,000	918,692
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[6]		825,000	868,313
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24		650,000	658,125
5.75% due 03/01/25		100,000	101,500
Carrols Restaurant Group, Inc.
8.00% due 05/01/22		650,000	700,375
Wyndham Worldwide Corp.
5.10% due 10/01/25[7]		650,000	684,938
Group 1 Automotive, Inc.
5.25% due 12/15/23[6,7]		550,000	544,500
5.00% due 06/01/22		50,000	49,375
QVC, Inc.
4.85% due 04/01/24		400,000	402,105
AMC Entertainment Holdings, Inc.
5.88% due 11/15/26		300,000	306,750
Scotts Miracle-Gro Co.
5.25% due 12/15/26		190,000	190,000
Total Consumer, Cyclical			21,781,791
Industrial - 6.4%
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[6]		2,450,000	2,578,625
Novelis Corp.
5.88% due 09/30/26[6]		2,000,000	2,019,999
6.25% due 08/15/24[6]		500,000	530,000
Amsted Industries, Inc.
5.38% due 09/15/24[6]		1,850,000	1,817,625
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75% due 10/15/20		800,000	825,000
4.38% due 07/15/21[3,6]		550,000	562,375
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22		1,050,000	1,160,250
Actuant Corp.
5.63% due 06/15/22		1,100,000	1,127,500

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[11]		Value
CORPORATE BONDS†† - 76.6% (continued)
Industrial - 6.4% (continued)
Grinding Media Incorporated / MC Grinding Media Canada Inc
7.38% due 12/15/23[6]		$950,000	$998,070
Ardagh Packaging Finance PLC
6.75% due 05/15/24	EUR	850,000	960,489
Crown Americas LLC / Crown Americas Capital Corporation V
4.25% due 09/30/26		950,000	895,375
Moto Finance plc
6.38% due 09/01/20	GBP	650,000	833,046
Standard Industries, Inc.
5.50% due 02/15/23[6]		700,000	724,570
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[6]		700,000	714,875
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[6]		600,000	632,250
Infor US, Inc.
5.75% due 05/15/22	EUR	550,000	595,703
LMI Aerospace, Inc.
7.38% due 07/15/19		436,000	434,910
Hexcel Corp.
4.70% due 08/15/25		400,000	410,183
Coveris Holdings S.A.
7.88% due 11/01/19[6]		300,000	297,750
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21		259,254	266,773
Moog, Inc.
5.25% due 12/01/22[6]		200,000	204,000
Total Industrial			18,589,368
Basic Materials - 3.8%
Alcoa Nederland Holding BV
7.00% due 09/30/26[6]		2,075,000	2,272,125
6.75% due 09/30/24[6]		1,100,000	1,193,500
Eldorado Gold Corp.
6.13% due 12/15/20[6]		3,200,000	3,248,000
Constellium N.V.
7.88% due 04/01/21[6]		1,300,000	1,397,500
GCP Applied Technologies, Inc.
9.50% due 02/01/23[6]		880,000	1,009,800
PQ Corp.
6.75% due 11/15/22[6]		800,000	856,000
Yamana Gold, Inc.
4.95% due 07/15/24		625,000	612,500
Cascades, Inc.
5.75% due 07/15/23[6]		350,000	355,250
Mirabela Nickel Ltd.
2.38% due 06/24/19†††,1,2		278,115	51,293
1.00% due 09/10/44†††,1,2		5,561	–
Total Basic Materials			10,995,968
Utilities - 3.0%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]		3,240,000	3,312,900
Terraform Global Operating LLC
9.75% due 08/15/22[6,7]		2,500,000	2,668,750
AES Corp.
6.00% due 05/15/26		1,200,000	1,218,000
4.88% due 05/15/23		350,000	345,695
3.93% due 06/01/19[3]		112,000	112,000
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25		1,050,000	1,060,500
Total Utilities			8,717,845
Diversified - 0.7%
HRG Group, Inc.
7.88% due 07/15/19		1,885,000	1,965,113
Total Corporate Bonds
(Cost $217,925,490)			222,663,072

SENIOR FLOATING RATE INTERESTS††,13 - 23.0%
Technology - 5.5%
Greenway Medical Technologies
6.00% due 11/04/20[1]		1,299,968	1,286,969
9.25% due 11/04/21[1]		550,000	533,500
Solera LLC
5.75% due 03/03/23		1,091,253	1,104,893
5.00% due 03/03/21†††,1		375,000	330,977
Fsch Investors Corp.
6.00% due 02/09/23		1,428,141	1,415,645
TIBCO Software, Inc.
6.50% due 12/04/20		1,230,722	1,234,574
Active Network LLC
6.00% due 11/13/20		1,208,181	1,205,160
GTT Communications, Inc.
5.00% due 12/13/23		1,100,000	1,115,125
Oberthur Technologies of America Corp.
3.75% due 12/14/23		1,000,000	1,008,250
Landslide Holdings, Inc.
5.50% due 09/27/22		971,495	982,425
Kronos, Inc.
5.00% due 11/01/23		850,000	859,962
Sparta Holding Corp.
6.50% due 07/28/20†††,1		859,551	854,430
Advanced Computer Software
6.50% due 03/18/22		540,375	515,156
10.50% due 01/31/23		300,000	269,625
Aspect Software, Inc.
11.28% due 05/25/20		668,851	666,062
Masergy Holdings, Inc.
5.50% due 12/15/23		650,000	653,523
Diebold, Inc.
5.25% due 11/06/23		558,250	565,753
Coherent Holding GmbH
4.25% due 11/07/23	EUR	498,750	531,669
Verisure Cayman 2
3.75% due 10/21/22	EUR	500,000	530,207

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[11]		Value
SENIOR FLOATING RATE INTERESTS††,13 - 23.0% (continued)
Technology - 5.5% (continued)
GlobalLogic Holdings, Inc.
5.50% due 06/20/22		$247,002	$246,384
Total Technology			15,910,289
Consumer, Cyclical - 4.2%
Men's Wearhouse
4.50% due 06/18/21		1,580,625	1,578,648
BC Equity Ventures LLC
7.50% due 08/31/22		1,218,875	1,223,446
7.50% due 08/31/17		275,000	272,250
Belk, Inc.
5.75% due 12/12/22		1,508,746	1,296,270
Sears Holdings Corp.
5.50% due 06/30/18		1,259,547	1,206,016
Sky Bet
6.25% due 02/25/22	GBP	950,000	1,178,017
Fitness International LLC
6.00% due 07/01/20		1,155,019	1,155,747
Talbots, Inc.
5.50% due 03/19/20		1,007,621	977,897
Mavis Tire
6.25% due 11/02/20†††,1		935,750	925,651
Navistar, Inc.
6.50% due 08/07/20		792,000	801,108
Accuride Corp.
8.00% due 11/17/23		575,000	560,625
National Vision, Inc.
6.75% due 03/11/22		450,000	435,375
Alexander Mann Solutions Ltd.
5.75% due 12/20/19		402,613	396,573
Advantage Sales & Marketing LLC
4.25% due 07/25/19†††,1		110,000	102,718
Total Consumer, Cyclical			12,110,341
Consumer, Non-cyclical - 3.6%
Albertson's LLC
3.77% due 08/25/21		1,367,491	1,382,587
American Tire Distributors, Inc.
5.25% due 09/01/21		1,134,130	1,129,638
IHC Holding Corp.
7.00% due 04/30/21†††,1		837,250	828,182
7.25% due 04/30/21†††,1		159,200	157,068
Give and Go Prepared Foods Corp.
6.50% due 07/29/23		972,563	972,563
Reddy Ice Holdings, Inc.
6.75% due 05/01/19		975,433	949,418
Lineage Logistics LLC
4.50% due 04/07/21		831,549	825,312
ABB Concise Optical Group LLC
6.00% due 06/15/23		798,000	806,978
Halyard Health
3.50% due 11/01/21		675,000	676,971
American Seafoods
6.02% due 08/19/21[1]		581,270	575,457
CTI Foods Holding Co. LLC
8.25% due 06/28/21		590,000	531,000
Parts Town
7.50% due 06/23/22†††,1		498,750	498,750
NES Global Talent
6.50% due 10/03/19[1]		484,437	435,993
Pelican Products, Inc.
9.25% due 04/09/21		300,000	289,500
Quorum Business Solutions
5.75% due 08/06/21[1]		215,600	212,366
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19		137,043	136,358
Packaging Coordinators Midco, Inc.
5.96% due 07/01/21†††,1		115,385	101,663
PT Intermediate Holdings III, LLC
8.58% due 06/23/22†††,1		25,000	22,622
Targus Group International, Inc.
due 05/24/16†††,1,10		153,489	–
Total Consumer, Non-cyclical			10,532,426
Industrial - 2.9%
CareCore National LLC
5.50% due 03/05/21		1,171,019	1,150,525
ProAmpac PG Borrower LLC
5.00% due 11/20/23		650,000	656,910
9.50% due 11/18/24		350,000	350,000
Quikrete Holdings, Inc.
4.00% due 11/15/23		900,000	908,253
Advanced Integration Technology LP
6.50% due 07/22/21		897,750	897,750
Bioplan USA, Inc.
5.75% due 09/23/21		848,731	813,721
SRS Distribution, Inc.
9.75% due 02/24/23		700,000	720,125
Flex Acquisition Company, Inc.
4.25% due 12/29/23		600,000	604,998
USIC Holding, Inc.
4.75% due 12/08/23		525,000	528,061
Hardware Holdings LLC
6.75% due 03/30/20†††,1		526,500	515,970
CPM Holdings, Inc.
6.00% due 04/11/22		492,500	498,041
Atkore International, Inc.
4.00% due 12/22/23		250,000	251,875
Hunter Defense Technologies
7.00% due 08/05/19[1]		233,333	210,000
Mast Global
7.75% due 09/12/19†††,1		146,226	145,561
Sirva Worldwide, Inc.
7.50% due 11/22/22[1]		106,680	104,280
Wencor Group
4.26% due 06/19/19†††		102,308	96,521
NANA Development Corp.
8.00% due 03/15/18[1]		27,778	26,667
Total Industrial			8,479,258
Communications - 2.1%
SFR Group SA
4.04% due 01/14/25		1,000,000	1,007,750

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[11]	Value
SENIOR FLOATING RATE INTERESTS††,13 - 23.0% (continued)
Communications - 2.1% (continued)
Mitel Networks Corp.
5.50% due 04/29/22	$966,015	$975,192
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23	993,811	965,398
Virgin Media Bristol LLC
2.75% due 01/31/25	850,000	853,298
Radiate HoldCo LLC
3.75% due 12/12/23	800,000	804,888
Anaren, Inc.
9.25% due 08/18/21[1]	500,000	483,750
Match Group, Inc.
4.20% due 11/16/22	459,375	465,691
MergerMarket Ltd.
4.50% due 02/04/21	291,750	289,562
Charter Communications Operating, LLC
2.25% due 01/15/24	150,000	150,777
Total Communications		5,996,306
Financial - 2.0%
National Financial Partners Corp.
4.50% due 12/09/23	1,550,000	1,561,624
Americold Realty Operating Partnership, LP
5.75% due 12/01/22	1,490,013	1,503,989
Acrisure LLC
5.75% due 11/22/23	845,238	854,485
York Risk Services
4.75% due 10/01/21[1]	733,125	690,970
American Stock Transfer & Trust
5.75% due 06/26/20	555,611	552,833
Integro Parent, Inc.
6.75% due 10/28/22	445,628	436,716
Safe-Guard
6.25% due 08/19/21	345,589	331,766
Total Financial		5,932,383
Utilities - 1.4%
Exgen Texas Power LLC
5.75% due 09/18/21	1,341,739	1,015,535
Invenergy Thermal Operating I, LLC
6.50% due 10/19/22	1,015,162	974,555
Panda Power
7.50% due 08/21/20	983,137	964,703
MRP Generation Holding
8.00% due 10/18/22	723,188	716,860
Terraform AP Acquisition Holdings LLC
5.50% due 06/26/22	492,330	492,330
Total Utilities		4,163,983
Energy - 0.5%
Veresen Midstream LP
5.25% due 03/31/22	736,875	741,171
Cactus Wellhead
7.00% due 07/31/20	439,211	395,655
PSS Companies
5.50% due 01/28/20	532,754	388,910
Total Energy		1,525,736
Basic Materials - 0.5%
Zep, Inc.
5.00% due 06/27/22	985,000	989,925
PQ Corp.
5.25% due 11/04/22	348,252	352,389
Arch Coal, Inc.
10.00% due 10/05/21	34,269	34,712
Total Basic Materials		1,377,026
Electric - 0.3%
Panda Temple II Power
7.25% due 04/03/19	606,163	553,124
Stonewall (Green Energy)
6.50% due 11/15/21	400,000	394,000
Total Electric		947,124
Total Senior Floating Rate Interests
(Cost $67,175,538)		66,974,872

ASSET-BACKED SECURITIES†† - 2.6%
Collateralized Loan Obligations - 2.6%
OCP CLO Ltd.
2014-6A, 5.83% due 07/17/26[3,6]	1,500,000	1,357,056
2014-6A, 4.53% due 07/17/26[3,6]	1,000,000	975,240
2013-4A, 5.88% due 10/24/25[3,6]	500,000	441,452
Catamaran CLO 2014-1 Ltd.
2014-1A, 5.38% due 04/20/26[3,6]	750,000	641,794
WhiteHorse X Ltd.
2015-10A, 6.18% due 04/17/27[3,6]	750,000	641,023
Eaton Vance CLO Ltd.
2014-1A, 5.91% due 07/15/26[3,6]	600,000	525,796
Longfellow Place CLO Ltd.
2013-1A, 6.63% due 01/15/24[3,6]	500,000	477,673
THL Credit Wind River CLO Ltd.
2014-2A, 6.13% due 07/15/26[3,6]	500,000	444,024
KVK CLO Ltd.
2015-1A, 6.66% due 05/20/27[3,6]	500,000	441,239
Jamestown CLO III Ltd.
2013-3A, 5.48% due 01/15/26[3,6]	500,000	430,865
NewMark Capital Funding CLO Ltd.
2014-2A, 5.80% due 06/30/26[3,6]	500,000	419,670
Regatta IV Funding Ltd.
2014-1A, 5.83% due 07/25/26[3,6]	500,000	417,524

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[11]	Value
ASSET-BACKED SECURITIES†† - 2.6%
Collateralized Loan Obligations - 2.6% (continued)
ACAS CLO Ltd.
2014-1A, 6.78% due 07/18/26[3,6]	$250,000	$199,919
Total Collateralized Loan Obligations		7,413,275
Collateralized Debt Obligations - 0.0%
SRERS Funding Ltd.
2011-RS, 0.90% due 05/09/46[3,6]	110,592	108,959
Total Asset-Backed Securities
(Cost $6,692,910)		7,522,234

SENIOR FIXED RATE INTERESTS†† - 0.4%
Consumer, Non-cyclical - 0.2%
Hanger, Inc.
11.50% due 08/01/19	575,000	572,125
Targus Group International, Inc.
7.50% due 12/31/19†††,[1]	59,646	83,402
Total Consumer, Non-cyclical		655,527
Financial - 0.2%
Magic Newco, LLC
12.00% due 06/12/19	500,000	530,210
Total Senior Fixed Rate Interests
(Cost $1,161,145)		1,185,737
Total Investments - 108.8%
(Cost $312,153,272)		$316,217,704
Other Assets & Liabilities, net - (8.8)%		(25,574,942)
Total Net Assets - 100.0%		$290,642,762

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at December 31, 2016	Net Unrealized Appreciation/ (Depreciation)
J.P. Morgan	(3,684,000)	GBP	01/12/17	$4,637,913	$4,540,998	$96,914
J.P. Morgan	(5,949,000)	EUR	01/12/17	6,285,535	6,264,649	20,886
J.P. Morgan	(503,000)	CAD	01/12/17	381,702	374,657	7,045
Morgan Stanley	347,000	EUR	01/12/17	(370,092)	(365,412)	(4,680)
Morgan Stanley	1,275,000	EUR	01/12/17	(1,356,780)	(1,342,650)	(14,129)
						$106,036

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Security is in default of interest and/or principal obligations.
[3]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[4]	Perpetual maturity.
[5]	Rate indicated is the 7 day yield as of December 31, 2016.
[6]
Security is a 144A or Section 4(a)(2) security.  These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities securities is $122,047,563  (cost $118,206,881), or 42.0% of total net assets.

[7]	All or a portion of this security is pledged as reverse repurchase agreement collateral at December 31, 2016. — See Note 8.
[8]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[9]	Zero coupon rate security.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

[10]	Security with no rate was unsettled at December31, 2016.
[11]	The face amount is denominated in U.S. dollars unless otherwise noted.
[12]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $26,060 (cost $139,296), or 0.0% of total net assets — See Note 6.

plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$7,522,234	$—	$—	$7,522,234
Common Stocks	963,655	666,491	—	912,960	2,543,106
Corporate Bonds	263	219,785,890	—	2,876,919	222,663,072
Forward Foreign Currency Exchange Contracts	—	—	124,845	—	124,845
Exchange-Traded Funds	3,717,900	—	—	—	3,717,900
Preferred Stocks	413,600	3,576,235	—	—	3,989,835
Senior Fixed Rate Interests	—	1,102,335	—	83,402	1,185,737
Senior Floating Rate Interests	—	62,394,759	—	4,580,113	66,974,872
Short-Term Investments	7,529,112	—	—	—	7,529,112
Warrants	2,538	89,298	—	—	91,836
Total	$12,627,068	$295,137,242	$124,845	$8,453,394	$316,342,549

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$18,809	$—	$18,809

*	Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 12/31/16	Valuation Technique	Unobservable Inputs	Input Values
Common Stocks	$893,555	Enterprise Value	Valuation Multiple	7.50%
Common Stocks	19,330	Enterprise Value	Valuation Multiple	6.7%
Common Stocks	75	Model Price	Liquidation value	–
Corporate Bonds	1,954,001	Model Price	Market Comparable Yields	8.6%
Corporate Bonds	871,625	Model Price	Market Comparable Yields	12.7%
Corporate Bonds	51,293	Model Price	Liquidation value	–
Senior Fixed Rate Interests	83,402	Enterprise Value	Valuation Multiple	6.7%
Senior Floating Rate Interests	3,078,893	Model Price	Purchase Price	–
Senior Floating Rate Interests	985,250	Model Price	Market Comparable Yields	5.5%
Senior Floating Rate Interests	515,970	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	–
Total	$8,453,394

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of December 31, 2016, the Fund had securities with a total value of $1,766,480 transfer into Level 3 from Level 2 and securities with a total value of $2,096,180 transfer out of Level 3 into Level 2 due to changes in securities valuation method. There were no other securities that transferred between Levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2016:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Common Stocks	Corporate Bond	Preferred Stocks	Senior Fixed Rate Interests	Senior Floating Rate Interests	Total
HIGH YIELD FUND
Assets:
Beginning Balance	$1,029,981	$4,465,759	$27,596	$80,400	$6,123,330	$11,727,066
Purchases	-	-	-	2,147	571,134	573,281
Sales, maturities and paydowns	-	(6,250)	-	-	(3,004,133)	(3,010,383)
Corporate actions	427,339	(427,339)	-	-	-	-
Total realized gains or losses included in earnings	-	-	-	-	(427,055)	(427,055)
Total change in unrealized gains or losses included in earnings	(544,360)	49,333	-	855	414,357	(79,815)
Transfers into Level 3	-	-	-	-	1,766,480	1,766,480
Transfers out of Level 3	-	(1,204,584)	(27,596)	-	(864,000)	(2,096,180)
Ending Balance	$912,960	$2,876,919	$-	$83,402	$4,580,113	$8,453,394
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016	$(544,360)	$(30,328)	$-	$1,249	$3,510	$(569,929)

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 0.0%
Industrial - 0.0%
Constar International Holdings LLC*,†††,1	68	$–
Total Common Stocks
(Cost $–)		–

PREFERRED STOCKS†† - 1.0%
Financial - 0.8%
Woodbourne Capital Trust III†††2.83%[2,3,11]	950,000	568,409
Woodbourne Capital Trust IV†††2.83%[2,3,11]	950,000	568,409
Woodbourne Capital Trust I†††2.83%[2,3,11]	950,000	568,409
Woodbourne Capital Trust II†††2.83%[2,3,11]	950,000	568,409
Total Financial		2,273,636
Industrial - 0.2%
Seaspan Corp. 6.38% due 04/30/19[1]	22,000	553,520
Constar International Holdings LLC*,†††,1	7	–
Total Industrial		553,520
Total Preferred Stocks
(Cost $4,368,354)		2,827,156

UNIT INVESTMENT TRUSTS† - 0.0%
Financial - 0.0%
Rescap Liquidating Trust*	5,199	52,510
Total Unit Investment Trusts
(Cost $262,501)		52,510

	Face Amount[12]
ASSET-BACKED SECURITIES†† - 45.5%
Collateralized Loan Obligations - 34.2%
Golub Capital Partners CLO Ltd.
2016-33A, 3.39% due 11/21/28[2,4]	3,500,000	3,486,672
2015-25A, 2.68% due 08/05/27[2,4]	1,500,000	1,463,240
2014-21A, 3.33% due 10/25/26[2,4]	600,000	589,644
2013-17A, 4.71% due 10/25/25[2,4]	250,000	248,809
Great Lakes CLO Ltd.
2014-1A, 2.73% due 04/15/25[2,4]	1,000,000	999,982
2012-1A, 3.63% due 01/15/23[2,4]	1,000,000	998,796
2012-1A, 4.98% due 01/15/23[2,4]	1,000,000	998,601
2015-1A, 2.83% due 07/15/26[2,4]	1,000,000	992,991
2014-1A, 4.58% due 04/15/25[2,4]	250,000	243,248
CIFC Funding Ltd.
2015-2A, 2.84% due 12/05/24[2,4]	1,500,000	1,499,612
2013-4A, 4.19% due 11/27/24[2,4]	1,000,000	1,000,135
2015-3A, 2.98% due 10/19/27[2,4]	1,000,000	998,970
Catamaran CLO Ltd.
2016-1A, 2.87% due 12/20/23[2,4]	3,000,000	3,013,487
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 2.98% due 12/15/28[2,4]	3,000,000	2,991,943
Shackleton CLO Ltd.
2016-7A, 2.92% due 04/15/27[2,4]	1,500,000	1,499,867
2015-8A, 3.83% due 10/20/27[2,4]	1,000,000	995,889
WhiteHorse VI Ltd.
2016-1A, 2.78% due 02/03/25[2,4]	1,500,000	1,498,781
2016-1A, 3.63% due 02/03/25[2,4]	1,000,000	996,304
Telos CLO Ltd.
2013-3A, 3.88% due 01/17/24[2,4]	1,250,000	1,249,936
2007-2A, 3.08% due 04/15/22[2,4]	1,100,000	1,066,388
OCP CLO Ltd.
2014-6A, 5.83% due 07/17/26[2,4]	1,400,000	1,266,586
2016-11A, 3.28% due 04/26/28[2,4]	1,000,000	1,000,034
Cent CLO Ltd.
2014-21A, 2.28% due 07/27/26[2,4]	2,250,000	2,244,012
Dryden XXVI Senior Loan Fund
2013-26A, 3.38% due 07/15/25[2,4]	2,250,000	2,237,073
Venture XIX CLO Ltd.
2016-19A, 2.96% due 01/15/27[2,4]	2,100,000	2,095,526
Northwoods Capital IX Ltd.
2012-9A, 3.13% due 01/18/24[2,4]	2,000,000	2,002,544
OZLM Funding II Ltd.
2016-2A, 3.62% due 10/30/27[2,4]	2,000,000	1,999,812
TCP Waterman CLO LLC
2016-1A, 3.01% due 12/15/28[2,4]	1,000,000	998,679
2016-1A, 3.26% due 12/15/28[2,4]	1,000,000	998,177
Madison Park Funding XVI Ltd.
2016-16A, 2.86% due 04/20/26[2,4]	2,000,000	1,994,131
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.48% due 01/15/28[2,4]	2,000,000	1,992,682

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[12]	Value
ASSET-BACKED SECURITIES†† - 45.5% (continued)
Collateralized Loan Obligations - 34.2% (continued)
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 4.08% due 12/22/28[2,4]	$2,000,000	$1,990,156
FS Senior Funding Ltd.
2015-1A, 2.68% due 05/28/25[2,4]	2,000,000	1,983,731
KVK CLO Ltd.
2015-1A, 4.91% due 05/20/27[2,4]	1,250,000	1,179,979
2013-1A, 0.00% due 04/14/25[4,5]	1,000,000	405,051
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.18% due 10/20/25[2,4]	1,000,000	974,385
2013-7A, 4.33% due 10/20/25[2,4]	600,000	572,484
Venture CLO Ltd.
2013-14A, 3.69% due 08/28/25[2,4]	1,550,000	1,546,856
Oaktree EIF I Series A1 Ltd.
2016-A1, 3.48% due 10/18/27[2,4]	1,500,000	1,501,728
Cent CLO 20 Ltd.
2014-20A, 2.88% due 01/25/26[2,4]	1,500,000	1,499,889
Grayson CLO Ltd.
2006-1A, 1.30% due 11/01/21[2,4]	1,400,000	1,350,516
Flagship CLO VI
2007-1A, 3.35% due 06/10/21[2,4]	1,250,000	1,246,895
WhiteHorse VIII Ltd.
2014-1A, 2.94% due 05/01/26[2,4]	1,100,000	1,087,730
Rockwall CDO Ltd.
2007-1A, 1.44% due 08/01/24[2,4]	1,100,000	1,079,434
Flagship CLO VIII Ltd.
2014-8A, 4.01% due 01/16/26[2,4]	1,050,000	1,047,734
Northwoods Capital XIV Ltd.
2014-14A, 3.36% due 11/12/25[2,4]	1,000,000	1,012,591
AIMCO CLO Series
2015-AA, 3.18% due 01/15/28[2,4]	1,000,000	1,008,594
Vibrant CLO Limited
2015-1A, 2.98% due 07/17/24[2,4]	1,000,000	1,003,057
Atrium XI
2014-11A, 4.08% due 10/23/25[2,4]	1,000,000	1,000,076
Marathon CLO IV Ltd.
2012-4A, 3.91% due 05/20/23[2,4]	1,000,000	1,000,057
Mountain Hawk I CLO Ltd.
2013-1A, 3.06% due 01/20/24[2,4]	1,000,000	1,000,030
LCM XI, LP
2012-11A, 3.83% due 04/19/22[2,4]	1,000,000	999,967
TICP CLO III Ltd.
2014-3A, 3.23% due 01/20/27[2,4]	1,000,000	999,963
Cerberus Loan Funding XVI, LP
2016-2A, 3.24% due 11/17/27[2,4]	1,000,000	999,931
Figueroa CLO Ltd.
2013-1A, 3.66% due 03/21/24[2,4]	1,000,000	999,930
TICP CLO I Ltd.
2014-1A, 3.88% due 04/26/26[2,4]	1,000,000	999,916
AMMC CLO XI Ltd.
2016-11A, 3.68% due 10/30/23[2,4]	1,000,000	999,905
AMMC CLO XV Ltd.
2016-15A, 2.83% due 12/09/26[2,4]	1,000,000	998,917
Betony CLO Ltd.
2016-1A, 2.86% due 04/15/27[2,4]	1,000,000	998,411
Marea CLO Ltd.
2015-1A, 2.68% due 10/15/23[2,4]	1,000,000	998,337
PFP Ltd.
2015-2, 2.71% due 07/14/34[2,4]	1,000,000	998,000
Fortress Credit BSL II Ltd.
2013-2A, 3.13% due 10/19/25[2,4]	1,000,000	997,916
KKR CLO Ltd.
2015-12, 3.18% due 07/15/27[2,4]	1,000,000	997,840
Vibrant CLO III Ltd.
2016-3A, 2.96% due 04/20/26[2,4]	1,000,000	996,046
Atlas Senior Loan Fund V Ltd.
2016-1A, 3.52% due 07/16/26[2,4]	1,000,000	994,929
Fortress Credit Investments IV Ltd.
2015-4A, 2.78% due 07/17/23[2,4]	1,000,000	994,745
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 3.53% due 10/15/26[2,4]	1,000,000	993,247
Recette CLO LLC
2015-1A, 3.68% due 10/20/27[2,4]	1,000,000	992,180

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[12]	Value
ASSET-BACKED SECURITIES†† - 45.5% (continued)
Collateralized Loan Obligations - 34.2% (continued)
Garrison Funding Ltd.
2016-2A, 3.77% due 09/29/27[2,4]	$1,000,000	$992,120
Babson CLO Ltd.
2012-2A, 0.00% due 05/15/23[4,5]	1,000,000	593,493
2014-IA, 0.00% due 07/20/25[4,5]	650,000	376,263
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[4,5]	1,000,000	961,616
Black Diamond CLO Ltd.
2013-1A, 4.14% due 02/01/23[2,4]	950,000	955,504
Saranac CLO II Ltd.
2014-2A, 6.06% due 02/20/25[2,4]	1,000,000	861,821
Jamestown CLO VI Ltd.
2015-6A, 5.66% due 02/20/27[2,4]	1,000,000	832,593
COA Summit CLO Limited
2014-1A, 3.68% due 04/20/23[2,4]	800,000	798,670
Newstar Trust
2012-2A, 4.13% due 01/20/23[2,4]	750,000	754,491
Cerberus Onshore II CLO LLC
2014-1A, 2.98% due 10/15/23[2,4]	500,000	500,257
2014-1A, 3.58% due 10/15/23[2,4]	250,000	249,785
ACIS CLO Ltd.
2013-1A, 3.83% due 04/18/24[2,4]	500,000	491,622
2013-2A, 4.09% due 10/14/22[2,4]	250,000	249,609
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.37% due 04/28/26[2,4]	300,000	297,926
2014-3A, 4.12% due 04/28/26[2,4]	300,000	283,486
KKR Financial CLO Ltd.
2012-1A, 4.26% due 12/15/24[2,4]	500,000	500,243
Cent CLO
2014-16A, 3.14% due 08/01/24[2,4]	500,000	500,045
MCF CLO III LLC
2014-3A, 3.73% due 01/20/24[2,4]	500,000	480,312
Treman Park CLO Ltd.
2015-1A, due 04/20/27[4,5]	500,000	442,982
Eastland CLO Ltd.
2007-1A, 1.29% due 05/01/22[2,4]	450,000	428,876
Westwood CDO I Ltd.
2007-1A, 1.67% due 03/25/21[2,4]	400,000	387,017
Halcyon Loan Advisors Funding Ltd.
2012-2A, 5.50% due 12/20/24[2,4]	350,000	344,781
Newstar Commercial Loan Funding LLC
2013-1A, 5.41% due 09/20/23[2,4]	350,000	335,175
DIVCORE CLO Ltd.
2013-1A, 4.60% due 11/15/32[2,4]	300,000	298,784
Dryden XXIII Senior Loan Fund
2014-23A, 3.83% due 07/17/23[2,4]	250,000	250,163
TICC CLO LLC
2012-1A, 5.68% due 08/25/23[2,4]	250,000	250,127
Gallatin CLO VII Ltd.
2014-1A, 3.78% due 07/15/23[2,4]	250,000	250,020
ALM XIV Ltd.
2014-14A, 3.84% due 07/28/26[2,4]	250,000	247,839
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.18% due 07/25/25[2,4]	250,000	242,839
Copper River CLO Ltd.
2007-1A, due 01/20/21[2,5,11]	700,000	165,131
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,5]	250,000	129,929
ICE EM CLO
2007-1A, 1.80% due 08/15/22[2,4]	59,908	59,734
Total Collateralized Loan Obligations		100,626,957
Transport-Aircraft - 5.2%
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41[4]	2,381,760	2,369,436
2016-1A, 4.88% due 03/17/36[4]	1,387,500	1,403,326
2014-1, 5.13% due 12/15/29	1,269,231	1,260,346
2014-1, 7.38% due 12/15/29[2]	634,615	630,173

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[12]	Value
ASSET-BACKED SECURITIES†† - 45.5% (continued)
Transport-Aircraft - 5.2% (continued)
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[4]	$1,334,144	$1,350,823
2014-1, 5.25% due 02/15/29	479,361	477,444
2014-1, 7.50% due 02/15/29	192,611	192,129
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	1,971,123	1,956,340
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[4]	940,295	953,224
2013-1, 6.35% due 10/15/38[4]	188,059	188,059
Rise Ltd.
2014-1, 4.75% due 02/12/39	1,031,705	1,024,999
ECAF I Ltd.
2015-1A, 4.95% due 06/15/40[4]	991,172	999,560
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	869,048	862,530
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[4]	705,697	697,441
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[11]	657,089	644,809
AABS Ltd.
2013-1, 4.88% due 01/15/38	275,119	273,606
Total Transport-Aircraft		15,284,245
Collateralized Debt Obligations - 3.4%
Anchorage Credit Funding 4 Ltd.
2016-4A, 3.50% due 02/15/35[4]	3,750,000	3,643,040
Gramercy Real Estate CDO Ltd.
2007-1A, 1.19% due 08/15/56[2,4]	1,035,580	1,035,482
2006-1A, 1.25% due 07/25/41[2,4]	76,537	76,421
Anchorage Credit Funding 3 Ltd.
2016-3A, 3.85% due 10/28/33[4]	1,000,000	989,402
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[4]	1,000,000	979,070
Putnam Structured Product Funding Ltd.
2003-1A, 1.70% due 10/15/38[2,4]	995,907	876,851
Triaxx Prime CDO Ltd.
2006-2A, 1.03% due 10/02/39[2,4]	794,064	768,170
SRERS Funding Ltd.
2011-RS, 0.90% due 05/09/46[2,4]	787,540	597,947
Highland Park CDO I Ltd.
2006-1A, 1.33% due 11/25/51[2,4]	551,596	508,847
N-Star REL CDO VIII Ltd.
2006-8A, 0.98% due 02/01/41[2,4]	311,632	307,679
RAIT CRE CDO I Ltd.
2006-1X A1B, 1.07% due 11/20/46	305,783	299,148
Total Collateralized Debt Obligations		10,082,057
Whole Business - 1.5%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	1,945,125	1,931,700
Wendys Funding LLC
2015-1A, 4.50% due 06/15/45[4]	1,481,250	1,425,875
Drug Royalty III Limited Partnership 1
2016-1A, 3.98% due 04/15/27[4]	931,972	923,218
Total Whole Business		4,280,793
Net Lease - 0.9%
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	2,891,629	2,772,069
Insurance - 0.2%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	615,750	611,791
Diversified Payment Rights - 0.1%
Garanti Diversified Payment Rights Finance Co.
2007-A, 1.06% due 07/09/17[2]	312,000	310,558
Total Asset-Backed Securities
(Cost $134,861,853)		133,968,470

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.1%
Residential Mortgage Backed Securities - 14.2%
LSTAR Securities Investment Ltd.
2016-4, 2.62% due 10/01/21[2,4]	4,106,330	4,061,294
2015-4, 2.62% due 04/01/20[2,4]	1,689,772	1,686,604

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[12]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.1% (continued)
Residential Mortgage Backed Securities - 14.2% (continued)
2016-3, 2.62% due 09/01/21[2,4]	$1,643,771	$1,623,737
2015-6, 2.62% due 05/01/20[2,4]	1,522,457	1,501,523
LSTAR Securities Investment Trust
2015-2, 2.62% due 01/01/20[2,4]	1,796,593	1,787,570
2016-2, 2.62% due 03/01/21[2,4]	1,658,353	1,636,922
2015-3, 2.62% due 03/01/20[2,4]	1,044,435	1,035,703
2015-10, 2.62% due 11/01/20[2,4]	587,879	583,470
LSTAR Commercial Mortgage Trust
2016-7, 2.61% due 12/01/21[2,4]	2,900,000	2,857,412
GSAA Trust
2005-6, 1.19% due 06/25/35[2]	3,150,000	2,842,629
Countrywide Asset-Backed Certificates
2006-6, 0.93% due 09/25/36[2]	2,623,246	2,437,042
American Home Mortgage Investment Trust
2007-1, 5.85% due 05/25/47[6]	8,107,808	1,414,753
2006-1, 0.98% due 03/25/46[2]	1,203,994	997,169
Banc of America Funding Trust
2015-R4, 0.93% due 01/27/35[2,4]	958,589	894,862
2014-R7, 0.72% due 09/26/36[2,4]	796,297	753,796
Structured Asset Investment Loan Trust
2005-11, 1.12% due 01/25/36[2]	1,701,647	1,528,854
NRPL Trust
2014-2A, 3.75% due 10/25/57[2,4]	817,033	812,886
2015-1A, 3.88% due 11/01/54[4]	541,504	537,097
VOLT LIII LLC
2016-NP13, 3.88% due 12/26/46[4,7]	1,300,000	1,302,402
CSMC Series
2015-12R, 1.08% due 11/30/37[2,4]	1,300,000	1,222,289
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% due 10/16/46[2,4]	992,206	986,677
CIT Mortgage Loan Trust
2007-1, 2.21% due 10/25/37[2,4]	1,001,187	980,916
RALI Series Trust
2006-QO2, 0.98% due 02/25/46[2]	2,214,046	963,265
VOLT XLVIII LLC
2016-NPL8, 3.50% due 07/25/46[4]	952,281	949,029
Luminent Mortgage Trust
2006-2, 0.96% due 02/25/46[2]	1,293,435	908,694
Banc of America Funding Ltd.
2013-R1, 0.75% due 11/03/41[2,4]	925,698	843,571
VOLT XLII LLC
2016-NPL2, 4.25% due 03/26/46[4]	774,377	779,759
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[4,7]	749,908	757,858
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 1.34% due 04/25/47[2]	885,270	749,851
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.67% due 11/25/33[2]	714,480	641,048
American Home Mortgage Assets Trust
2007-1, 1.27% due 02/25/47[2]	1,031,886	604,383
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[4]	552,276	551,443
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.41% due 11/25/46[2]	603,708	433,637
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	209,904	216,187

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[12]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.1% (continued)
Residential Mortgage Backed Securities - 14.2% (continued)
Nomura Resecuritization Trust
2012-1R, 1.20% due 08/27/47[2,4]	$110,203	$108,045
Total Residential Mortgage Backed Securities		41,992,377
Commercial Mortgage Backed Securities - 8.5%
JPMDB Commercial Mortgage Securities Trust
2016-C4, 3.10% due 12/15/49[2]	2,000,000	1,792,764
2016-C2, 3.40% due 06/15/49[2]	1,700,000	1,562,117
2016-C2, 4.35% due 06/15/49[6]	8,924,822	910,125
Citigroup Commercial Mortgage Trust
2016-GC36, 4.76% due 02/10/49[2]	1,400,000	1,410,920
2016-P5, 4.32% due 10/10/49[2]	1,000,000	960,465
2016-GC37, 4.36% due 04/10/49[6]	3,835,502	467,792
2016-C2, 4.59% due 08/10/49[6]	2,495,181	314,237
2016-P5, 4.62% due 10/10/49[6]	1,997,379	205,170
Cosmopolitan Hotel Trust
2016-CSMO, 2.80% due 11/15/33[2,4]	1,500,000	1,507,520
2016-CSMO, 3.35% due 11/15/33[2,4]	1,000,000	1,005,639
JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP2, 3.80% due 08/15/49[2]	1,500,000	1,431,496
2014-CBM, 2.65% due 10/15/29[2,4]	1,000,000	991,779
COMM Mortgage Trust
2015-CR26, 4.49% due 10/10/48[2]	1,217,000	1,155,531
2015-CR26, 5.01% due 10/10/48[6]	10,125,417	649,919
GS Mortgage Securities Trust
2014-GSFL, 2.45% due 07/15/31[2,4]	1,400,000	1,387,695
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[4]	1,250,000	1,380,611
SG Commercial Mortgage Securities Trust
2016-C5, 4.59% due 10/10/48[6]	9,964,126	1,258,267
GS Mortgage Securities Corporation Trust
2016-ICE2, 4.79% due 02/15/33[2,4]	1,200,000	1,215,082
Motel 6 Trust
2015-MTL6, 4.53% due 02/05/30[4]	1,150,000	1,154,765
Wells Fargo Commercial Mortgage Trust
2016-C32, 4.71% due 01/15/59[6]	6,408,543	553,311
2016-NXS5, 4.73% due 01/15/59[6]	4,965,469	460,691
2016-C37, 4.30% due 12/15/49[6]	3,900,000	244,686
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 2.60% due 06/15/28[2,4]	1,000,000	979,917
Morgan Stanley Capital I Trust
2016-UB11, 4.57% due 08/15/49[6]	7,759,974	818,518
LSTAR Commercial Mortgage Trust
2014-2, 4.86% due 01/20/41[2,4]	500,000	505,285
CFCRE Commercial Mortgage Trust
2016-C3, 4.65% due 01/10/48[6]	5,958,129	435,167
CD Mortgage Trust
2016-CD1, 4.33% due 08/10/49[6]	2,594,224	258,004
Hilton USA Trust
2013-HLT, 4.41% due 11/05/30[4]	2,124	2,115
Total Commercial Mortgage Backed Securities		25,019,588
Government Agency - 0.4%
Federal Home Loan Banks
5.50% due 07/15/36	500,000	655,867
Freddie Mac[10]
0.00% due 01/02/34[9]	850,000	463,401
6.75% due 03/15/31	287,000	404,494
Total Government Agency		1,523,762
Military Housing - 1.3%
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41[4]	1,404,348	1,585,480
2007-HCKM, 6.11% due 08/10/52†††,1,4	1,515,288	1,527,594
Capmark Military Housing Trust
2007-ROBS, 6.06% due 10/10/52[1,11]	481,509	480,088

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[12]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.1% (continued)
Military Housing - 1.3% (continued)
2007-AETC, 5.75% due 02/10/52†††,1,11	$335,921	$318,618
Total Military Housing		3,911,780
Financial - 0.7%
Station Place Securitization Trust
2016-3, 3.01% due 05/25/48†††,2,4	1,000,000	999,932
2016-3, 3.76% due 05/25/48†††,2,4	1,000,000	999,927
Total Financial		1,999,859
Total Collateralized Mortgage Obligations
(Cost $74,980,371)		74,447,366

CORPORATE BONDS†† - 12.8%
Financial - 5.0%
Citigroup, Inc.
5.88%[2,3]	2,000,000	2,020,000
5.90%[2,3]	500,000	505,625
6.25%[2,3]	100,000	102,900
WP Carey, Inc.
4.25% due 10/01/26	1,600,000	1,553,390
American Equity Investment Life Holding Co.
6.63% due 07/15/21	1,458,000	1,519,965
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[4]	1,281,762	1,198,998
Hospitality Properties Trust
5.25% due 02/15/26	1,050,000	1,062,719
AmTrust Financial Services, Inc.
6.13% due 08/15/23[1]	825,000	858,223
Aurora Military Housing LLC
6.89% due 01/15/47†††,[11]	750,000	847,918
Kennedy-Wilson, Inc.
5.88% due 04/01/24	800,000	815,000
GEO Group, Inc.
5.88% due 10/15/24	650,000	641,063
6.00% due 04/15/26	150,000	147,375
Teachers Insurance & Annuity Association of America
4.38% due 09/15/54[2,4]	500,000	490,625
Wilton Re Finance LLC
5.88% due 03/30/33[2,4]	475,000	483,906
Pacific Northwest Communities LLC
5.91% due 06/15/50[1,11]	400,000	430,128
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††,1	415,000	410,765
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[1,11]	380,442	369,143
Bank of America Corp.
6.30%[2,3]	350,000	365,750
ACC Group Housing LLC
6.35% due 07/15/54†††,[11]	300,000	322,288
CIC Receivables Master Trust
4.89% due 10/07/21†††	275,919	278,057
Cadence Bank North America
6.25% due 06/28/29[2,11]	200,000	175,235
TIG Holdings, Inc.
8.60% due 01/15/27[11]	34,000	28,645
Total Financial		14,627,718
Energy - 2.7%
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	1,050,000	1,169,804
3.90% due 07/15/26	1,000,000	967,939
4.25% due 04/01/24	200,000	201,546
Buckeye Partners, LP
3.95% due 12/01/26	1,400,000	1,362,489
4.35% due 10/15/24	700,000	714,370
ConocoPhillips
6.50% due 02/01/39	1,400,000	1,772,280
MPLX, LP
4.88% due 12/01/24	900,000	926,725
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[4]	560,000	580,192
Hess Corp.
4.30% due 04/01/27	350,000	348,398
Total Energy		8,043,743
Consumer, Non-cyclical - 1.4%
Offutt AFB America First Community LLC
5.46% due 09/01/50†††,4	1,931,492	1,819,249
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]	1,100,000	1,086,250
Vector Group Ltd.
7.75% due 02/15/21	850,000	886,125
Tenet Healthcare Corp.
4.46% due 06/15/20[2]	300,000	302,250
Total Consumer, Non-cyclical		4,093,874
Basic Materials - 1.3%
Yamana Gold, Inc.
4.95% due 07/15/24	1,485,000	1,455,300
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4]	1,390,000	1,397,685
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[2,4]	750,000	841,875
Alcoa Nederland Holding BV
7.00% due 09/30/26[4]	200,000	219,000
Total Basic Materials		3,913,860

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[12]	Value
CORPORATE BONDS†† - 12.8% (continued)
Communications - 1.2%
CSC Holdings LLC
6.75% due 11/15/21	$800,000	$860,000
6.63% due 10/15/25[4]	470,000	513,475
Sprint Communications, Inc.
7.00% due 03/01/20[4]	975,000	1,057,875
DISH DBS Corp.
5.88% due 07/15/22	600,000	631,500
5.88% due 11/15/24	200,000	205,800
Inmarsat Finance plc
4.88% due 05/15/22[4]	200,000	194,500
Total Communications		3,463,150
Consumer, Cyclical - 0.6%
Northern Group Housing LLC
6.80% due 08/15/53[11]	600,000	715,998
HP Communities LLC
5.78% due 03/15/46[1,11]	500,000	530,530
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[4]	400,000	396,800
Total Consumer, Cyclical		1,643,328
Technology - 0.2%
Micron Technology, Inc.
7.50% due 09/15/23[4]	510,000	564,825
CDK Global, Inc.
5.00% due 10/15/24	150,000	145,500
Total Technology		710,325
Utilities - 0.2%
AES Corp.
6.00% due 05/15/26	600,000	609,000
Diversified - 0.2%
HRG Group, Inc.
7.88% due 07/15/19	435,000	453,488
Industrial - 0.0%
Constar International, Inc
11.00% due 12/31/17†††,1	4,091	–
Total Corporate Bonds
(Cost $36,963,290)		37,558,486

U.S. GOVERNMENT SECURITIES†† - 11.8%
U.S. Treasury Notes
2.00% due 11/15/26	19,702,000	18,956,240
U.S. Treasury Bonds
due 11/15/44[9]	37,945,000	15,792,178
Total U.S. Government Securities
(Cost $37,135,433)		34,748,418

SENIOR FLOATING RATE INTERESTS††,2 - 6.2%
Technology - 1.6%
Epicor Software
4.75% due 06/01/22		1,568,044	1,572,528
Equinix, Inc.
3.25% due 12/07/23	EUR	1,000,000	1,058,656
Compucom Systems, Inc.
4.25% due 05/11/20		702,678	541,062
EIG Investors Corp.
6.00% due 02/09/23		443,216	439,338
Solera LLC
5.75% due 03/03/23		397,000	401,963
Landslide Holdings, Inc.
5.50% due 09/27/22		370,093	374,257
Greenway Medical Technologies
6.00% due 11/04/20[1]		330,905	327,596
Total Technology			4,715,400
Communications - 1.6%
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23		1,593,870	1,548,301
Univision Communications, Inc.
4.00% due 03/01/20		994,635	999,429
MergerMarket Ltd.
4.50% due 02/04/21		583,500	579,124
Internet Brands
4.75% due 07/08/21		497,976	500,158
Proquest LLC
5.75% due 10/24/21		493,692	496,160
Virgin Media Bristol LLC
2.75% due 01/31/25		450,000	451,746
Total Communications			4,574,918
Consumer, Non-cyclical - 1.3%
Envision Healthcare Corp.
4.00% due 12/01/23		1,300,000	1,312,195
Packaging Coordinators Midco, Inc.
5.00% due 06/30/23		696,500	696,500
Albertson's LLC
3.77% due 08/25/21		339,729	343,480
4.25% due 12/21/22		248,752	251,861
American Tire Distributors, Inc.
5.25% due 09/01/21		522,342	520,273
DJO Finance LLC
4.25% due 06/08/20		497,481	476,806
MPH Acquisition Holdings LLC
5.00% due 06/07/23		145,482	147,898
NES Global Talent
6.50% due 10/03/19[1]		120,645	108,580
Total Consumer, Non-cyclical			3,857,593
Utilities - 0.7%
TPF II Power LLC
5.00% due 10/02/21		1,271,642	1,281,815
The Dayton Power and Light Co.
4.01% due 08/24/22		700,000	708,316
Total Utilities			1,990,131
Industrial - 0.5%
Travelport Holdings LLC
5.00% due 09/02/21		1,466,009	1,479,072
CareCore National LLC
5.50% due 03/05/21		123,869	121,701
Total Industrial			1,600,773
Consumer, Cyclical - 0.4%
PETCO Animal Supplies, Inc.
5.14% due 01/26/23		1,193,985	1,199,955
Financial - 0.1%
Magic Newco, LLC
5.00% due 12/12/18		241,194	243,154

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[12]	Value
SENIOR FLOATING RATE INTERESTS††,2 - 6.2% (continued)
Financial - 0.1% (continued)
American Stock Transfer & Trust
5.75% due 06/26/20	$94,412	$93,940
Total Financial		337,094
Total Senior Floating Rate Interests
(Cost $18,296,767)		18,275,864

FEDERAL AGENCY SECURITIES†† - 5.7%
Freddie Mac Strips
due 03/15/31[9]	2,950,000	1,810,211
due 09/15/29[9]	2,600,000	1,674,574
due 07/15/32[9]	2,700,000	1,563,621
Total Freddie Mac Strips		5,048,406
Fannie Mae[10]
1.88% due 09/24/26	4,000,000	3,674,901
2.13% due 04/24/26	500,000	472,846
Total Fannie Mae		4,147,747
Fannie Mae Principal Strips
due 05/15/30[9]	3,150,000	2,025,630
due 05/15/29[9]	1,750,000	1,141,313
due 01/15/30[9]	1,000,000	641,446
Total Fannie Mae Principal Strips		3,808,389
Freddie Mac[10]
due 12/14/29[9]	2,900,000	1,890,351
Tennessee Valley Authority
5.38% due 04/01/56	600,000	750,317
4.25% due 09/15/65	700,000	720,594
Total Tennessee Valley Authority		1,470,911
Total Federal Agency Securities
(Cost $17,525,419)		16,365,804

FOREIGN GOVERNMENT BONDS†† - 0.7%
Kenya Government International Bond
6.88% due 06/24/24[4]	1,350,000	1,272,899
Dominican Republic International Bond
6.85% due 01/27/45[4]	700,000	661,304
Total Foreign Government Bonds
(Cost $2,072,242)		1,934,203

MUNICIPAL BONDS†† - 0.6%
Michigan - 0.4%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	850,000	1,109,208
Illinois - 0.2%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	500,000	520,390
Total Municipal Bonds
(Cost $1,569,467)		1,629,598

COMMERCIAL PAPER†† - 1.7%
CBS Corp.
0.85% due 01/03/17	5,000,000	4,999,764
Total Commercial Paper
(Cost $4,999,764)		4,999,764
Total Investments - 111.1%
(Cost $333,035,461)		$326,807,639
Other Assets & Liabilities, net - (11.1)%		(32,771,484)
Total Net Assets - 100.0%		$294,036,155

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[3]	Perpetual maturity.
[4]
Security is a 144A or Section 4(a)(2) security.  These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $183,534,324 (cost $183,597,759), or 62.4% of total net assets.

[5]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[6]	Security is an interest-only strip. Rate indicated is effective yield at December 31, 2016.
[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is as of December 31, 2016.
[8]	All or a portion of this security is pledged as futures collateral at December 31, 2016.
[9]	Zero coupon rate security.
[10]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[11]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $7,981,842 (cost $10,330,838), or 2.7% of total net assets — See Note 6.

[12]	The face amount is denominated in U.S. dollars unless otherwise noted.
plc — Public Limited Company

See Sector Classification in Other Information section.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Asset Backed Securities	$—	$133,968,470	$—		$133,968,470
Collateralized Mortgage Obligations	—	70,601,295	3,846,071		74,447,366
Commercial Paper	—	4,999,764	—		4,999,764
Common Stocks	—	—	—	*	—
Corporate Bonds	—	33,880,209	3,678,277		37,558,486
Federal Agency Securities	—	16,365,804	—		16,365,804
Foreign Government Bonds	—	1,934,203	—		1,934,203
Municipal Bonds	—	1,629,598	—		1,629,598
Preferred Stocks	—	553,520	2,273,636		2,827,156
Senior Floating Rate Interests	—	18,275,864	—		18,275,864
Unit Investment Trusts	52,510	—	—		52,510
U.S. Government Securities	—	34,748,418	—		34,748,418
Total	$52,510	$316,957,145	$9,797,984		$326,807,639

* Amount is less than $1.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 12/31/16	Valuation Technique	Unobservable Inputs
Collateralized Mortgage Obligations	$3,846,071	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds	3,678,277	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Preferred Stocks	2,273,636	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Total	$9,797,984

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of December 31, 2016, the Fund had securities with a total value of $ 714,004 transfer into Level 3 from Level 2 and securities with a total value of $ 1,014,089 transfer out of Level 3 into Level 2 due to changes in securities valuation method. There were no other securities that transferred between Levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2016:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Preferred Stocks	Total
INVESTMENT GRADE BOND
Assets:
Beginning Balance	$1,014,089	$-	$1,675,204	$2,282,127	$4,971,420
Purchases	-	3,750,559	1,844,575	-	5,595,134
Sales, maturities and paydowns	-	(2,619)	(12,114)	-	(14,733)
Total realized gains or losses included in earnings	-	-	-	-	-
Total change in unrealized gains or losses included in earnings	-	(251,544)	(193,717)	(8,491)	(453,752)
Transfers into Level 3	-	349,675	364,329	-	714,004
Transfers out of Level 3	(1,014,089)	-	-	-	(1,014,089)
Ending Balance	$-	$3,846,071	$3,678,277	$2,273,636	$9,797,984
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016	$-	$(250,770)	$(193,429)	$(8,491)	$(452,690)

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 97.4%
Financial – 27.0%
JPMorgan Chase & Co.	26,582	$2,293,761
Berkshire Hathaway, Inc. — Class B*	11,004	1,793,432
Citigroup, Inc.	25,977	1,543,813
Bank of America Corp.	67,490	1,491,529
Wells Fargo & Co.	23,015	1,268,356
American International Group, Inc.	12,310	803,965
BB&T Corp.	16,038	754,107
Unum Group	15,767	692,644
Zions Bancorporation	15,175	653,132
SunTrust Banks, Inc.	11,705	642,019
Assured Guaranty Ltd.	16,397	619,315
Charles Schwab Corp.	15,623	616,640
Sun Communities, Inc.	7,881	603,763
Piedmont Office Realty Trust, Inc. — Class A	26,043	544,559
Equity Residential	7,579	487,784
KeyCorp	25,002	456,787
Morgan Stanley	8,519	359,928
Allstate Corp.	4,396	325,832
E*TRADE Financial Corp.*	8,055	279,106
Regions Financial Corp.	19,250	276,430
Prudential Financial, Inc.	2,583	268,787
Ally Financial, Inc.	12,556	238,815
Hanover Insurance Group, Inc.	2,338	212,781
T. Rowe Price Group, Inc.	2,265	170,464
Hartford Financial Services Group, Inc.	1,938	92,346
Total Financial		17,490,095
Consumer, Non-cyclical - 17.6%
Johnson & Johnson	14,664	1,689,439
Pfizer, Inc.	33,904	1,101,202
Merck & Company, Inc.	15,708	924,730
Bunge Ltd.	12,386	894,765
Procter & Gamble Co.	9,976	838,782
Quest Diagnostics, Inc.	8,697	799,254
HCA Holdings, Inc.*	10,288	761,518
United Rentals, Inc.*	6,016	635,169
Medtronic plc	8,583	611,367
Zimmer Biomet Holdings, Inc.	5,817	600,314
Hormel Foods Corp.	13,071	455,002
Mondelez International, Inc. — Class A	9,916	439,576
Philip Morris International, Inc.	4,633	423,873
UnitedHealth Group, Inc.	2,051	328,242
DaVita, Inc.*	5,093	326,971
Hershey Co.	3,131	323,839
Dr Pepper Snapple Group, Inc.	2,983	270,469
Total Consumer, Non-cyclical		11,424,512
Industrial - 12.6%
General Electric Co.	26,811	847,228
FLIR Systems, Inc.	19,031	688,732
Republic Services, Inc. — Class A	11,626	663,263
WestRock Co.	12,721	645,845
Timken Co.	12,804	508,319
Corning, Inc.	20,220	490,739
Jabil Circuit, Inc.	20,425	483,460
United Technologies Corp.	4,360	477,943
CSX Corp.	10,858	390,128
Harris Corp.	3,800	389,386
Huntington Ingalls Industries, Inc.	1,853	341,304
Carlisle Companies, Inc.	2,922	322,267
Snap-on, Inc.	1,873	320,789
CH Robinson Worldwide, Inc.	4,261	312,161
Eaton Corp. plc	4,622	310,090
Honeywell International, Inc.	2,534	293,564
Owens Corning	5,635	290,541
Spirit AeroSystems Holdings, Inc. — Class A	3,011	175,692
General Dynamics Corp.	1,011	174,559
Total Industrial		8,126,010
Energy - 11.7%
Chevron Corp.	14,386	1,693,232
Exxon Mobil Corp.	18,675	1,685,606
Kinder Morgan, Inc.	36,145	748,563
Marathon Oil Corp.	39,981	692,071
Hess Corp.	10,503	654,231
Rowan Companies plc — Class A*	25,842	488,155
Valero Energy Corp.	6,256	427,410
Apache Corp.	5,271	334,550
Whiting Petroleum Corp.*	21,936	263,671
Chesapeake Energy Corp.*	22,394	157,206
Laredo Petroleum, Inc.*	11,069	156,516
QEP Resources, Inc.*	8,380	154,276
Schlumberger Ltd.	1,770	148,592
Total Energy		7,604,079
Consumer, Cyclical - 6.9%
Lear Corp.	5,220	690,971
Wal-Mart Stores, Inc.	8,880	613,786
Southwest Airlines Co.	11,939	595,040
Target Corp.	7,523	543,386
CVS Health Corp.	6,851	540,612
Goodyear Tire & Rubber Co.	13,873	428,260
PACCAR, Inc.	5,153	329,277
MGM Resorts International*	10,869	313,353
PVH Corp.	3,280	295,987
DR Horton, Inc.	4,663	127,440
Total Consumer, Cyclical		4,478,112
Technology - 6.9%
Intel Corp.	30,932	1,121,904
Micron Technology, Inc.*	37,454	820,992
Lam Research Corp.	7,388	781,134
QUALCOMM, Inc.	11,755	766,426
Teradata Corp.*	17,402	472,812
Apple, Inc.	2,826	327,307
NCR Corp.*	4,081	165,525
Total Technology		4,456,100
Utilities - 6.7%
OGE Energy Corp.	22,213	743,026
Ameren Corp.	12,863	674,793
Exelon Corp.	18,280	648,757
Public Service Enterprise Group, Inc.	14,367	630,424
UGI Corp.	11,068	510,013

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 97.4% (continued)
Utilities - 6.7% (continued)
Edison International	6,979	$502,418
FirstEnergy Corp.	14,598	452,100
Duke Energy Corp.	2,116	164,244
Total Utilities		4,325,775
Communications - 5.1%
Cisco Systems, Inc.	47,683	1,440,980
AT&T, Inc.	13,603	578,536
Time Warner, Inc.	3,495	337,373
Walt Disney Co.	3,188	332,253
Scripps Networks Interactive, Inc. — Class A	4,338	309,603
Verizon Communications, Inc.	5,184	276,722
Total Communications		3,275,467
Basic Materials - 2.9%
Dow Chemical Co.	17,852	1,021,492
Reliance Steel & Aluminum Co.	6,421	510,726
Nucor Corp.	3,081	183,381
Freeport-McMoRan, Inc.*	13,123	173,092
Total Basic Materials		1,888,691
Total Common Stocks
(Cost $53,562,588)		63,068,841

SHORT-TERM INVESTMENTS† - 3.1%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.31%[1]	1,993,630	1,993,630
Total Short-Term Investments
(Cost $1,993,630)		1,993,630
Total Investments - 100.5%
(Cost $55,556,218)		$65,062,471
Other Assets & Liabilities, net - (0.5)%		(347,261)
Total Net Assets - 100.0%		$64,715,210

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of December 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$63,068,841	$—	$—	$63,068,841
Short-Term Investments	1,993,630	—	—	1,993,630
Total	$65,062,471	$—	$—	$65,062,471

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
PREFERRED STOCKS†† - 0.0%
Industrial - 0.0%
Seaspan Corp. 6.38% due 04/30/19[1]	10,575	$266,067
Total Preferred Stocks
(Cost $266,397)		266,067

MUTUAL FUNDS† - 2.6%
Guggenheim Strategy Fund I2	485,151	12,128,783
Guggenheim Strategy Fund II2	424,622	10,594,308
Floating Rate Strategies Fund - Institutional Class[2]	50,006	1,304,154
Total Mutual Funds
(Cost $23,906,392)		24,027,245

SHORT-TERM INVESTMENTS† - 0.9%
Dreyfus Treasury Securities Cash Management Fund -Institutional Class 0.31%[3]	8,007,622	8,007,622
Total Short-Term Investments
(Cost $8,007,622)		8,007,622

	Face Amount
ASSET-BACKED SECURITIES†† - 46.3%
Collateralized Loan Obligations - 38.0%
CIFC Funding Ltd.
2016-1A, 2.65% due 01/22/27[4,5]	$8,500,000	8,493,697
2014-4A, 2.38% due 10/17/26[4,5]	5,000,000	5,002,593
2015-2A, 2.84% due 12/05/24[4,5]	2,000,000	1,999,483
2015-2A, 3.64% due 12/05/24[4,5]	1,990,000	1,990,765
2007-1A, 2.38% due 05/10/21[4,5]	1,000,000	981,922
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 2.98% due 12/15/28[4,5]	17,000,000	16,954,348
Golub Capital Partners CLO Ltd.
2016-33A, 3.39% due 11/21/28[4,5]	9,000,000	8,965,732
2015-25A, 2.68% due 08/05/27[4,5]	5,000,000	4,877,467
2015-23A, 3.03% due 05/05/27[4,5]	1,000,000	997,422
2015-24A, 4.63% due 02/05/27[4,5]	1,000,000	995,270
2014-21A, 3.33% due 10/25/26[4,5]	500,000	491,370
2014-18A, 4.38% due 04/25/26[4,5]	250,000	247,662
2014-18A, 4.88% due 04/25/26[4,5]	250,000	244,667
Great Lakes CLO Ltd.
2014-1A, 2.73% due 04/15/25[4,5]	10,000,000	9,999,821
2015-1A, 2.83% due 07/15/26[4,5]	5,000,000	4,964,957
2014-1A, 4.58% due 04/15/25[4,5]	250,000	243,248
TICP CLO III Ltd.
2014-3A, 2.42% due 01/20/27[4,5]	13,350,000	13,335,491
Vibrant CLO III Ltd.
2016-3A, 2.39% due 04/20/26[4,5]	8,800,000	8,779,677
2016-3A, 2.96% due 04/20/26[4,5]	4,000,000	3,984,186
Carlyle Global Market Strategies CLO Ltd.
2013-2A, 2.03% due 04/18/25[4,5]	9,130,000	9,129,995
2013-4A, 2.35% due 10/15/25[4,5]	2,000,000	1,999,922
Cent CLO Ltd.
2014-21A, 2.28% due 07/27/26[4,5]	4,750,000	4,737,362
2013-19A, 2.22% due 10/29/25[4,5]	3,850,000	3,845,589
2014-20A, 2.36% due 01/25/26[4,5]	2,100,000	2,097,968
OCP CLO Ltd.
2016-11A, 3.28% due 04/26/28[4,5]	3,750,000	3,750,128
2016-2A, 2.88% due 11/22/25[4,5]	2,000,000	2,001,597
2013-4A, 3.63% due 10/24/25[4,5]	2,000,000	1,976,168
2016-11A, 4.33% due 04/26/28[4,5]	1,500,000	1,499,867
Venture XVI CLO Ltd.
2014-16A, 2.38% due 04/15/26[4,5]	9,200,000	9,199,597
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 4.08% due 12/22/28[4,5]	8,000,000	7,960,624
Northwoods Capital XIV Ltd.
2014-14A, 2.50% due 11/12/25[4,5]	5,700,000	5,708,731
2014-14A, 3.36% due 11/12/25[4,5]	1,000,000	1,012,591
Fortress Credit BSL II Ltd.
2013-2A, 2.38% due 10/19/25[4,5]	5,000,000	4,996,500
2013-2A, 3.13% due 10/19/25[4,5]	1,500,000	1,496,873
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.48% due 01/15/28[4,5]	6,500,000	6,476,217
Venture XIX CLO Ltd.
2016-19A, 2.96% due 01/15/27[4,5]	6,100,000	6,087,005

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 46.3% (continued)
Collateralized Loan Obligations - 38.0% (continued)
Catamaran CLO Ltd.
2016-1A, 2.87% due 12/20/23[4,5]	$3,250,000	$3,264,612
2014-1A, 3.53% due 04/20/26[4,5]	2,750,000	2,694,455
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.03% due 04/25/25[4,5]	5,750,000	5,736,931
Cent CDO 14 Ltd.
2007-14A, 1.58% due 04/15/21[4,5]	6,000,000	5,629,826
Acis CLO Ltd.
2013-1A, 1.75% due 04/18/24[4,5]	5,500,000	5,446,362
Great Lakes CLO 2012-1 Ltd.
2012-1A, 2.71% due 01/15/23[4,5]	4,824,944	4,822,425
Oaktree EIF I Series A1 Ltd.
2016-A1, 3.48% due 10/18/27[4,5]	4,500,000	4,505,185
Shackleton CLO Ltd.
2016-7A, 2.92% due 04/15/27[4,5]	4,250,000	4,249,622
Cerberus Loan Funding XVI, LP
2016-2A, 2.94% due 11/17/27[4,5]	4,000,000	3,998,725
Garrison Funding Ltd.
2015-1A, 3.43% due 05/25/27[4,5]	2,000,000	2,001,149
2016-2A, 3.11% due 09/29/27[4,5]	2,000,000	1,996,278
WhiteHorse VI Ltd.
2016-1A, 2.78% due 02/03/25[4,5]	4,000,000	3,996,750
TCP Waterman CLO LLC
2016-1A, 3.01% due 12/15/28[4,5]	4,000,000	3,994,717
FS Senior Funding Ltd.
2015-1A, 2.68% due 05/28/25[4,5]	2,000,000	1,983,731
2015-1A, 3.53% due 05/28/25[4,5]	2,000,000	1,979,298
RFTI Issuer Ltd.
2015-FL1, 2.45% due 08/15/30[4,12]	3,841,795	3,836,916
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 2.85% due 10/10/26[4,5]	2,750,000	2,719,933
2015-6A, 3.65% due 10/10/26[4,5]	1,000,000	991,070
Black Diamond CLO Ltd.
2013-1A, 2.29% due 02/01/23[4,5]	3,581,988	3,564,992
WhiteHorse VIII Ltd.
2014-1A, 2.39% due 05/01/26[4,5]	3,450,000	3,420,206
Voya CLO Ltd.
2013-1A, 3.78% due 04/15/24[4,5]	2,300,000	2,296,582
2015-3A, 3.83% due 10/15/22[4,5]	1,000,000	999,966
Cavalry CLO II
2013-2A, 2.23% due 01/17/24[4,5]	3,000,000	2,999,955
Venture XI CLO Ltd.
2015-11A, 2.85% due 11/14/22[4,5]	3,000,000	2,994,152
PFP Ltd.
2015-2, 2.71% due 07/14/34[4,5]	3,000,000	2,993,999
Fifth Street SLF II Ltd.
2015-2A, 2.81% due 09/29/27[4,5]	3,000,000	2,989,635
Oak Hill Credit Partners X Ltd.
2014-10A, 2.98% due 07/20/26[4,5]	2,950,000	2,950,259
Resource Capital Corporation
2014-CRE2, 3.20% due 04/15/32[4,5]	2,000,000	1,931,728
2015-CRE3, 3.86% due 03/15/32[4,5]	1,000,000	987,997
Venture VI CDO Ltd.
2006-1A, 2.36% due 08/03/20[4,5]	2,850,000	2,788,726
Babson CLO Ltd.
2013-IIA, 3.53% due 01/18/25[4,5]	2,250,000	2,244,382
2012-2A, 0.00% due 05/15/23[5,6]	750,000	445,120
Atrium XI
2014-11A, 4.08% due 10/23/25[4,5]	2,500,000	2,500,189
Arch Street CLO Ltd.
2016-2A, 2.06% due 10/20/28[4,5]	2,500,000	2,499,787
KKR CLO Ltd.
2015-12, 3.18% due 07/15/27[4,5]	2,500,000	2,494,599
Ares XXVI CLO Ltd.
2013-1A, 3.63% due 04/15/25[4,5]	2,500,000	2,475,155
AMMC CLO XV Ltd.
2016-15A, 2.83% due 12/09/26[4,5]	2,400,000	2,397,401
LCM XXII Ltd.
2016-22A, 2.13% due 10/20/28[4,5]	2,300,000	2,297,058

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 46.3% (continued)
Collateralized Loan Obligations - 38.0% (continued)
Highbridge Loan Management Ltd.
2014-2014, 2.94% due 07/28/25[4,5]	$1,250,000	$1,249,935
2014-1A, 3.25% due 09/20/22[4,5]	1,000,000	1,001,313
Northwoods Capital X Ltd.
2013-10A, 2.78% due 11/04/25[4,5]	2,250,000	2,245,277
Vibrant CLO Limited
2015-1A, 2.98% due 07/17/24[4,5]	2,000,000	2,006,114
Northwoods Capital IX Ltd.
2012-9A, 3.13% due 01/18/24[4,5]	2,000,000	2,002,544
KKR CLO Trust
2012-1A, 3.16% due 12/15/24[4,5]	2,000,000	2,000,418
OZLM Funding II Ltd.
2016-2A, 3.62% due 10/30/27[4,5]	2,000,000	1,999,812
Marea CLO Ltd.
2015-1A, 3.63% due 10/15/23[4,5]	1,000,000	999,967
2015-1A, 2.68% due 10/15/23[4,5]	1,000,000	998,337
Dryden XXIV Senior Loan Fund
2015-24RA, 3.61% due 11/15/23[4,5]	2,000,000	1,996,891
Madison Park Funding XVI Ltd.
2016-16A, 2.86% due 04/20/26[4,5]	2,000,000	1,994,131
Fortress Credit Funding V, LP
2015-5A, 3.56% due 08/15/22[4,5]	2,000,000	1,991,872
Steele Creek CLO Ltd.
2014-1A, 3.16% due 08/21/26[4,5]	2,000,000	1,990,079
Atlas Senior Loan Fund V Ltd.
2016-1A, 3.52% due 07/16/26[4,5]	2,000,000	1,989,858
Cereberus ICQ Levered LLC
2015-1A, 2.93% due 11/06/25[4,5]	2,000,000	1,983,199
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 3.53% due 10/15/26[4,5]	1,000,000	993,247
2014-5A, 4.42% due 10/15/26[4,5]	1,000,000	982,565
Airlie CLO Ltd.
2006-2A, 2.33% due 12/20/20[4,5]	2,000,000	1,958,634
Tralee CLO III Ltd.
2016-3A, 2.31% due 07/20/26[4,5]	1,600,000	1,595,605
Battalion CLO VII Ltd.
2014-7A, 2.48% due 10/17/26[4,5]	1,500,000	1,501,349
Betony CLO Ltd.
2016-1A, 2.86% due 04/15/27[4,5]	1,500,000	1,497,616
Flagship CLO VI
2007-1A, 3.35% due 06/10/21[4,5]	1,500,000	1,496,274
Tuolumne Grove CLO Ltd.
2014-1A, 2.98% due 04/25/26[4,5]	1,500,000	1,494,568
OFSI Fund V Ltd.
2013-5A, 4.08% due 04/17/25[4,5]	1,500,000	1,494,077
Dryden 37 Senior Loan Fund
2015-37A, 0.00% due 04/15/27[5,6]	1,500,000	1,442,424
Dryden 30 Senior Loan Fund
2013-30A, 3.75% due 11/15/25[4,5]	1,330,000	1,327,494
Venture VII CDO Ltd.
2006-7A, 1.11% due 01/20/22[4,5]	1,284,257	1,274,930
Atlas Senior Loan Fund VI Ltd.
2014-6A, 3.28% due 10/15/26[4,5]	1,272,000	1,271,961
Kingsland V Ltd.
2007-5A, 1.68% due 07/14/21[4,5]	1,070,000	1,033,321
Ares XXIII CLO Ltd.
2014-1A, 4.08% due 04/19/23[4,5]	1,000,000	1,006,254
Benefit Street Partners CLO Ltd.
2015-IA, 3.98% due 10/15/25[4,5]	1,000,000	1,004,386
Newstar Commercial Loan Funding LLC
2016-1A, 4.68% due 02/25/28[4,5]	1,000,000	1,002,669
Adirondack Park CLO Ltd.
2013-1A, 3.88% due 04/15/24[4,5]	1,000,000	1,000,792
Anchorage Capital CLO 4 Ltd.
2014-4A, 3.05% due 07/28/26[4,5]	1,000,000	1,000,193
Cent CLO
2014-16A, 3.14% due 08/01/24[4,5]	500,000	500,045
2014-16A, 4.09% due 08/01/24[4,5]	500,000	500,022
Madison Park Funding VIII Ltd.
2014-8A, 3.68% due 04/22/22[4,5]	500,000	500,039
2014-8A, 3.08% due 04/22/22[4,5]	500,000	500,004

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 46.3% (continued)
Collateralized Loan Obligations - 38.0% (continued)
ACAS CLO Ltd.
2014-1A, 3.32% due 09/20/23[4,5]	$1,000,000	$999,954
Oaktree EIF II Series Ltd.
2014-A2, 3.21% due 11/15/25[4,5]	1,000,000	999,935
Regatta V Funding Ltd.
2014-1A, 2.44% due 10/25/26[4,5]	1,000,000	999,934
San Gabriel CLO Ltd.
2007-1A, 3.20% due 09/10/21[4,5]	1,000,000	997,768
CFIP CLO Ltd.
2014-1A, 2.35% due 04/13/25[4,5]	1,000,000	996,390
Fortress Credit Investments IV Ltd.
2015-4A, 2.78% due 07/17/23[4,5]	1,000,000	994,745
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.37% due 04/28/26[4,5]	1,000,000	993,086
Battalion CLO Ltd.
2007-1A, 3.03% due 07/14/22[4,5]	1,000,000	991,620
Duane Street CLO IV Ltd.
2007-4A, 3.15% due 11/14/21[4,5]	1,000,000	988,756
Rockwall CDO Ltd.
2007-1A, 1.44% due 08/01/24[4,5]	1,000,000	981,304
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.18% due 10/20/25[4,5]	1,000,000	974,385
Madison Park Funding V Ltd.
2007-5A, 2.39% due 02/26/21[4,5]	1,000,000	971,989
Cerberus Onshore II CLO LLC
2014-1A, 2.98% due 10/15/23[4,5]	500,000	500,257
2014-1A, 3.58% due 10/15/23[4,5]	250,000	249,785
2014-1A, 2.88% due 10/15/23[4,5]	193,128	193,018
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,6]	1,000,000	890,698
Treman Park CLO Ltd.
2015-1A, due 04/20/27[5,6]	1,000,000	885,965
KVK CLO Ltd.
2014-2A, 3.88% due 07/15/26[4,5]	500,000	493,565
2013-1A, due 04/14/25[5,6]	750,000	303,788
Cent CLO 21 Ltd.
2014-21A, 2.38% due 07/27/26[4,5]	750,000	750,168
Race Point V CLO Ltd.
2014-5A, 4.71% due 12/15/22[4,5]	750,000	749,613
Benefit Street Partners CLO V Ltd.
2014-VA, 2.48% due 10/20/26[4,5]	500,000	500,458
NZCG Funding Ltd.
2015-2A, 3.24% due 04/27/27[4,5]	500,000	500,114
Gallatin CLO VII Ltd.
2014-1A, 3.78% due 07/15/23[4,5]	500,000	500,039
LCM X, LP
2014-10A, 3.73% due 04/15/22[4,5]	500,000	500,000
Figueroa CLO Ltd.
2013-1A, 3.66% due 03/21/24[4,5]	500,000	499,965
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.91% due 08/15/23[4,5]	500,000	495,031
COA Summit CLO Limited
2014-1A, 4.73% due 04/20/23[4,5]	500,000	494,521
Telos CLO Ltd.
2013-4A, 3.63% due 07/17/24[4,5]	500,000	493,756
ALM XIV Ltd.
2014-14A, 4.34% due 07/28/26[4,5]	500,000	490,641
WhiteHorse IV Ltd.
2007-4A, 2.33% due 01/17/20[4,5]	500,000	490,308
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.18% due 07/25/25[4,5]	250,000	242,839
2014-1A, 5.13% due 07/25/25[4,5]	250,000	233,978
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[5,6]	500,000	259,858
Kingsland IV Ltd.
2007-4A, 2.33% due 04/16/21[4,5]	250,000	237,035

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 46.3% (continued)
Collateralized Loan Obligations - 38.0% (continued)
Copper River CLO Ltd.
2007-1A, due 01/20/21[6,12]	$500,000	$117,951
Total Collateralized Loan Obligations		355,437,818
Collateralized Debt Obligations - 2.8%
Anchorage Credit Funding 4 Ltd.
2016-4A, 3.50% due 02/15/35[5]	10,250,000	9,957,641
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[5]	4,000,000	3,916,280
Triaxx Prime CDO Ltd.
2006-2A, 0.88% due 10/02/39[4,5]	2,735,317	2,646,121
2006-2A, 1.03% due 10/02/39[4,5]	607,226	587,424
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[5]	3,000,000	2,959,605
Putnam Structured Product Funding Ltd.
2003-1A, 1.70% due 10/15/38[4,5]	2,987,722	2,630,552
Anchorage Credit Funding 3 Ltd.
2016-3A, 3.85% due 10/28/33[5]	1,500,000	1,484,103
H2 Asset Funding Ltd.
2.64% due 03/19/37	1,000,000	996,649
SRERS Funding Ltd.
2011-RS, 0.90% due 05/09/46[4,5]	951,095	937,049
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.34% due 11/21/40[4,5]	700,000	678,840
Gramercy Real Estate CDO Ltd.
2007-1A, 1.19% due 08/15/56[4,5]	355,056	355,022
2006-1A, 1.25% due 07/25/41[4,5]	249,362	248,986
Total Collateralized Debt Obligations		27,398,272
Transport-Aircraft - 2.9%
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41[5]	6,600,000	6,565,853
2016-1A, 4.88% due 03/17/36[5]	4,162,500	4,209,977
2014-1, 5.13% due 12/15/29	1,057,692	1,050,288
2014-1, 7.38% due 12/15/29[4]	423,077	420,115
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[5]	5,336,578	5,403,292
2014-1, 7.50% due 02/15/29	192,611	192,129
2014-1, 5.25% due 02/15/29[5]	191,744	190,977
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[5]	1,590,361	1,585,590
2015-1A, 5.80% due 06/15/40[5]	910,995	896,761
Harbour Aircraft Investments Ltd.
2016-1A, 4.70% due 07/15/41	1,882,600	1,890,804
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[5]	1,738,095	1,725,060
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[5]	1,411,393	1,394,881
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	880,200	870,958
Rise Ltd.
2014-1, 4.75% due 02/12/39	412,682	410,000
AABS Ltd.
2013-1, 4.88% due 01/15/38	275,119	273,606
Total Transport-Aircraft		27,080,291
Whole Business - 1.2%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[5]	3,491,250	3,467,152
2016-1A, 4.38% due 05/25/46[5]	1,795,500	1,803,309
Sonic Capital LLC
2016-1A, 4.47% due 05/20/46[5]	1,988,333	1,963,905
Drug Royalty III Limited Partnership 1
2016-1A, 3.98% due 04/15/27[5]	1,863,944	1,846,437
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/23[5]	891,155	885,061
Miramax LLC
2014-1A, 3.34% due 07/20/26[5]	622,800	619,344

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 46.3% (continued)
Whole Business - 1.2% (continued)
DB Master Finance LLC 2015-1
2015-1A, 3.98% due 02/20/45[5]	$491,250	$491,941
Total Whole Business		11,077,149
Net Lease - 0.6%
Store Master Funding LLC
2012-1A, 5.77% due 08/20/42[5]	3,743,571	3,785,805
2013-1A, 4.16% due 03/20/43[5]	938,163	925,909
Capital Automotive REIT
2014-1A, 3.66% due 10/15/44[5]	1,000,000	971,625
Total Net Lease		5,683,339
Transport-Container - 0.6%
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[5]	5,383,333	5,205,231
Insurance - 0.1%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[5]	615,750	611,791
Automotive - 0.1%
Hertz Vehicle Financing LLC 2016-2
2016-2A, 4.99% due 03/25/22[5]	477,000	469,441
Diversified Payment Rights - 0.0%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 1.11% due 07/10/17[4]	236,512	235,548
Total Asset-Backed Securities
(Cost $433,724,270)		433,198,880

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.4%
Residential Mortgage Backed Securities - 22.6%
LSTAR Securities Investment Ltd.
2016-4, 2.62% due 10/01/21[4,5]	7,085,374	7,007,669
2016-6, 2.77% due 11/01/21[4,5]	6,448,799	6,362,430
2015-6, 2.62% due 05/01/20[4,5]	5,454,203	5,379,208
2016-3, 2.62% due 09/01/21[4,5]	4,931,312	4,871,212
2015-4, 2.62% due 04/01/20[4,5]	4,032,412	4,024,851
LSTAR Securities Investment Trust
2016-2, 2.62% due 03/01/21[4,5]	5,557,723	5,485,900
2015-2, 2.62% due 01/01/20[4,5]	4,471,522	4,449,064
2016-5, 2.77% due 11/01/21[4,5]	3,717,255	3,675,996
2015-3, 2.62% due 03/01/20[4,5]	3,335,454	3,307,566
2015-10, 2.62% due 11/01/20[4,5]	3,135,354	3,111,839
Countrywide Asset-Backed Certificates
2006-6, 0.93% due 09/25/36[4]	6,995,323	6,498,780
2006-5, 1.05% due 08/25/36[4]	3,486,746	3,236,540
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[5]	6,605,226	6,595,252
2015-2A, 2.88% due 11/25/25[5]	1,509,999	1,510,603
2016-3A, 2.01% due 08/25/26[5]	829,997	831,782
LSTAR Commercial Mortgage Trust
2016-7, 2.61% due 12/01/21[4,5]	8,400,000	8,276,642
VOLT XLVIII LLC
2016-NPL8, 3.50% due 07/25/46[5]	8,094,389	8,066,744
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% due 10/16/46[4,5]	7,937,649	7,893,418
First NLC Trust
2005-4, 1.15% due 02/25/36[4]	8,360,000	7,800,858
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[5,7]	7,103,705	7,084,846
CSMC Series
2015-12R, 1.08% due 11/30/37[4,5]	6,800,000	6,393,514
2014-2R, 0.79% due 02/27/46[4,5]	405,367	379,652
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[5,7]	6,472,054	6,447,889
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 1.48% due 07/25/34[4]	6,552,775	6,188,029
GSMSC Resecuritization Trust
2015-5R, 0.74% due 02/26/37[4,5]	3,321,786	2,939,945
2015-7R, 0.77% due 09/26/37[4,5]	3,089,440	2,798,845

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 32.4% (continued)
Residential Mortgage Backed Securities - 22.6% (continued)
LVII Resecuritization Trust 2009-3
2009-3, 5.20% due 11/27/37[4,5]	$5,000,000	$5,092,280
Banc of America Funding Trust
2015-R4, 0.93% due 01/27/35[4,5]	5,368,101	5,011,228
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[5,7]	4,499,450	4,547,150
VOLT LI LLC
2016-NP11, 3.50% due 10/25/46[5]	4,254,122	4,244,361
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[5,7]	4,093,296	4,117,941
VOLT LIII LLC
2016-NP13, 3.88% due 12/26/46[5,7]	4,000,000	4,007,392
VOLT LII LLC
2016-NP12, 3.63% due 11/26/46[5]	3,930,371	3,919,231
Bear Stearns Asset Backed Securities I Trust
2006-HE3, 1.12% due 04/25/36[4]	4,000,000	3,775,254
Soundview Home Loan Trust
2005-OPT3, 1.23% due 11/25/35[4]	4,000,000	3,571,960
2003-1, 4.13% due 08/25/31[4]	151,888	148,909
Banc of America Funding Ltd.
2013-R1, 0.75% due 11/03/41[4,5]	3,702,792	3,374,284
GCAT LLC
2015-1, 3.63% due 05/26/20[4,5]	3,252,449	3,256,778
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[5,7]	3,117,112	3,140,879
NRPL Trust
2014-2A, 3.75% due 10/25/57[4,5]	1,559,790	1,551,873
2015-1A, 3.88% due 11/01/54[5]	1,444,010	1,432,258
VOLT XXXVI LLC
2015-NP10, 3.63% due 07/25/45[4,5]	2,284,265	2,287,047
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/55[5]	2,046,917	2,052,803
First Franklin Mortgage Loan Trust
2004-FF10, 2.03% due 07/25/34[4]	2,057,025	1,989,346
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 1.06% due 04/25/36[4]	2,130,868	1,855,920
Bayview Opportunity Master Fund Trust
2016-LT1, 3.47% due 10/28/31[4,5]	1,811,290	1,804,135
Nomura Resecuritization Trust
2015-4R, 1.42% due 03/26/36[4,5]	1,660,844	1,559,288
2012-1R, 1.20% due 08/27/47[4,5]	165,304	162,067
AJAX Mortgage Loan Trust
2015-A, 3.88% due 11/25/54[4,5]	1,653,985	1,641,679
VOLT XXVII LLC
2014-NPL7, 3.38% due 08/27/57[5]	1,605,115	1,605,830
CIT Mortgage Loan Trust
2007-1, 2.21% due 10/25/37[4,5]	1,609,495	1,576,906
Structured Asset Investment Loan Trust
2005-2, 1.49% due 03/25/35[4]	1,000,000	952,790
2005-1, 1.48% due 02/25/35[4,5]	509,189	490,903
VOLT XXXIV LLC
2015-NPL7, 3.25% due 02/25/55[4,5]	1,358,051	1,354,483
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 1.14% due 12/25/35[4]	1,500,000	1,347,194
VOLT XLII LLC
2016-NPL2, 4.25% due 03/26/46[5]	1,084,128	1,091,662
Vericrest Opportunity Loan Trust
2015-NPL3, 3.38% due 10/25/58[5]	1,091,899	1,090,369
Encore Credit Receivables Trust
2005-4, 1.20% due 01/25/36[4]	1,077,390	1,056,123
Ocwen Master Advance Receivables Trust
2015-T3, 3.21% due 11/15/47[5]	1,000,000	984,132
BCAP LLC
2014-RR3, 0.69% due 10/26/36[4,5]	986,835	959,097
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	537,354	553,438

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.4% (continued)
Residential Mortgage Backed Securities - 22.6% (continued)
First Frankin Mortgage Loan Trust
2006-FF4, 0.95% due 03/25/36[4]	$523,704	$496,187
Structured Asset Securities Corporation Mortgage Loan Trust
2007-BC1, 0.89% due 02/25/37[4]	549,539	488,134
GSAMP Trust
2005-HE6, 1.20% due 11/25/35[4]	450,000	442,406
GreenPoint Mortgage Funding Trust
2005-HE4, 1.23% due 07/25/30[4]	350,643	343,703
Accredited Mortgage Loan Trust
2007-1, 0.89% due 02/25/37[4]	246,124	237,691
Morgan Stanley Re-REMIC Trust
2010-R5, 1.26% due 06/26/36[4,5]	187,595	137,358
Total Residential Mortgage Backed Securities		210,371,543
Commercial Mortgage Backed Securities - 9.8%
Cosmopolitan Hotel Trust
2016-CSMO, 2.10% due 11/15/33[4,5]	10,000,000	10,050,126
2016-CSMO, 2.80% due 11/15/33[4,5]	2,000,000	2,010,027
Station Place Securitization Trust
2016-1, 1.76% due 02/25/17†††,4	9,600,000	9,600,197
2016-3, 3.01% due 05/25/48†††,4,5	2,000,000	1,999,865
GS Mortgage Securities Corporation Trust
2016-ICE2, 3.95% due 02/15/33[4,5]	6,400,000	6,464,405
JP Morgan Chase Commercial Mortgage Securities Trust
2016-WIKI, 4.01% due 10/05/31[4,5]	3,000,000	2,897,894
2014-CBM, 2.65% due 10/15/29[4,5]	1,100,000	1,090,957
2014-FL5, 2.64% due 07/15/31[4,5]	1,000,000	986,521
FREMF 2014-K715 Mortgage Trust
2014-K715, 4.13% due 02/25/46[4,5]	4,250,000	4,190,930
Motel 6 Trust
2015-MTL6, 5.28% due 02/05/30[5]	4,131,000	4,110,823
Wells Fargo Commercial Mortgage Trust
2016-C37, 4.30% due 12/15/49[13]	38,850,000	2,437,449
2016-C32, 4.71% due 01/15/59[13]	23,199,920	2,003,072
2015-LC22, 4.96% due 09/15/58[13]	24,670,289	1,359,935
2016-NXS5, 4.73% due 01/15/59[13]	6,951,657	644,968
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[5]	3,500,000	3,865,710
GS Mortgage Securities Trust
2014-GSFL, 2.45% due 07/15/31[4,5]	3,600,000	3,568,359
RB Commercial Trust
2012-RS1, 5.35% due 01/26/22[5]	3,357,132	3,378,167
Americold 2010 LLC Trust
2010-ARTA, 6.81% due 01/14/29[5]	2,605,000	2,914,330
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 2.10% due 06/15/28[4,5]	2,750,000	2,694,812
Freddie Mac Multifamily Structured Pass Through Certificates
2013-K035, 0.43% due 08/25/23[4,8]	111,878,049	2,549,813
Banc of America Commercial Mortgage Trust
2016-UB10, 4.28% due 07/15/49[13]	19,427,477	2,332,366
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 4.56% due 12/15/47[13]	31,586,612	2,001,811
GAHR Commercial Mortgage Trust
2015-NRF, 2.00% due 12/15/34[4,5]	1,981,671	1,984,747
Hyatt Hotel Portfolio Trust
2015-HYT, 3.75% due 11/15/29[4,5]	1,900,000	1,907,127
Hilton USA Trust
2013-HLT, 4.45% due 11/05/30[4,5]	1,800,000	1,802,686
BXHTL Mortgage Trust
2015-JWRZ, 3.55% due 05/15/29[4,5]	1,775,000	1,766,087

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.4% (continued)
Commercial Mortgage Backed Securities - 9.8% (continued)
Motel 6 Trust 2015-MTL
2015-MTL6, 3.30% due 02/05/30[5]	$1,600,000	$1,605,470
JPMBB Commercial Mortgage Securities Trust
2013-C17, 4.61% due 01/15/47[13]	33,263,622	1,512,766
Citigroup Commercial Mortgage Trust
2016-C2, 4.59% due 08/10/49[13]	6,786,893	854,724
2016-GC37, 4.36% due 04/10/49[13]	3,835,502	467,792
BHMS Mortgage Trust
2014-ATLS, 2.13% due 07/05/33[4,5]	1,300,000	1,301,220
CSAIL Commercial Mortgage Trust
2016-C6, 4.28% due 01/15/49[13]	9,979,777	1,148,541
Morgan Stanley Capital I Trust
2015-XLF1, 2.89% due 08/13/19[4,5]	1,000,000	997,423
CDGJ Commercial Mortgage Trust
2014-BXCH, 3.04% due 12/15/27[4,5]	1,000,000	996,236
JPMDB Commercial Mortgage Securities Trust
2016-C2, 4.35% due 06/15/49[13]	8,924,822	910,125
CD Mortgage Trust
2016-CD1, 4.33% due 08/10/49[13]	7,084,228	704,550
LSTAR Commercial Mortgage Trust 2014-2
2014-2, 4.21% due 01/20/41[4,5]	500,000	500,427
Total Commercial Mortgage Backed Securities		91,612,458
Total Collateralized Mortgage Obligations
(Cost $301,432,811)		301,984,001

CORPORATE BONDS†† - 9.2%
Financial - 4.0%
Sumitomo Mitsui Trust Bank Ltd.
1.79% due 10/18/19[4,5]	7,600,000	7,611,574
Citigroup, Inc.
6.25%[4,9]	4,750,000	4,887,749
5.88%[4,9]	1,995,000	2,014,950
5.95%[4,9]	645,000	654,643
Bank of Nova Scotia
1.62% due 06/14/19[4]	6,750,000	6,763,372
Santander UK plc
2.44% due 03/14/19[4]	5,700,000	5,774,841
Danske Bank A/S
1.53% due 09/06/19[4,5]	5,600,000	5,603,640
American Equity Investment Life Holding Co.
6.63% due 07/15/21	1,300,000	1,355,250
Bank of America Corp.
6.30%[4,9]	1,200,000	1,254,000
Montpelier Re Holdings Ltd.
4.70% due 10/15/22	1,000,000	1,045,719
Citizens Financial Group, Inc.
5.50%[4,9]	1,000,000	990,000
Total Financial		37,955,738
Consumer, Non-cyclical - 2.6%
UnitedHealth Group, Inc.
1.45% due 07/17/17	6,500,000	6,510,504
Kraft Heinz Foods Co.
2.25% due 06/05/17	5,700,000	5,718,194
Tenet Healthcare Corp.
4.46% due 06/15/20[4]	3,200,000	3,224,000
6.25% due 11/01/18	975,000	1,028,625
Aetna, Inc.
1.60% due 12/08/17[4]	3,000,000	3,010,344
Vector Group Ltd.
7.75% due 02/15/21	2,374,000	2,474,895
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[5]	2,016,000	1,990,800
Total Consumer, Non-cyclical		23,957,362
Basic Materials - 0.7%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[5]	5,450,000	5,480,133
Yamana Gold, Inc.
4.95% due 07/15/24	1,375,000	1,347,500
Total Basic Materials		6,827,633
Industrial - 0.6%
CNH Industrial Capital LLC
3.88% due 07/16/18	1,550,000	1,575,188
3.63% due 04/15/18	850,000	860,625
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.16% due 05/15/21[4,5]	1,500,000	1,545,000
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.38% due 07/15/21[4,5]	1,100,000	1,124,750

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 9.2% (continued)
Industrial - 0.6% (continued)
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[1]	$600,000	$573,000
Total Industrial		5,678,563
Communications - 0.6%
Sprint Communications, Inc.
9.00% due 11/15/18[5]	3,043,000	3,354,908
CSC Holdings LLC
6.75% due 11/15/21	2,050,000	2,203,750
Total Communications		5,558,658
Energy - 0.4%
MPLX, LP
4.50% due 07/15/23	2,000,000	2,031,232
TC PipeLines, LP
4.65% due 06/15/21	1,500,000	1,570,373
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[10,12]	390,900	46,908
Total Energy		3,648,513
Diversified - 0.2%
HRG Group, Inc.
7.88% due 07/15/19	1,740,000	1,813,950
Utilities - 0.1%
AES Corp.
3.93% due 06/01/19[4]	534,000	534,000
Total Corporate Bonds
(Cost $85,574,408)		85,974,417

SENIOR FLOATING RATE INTERESTS††,4 - 3.5%
Consumer, Cyclical - 0.8%
Smart & Final Stores LLC
4.41% due 11/15/22	1,770,796	1,765,820
Advantage Sales & Marketing LLC
4.25% due 07/23/21	1,534,304	1,538,523
BJ's Wholesale Club, Inc.
4.50% due 09/26/19	1,429,945	1,442,686
PetSmart Inc
4.00% due 03/11/22	793,955	795,940
Acosta, Inc.
4.25% due 09/26/21	794,815	773,951
National Vision, Inc.
4.00% due 03/12/21	595,408	592,181
NPC International, Inc.
4.75% due 12/28/18	242,305	242,911
Fitness International LLC
6.00% due 07/01/20	240,403	240,555
Equinox Fitness
5.00% due 01/31/20	193,613	195,388
Total Consumer, Cyclical		7,587,955
Industrial - 0.7%
Travelport Holdings LLC
5.00% due 09/02/21	3,730,670	3,763,910
Filtration Group Corp.
4.25% due 11/23/20	1,168,923	1,176,591
Engility Corp.
5.02% due 08/12/20	975,000	985,052
Exopack Holdings SA
4.50% due 05/08/19	620,205	623,045
Berlin Packaging LLC
4.50% due 10/01/21	274,303	276,316
Total Industrial		6,824,914
Consumer, Non-cyclical - 0.7%
Albertson's LLC
3.77% due 08/25/21	1,891,276	1,912,156
4.25% due 12/21/22	1,243,758	1,259,305
DJO Finance LLC
4.25% due 06/08/20	2,015,302	1,931,547
American Tire Distributors, Inc.
5.25% due 09/01/21	688,247	685,522
Dole Food Company, Inc.
4.61% due 11/01/18	495,954	498,558
Grocery Outlet, Inc.
5.00% due 10/21/21	395,967	395,555
Total Consumer, Non-cyclical		6,682,643
Technology - 0.6%
Epicor Software
4.75% due 06/01/22	3,939,948	3,951,216
5.00% due 06/01/22	294,952	298,270
NXP B.V. / NXP Funding LLC
3.27% due 12/07/20	749,250	752,622
Infor US, Inc.
3.75% due 06/03/20	292,555	292,798
Landslide Holdings, Inc.
5.50% due 09/27/22	277,570	280,693
Eze Castle Software, Inc.
4.50% due 04/06/20	249,293	249,293
Total Technology		5,824,892
Communications - 0.6%
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23	4,380,868	4,255,619
T-Mobile US, Inc.
3.52% due 11/09/22	990,000	1,001,345
Total Communications		5,256,964
Financial - 0.1%
USI Holdings Corp.
4.25% due 12/27/19	365,554	367,078
AMWINS Group LLC
4.75% due 09/06/19	198,454	200,439
Magic Newco, LLC
5.00% due 12/12/18	198,448	200,061
Total Financial		767,578
Total Senior Floating Rate Interests
(Cost $32,783,684)		32,944,946

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
FOREIGN GOVERNMENT BONDS†† - 0.1%
Kenya Government International Bond
6.88% due 06/24/24[5]	$850,000	$801,455
Total Foreign Government Bonds
(Cost $858,533)		801,455

REPURCHASE AGREEMENTS††,11 - 2.9%
Mizuho Securities Company Ltd. issued 12/29/16 at 1.65% due 03/06/17	10,283,000	10,283,000
Jefferies & Company, Inc.
issued 12/30/16 at 2.00% due 01/27/17	6,527,000	6,527,000
issued 12/14/16 at 3.79% due 01/13/17	4,485,000	4,485,000
issued 12/09/16 at 3.75% due 01/10/17	2,660,000	2,660,000
issued 12/06/16 at 3.75% due 01/06/17	1,877,000	1,877,000
issued 12/19/16 at 2.00% due 01/10/17	857,000	857,000
Total Repurchase Agreements
(Cost $26,689,000)		26,689,000
Total Investments - 97.9%
(Cost $913,243,117)		$913,893,633
Other Assets & Liabilities, net - 2.1%		19,417,873
Total Net Assets - 100.0%		$933,311,506

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Affiliated issuer — See Note 5.
[3]	Rate indicated is the 7 day yield as of December 31, 2016.
[4]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[5]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees.The total market value of 144A or Section 4(a)(2) liquid securities is $686,534,746 (cost $685,866,968), or 73.6% of total net assets.

[6]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is as of December 31, 2016.
[8]	Maturity date indicated is next interest reset date.
[9]	Perpetual maturity.
[10]	Security is in default of interest and/or principal obligations.
[11]	Repurchase Agreements — See Note 4.
[12]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $164,859 (cost $960,036), or 0.0% of total net assets — See Note 4.

[13]	Security is an interest only strip. Rate indicated is effective yield at December 31, 2016.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$433,198,880	$—	$433,198,880
Collateralized Mortgage Obligations	—	290,383,939	11,600,062	301,984,001
Corporate Bonds	—	85,974,417	—	85,974,417
Foreign Government Bonds	—	801,455	—	801,455
Mutual Funds	24,027,245	—	—	24,027,245
Preferred Stocks	—	266,067	—	266,067
Repurchase Agreement	—	26,689,000	—	26,689,000
Senior Floating Rate Interests	—	32,944,946	—	32,944,946
Short-Term Investments	8,007,622	—	—	8,007,622
Total	$32,034,867	$870,258,704	$11,600,062	$913,893,633

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 12/31/16	Valuation Technique	Unobservable Inputs
Collateralized Mortgage Obligations	$11,600,062	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Total	$11,600,062

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of December 31, 2016, the Fund had securities with a total value of $ 2,475,236 transfer out of Level 3 into Level 2 due to changes in securities valuation method. There were no other securities that transferred between Levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2016:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Asset-Backed Securities	Collateralized Mortgage Obligations	Total
LIMITED DURATION
Assets:
Beginning Balance	$1,521,134	$10,549,395	$12,070,529
Purchases	-	2,000,000	2,000,000
Sales, maturities and paydowns	-	-	-
Total realized gains or losses included in earnings	-	-	-
Total change in unrealized gains or losses included in earnings	-	4,769	4,769
Transfers into Level 3	-	-	-
Transfers out of Level 3	(1,521,134)	(954,102)	(2,475,236)
Ending Balance	$-	$11,600,062	$11,600,062
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016	$-	$4,769	$4,769

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 2.9%
Consumer, Non-cyclical - 0.8%
Tyson Foods, Inc. — Class A1	26,152	$1,613,055
Kimberly-Clark Corp.[1]	12,482	1,424,446
Express Scripts Holding Co.*,1	19,845	1,365,138
HCA Holdings, Inc.*,1	16,948	1,254,491
Cardinal Health, Inc.[1]	16,267	1,170,736
Gilead Sciences, Inc.[1]	15,141	1,084,247
Deluxe Corp.[1]	14,961	1,071,357
Western Union Co.[1]	47,735	1,036,804
WellCare Health Plans, Inc.*,1	6,992	958,463
UnitedHealth Group, Inc.[2]	5,493	879,100
JM Smucker Co.[2]	6,602	845,452
AbbVie, Inc.[1]	13,357	836,416
Sanderson Farms, Inc.[1]	8,796	828,935
Laboratory Corporation of America Holdings*,1	6,260	803,659
Johnson & Johnson[1]	6,803	783,774
Kroger Co.[1]	21,188	731,198
Quest Diagnostics, Inc.[2]	7,926	728,399
Pfizer, Inc.	20,879	678,150
McKesson Corp.[1]	4,644	652,250
Ingredion, Inc.[1]	5,052	631,298
Medtronic plc	8,390	597,620
Darling Ingredients, Inc.*,1	45,978	593,576
SpartanNash Co.[1]	14,951	591,163
Whole Foods Market, Inc.	18,920	581,979
Molina Healthcare, Inc.*,1	10,624	576,458
General Mills, Inc.[1]	9,307	574,893
United Therapeutics Corp.*,1	3,934	564,254
Hormel Foods Corp.	16,010	557,308
Total System Services, Inc.	11,005	539,575
Dr Pepper Snapple Group, Inc.[2]	5,704	517,182
Baxter International, Inc.	11,040	489,515
Magellan Health, Inc.*,1	6,284	472,871
H&R Block, Inc.	19,546	449,363
Becton Dickinson and Co.	2,675	442,846
Charles River Laboratories International, Inc.*,1	5,802	442,054
HealthSouth Corp.	9,926	409,348
Biogen, Inc.*,1	1,435	406,937
Zimmer Biomet Holdings, Inc.	3,907	403,202
Hologic, Inc.*,1	10,011	401,641
Chemed Corp.[1]	2,379	381,615
Air Methods Corp.*,1	11,785	375,352
Hill-Rom Holdings, Inc.[1]	6,316	354,580
Endo International plc*	21,379	352,112
Henry Schein, Inc.*,1	2,284	346,506
Cempra, Inc.*	90,000	252,000
Targus Group International Equity, Inc*,†††,3	13,186	19,252
Total Consumer, Non-cyclical		31,070,570
Financial - 0.5%
Aflac, Inc.[1]	19,460	1,354,415
RenaissanceRe Holdings Ltd.	9,665	1,316,566
Everest Re Group Ltd.[1]	5,942	1,285,849
Travelers Companies, Inc.[1]	9,014	1,103,494
Equity Residential	12,122	780,172
State Street Corp.[1]	9,958	773,936
Federated Investors, Inc. — Class B	25,403	718,397
Allstate Corp.[1]	9,147	677,976
Aspen Insurance Holdings Ltd.[1]	11,994	659,670
Prudential Financial, Inc.[1]	6,310	656,619
Franklin Resources, Inc.	16,282	644,441
Interactive Brokers Group, Inc. — Class A1	17,298	631,550
MetLife, Inc.[1]	10,521	566,977
Visa, Inc. — Class A	7,185	560,574
Crown Castle International Corp.	6,377	553,332
Principal Financial Group, Inc.[2]	9,281	536,999
Selective Insurance Group, Inc.[1]	11,728	504,890
American Financial Group, Inc.[1]	5,727	504,663
Hanover Insurance Group, Inc.[1]	5,245	477,347
Citigroup, Inc.	7,883	468,487
Ameriprise Financial, Inc.[1]	4,155	460,956
Cullen/Frost Bankers, Inc.	4,779	421,651
Fifth Third Bancorp	15,277	412,020
Omega Healthcare Investors, Inc.	13,166	411,569
Wells Fargo & Co.	7,410	408,365
Hartford Financial Services Group, Inc.[1]	8,360	398,354
WR Berkley Corp.[1]	5,937	394,870
Unum Group	8,514	374,020
Piedmont Office Realty Trust, Inc. — Class A	17,070	356,934
Jones Lang LaSalle, Inc.	3,456	349,194
Capital One Financial Corp.	3,894	339,713
Total Financial		19,104,000
Industrial - 0.4%
Cummins, Inc.[1]	9,159	1,251,761
Arrow Electronics, Inc.*,1	12,281	875,635
Huntington Ingalls Industries, Inc.[1]	4,712	867,903
TE Connectivity Ltd.	12,388	858,241
Timken Co.[1]	20,954	831,874
EMCOR Group, Inc.[1]	9,988	706,751
Stanley Black & Decker, Inc.	6,078	697,086
Fluor Corp.[1]	12,521	657,603
Ingersoll-Rand plc	8,317	624,108
Saia, Inc.*,1	14,062	620,838
ITT, Inc.[1]	15,656	603,852
United Parcel Service, Inc. — Class B	4,929	565,061
Sanmina Corp.*,1	14,810	542,786
Crane Co.[1]	7,382	532,390
Boeing Co.[1]	3,378	525,887
Vishay Intertechnology, Inc.[1]	32,405	524,960
Barnes Group, Inc.[1]	10,739	509,243
ArcBest Corp.[1]	18,339	507,073
Methode Electronics, Inc.[1]	12,014	496,779
Applied Industrial Technologies, Inc.[1]	7,954	472,468
Keysight Technologies, Inc.*,1	12,915	472,302
Federal Signal Corp.[1]	27,601	430,852
Norfolk Southern Corp.	3,334	360,305
Waters Corp.*	2,618	351,833

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 2.9% (continued)
Industrial - 0.4% (continued)
Werner Enterprises, Inc.[1]	12,999	$350,323
Total Industrial		15,237,914
Technology - 0.4%
Oracle Corp.[1]	41,702	1,603,441
International Business Machines Corp.[1]	7,332	1,217,038
Apple, Inc.[1]	10,151	1,175,689
CA, Inc.[1]	32,506	1,032,716
HP, Inc.[1]	59,039	876,139
NetApp, Inc.[1]	20,696	729,948
Broadridge Financial Solutions, Inc.[1]	10,519	697,410
SYNNEX Corp.[1]	4,789	579,565
CACI International, Inc. — Class A*,1	4,568	567,802
DST Systems, Inc.[1]	5,285	566,288
NCR Corp.*,1	13,943	565,528
Activision Blizzard, Inc.	15,551	561,547
Convergys Corp.[1]	21,993	540,148
Skyworks Solutions, Inc.	7,092	529,489
Jack Henry & Associates, Inc.	5,582	495,570
IPG Photonics Corp.*,1	5,006	494,142
Cerner Corp.*	10,359	490,706
Teradata Corp.*,1	15,741	427,683
Seagate Technology plc	9,789	373,646
Sykes Enterprises, Inc.*,1	12,266	353,997
VeriFone Systems, Inc.*,1	19,618	347,827
Allscripts Healthcare Solutions, Inc.*,1	33,763	344,720
Icad, Inc.*,1	60,263	194,951
Qlik Technologies, Inc. A*,†††,3	177	176,810
Qlik Technologies, Inc. B*,†††,3	43,738	1,786
Qlik Technologies, Inc.*,†††,3	11,400	1
Total Technology		14,944,587
Utilities - 0.3%
Edison International[2]	24,467	1,761,380
CenterPoint Energy, Inc.[1]	61,934	1,526,053
Exelon Corp.[1]	39,401	1,398,341
Consolidated Edison, Inc.[1]	17,601	1,296,842
American Electric Power Company, Inc.[1]	18,025	1,134,854
WEC Energy Group, Inc.[1]	18,145	1,064,204
Public Service Enterprise Group, Inc.[1]	18,616	816,870
Southwest Gas Holdings, Inc.[1]	9,735	745,896
Xcel Energy, Inc.	17,464	710,785
AES Corp.[1]	53,718	624,203
Pinnacle West Capital Corp.[1]	6,437	502,279
National Fuel Gas Co.	6,373	360,967
Total Utilities		11,942,674
Consumer, Cyclical - 0.3%
CVS Health Corp.[1]	22,021	1,737,677
Wal-Mart Stores, Inc.[1]	24,539	1,696,136
UniFirst Corp.[1]	7,797	1,120,039
Delta Air Lines, Inc.[2]	21,825	1,073,572
Hawaiian Holdings, Inc.*,1	14,464	824,448
Walgreens Boots Alliance, Inc.[1]	8,791	727,543
Herman Miller, Inc.[1]	20,365	696,483
Children's Place, Inc.	5,643	569,661
Delphi Automotive plc	7,925	533,749
Brinker International, Inc.	10,328	511,546
Cooper-Standard Holdings, Inc.*,1	4,011	414,657
Allegiant Travel Co. — Class A	2,376	395,366
Nordstrom, Inc.	7,829	375,244
Total Consumer, Cyclical		10,676,121
Energy - 0.1%
SandRidge Energy, Inc.*	224,742	5,292,674
Titan Energy LLC*	35,116	842,784
Total Energy		6,135,458
Communications - 0.1%
Verizon Communications, Inc.[1]	33,367	1,781,131
Cisco Systems, Inc.[1]	49,429	1,493,744
InterDigital, Inc.[1]	11,479	1,048,607
AMC Networks, Inc. — Class A*,1	13,305	696,384
Comcast Corp. — Class A1	8,936	617,031
Cengage Learning Acquisitions, Inc.*,††	21,660	339,347
Total Communications		5,976,244
Basic Materials - 0.0%
Mirabela Nickel Ltd.*,†††,3	7,057,522	509
Total Common Stocks
(Cost $108,191,844)		115,088,077

PREFERRED STOCKS†† - 0.5%
Industrial - 0.4%
Seaspan Corp. 6.38% due 04/30/19[3]	572,000	14,391,520
Financial - 0.1%
Cent CLO 16, LP due 08/1/24*,4,5	7,000	3,956,900
BreitBurn Energy Partners 8.00% due 12/31/49*,†††,3	389,684	60,731
Total Financial		4,017,631
Total Preferred Stocks
(Cost $21,952,925)		18,409,151

WARRANTS†† - 0.0%
Comstock Resources, Inc.
$0.01, 09/06/18	15,538	152,894
Total Warrants
(Cost $70,124)		152,894

MUTUAL FUNDS†,15 - 6.5%
Guggenheim Strategy Fund I	3,269,677	81,741,912
Guggenheim Limited Duration Fund - Institutional Class	2,780,318	68,562,640
Guggenheim Alpha Opportunity Fund - Institutional Class	1,881,747	54,382,500
Guggenheim High Yield Fund - Insitutional Class	1,494,515	13,779,425
Guggenheim Risk Managed Real Estate Fund - Institutional Class	482,426	13,710,556
Guggenheim Floating Rate Strategies Fund - Institutional Class	482,585	12,585,812
Guggenheim Strategy Fund II	421,488	10,516,121
Total Mutual Funds
(Cost $247,602,826)		255,278,966

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
SHORT-TERM INVESTMENTS† - 5.7%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 0.30%[6]	218,618,466	$218,618,466
Western Asset Treasury Reserve Fund 0.32%[6]	4,556,832	4,556,832
Total Short-Term Investments
(Cost $223,175,298)		223,175,298

	Face Amount[17]	Value
ASSET-BACKED SECURITIES†† - 31.9%
Collateralized Loan Obligations - 24.3%
CIFC Funding Ltd.
2014-2A, 5.53% due 05/24/26[7,8]	$10,000,000	9,075,305
2015-2A, 4.59% due 12/05/24[7,8]	6,250,000	6,175,537
2016-1A, 3.50% due 01/22/27[7,8]	5,550,000	5,545,310
2013-2A, 4.48% due 04/21/25[7,8]	4,250,000	4,187,397
2012-1X, 8.72% due 08/14/24	4,850,000	4,105,868
2014-3A, 5.63% due 07/22/26[7,8]	4,000,000	3,685,295
2014-1A, 3.97% due 08/14/24[7,8]	3,250,000	3,250,733
2014-5A, 7.43% due 01/17/27[7,8]	2,500,000	2,123,399
2014-1A, 6.13% due 04/18/25[7,8]	2,500,000	1,971,992
2014-1A, 3.68% due 04/18/25[7,8]	1,750,000	1,749,970
2013-4A, 4.44% due 11/27/24[7,8]	1,000,000	976,318
Golub Capital Partners CLO Ltd.
2016-33A, 3.39% due 11/21/28[7,8]	17,500,000	17,433,366
2015-25A, 3.53% due 08/05/27[7,8]	6,000,000	5,903,008
2014-21A, 4.18% due 10/25/26[7,8]	4,300,000	4,155,574
2014-18A, 4.38% due 04/25/26[7,8]	2,200,000	2,179,426
2014-18A, 4.88% due 04/25/26[7,8]	1,200,000	1,174,402
KVK CLO Ltd.
2014-2A, 3.88% due 07/15/26[7,8]	8,250,000	8,143,828
2014-2A, 5.63% due 07/15/26[7,8]	7,200,000	5,883,122
2014-1A, 3.81% due 05/15/26[7,8]	5,000,000	4,829,420
2013-1A, due 04/14/25[5,8]	11,900,000	4,820,105
2014-3A, due 10/15/26[5,8]	2,500,000	883,960
Treman Park CLO Ltd.
2015-1A, due 04/20/27[5,8]	28,400,000	24,102,482
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 4.08% due 12/22/28[7,8]	24,000,000	23,881,871
RFTI Issuer Ltd.
2015-FL1, 4.58% due 08/15/30[7,16]	22,841,000	22,799,315
Voya CLO Ltd.
2013-1X, due 04/15/24[5]	20,000,000	11,691,105
2015-3A, 4.83% due 10/15/22[7,8]	4,000,000	3,999,839
2014-3A, 6.28% due 07/25/26[7,8]	2,850,000	2,131,027
2014-2A, 3.83% due 07/17/26[7,8]	2,000,000	1,999,933
Shackleton CLO Ltd.
2014-5A, 3.58% due 05/07/26[7,8]	10,750,000	10,590,677
2013-4A, 3.88% due 01/13/25[7,8]	7,250,000	7,249,748
2014-6A, 4.48% due 07/17/26[7,8]	2,068,000	1,964,633
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.48% due 01/15/28[7,8]	18,000,000	17,934,139
Avery
2013-3X COM, due 01/18/25[5]	19,800,000	16,561,425
Babson CLO Ltd.
2012-2A, due 05/15/23[5,8]	11,850,000	7,032,897
2014-IA, due 07/20/25[5,8]	6,400,000	3,704,746
2013-IIA, 4.13% due 01/18/25[7,8]	3,500,000	3,358,175
2014-3A, 5.98% due 01/15/26[7,8]	2,500,000	2,157,869
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 3.88% due 12/15/28[7,8]	16,000,000	15,905,384
Betony CLO Ltd.
2015-1A, 6.23% due 04/15/27[7,8]	11,000,000	9,585,400
2016-1A, 3.76% due 04/15/27[7,8]	5,450,000	5,437,218
Venture XIX CLO Ltd.
2016-19A, 3.81% due 01/15/27[7,8]	14,350,000	14,302,972
Resource Capital Corp.
2015-CRE4, 3.71% due 08/15/32[7,8]	7,750,000	7,294,688
2015-CRE3, 4.71% due 03/15/32[7,8]	7,000,000	6,892,804

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[17]	Value
ASSET-BACKED SECURITIES†† - 31.9% (continued)
Collateralized Loan Obligations - 24.3% (continued)
Catamaran CLO Ltd.
2016-1A, 3.77% due 12/20/23[7,8]	$7,000,000	$6,975,007
2015-1A, 3.98% due 04/22/27[7,8]	4,000,000	3,955,130
2012-1A, 7.11% due 12/20/23[7,8]	3,250,000	2,680,545
Dryden XXIII Senior Loan Fund
2014-23A, 3.83% due 07/17/23[7,8]	6,000,000	6,003,911
2014-23A, 4.78% due 07/17/23[7,8]	3,425,000	3,424,806
2014-23A, 7.88% due 07/17/23[7,8]	3,750,000	3,340,067
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,8]	14,000,000	12,469,768
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 6.20% due 10/10/26[7,8]	5,400,000	5,109,597
2015-6A, 3.65% due 10/10/26[7,8]	4,000,000	3,964,279
2015-6A, 4.60% due 10/10/26[7,8]	3,000,000	2,951,257
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/24[5,8]	6,400,000	5,338,108
2014-2A, 4.78% due 07/20/23[7,8]	3,000,000	2,999,855
2013-3X SUB, due 07/15/25[5]	4,000,000	2,451,495
2015-1A, 4.63% due 04/20/22[7,8]	1,000,000	1,000,058
TCP Waterman CLO LLC
2016-1A, 3.96% due 12/15/28[7,8]	11,000,000	10,971,618
NewStar Clarendon Fund CLO LLC
2015-1A, 3.58% due 01/25/27[7,8]	7,000,000	6,984,159
2015-1A, 4.23% due 01/25/27[7,8]	4,000,000	3,882,167
ACIS CLO Ltd.
2014-4A, 3.44% due 05/01/26[7,8]	3,600,000	3,404,397
2015-6A, 4.26% due 05/01/27[7,8]	3,250,000	3,210,014
2013-1A, 5.38% due 04/18/24[7,8]	2,100,000	2,099,939
2013-2A, 4.73% due 10/14/22[7,8]	1,800,000	1,762,548
ACAS CLO Ltd.
2013-1A, 6.98% due 04/20/25[7,8]	4,000,000	3,333,660
2014-1A, 5.83% due 07/18/26[7,8]	2,500,000	2,194,900
2014-2A, 6.63% due 01/15/27[7,8]	2,300,000	2,117,033
2014-1A, 6.78% due 07/18/26[7,8]	2,250,000	1,799,274
2013-1A, 3.63% due 04/20/25[7,8]	1,000,000	1,000,033
Telos CLO Ltd.
2014-6A, 3.88% due 01/17/27[7,8]	5,000,000	4,944,573
2013-3A, 3.88% due 01/17/24[7,8]	2,750,000	2,749,860
2013-3A, 5.13% due 01/17/24[7,8]	2,550,000	2,549,849
Highbridge Loan Management Ltd.
2014-1A, 4.25% due 09/20/22[7,8]	6,500,000	6,507,189
2014-1A, 5.25% due 09/20/22[7,8]	3,500,000	3,501,691
Newstar Commercial Loan Funding LLC
2015-1A, 4.73% due 01/20/27[7,8]	5,000,000	4,951,757
2013-1A, 5.41% due 09/20/23[7,8]	3,250,000	3,112,338
2014-1A, 5.63% due 04/20/25[7,8]	1,250,000	1,197,128
2013-1A, 6.16% due 09/20/23[7,8]	750,000	682,872
Great Lakes CLO Ltd.
2015-1A, 4.63% due 07/15/26[7,8]	4,250,000	4,072,429
2014-1A, 4.58% due 04/15/25[7,8]	3,000,000	2,918,977
2012-1A, due 01/15/23[5,16]	3,250,000	1,446,687
2014-1A, 5.08% due 04/15/25[7,8]	1,500,000	1,372,122
OCP CLO Ltd.
2014-7A, 3.88% due 10/20/26[7,8]	5,000,000	4,937,516
2015-9A, 6.33% due 07/15/27[7,8]	3,000,000	2,572,019
2014-6A, 3.98% due 07/17/26[7,8]	2,000,000	1,999,921
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[5,8]	9,500,000	9,135,352
Venture XIII CLO Ltd.
2013-13A, due 06/10/25[4,5,8]	11,040,000	6,230,859
2013-13A, 6.25% due 06/10/25[7,8]	2,900,000	2,701,564

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[17]	Value
ASSET-BACKED SECURITIES†† - 31.9% (continued)
Collateralized Loan Obligations - 24.3% (continued)
Longfellow Place CLO Ltd.
2013-1A, 6.63% due 01/15/24[7,8]	$9,250,000	$8,836,950
Steele Creek CLO Ltd.
2015-1A, 7.41% due 02/21/27[7,8]	7,550,000	5,727,816
2014-1A, 4.11% due 08/21/26[7,8]	1,500,000	1,499,887
2015-1A, 4.91% due 02/21/27[7,8]	1,350,000	1,294,265
Dryden 41 Senior Loan Fund
2015-41A, due 01/15/28[5,8]	10,500,000	8,273,925
Galaxy XIX CLO Ltd.
2015-19A, due 01/24/27[5,8]	5,500,000	5,014,833
2015-19A, 4.28% due 01/24/27[7,8]	3,000,000	3,000,074
TICP CLO III Ltd.
2014-3A, 4.63% due 01/20/27[7,8]	8,000,000	7,714,554
Figueroa CLO Ltd.
2013-2A, 4.75% due 12/18/25[7,8]	5,000,000	4,762,361
2013-1A, 5.71% due 03/21/24[7,8]	1,750,000	1,490,974
2014-1A, 6.58% due 01/15/27[7,8]	1,500,000	1,366,304
Atlas Senior Loan Fund IV Ltd.
2014-2A, 3.61% due 02/17/26[7,8]	3,900,000	3,863,418
2014-2A, 4.36% due 02/17/26[7,8]	3,990,000	3,716,995
Cent CLO
2014-16A, 4.09% due 08/01/24[7,8]	7,250,000	7,250,316
Fortress Credit Investments IV Ltd.
2015-4A, 4.38% due 07/17/23[7,8]	7,300,000	6,817,660
Benefit Street Partners CLO Ltd.
2015-IA, 3.98% due 10/15/25[7,8]	6,500,000	6,528,510
Venture XI CLO Ltd.
2015-11A, 3.85% due 11/14/22[7,8]	4,000,000	3,976,130
2015-11A, 4.85% due 11/14/22[7,8]	2,500,000	2,499,172
Cerberus Onshore II CLO-2 LLC
2014-1A, 5.03% due 10/15/23[7,8]	3,500,000	3,462,864
2014-1A, 4.23% due 10/15/23[7,8]	3,000,000	2,992,339
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 5.38% due 10/15/26[7,8]	3,500,000	3,314,917
2014-5A, 4.42% due 10/15/26[7,8]	3,000,000	2,947,695
Shackleton II CLO Ltd.
2016-2A, 4.75% due 10/20/23[7,8]	6,250,000	6,225,406
Shackleton VII CLO Ltd.
2016-7A, 3.82% due 04/15/27[7,8]	6,000,000	5,996,058
Northwoods Capital XIV Ltd.
2014-14A, 4.25% due 11/12/25[7,8]	6,000,000	5,978,133
Madison Park Funding XIII Ltd.
2014-13A, 6.73% due 01/19/25[7,8]	6,750,000	5,731,518
ALM XIV Ltd.
2014-14A, 3.84% due 07/28/26[7,8]	3,100,000	3,073,205
2014-14A, 4.34% due 07/28/26[7,8]	2,500,000	2,453,207
Fortress Credit BSL Ltd.
2013-1A, 3.78% due 01/19/25[7,8]	5,500,000	5,478,354
Dryden XXVIII Senior Loan Fund
2013-28A, 4.81% due 08/15/25[7,8]	6,000,000	5,372,383
Hull Street CLO Ltd.
2014-1A, 4.48% due 10/18/26[7,8]	5,785,000	5,303,804
Neuberger Berman CLO Ltd.
2014-12A, 3.98% due 07/25/23[7,8]	5,300,000	5,300,006
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[5,8]	9,600,000	5,206,346
Fortress Credit Opportunities III CLO, LP
2014-3A, 4.12% due 04/28/26[7,8]	5,500,000	5,197,235
Ares XXXIII CLO Ltd.
2016-1A, 3.76% due 12/05/25[7,8]	5,000,000	5,007,011
KKR Financial CLO Ltd.
2015-12, 3.88% due 07/15/27[7,8]	5,000,000	4,993,263
Saranac CLO II Ltd.
2014-2A, 6.06% due 02/20/25[7,8]	5,750,000	4,955,472
Marea CLO Ltd.
2015-1A, 4.63% due 10/15/23[7,8]	5,000,000	4,949,450

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[17]	Value
ASSET-BACKED SECURITIES†† - 31.9% (continued)
Collateralized Loan Obligations - 24.3% (continued)
Golub Capital Partners CLO 18 Ltd.
2014-18A, 3.38% due 04/25/26[7,8]	$5,000,000	$4,930,894
Fortress Credit Funding V, LP
2015-5A, 4.56% due 08/15/22[7,8]	5,000,000	4,921,801
Fifth Street SLF II Ltd.
2015-2A, 3.70% due 09/29/27[7,8]	5,000,000	4,838,011
Mountain Hawk II CLO Ltd.
2013-2A, 4.03% due 07/22/24[7,8]	2,750,000	2,380,462
2013-2A, 3.48% due 07/22/24[7,8]	2,500,000	2,357,372
Galaxy XVIII CLO Ltd.
2014-18A, 3.88% due 10/15/26[7,8]	2,500,000	2,473,525
2014-18A, 6.38% due 10/15/26[7,8]	3,050,000	2,193,688
Golub Capital Partners CLO 24M Ltd.
2015-24A, 5.13% due 02/05/27[7,8]	5,000,000	4,650,950
BNPP IP CLO Ltd.
2014-2A, 6.14% due 10/30/25[7,8]	5,500,000	4,615,410
NewStar Arlington Senior Loan Program LLC
2014-1A, 5.13% due 07/25/25[7,8]	2,750,000	2,573,761
2014-1A, 4.18% due 07/25/25[7,8]	2,000,000	1,942,714
Venture X CLO Ltd.
2016-10A, 4.96% due 07/20/22[7,8]	4,500,000	4,499,680
AMMC CLO XV Ltd.
2016-15A, 3.73% due 12/09/26[7,8]	4,500,000	4,492,831
Vibrant CLO III Ltd.
2016-3A, 3.86% due 04/20/26[7,8]	4,500,000	4,476,301
WhiteHorse X Ltd.
2015-10A, 6.18% due 04/17/27[7,8]	4,980,000	4,256,393
Halcyon Loan Advisors Funding Ltd.
2012-2A, 3.85% due 12/20/24[7,8]	3,250,000	3,188,596
2012-1A, 3.91% due 08/15/23[7,8]	1,000,000	990,061
Ares CLO Ltd.
2016-3A, 4.78% due 01/17/24[7,8]	4,100,000	4,105,282
Franklin CLO VI Ltd.
2007-6A, 3.14% due 08/09/19[7,8]	4,165,000	4,066,131
Avery Point IV CLO Ltd.
2014-1A, 5.88% due 04/25/26[7,8]	5,570,000	4,040,747
JFIN CLO Ltd.
2007-1A, 3.68% due 07/20/21[7,8]	4,000,000	4,028,758
Symphony CLO V Ltd.
2007-5A, 5.13% due 01/15/24[7,8]	4,000,000	4,003,686
Oaktree EIF II Series Ltd.
2014-A2, 4.11% due 11/15/25[7,8]	4,000,000	3,995,094
Shackleton I CLO Ltd.
2016-1A, 5.08% due 08/12/23[7,8]	4,000,000	3,990,527
Madison Park Funding XVI Ltd.
2016-16A, 3.56% due 04/20/26[7,8]	4,000,000	3,984,400
Adirondack Park CLO Ltd.
2013-1A, 4.53% due 04/15/24[7,8]	4,000,000	3,964,652
Airlie CLO Ltd.
2006-2A, 2.33% due 12/20/20[7,8]	4,000,000	3,917,268
Tuolumne Grove CLO Ltd.
2014-1A, 5.63% due 04/25/26[7,8]	4,750,000	3,869,276
Golub Capital Partners CLO 25M Ltd.
2015-25A, 4.53% due 08/05/27[7,8]	4,000,000	3,821,729
TICP CLO I Ltd.
2014-1A, 5.38% due 04/26/26[7,8]	4,200,000	3,760,212
Marathon CLO VI Ltd.
2014-6A, 3.75% due 05/13/25[7,8]	3,780,000	3,710,060
THL Credit Wind River CLO Ltd.
2015-2A, 8.68% due 10/15/27[7,8]	4,075,000	3,638,480
Garrison Funding Ltd.
2016-2A, 4.62% due 09/29/27[7,8]	3,700,000	3,633,425
Grayson CLO Ltd.
2006-1A, 1.30% due 11/01/21[7,8]	3,700,000	3,569,220
Adams Mill CLO Ltd.
2014-1A, 5.88% due 07/15/26[7,8]	4,000,000	3,508,269
West CLO Ltd.
2013-1A, due 11/07/25[5,8]	5,300,000	2,517,142
2013-1A, 3.78% due 11/07/25[7,8]	1,000,000	989,215
Mountain View CLO Ltd.
2015-9A, 6.23% due 07/15/27[7,8]	4,000,000	3,506,319

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[17]	Value
ASSET-BACKED SECURITIES†† - 31.9% (continued)
Collateralized Loan Obligations - 24.3% (continued)
Jamestown CLO VI Ltd.
2015-6A, 4.16% due 02/20/27[7,8]	$3,750,000	$3,461,513
Primus CLO II Ltd.
2007-2A, 1.83% due 07/15/21[7,8]	3,500,000	3,451,793
Ares XXVI CLO Ltd.
2013-1A, 3.63% due 04/15/25[7,8]	2,000,000	1,980,124
2013-1A, 4.63% due 04/15/25[7,8]	1,500,000	1,466,629
Fifth Street Senior Loan Fund I LLC
2015-1A, 4.63% due 01/20/27[7,8]	3,500,000	3,419,679
Mountain Hawk I CLO Ltd.
2013-1A, 3.60% due 01/20/24[7,8]	3,400,000	3,352,205
Octagon Investment Partners XVI Ltd.
2013-1A, 6.38% due 07/17/25[7,8]	4,500,000	3,337,561
Keuka Park CLO Ltd.
2013-1A, 5.83% due 10/21/24[7,8]	2,250,000	1,752,042
2013-1A, due 10/21/24[5,8]	3,000,000	1,559,150
Cerberus Loan Funding XVI, LP
2016-2A, 4.69% due 11/17/27[7,8]	3,350,000	3,296,818
Ivy Hill Middle Market Credit Fund IX Ltd.
2014-9A, 4.18% due 10/18/25[7,8]	3,500,000	3,291,591
AMMC CLO XI Ltd.
2012-11A, due 10/30/23[5,8]	5,650,000	3,276,645
Oaktree EIF II Series B1 Ltd.
2015-B1A, 4.01% due 02/15/26[7,8]	3,250,000	3,250,155
DIVCORE CLO Ltd.
2013-1A, 4.60% due 11/15/32[7,8]	3,250,000	3,236,828
NewMark Capital Funding CLO Ltd.
2014-2A, 4.50% due 06/30/26[7,8]	3,500,000	3,231,639
Marathon CLO V Ltd.
2013-5A, due 02/21/25[5,8]	5,500,000	3,101,301
Flatiron CLO Ltd.
2013-1A, 4.48% due 01/17/26[7,8]	3,200,000	2,991,968
Marathon CLO VII Ltd.
2014-7A, 4.39% due 10/28/25[7,8]	3,000,000	2,991,730
Vibrant CLO Ltd.
2015-1A, 4.78% due 07/17/24[7,8]	3,000,000	2,976,385
Vibrant CLO II Ltd.
2013-2A, 3.63% due 07/24/24[7,8]	3,000,000	2,973,373
Silvermore CLO Ltd.
2014-1A, 3.91% due 05/15/26[7,8]	3,000,000	2,955,010
Mountain Hawk III CLO Ltd.
2014-3A, 3.68% due 04/18/25[7,8]	3,000,000	2,914,117
Race Point V CLO Ltd.
2014-5A, 4.71% due 12/15/22[7,8]	2,900,000	2,898,504
Sound Point CLO I Ltd.
2012-1A, 5.46% due 10/20/23[7,8]	2,750,000	2,750,231
Symphony CLO XII Ltd.
2013-12A, 4.38% due 10/15/25[7,8]	2,700,000	2,624,210
LCM X, LP
2014-10A, 4.63% due 04/15/22[7,8]	2,500,000	2,500,022
Symphony CLO XI Ltd.
2013-11A, 4.88% due 01/17/25[7,8]	2,500,000	2,499,937
Westwood CDO II Ltd.
2007-2A, 2.68% due 04/25/22[7,8]	2,550,000	2,480,188
Gallatin CLO VII Ltd.
2014-1A, 4.64% due 07/15/23[7,8]	2,500,000	2,454,771
Venture CLO Ltd.
2013-14A, 3.69% due 08/28/25[7,8]	2,250,000	2,245,436
Venture XVI CLO Ltd.
2014-16A, 3.63% due 04/15/26[7,8]	2,250,000	2,238,898
Venture XII CLO Ltd.
2013-12A, 4.59% due 02/28/24[7,8]	2,250,000	2,224,425
Octagon Investment Partners XIV Ltd.
2012-1A, 7.38% due 01/15/24[7,8]	2,550,000	2,112,256
Callidus Debt Partners CLO Fund VI Ltd.
2007-6A, 3.88% due 10/23/21[7,8]	2,100,000	2,085,497
AIMCO CLO Series
2015-AA, 4.18% due 01/15/28[7,8]	2,000,000	2,017,695
Blue Hill CLO Ltd.
2013-1A, 3.88% due 01/15/26[7,8]	2,000,000	1,994,891

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[17]	Value
ASSET-BACKED SECURITIES†† - 31.9% (continued)
Collateralized Loan Obligations - 24.3% (continued)
AMMC CLO XIV Ltd.
2014-14A, 3.68% due 07/27/26[7,8]	$2,000,000	$1,994,625
Cerberus Onshore II CLO LLC
2014-1A, 4.38% due 10/15/23[7,8]	1,000,000	996,105
2014-1A, 4.88% due 10/15/23[7,8]	1,000,000	988,139
Limerock CLO II Ltd.
2014-2A, 3.73% due 04/18/26[7,8]	2,000,000	1,979,988
Copper River CLO Ltd.
2007-1A, due 01/20/21[5,7,16]	8,150,000	1,922,599
Lime Street CLO Ltd.
2007-1A, 3.50% due 06/20/21[7,8]	2,000,000	1,861,758
NXT Capital CLO LLC
2015-1A, 5.03% due 04/21/27[7,8]	2,000,000	1,796,992
Symphony CLO XV Ltd.
2014-15A, 4.08% due 10/17/26[7,8]	1,750,000	1,749,915
Octagon Investment Partners XV Ltd.
2013-1A, 3.73% due 01/19/25[7,8]	1,750,000	1,749,897
Madison Park Funding XI Ltd.
2013-11A, 4.38% due 10/23/25[7,8]	1,750,000	1,728,133
Landmark VIII CLO Ltd.
2006-8A, 2.33% due 10/19/20[7,8]	1,650,000	1,649,109
MCF CLO III LLC
2014-3A, 3.98% due 01/20/24[7,8]	1,750,000	1,595,573
MCF CLO IV LLC
2014-1A, 6.78% due 10/15/25[7,8]	1,750,000	1,511,990
Jefferson Mill CLO Ltd.
2015-1A, 6.48% due 07/20/27[7,8]	1,750,000	1,501,864
OZLM Funding V Ltd.
2013-5A, 3.88% due 01/17/26[7,8]	1,500,000	1,499,974
Greywolf CLO III Ltd.
2014-1A, 3.73% due 04/22/26[7,8]	1,500,000	1,499,891
LCM XI, LP
2012-11A, 6.03% due 04/19/22[7,8]	1,500,000	1,444,775
Kingsland IV Ltd.
2007-4A, 2.33% due 04/16/21[7,8]	1,500,000	1,422,212
Flagship CLO VIII Ltd.
2014-8A, 4.01% due 01/16/26[7,8]	1,400,000	1,396,978
Duane Street CLO IV Ltd.
2007-4A, 3.15% due 11/14/21[7,8]	1,400,000	1,384,259
Eaton Vance CLO Ltd.
2014-1A, 5.91% due 07/15/26[7,8]	1,500,000	1,314,489
TICP CLO II Ltd.
2014-2A, 3.88% due 07/20/26[7,8]	1,300,000	1,293,240
GoldenTree Loan Opportunities III Ltd.
2007-3A, 4.09% due 05/01/22[7,8]	1,250,000	1,246,373
COA Summit CLO Limited
2014-1A, 4.73% due 04/20/23[7,8]	1,250,000	1,236,302
Venture XX CLO Ltd.
2015-20A, 7.18% due 04/15/27[7,8]	1,600,000	1,230,334
ICE EM CLO
2007-1A, 2.05% due 08/15/22[7,8]	1,250,000	1,229,431
Ares XXV CLO Ltd.
2013-3A, due 01/17/24[5,8]	2,000,000	1,052,849
Palmer Square CLO Ltd.
2014-1A, 3.43% due 10/17/22[7,8]	1,000,000	1,000,000
Cavalry CLO II
2013-2A, 4.88% due 01/17/24[7,8]	1,000,000	992,792
OHA Loan Funding Ltd.
2013-1A, 4.48% due 07/23/25[7,8]	1,000,000	987,646
WhiteHorse VIII Ltd.
2014-1A, 3.64% due 05/01/26[7,8]	1,000,000	974,981
Eastland CLO Ltd.
2007-1A, 1.29% due 05/01/22[7,8]	1,000,000	953,058
Westwood CDO I Ltd.
2007-1A, 1.67% due 03/25/21[7,8]	700,000	677,280
Rockwall CDO Ltd.
2007-1A, 1.14% due 08/01/24[7,8]	623,364	620,418
Gramercy Park CLO Ltd.
2012-1A, due 07/17/23[5,8]	2,650,000	347,894
2012-1X, due 07/17/23[5]	1,250,000	164,101
Fortress Credit Opportunities
2005-1A, 0.94% due 07/15/19[7,16]	317,120	306,996
Gleneagles CLO Ltd.
2005-1A, 1.79% due 11/01/17[7,8]	151,510	151,132

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[17]	Value
ASSET-BACKED SECURITIES†† - 31.9% (continued)
Collateralized Loan Obligations - 24.3% (continued)
Marathon CLO II Ltd.
2005-2A, due 12/20/19†††,5,7,8	$2,250,000	$2
Total Collateralized Loan Obligations		950,664,473
Transport-Aircraft - 4.5%
Apollo Aviation Securitization Equity Trust
2014-1, 7.38% due 12/15/29[7]	16,711,538	16,594,557
2014-1, 5.13% due 12/15/29	15,865,385	15,754,327
2016-2, 5.93% due 11/15/41[8]	11,114,880	11,058,150
2016-2, 4.21% due 11/15/41[8]	9,924,000	9,872,653
2016-1A, 6.50% due 03/17/36[8]	5,550,000	5,550,000
2016-2, 7.87% due 11/15/41[8]	4,719,840	4,709,362
ECAF I Ltd.
2015-1A, 5.80% due 06/15/40[8]	27,102,094	26,678,623
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/40[8]	16,033,929	15,432,656
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/29	7,271,901	7,253,721
2014-1, 5.25% due 02/15/29	3,942,630	3,926,860
Castle Aircraft SecuritizationTrust
2015-1A, 5.75% due 12/15/40	11,230,284	11,018,998
Stripes
2013-1 A1, 4.24% due 03/20/23†††,3	8,327,302	8,123,631
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	6,381,450	6,314,445
Rise Ltd.
2014-1, 4.75% due 02/12/39	5,777,548	5,739,994
AASET
2014-1 C, 10.00% due 12/15/29	5,583,529	5,583,529
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[8]	5,265,651	5,265,651
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[16]	3,066,998	3,009,679
2013-1A, 6.38% due 12/13/48[16]	2,155,674	2,008,011
Eagle I Ltd.
2014-1A, 5.29% due 12/15/39[8]	4,593,750	4,444,453
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[8]	4,300,633	4,268,378
AABS Ltd.
2013-1, 4.88% due 01/15/38	2,173,442	2,161,489
Airplanes Pass Through Trust
2001-1A, 1.09% due 03/15/19[7,16]	3,791,006	1,279,465
Total Transport-Aircraft		176,048,632
Collateralized Debt Obligations - 3.0%
Triaxx Prime CDO Ltd.
2006-2A, 1.03% due 10/02/39[7,8]	27,949,656	27,038,241
Putnam Structured Product Funding Ltd.
2003-1A, 1.70% due 10/15/38[7,8]	18,872,445	16,616,320
SRERS Funding Ltd.
2011-RS, 0.90% due 05/09/46[7,8]	21,529,543	15,096,951
FDF I Ltd.
2015-1A, 5.50% due 11/12/30[8]	12,000,000	12,142,996
Gramercy Real Estate CDO Ltd.
2007-1A, 1.19% due 08/15/56[7,8]	11,598,496	11,597,396
N-Star REL CDO VIII Ltd.
2006-8A, 0.98% due 02/01/41[7,8]	5,048,437	4,984,404
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.34% due 11/21/40[7,8]	5,000,000	4,848,855
Anchorage Credit Funding 4 Ltd.
2016-4A, 4.50% due 02/15/35[8]	5,000,000	4,827,640
FDF II Ltd.
2016-2A, 6.29% due 05/12/31[8]	4,750,000	4,751,112
Highland Park CDO I Ltd.
2006-1A, 1.33% due 11/25/51[7,8]	4,550,669	4,197,992
Static Repackaging Trust Ltd.
2004-1A, 1.93% due 05/10/39[7,8]	4,242,721	4,130,835
RAIT CRE CDO I Ltd.
2006-1X A1B, 1.07% due 11/20/46	3,763,478	3,681,817

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[17]	Value
ASSET-BACKED SECURITIES†† - 31.9% (continued)
Collateralized Debt Obligations - 3.0% (continued)
Banco Bradesco SA
2014-1, 5.44% due 03/12/26†††,7,16	$3,002,358	$2,897,835
Pasadena CDO Ltd.
2002-1A, 1.85% due 06/19/37[7,8]	900,336	887,590
Total Collateralized Debt Obligations		117,699,984
Financial - 0.1%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 1.11% due 07/10/17[7]	2,151,499	2,142,727
Garanti Diversified Payment Rights Finance Co.
2007-A, 1.06% due 07/09/17[7]	78,000	77,639
Total Financial		2,220,366
Credit Card - 0.0%
Credit Card Pass-Through Trust
2012-BIZ, due 12/15/49[8]	203,359	152,118
Total Asset-Backed Securities
(Cost $1,273,010,104)		1,246,785,573

SENIOR FLOATING RATE INTERESTS†† - 17.1%
Technology - 3.9%
Epicor Software
4.75% due 06/01/22		15,157,120	15,200,470
5.00% due 06/01/22		7,581,281	7,666,570
EIG Investors Corp.
6.00% due 02/09/23		18,245,729	18,086,079
6.48% due 11/08/19		2,600,298	2,580,796
TIBCO Software, Inc.
6.50% due 12/04/20		11,603,133	11,639,451
Solera LLC
5.75% due 03/03/23		7,791,125	7,888,514
5.00% due 03/03/21†††,3		2,430,000	2,144,730
Project Alpha Intermediate Holding, Inc.
9.25% due 08/22/22†††		7,980,000	7,834,684
Advanced Computer Software
10.50% due 01/31/23		5,000,000	4,493,750
6.50% due 03/18/22		3,438,750	3,278,264
Nimbus Acquisition Topco Ltd.
7.25% due 07/15/21†††,3	GBP	5,050,000	6,144,743
Greenway Medical Technologies
6.00% due 11/04/20[3]		4,179,247	4,137,454
9.25% due 11/04/21[3]		1,200,000	1,164,000
Landslide Holdings, Inc.
5.50% due 09/27/22		4,950,000	5,005,688
PowerSchool, Inc.
5.88% due 07/30/21†††,3		3,456,250	3,456,250
6.38% due 07/30/21†††,3		798,000	798,000
Masergy Holdings, Inc.
5.50% due 12/15/23		4,000,000	4,021,680
Active Network LLC
6.00% due 11/13/20		3,984,520	3,974,559
Ceridian Corp.
4.50% due 09/15/20		3,863,835	3,833,234
Applied Systems, Inc.
4.00% due 01/25/21		3,465,696	3,496,020
Kronos, Inc.
5.00% due 11/01/23		3,450,000	3,490,434
Ipreo Holdings
4.25% due 08/06/21		3,239,346	3,117,871
Micron Technology, Inc.
4.52% due 04/26/22		3,034,750	3,077,995
Diebold, Inc.
5.25% due 11/06/23		2,871,000	2,909,586
Oberthur Technologies of America Corp.
3.75% due 12/14/23		2,300,000	2,318,975
Mirion Technologies
5.75% due 03/31/22		2,210,625	2,160,886
Severin Acquisition LLC
6.00% due 07/30/21†††,3		2,036,430	2,036,430
Sparta Holding Corp.
6.50% due 07/28/20†††,3		1,814,608	1,803,796
CPI Acquisition, Inc.
5.50% due 08/17/22		1,722,372	1,558,747
Compucom Systems, Inc.
4.25% due 05/11/20		1,865,732	1,436,614
Oberthur Technologies Group SAS
3.75% due 12/14/23	EUR	1,350,000	1,423,788
GTT Communications, Inc.
5.00% due 12/13/23		1,300,000	1,317,875
MRI Software LLC
5.25% due 06/23/21		1,275,843	1,263,085
Aspect Software, Inc.
11.28% due 05/25/20		1,058,921	1,054,506
GlobalLogic Holdings, Inc.
5.50% due 06/20/22		838,590	836,493
POWERSCHOOL, Inc.
6.00% due 07/31/21†††,3		598,500	598,500
Hyland Software, Inc.
4.75% due 07/01/22		470,255	472,507
Eze Castle Software, Inc.
7.25% due 04/05/21		400,000	389,332
Total Technology			148,112,356
Consumer, Cyclical - 3.7%
PETCO Animal Supplies, Inc.
5.00% due 01/26/23		10,272,375	10,316,442
5.14% due 01/26/23		5,086,873	5,112,308
Belk, Inc.
5.75% due 12/12/22		11,339,625	9,742,665
Mavis Tire
6.25% due 11/02/20†††,3		9,259,000	9,159,074
Advantage Sales & Marketing LLC
4.25% due 07/23/21		8,941,130	8,965,718
4.25% due 07/25/19†††,3		112,500	105,052

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[17]		Value
SENIOR FLOATING RATE INTERESTS†† - 17.1% (continued)
Consumer, Cyclical - 3.7% (continued)
Gates Global, Inc.
4.25% due 07/05/21		$8,622,737	$8,622,737
Sears Holdings Corp.
5.50% due 06/30/18		8,533,192	8,170,532
Life Time Fitness
4.25% due 06/10/22		6,809,349	6,846,596
Navistar, Inc.
6.50% due 08/07/20		6,435,000	6,509,003
National Vision, Inc.
4.00% due 03/12/21		4,679,608	4,654,245
6.75% due 03/11/22		650,000	628,875
Sky Bet
6.25% due 02/25/22	GBP	3,700,000	4,588,067
Floor and Decor Outlets of America, Inc.
5.25% due 09/30/23		4,463,813	4,474,972
Amaya Holding B.V.
5.00% due 08/01/21		4,341,940	4,355,226
Eyemart Express
5.00% due 12/17/21		4,354,167	4,354,167
Accuride Corp.
8.00% due 11/17/23		4,300,000	4,192,500
Fitness International LLC
6.00% due 07/01/20		4,150,215	4,152,830
Neiman Marcus Group, Inc.
4.25% due 10/25/20		4,660,467	4,039,459
PF Chang's
4.53% due 07/02/19		3,377,767	3,331,322
Equinox Fitness
5.00% due 01/31/20		3,274,269	3,304,294
BJ's Wholesale Club, Inc.
4.50% due 09/26/19		3,225,191	3,253,927
Men's Wearhouse
4.50% due 06/18/21		3,168,962	3,165,001
Acosta, Inc.
4.25% due 09/26/21		2,478,665	2,413,600
Smart & Final Stores LLC
4.41% due 11/15/22		2,200,000	2,193,818
Packers Holdings
4.75% due 12/02/21		2,066,055	2,097,046
Dealer Tire LLC
4.75% due 12/22/21		1,960,088	1,987,039
Capital Automotive LP
6.00% due 04/30/20		1,770,000	1,789,169
Peer Holding BV
4.25% due 02/25/22	EUR	1,600,000	1,700,638
Prime Security Services Borrower LLC
4.25% due 05/02/22		1,645,875	1,667,140
Med Finance Merger Sub LLC
7.25% due 08/16/21†††,3		1,580,637	1,568,461
1-800 Contacts
5.25% due 01/22/23		1,463,938	1,479,192
BBB Industries, LLC
6.00% due 11/03/21		1,452,030	1,452,030
Jacobs Entertainment, Inc.
5.25% due 10/29/18		1,152,350	1,152,350
Alexander Mann Solutions Ltd.
5.75% due 12/20/19		1,046,793	1,031,091
K & N Parent, Inc.
5.75% due 10/20/23		1,000,000	996,250
NPC International, Inc.
4.75% due 12/28/18		781,656	783,610
Focus Brands Inc.
5.00% due 10/05/23		749,333	763,698
Container Store, Inc.
4.25% due 04/05/19		277,755	252,757
AlixPartners, LLP
4.00% due 07/28/22		200,000	201,428
Ascena Retail Group
5.25% due 08/21/22		148,418	144,559
Rite Aid Corp.
5.75% due 08/21/20		100,000	100,583
Total Consumer, Cyclical			145,819,471
Industrial - 2.7%
Travelport Holdings LLC
5.00% due 09/02/21		25,824,793	26,054,893
DAE Aviation
5.25% due 07/07/22		6,767,982	6,806,087
CareCore National LLC
5.50% due 03/05/21		4,985,072	4,897,834
ProAmpac PG Borrower LLC
5.00% due 11/20/23		4,250,000	4,295,178
GYP Holdings III Corp.
4.50% due 04/01/21		4,245,045	4,278,665
Pro Mach Group, Inc.
4.75% due 10/22/21		4,262,481	4,249,694
Flex Acquisition Company, Inc.
4.25% due 12/29/23		3,900,000	3,932,487
SI Organization
5.75% due 11/22/19		3,689,865	3,726,764
CHI Overhead Doors, Inc.
4.50% due 07/29/22		3,658,745	3,660,281
NVA Holdings, Inc.
4.75% due 08/14/21		2,819,931	2,834,030
5.50% due 08/14/21		239,918	240,518
USIC Holding, Inc.
4.75% due 12/08/23		3,000,000	3,017,490
Hardware Holdings LLC
6.75% due 03/30/20†††,3		3,071,250	3,009,825
Advanced Integration Technology LP
6.50% due 07/22/21		2,992,500	2,992,500
Kuehg Corp.
5.25% due 08/12/22		2,768,045	2,795,725
Bioplan USA, Inc.
5.75% due 09/23/21		2,742,904	2,629,759
Tronair Parent, Inc.
5.75% due 09/08/23		2,475,000	2,450,250
V.Group Ltd.
4.75% due 06/25/21		2,235,901	2,247,081
Capstone Logistics
5.50% due 10/07/21		2,186,003	2,156,863

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[17]		Value
SENIOR FLOATING RATE INTERESTS†† - 17.1% (continued)
Industrial - 2.7% (continued)
Exopack Holdings SA
4.50% due 05/08/19		$1,974,086	$1,983,127
Thermasys Corp.
5.25% due 05/03/19[3]		2,214,188	1,879,292
National Technical Systems
7.25% due 06/12/21†††,3		1,846,294	1,800,136
Hillman Group, Inc.
4.50% due 06/30/21		1,772,366	1,779,757
CPM Holdings, Inc.
6.00% due 04/11/22		1,674,500	1,693,338
Douglas Dynamics, LLC
5.25% due 12/31/21		1,530,012	1,537,662
Survitec
5.34% due 03/12/22[3]	GBP	1,125,000	1,349,617
Swissport Investments S.A.
6.25% due 02/09/22	EUR	1,250,000	1,333,004
Zodiac Pool Solutions LLC
5.50% due 12/20/23		1,200,000	1,206,756
Sirva Worldwide, Inc.
7.50% due 11/22/22[3]		1,038,970	1,015,593
Mast Global
7.75% due 09/12/19†††,3		994,337	989,816
Constantia Lux Parent S.A.
4.00% due 04/30/22		984,795	988,488
Atkore International, Inc.
4.00% due 12/22/23		500,000	503,750
Tank Holdings Corp.
5.25% due 03/16/22		451,087	444,695
Doncasters Group Ltd.
9.50% due 10/09/20		456,207	421,991
Hunter Fan Co.
6.50% due 12/20/17[3]		392,949	389,019
Hunter Defense Technologies
7.00% due 08/05/19[3]		373,333	336,000
NANA Development Corp.
8.00% due 03/15/18[3]		325,000	312,000
Wencor Group
4.26% due 06/19/19†††		53,846	50,801
Total Industrial			106,290,766
Consumer, Non-cyclical - 2.5%
IHC Holding Corp.
7.00% due 04/30/21†††,3		7,387,500	7,307,487
7.25% due 04/30/21†††,3		1,442,750	1,423,429
Affordable Care Holdings Corp.
5.75% due 10/24/22		7,177,500	7,177,499
Lineage Logistics LLC
4.50% due 04/07/21		6,366,415	6,318,667
One Call Medical, Inc.
5.00% due 11/27/20		6,041,695	5,739,611
American Seafoods
6.02% due 08/19/21[3]		5,780,556	5,722,750
Springs Industries, Inc.
7.50% due 06/01/21†††,3		5,074,500	4,972,530
At Home Holding III Corp.
5.00% due 06/03/22		4,925,000	4,925,000
ABB Concise Optical Group LLC
6.00% due 06/15/23		4,568,550	4,619,946
Grocery Outlet, Inc.
5.00% due 10/21/21		4,372,455	4,367,908
Chobani LLC
5.25% due 10/09/23		4,150,000	4,207,063
Authentic Brands
5.50% due 05/27/21		3,766,104	3,784,934
American Tire Distributors, Inc.
5.25% due 09/01/21		3,658,636	3,644,148
DJO Finance LLC
4.25% due 06/08/20		3,724,826	3,570,022
Packaging Coordinators Midco, Inc.
5.00% due 06/30/23		3,192,000	3,192,000
SHO Holding I Corp.
6.00% due 10/27/22[3]		2,970,000	2,955,150
Chef's Warehouse Parent LLC
6.75% due 06/22/22[3]		2,606,304	2,614,462
Culligan Holding, Inc.
5.00% due 12/13/23		2,500,000	2,518,750
Give and Go Prepared Foods Corp.
6.50% due 07/29/23		2,493,750	2,493,750
Bioclinica-Synowledge Holdings Corp.
5.25% due 10/20/23		2,000,000	1,998,760
Reddy Ice Holdings, Inc.
6.75% due 05/01/19		1,059,232	1,030,983
10.75% due 10/01/19[3]		1,125,000	967,500
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19		2,008,182	1,998,141
AMAG Pharmaceuticals
4.75% due 08/17/21		1,647,152	1,643,034
Nellson Nutraceutical (US)
6.00% due 12/23/21		1,455,172	1,447,896
NES Global Talent
6.50% due 10/03/19[3]		1,049,613	944,652
CTI Foods Holding Co. LLC
8.25% due 06/28/21		1,035,000	931,500
Nellson Nutraceutical (CAD)
6.00% due 12/23/21		901,533	897,025
Mediware Information Systems, Inc.
5.75% due 09/28/23		798,000	802,988
Winebow, Inc.
4.75% due 07/01/21		715,000	713,213
Quorum Business Solutions
5.75% due 08/06/21[3]		656,600	646,751
Constellation Brands, Inc.
4.75% due 12/15/23		625,000	631,644
Fender Musical Instruments Corp.
5.75% due 04/03/19		445,500	444,943
Advancepierre Foods, Inc.
4.00% due 06/02/23		381,168	386,886

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[17]		Value
SENIOR FLOATING RATE INTERESTS†† - 17.1% (continued)
Consumer, Non-cyclical - 2.5% (continued)
Targus Group International, Inc.
due 05/24/16†††,3,9		$152,876	$–
Total Consumer, Non-cyclical			97,041,022
Financial - 1.5%
National Financial Partners Corp.
4.50% due 12/09/23		8,100,000	8,160,749
6.25% due 07/01/20		3,965,970	3,997,381
Americold Realty Operating Partnership, LP
5.75% due 12/01/22		7,486,131	7,556,351
LPL Financial Holdings, Inc.
4.81% due 11/21/22		5,657,250	5,704,375
Acrisure LLC
5.75% due 11/22/23		5,155,952	5,212,359
USI Holdings Corp.
4.25% due 12/27/19		4,359,148	4,377,326
Hyperion Insurance
5.50% due 04/29/22		3,542,748	3,547,176
Alliant Holdings I L.P.
4.75% due 08/12/22		3,495,513	3,510,823
Magic Newco, LLC
5.00% due 12/12/18		3,328,473	3,355,533
York Risk Services
4.75% due 10/01/21[3]		3,033,436	2,859,014
Sedgwick Claims Management Service, Inc.
4.25% due 03/01/21		2,786,000	2,812,133
Assured Partners, Inc.
5.25% due 10/21/22		2,408,662	2,441,179
Integro Parent, Inc.
6.75% due 10/28/22		2,228,141	2,183,578
American Stock Transfer & Trust
5.75% due 06/26/20		1,557,797	1,550,008
Ryan LLC
6.75% due 08/07/20		1,510,217	1,496,066
Total Financial			58,764,051
Communications - 1.3%
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23		27,087,118	26,312,697
Mcgraw-Hill Global Education Holdings LLC
5.00% due 05/04/22		4,179,000	4,179,669
SFR Group SA
4.04% due 01/14/25		3,800,000	3,829,450
Anaren, Inc.
5.50% due 02/18/21[3]		1,871,912	1,857,873
9.25% due 08/18/21[3]		1,500,000	1,451,250
Match Group, Inc.
4.20% due 11/16/22		2,887,500	2,927,203
Proquest LLC
5.75% due 10/24/21		2,706,574	2,720,107
Radiate HoldCo LLC
3.75% due 12/12/23		2,500,000	2,515,275
Mitel Networks Corp.
5.50% due 04/29/22		1,212,217	1,223,733
Internet Brands
4.75% due 07/08/21		1,161,389	1,166,476
MergerMarket Ltd.
4.50% due 02/04/21		1,167,977	1,159,218
Bureau van Dijk Electronic Publishing BV
4.61% due 09/20/21[3]	GBP	787,910	974,188
Liberty Cablevision of Puerto Rico LLC
4.50% due 01/07/22		600,000	595,128
Total Communications			50,912,267
Utilities - 1.0%
Invenergy Thermal Operating I, LLC
6.50% due 10/19/22		11,935,963	11,458,523
Linden Cogeneration Power
4.50% due 06/28/23		6,011,172	6,054,753
Dynegy, Inc.
5.00% due 06/27/23		5,900,000	5,971,272
MRP Generation Holding
8.00% due 10/18/22		3,491,250	3,460,702
Panda Hummel
7.00% due 10/27/22		3,000,000	2,872,500
Terraform AP Acquisition Holdings LLC
5.50% due 06/26/22		2,762,294	2,762,294
Exgen Texas Power LLC
5.75% due 09/18/21		2,370,413	1,794,118
Lightstone HoldCo LLC
6.50% due 01/01/24		1,700,000	1,719,126
Osmose Utility Services, Inc.
4.75% due 08/22/22		1,629,375	1,632,764
Viva Alamo LLC
5.47% due 02/22/21		1,446,287	1,366,741
Panda Power
7.50% due 08/21/20		1,318,375	1,293,655
Panda Hummel Station
7.00% due 10/27/22		200,000	191,500
Total Utilities			40,577,948
Basic Materials - 0.3%
PQ Corp.
5.25% due 11/04/22		3,830,774	3,876,283
Hoffmaster Group, Inc.
5.50% due 11/21/23		2,450,000	2,474,500
Platform Specialty Products
4.25% due 06/07/20	EUR	1,973,235	2,091,575
Zep, Inc.
5.00% due 06/27/22		1,970,000	1,979,850
ASP Chromaflo Dutch I B.V.
5.00% due 11/20/23		1,201,215	1,209,480

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[17]	Value
SENIOR FLOATING RATE INTERESTS†† - 17.1% (continued)
Basic Materials - 0.3% (continued)
ASP Chromaflo Intermediate Holdings, Inc.
5.00% due 11/20/23	$923,785	$930,140
Total Basic Materials		12,561,828
Energy - 0.2%
Veresen Midstream LP
5.25% due 03/31/22	6,204,482	6,240,654
Cactus Wellhead
7.00% due 07/31/20	2,803,009	2,525,035
PSS Companies
5.50% due 01/28/20	852,601	622,399
Linn Energy Finance Corp.
6.50% due 04/06/19	300,000	267,750
Total Energy		9,655,838
Electric - 0.0%
Panda Temple II Power
7.25% due 04/03/19	1,289,244	1,176,435
Stonewall (Green Energy)
6.50% due 11/15/21	500,000	492,500
Total Electric		1,668,935
Total Senior Floating Rate Interests
(Cost $672,576,258)		671,404,482

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.2%
Residential Mortgage Backed Securities - 11.7%
LSTAR Securities Investment Ltd.
2016-6, 2.77% due 11/01/21[7,8]	43,058,134	42,481,457
2016-4, 2.62% due 10/01/21[7,8]	36,468,117	36,068,171
2016-3, 2.62% due 09/01/21[7,8]	15,084,014	14,900,178
LSTAR Commercial Mortgage Trust
2016-7, 2.61% due 12/01/21[7,8]	57,800,000	56,951,185
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% due 10/16/46[7,8]	26,789,564	26,640,284
LSTAR Securities Investment Trust
2016-5, 2.77% due 11/01/21[7,8]	16,776,559	16,590,349
2015-2, 2.62% due 01/01/20[7,8]	9,994,250	9,944,055
RALI Series Trust
2006-QO10, 0.92% due 01/25/37[7]	10,852,455	9,142,283
2007-QO2, 0.91% due 02/25/47[7]	12,636,321	7,064,732
2006-QO2, 1.03% due 02/25/46[7]	13,758,861	6,118,421
2006-QO2, 0.98% due 02/25/46[7]	3,972,982	1,728,526
NRPL Trust
2015-1A, 3.88% due 11/01/54[8]	18,182,868	18,034,881
2014-2A, 3.75% due 10/25/57[7,8]	5,644,956	5,616,303
Banc of America Funding Ltd.
2013-R1, 0.75% due 11/03/41[7,8]	23,142,448	21,089,273
American Home Mortgage Assets Trust
2007-1, 1.27% due 02/25/47[7]	33,671,088	19,721,388
VOLT LI LLC
2016-NP11, 3.50% due 10/25/46[8]	18,302,616	18,260,624
VOLT LII LLC
2016-NP12, 3.63% due 11/26/46[8]	17,686,669	17,636,540
VOLT LIII LLC
2016-NP13, 3.88% due 12/26/46[8,10]	17,000,000	17,031,415
Lehman XS Trust Series
2006-16N, 0.95% due 11/25/46[7]	11,398,630	9,374,629
2006-10N, 0.97% due 07/25/46[7]	8,297,534	6,607,385
Nomura Resecuritization Trust
2015-4R, 1.42% due 03/26/36[7,8]	6,413,878	6,021,688
2012-1R, 1.20% due 08/27/47[7,8]	4,937,089	4,840,396
AJAX Mortgage Loan Trust
2015-A, 3.88% due 11/25/54[7,8]	10,750,901	10,670,915
VOLT XLVIII LLC
2016-NPL8, 3.50% due 07/25/46[8]	9,998,951	9,964,802
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 0.77% due 07/25/37[7]	12,241,082	9,862,585
GSAA Home Equity Trust
2006-3, 1.06% due 03/25/36[7]	5,386,256	3,607,678
2007-7, 1.03% due 07/25/37[7]	3,631,840	3,283,711
2006-14, 1.01% due 09/25/36[7]	4,313,761	2,616,566
Luminent Mortgage Trust
2006-2, 0.96% due 02/25/46[7]	11,213,863	7,878,219
GSAA Trust
2006-9, 1.00% due 06/25/36[7]	14,267,161	7,736,592

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[17]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.2% (continued)
Residential Mortgage Backed Securities - 11.7% (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.41% due 11/25/46[7]	$9,478,211	$6,808,105
HSI Asset Securitization Corporation Trust
2005-OPT1, 1.18% due 11/25/35[7]	7,320,000	6,378,098
American Home Mortgage Investment Trust
2006-1, 0.98% due 03/25/46[7]	5,845,390	4,841,253
GCAT LLC
2015-1, 3.63% due 05/26/20[7,8]	3,949,402	3,954,659
Alliance Bancorp Trust
2007-OA1, 1.00% due 07/25/37[7]	4,411,497	3,185,362
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.90% due 07/25/37[7,8]	2,348,851	2,085,439
Morgan Stanley Re-REMIC Trust
2010-R5, 1.26% due 06/26/36[7,8]	2,040,092	1,493,764
Asset Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 0.90% due 07/25/36[7]	1,185,245	1,040,488
First Franklin Mortgage Loan Trust
2006-FF1, 1.20% due 01/25/36[7]	1,225,000	989,901
Total Residential Mortgage Backed Securities		458,262,300
Commercial Mortgage Backed Securities - 3.3%
Cosmopolitan Hotel Trust
2016-CSMO, 5.35% due 11/15/33[7,8]	34,383,000	34,608,449
Motel 6 Trust
2015-MTL6, 5.28% due 02/05/30[8]	34,450,000	34,281,736
GS Mortgage Securities Corporation Trust
2016-ICE2, 9.20% due 02/15/33[7,8]	28,300,000	28,726,549
CDGJ Commercial Mortgage Trust
2014-BXCH, 4.95% due 12/15/27[7,8]	11,694,646	11,740,857
GS Mortgage Securities Trust
2014-GSFL, 4.60% due 07/15/31[7,8]	11,660,000	11,673,100
BXHTL Mortgage Trust
2015-JWRZ, 4.39% due 05/15/29[7,8]	5,000,000	4,939,531
GE Business Loan Trust
2007-1A, 1.15% due 04/16/35[7,8]	3,546,231	3,106,895
GS Mortgage Securities Corp Trust
2016-ICE2, 6.45% due 02/15/33[7,8]	1,750,000	1,808,664
Total Commercial Mortgage Backed Securities		130,885,781
Military Housing - 0.2%
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52[16]	5,839,446	5,999,856
Total Collateralized Mortgage Obligations
(Cost $599,331,966)		595,147,937

CORPORATE BONDS†† - 11.6%
Financial - 4.1%
Citigroup, Inc.
6.25% due 12/31/49[7,11]	12,940,000	13,315,260
5.88% due 12/31/49[7,11]	9,280,000	9,372,800
5.95% due 12/29/49[7,11]	8,300,000	8,414,125
5.95% due 12/31/49[7,11]	7,869,000	7,986,642
5.90% due 12/31/49[7,11]	3,300,000	3,337,125
Bank of America Corp.
6.10% due 03/12/49[7,11]	17,000,000	17,093,499
6.30% due 12/31/49[7,11]	8,600,000	8,987,000
6.50% due 12/31/49[7,11]	1,148,000	1,199,660
GEO Group, Inc.
6.00% due 04/15/26	10,035,000	9,859,388
5.88% due 10/15/24	6,285,000	6,198,581
5.88% due 01/15/22	2,000,000	2,025,000
5.13% due 04/01/23	200,000	192,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[8]	10,724,000	10,723,999
7.50% due 04/15/21[8]	4,751,000	4,703,490
6.88% due 04/15/22[8]	1,100,000	1,061,500
Atlas Mara Ltd.
8.00% due 12/31/20[3]	14,400,000	12,096,000
Kennedy-Wilson, Inc.
5.88% due 04/01/24	9,750,000	9,932,813
CIC Receivables Master Trust
4.89% due 10/07/21†††	5,978,243	6,024,566
Customers Bank
6.13% due 06/26/29[7,16]	4,500,000	4,551,264
QBE Insurance Group Ltd.
7.50% due 11/24/43[7,8]	3,800,000	4,218,000
Citizens Financial Group, Inc.
5.50% due 12/31/49[7,11]	4,000,000	3,960,000

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[17]	Value
CORPORATE BONDS†† - 11.6% (continued)
Financial - 4.1% (continued)
Greystar Real Estate Partners LLC
8.25% due 12/01/22[8]	$3,325,000	$3,599,313
NFP Corp.
9.00% due 07/15/21[8]	3,061,000	3,229,355
Univest Corporation of Pennsylvania
5.10% due 03/30/25[3,7]	2,500,000	2,500,000
FBM Finance, Inc.
8.25% due 08/15/21[8]	2,200,000	2,321,000
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[8]	1,700,000	1,623,500
NewStar Financial, Inc.
7.25% due 05/01/20	1,225,000	1,218,875
Total Financial		159,744,755
Consumer, Non-cyclical - 1.4%
Vector Group Ltd.
7.75% due 02/15/21	18,610,000	19,400,924
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[8]	18,709,000	18,475,137
Tenet Healthcare Corp.
4.46% due 06/15/20[7]	7,050,000	7,102,876
7.50% due 01/01/22	4,000,000	4,170,000
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[8]	4,000,000	4,340,000
Bumble Bee Holdco SCA
9.63% due 03/15/18[8]	1,826,000	1,775,785
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[8]	1,125,000	1,119,375
Opal Acquisition, Inc.
8.88% due 12/15/21[8]	290,000	247,950
Total Consumer, Non-cyclical		56,632,047
Communications - 1.4%
DISH DBS Corp.
5.88% due 11/15/24	18,200,000	18,727,800
7.75% due 07/01/26	2,950,000	3,326,125
SFR Group S.A.
6.00% due 05/15/22[8]	7,725,000	7,927,781
6.25% due 05/15/24[8]	6,622,000	6,655,110
MDC Partners, Inc.
6.50% due 05/01/24[8]	6,350,000	5,715,000
T-Mobile USA, Inc.
6.73% due 04/28/22	3,500,000	3,657,500
6.25% due 04/01/21	861,000	895,440
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[8]	2,710,000	2,886,150
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[8]	2,400,000	2,418,000
EIG Investors Corp.
10.88% due 02/01/24	1,100,000	1,067,000
TIBCO Software, Inc.
11.38% due 12/01/21[8]	905,000	905,000
Cengage Learning, Inc.
9.50% due 06/15/24[8]	700,000	621,250
Inmarsat Finance plc
4.88% due 05/15/22[8]	500,000	486,250
Ziggo Bond Finance BV
5.88% due 01/15/25[8]	250,000	250,000
Total Communications		55,538,406
Basic Materials - 1.2%
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[7,8]	14,500,000	16,276,250
Yamana Gold, Inc.
4.95% due 07/15/24	12,800,000	12,544,000
Alcoa Nederland Holding BV
7.00% due 09/30/26[8]	4,950,000	5,420,250
6.75% due 09/30/24[8]	3,500,000	3,797,500
Eldorado Gold Corp.
6.13% due 12/15/20[8]	8,630,000	8,759,450
Constellium N.V.
7.88% due 04/01/21[8]	1,250,000	1,343,750
Mirabela Nickel Ltd.
2.38% due 06/24/19†††,3	1,885,418	347,728
1.00% due 09/10/44†††,3	37,690	–
Total Basic Materials		48,488,928
Energy - 1.2%
CONSOL Energy, Inc.
8.00% due 04/01/23	10,300,000	10,570,375
SandRidge Energy, Inc.
due 10/04/20[4]	5,298,343	6,599,749
8.75% due 06/01/18[3,12]	23,454,000	2,345
Gibson Energy, Inc.
6.75% due 07/15/21[8]	5,740,000	5,955,250
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
9.25% due 05/18/20[3,12]	5,037,000	4,684,410
Hess Corp.
7.30% due 08/15/31	2,950,000	3,435,918
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25	3,000,000	3,060,930
Approach Resources, Inc.
7.00% due 06/15/21	3,093,000	2,783,700
Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.
6.13% due 03/01/22	2,600,000	2,665,000
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21	2,175,000	2,158,688
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.25% due 04/01/23	1,675,000	1,708,500
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[12,16]	7,557,400	906,888

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[17]		Value
CORPORATE BONDS†† - 11.6% (continued)
Energy - 1.2% (continued)
Alta Mesa Holdings Limited Partnership / Alta Mesa Finance Services Corp.
7.88% due 12/15/24		$685,000	$708,975
Total Energy			45,240,728
Technology - 0.7%
Micron Technology, Inc.
5.25% due 08/01/23		7,430,000	7,457,863
7.50% due 09/15/23[8]		2,250,000	2,491,875
NCR Corp.
6.38% due 12/15/23		6,010,000	6,460,750
Infor US, Inc.
6.50% due 05/15/22		5,720,000	5,963,100
Epicor Software
9.25% due 06/21/23†††		1,850,000	1,807,450
CDK Global, Inc.
5.00% due 10/15/24		1,800,000	1,746,000
First Data Corp.
7.00% due 12/01/23[8]		1,100,000	1,171,500
Total Technology			27,098,538
Industrial - 0.6%
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[8]		6,025,000	6,341,313
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19		5,950,000	5,682,250
Novelis Corp.
6.25% due 08/15/24[8]		2,750,000	2,915,000
5.88% due 09/30/26[8]		1,600,000	1,616,000
Grinding Media Incorporated / MC Grinding Media Canada Inc
7.38% due 12/15/23[8]		1,800,000	1,891,080
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,8		1,736,277	1,740,617
LMI Aerospace, Inc.
7.38% due 07/15/19		1,550,000	1,546,125
Infor US, Inc.
5.75% due 05/15/22	EUR	1,120,000	1,213,068
New Day Aluminum
10.00% due 10/28/20†††,3		52,400	52,400
Total Industrial			22,997,853
Consumer, Cyclical - 0.4%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23		5,700,000	5,600,250
6.75% due 01/15/22		3,205,000	3,164,938
6.50% due 05/01/21		350,000	348,250
Carrols Restaurant Group, Inc.
8.00% due 05/01/22		2,574,000	2,773,485
Nathan's Famous, Inc.
10.00% due 03/15/20[8]		2,450,000	2,664,375
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[8]		1,800,000	1,782,000
Total Consumer, Cyclical			16,333,298
Diversified - 0.4%
HRG Group, Inc.
7.88% due 07/15/19		15,017,000	15,655,223
Utilities - 0.2%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[8]		2,965,000	3,031,712
Terraform Global Operating LLC
9.75% due 08/15/22[8]		2,700,000	2,882,250
FPL Energy National Wind LLC
5.61% due 03/10/24[16]		40,202	39,197
Total Utilities			5,953,159
Total Corporate Bonds
(Cost $443,232,080)			453,682,935

FOREIGN GOVERNMENT BONDS†† - 1.1%
Kenya Government International Bond
6.88% due 06/24/24[8]	25,000,000	23,572,200
Dominican Republic International Bond
6.85% due 01/27/45[8]	21,700,000	20,500,424
Total Foreign Government Bonds
(Cost $48,145,124)		44,072,624

FEDERAL AGENCY DISCOUNT NOTES†† - 0.6%
Federal Home Loan Bank[13]
0.44% due 01/12/17	22,100,000	22,097,029
Total Federal Agency Discount Notes
(Cost $22,097,029)		22,097,029

SENIOR FIXED RATE INTERESTS†† - 0.0%
Financial - 0.0%
Magic Newco, LLC
12.00% due 06/12/19	1,075,000	1,139,951
Consumer, Non-cyclical - 0.0%
Targus Group International, Inc.
7.50% due 12/31/19†††,3	59,407	83,069
Total Senior Fixed Rate Interests
(Cost $1,276,994)		1,223,020

COMMERCIAL PAPER†† - 7.8%
Nissan Motor Acceptance Corp.
0.90% due 01/11/17	40,000,000	39,990,000
COX Enterprises, Inc.
0.95% due 01/05/17	28,000,000	27,997,044
0.90% due 01/09/17	9,000,000	8,998,200
Total COX Enterprises, Inc.		36,995,244
Mondelez International, Inc.
0.94% due 01/09/17	37,000,000	36,992,271

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[17]	Value
COMMERCIAL PAPER††7.8% (continued)
American Water Capital Corp.
0.82% due 01/13/17	$35,000,000	$34,990,083
Campbell Soup Co.
0.85% due 01/30/17	29,400,000	29,379,869
Hasbro, Inc.
0.83% due 01/04/17	28,000,000	27,997,783
Johnson & Johnson, Inc.
0.60% due 01/24/17	28,000,000	27,989,267
Ryder System, Inc.
0.92% due 01/18/17	25,000,000	24,988,785
General Mills, Inc.
0.96% due 01/17/17	20,000,000	19,991,467
CBS Corp.
1.00% due 01/24/17	16,000,000	15,989,778
Bemis Company, Inc.
1.00% due 01/05/17	10,925,000	10,923,786
Total Commercial Paper
(Cost $306,228,333)		306,228,333

REPURCHASE AGREEMENTS††,14 - 0.0%
Barclays issued 12/15/16 at 0.25% open maturity	767,813	767,813
issued 12/19/16 at 0.00% open maturity	310,500	310,500
Total Repurchase Agreements
(Cost $1,078,313)		1,078,313

	Contracts
OPTIONS PURCHASED† - 0.0%
Call options on:
March 2017 SPDR Gold Shares Expiring 03/21/17 with strike price of $135.00[20]	9,069	81,621
Total Call options		81,621
Total Options Purchased
(Cost $5,940,195)		81,621
Total Investments - 100.9%
(Cost $3,973,909,413)		$3,953,906,253

	Shares
COMMON STOCKS SOLD SHORT† - (0.9)%
Utilities – (0.0)%
South Jersey Industries, Inc.	17,015	(573,235)
Consumer, Non-cyclical – (0.0)%
Cantel Medical Corp.	4,358	(343,193)
Monro Muffler Brake, Inc.	6,372	(364,478)
Total Consumer, Non-cyclical		(707,671)
Communications – (0.1)%
TripAdvisor, Inc.*	8,615	(399,478)
Amazon.com, Inc.*	1,041	(780,615)
Total Communications		(1,180,093)
Industrial – (0.1)%
Louisiana-Pacific Corp.*	22,281	(421,779)
Itron, Inc.*	8,721	(548,115)
EnPro Industries, Inc.	8,264	(556,663)
Martin Marietta Materials, Inc.	6,647	(1,472,510)
Vulcan Materials Co.	12,094	(1,513,565)
Total Industrial		(4,512,632)
Consumer, Cyclical – (0.1)%
Wynn Resorts Ltd.	3,810	(329,603)
Crocs, Inc.*	48,901	(335,461)
Popeyes Louisiana Kitchen, Inc.*	6,111	(369,593)
Pool Corp.	4,348	(453,670)
Hanesbrands, Inc.	21,468	(463,065)
Core-Mark Holding Company, Inc.	11,262	(485,054)
Papa John's International, Inc.	5,682	(486,266)
LKQ Corp.*	21,083	(646,195)
CarMax, Inc.*	15,419	(992,829)
Total Consumer, Cyclical		(4,561,736)
Basic Materials - (0.1)%
NewMarket Corp.	977	(414,092)
Balchem Corp.	10,152	(851,956)
FMC Corp.	18,940	(1,071,246)
Sensient Technologies Corp.	14,393	(1,131,002)
Royal Gold, Inc.	18,386	(1,164,753)
Total Basic Materials		(4,633,049)
Technology – (0.1)%
CommVault Systems, Inc.*	8,397	(431,606)
Semtech Corp.*	13,776	(434,633)
Silicon Laboratories, Inc.*	8,728	(567,320)
Medidata Solutions, Inc.*	11,574	(574,881)
Ultimate Software Group, Inc.*	3,287	(599,384)
Cypress Semiconductor Corp.	88,146	(1,008,390)
Autodesk, Inc.*	13,755	(1,018,008)
Total Technology		(4,634,222)
Financial - (0.4)%
Safety Insurance Group, Inc.	4,650	(342,705)
American Assets Trust, Inc.	8,146	(350,930)
Life Storage, Inc.	4,147	(353,573)
Liberty Property Trust	9,262	(365,849)
Extra Space Storage, Inc.	5,211	(402,498)
Simon Property Group, Inc.	2,442	(433,870)
Bank of the Ozarks, Inc.	8,897	(467,893)
EastGroup Properties, Inc.	6,578	(485,720)
Glacier Bancorp, Inc.	13,500	(489,105)
Community Bank System, Inc.	7,987	(493,517)
Mercury General Corp.	8,486	(510,942)
Realty Income Corp.	9,328	(536,173)
American Tower Corp. — Class A	5,576	(589,272)
Vornado Realty Trust	6,164	(643,337)
Douglas Emmett, Inc.	18,138	(663,126)
Taubman Centers, Inc.	9,384	(693,759)
Webster Financial Corp.	13,800	(749,064)
Essex Property Trust, Inc.	3,373	(784,223)
Federal Realty Investment Trust	5,685	(807,895)
Associated Banc-Corp.	32,712	(807,986)
People's United Financial, Inc.	61,298	(1,186,729)
Crown Castle International Corp.	17,807	(1,545,112)
Total Financial		(13,703,278)
Total Common Stocks Sold Short
(Proceeds $30,315,677)		(34,505,916)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

Face Amount		Value
CORPORATE BONDS†† - 0.0%
Envision Healthcare Corp.
5.13% due 07/01/22[8]	$(250,000)	$(249,063)
Nature's Bounty Co.
7.63% due 05/15/21[8]	(800,000)	(828,000)
Total Corporate Bonds
(Cost $(1,053,082))		(1,077,063)
Total Securities Sold Short- (0.9)%
(Proceeds $31,368,759)		$(35,582,979)
Other Assets & Liabilities, net - 0.0%		1,465,931
Total Net Assets - 100.0%		$3,919,789,205

Unrealized Gain (Loss)
OTC EQUITY SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley June 2017 Macro Opportunities Short Custom Basket Swap 0.31%[19], Terminating 11/30/17 (Notional Value $79,708,242)	$(5,193,295)

OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley June 2017 Macro Opportunities Long Custom Basket Swap 1.27%[18], Terminating 11/30/17 (Notional Value $55,643,247)	5,101,794

	Shares
CUSTOM BASKET OF LONG SECURITIES[18]
United Continental Holdings, Inc.*	10,846	$255,511
Alaska Air Group, Inc.	10,262	228,612
Southwest Airlines Co.	17,156	190,423
Teradyne, Inc.	28,697	186,993
Science Applications International Corp.	6,522	186,399
Discover Financial Services	10,633	162,691
Trinity Industries, Inc.	15,733	156,813
Wabash National Corp.	31,625	148,071
Scripps Networks Interactive, Inc. — Class A	15,273	146,804
Lincoln National Corp.	5,419	143,129
Conagra Brands, Inc.	29,609	139,103
JetBlue Airways Corp.*	33,561	138,764
ManpowerGroup, Inc.	9,622	134,876
Energizer Holdings, Inc.	14,700	131,226
Robert Half International, Inc.	10,667	123,109
United Rentals, Inc.*	4,072	115,173
Cambrex Corp.*	6,427	113,559
Flowers Foods, Inc.	31,535	112,827
Synchrony Financial	12,976	104,848
American Airlines Group, Inc.	10,152	104,665
AECOM*	12,627	101,844
Intel Corp.	34,481	101,805
F5 Networks, Inc.*	4,627	98,382
Universal Corp.	9,885	98,125
eBay, Inc.*	33,933	92,987
Harris Corp.	5,751	91,063
Juniper Networks, Inc.	18,608	86,814
Post Holdings, Inc.*	5,529	82,601
CSX Corp.	14,762	82,128
Northern Trust Corp.	5,597	80,191
Textron, Inc.	8,710	78,502
United Natural Foods, Inc.*	9,404	77,862
Old Republic International Corp.	48,625	77,097
Ameren Corp.	24,290	73,695
Archer-Daniels-Midland Co.	21,750	72,642
Telephone & Data Systems, Inc.	35,282	68,828
Motorola Solutions, Inc.	10,608	67,951
Owens & Minor, Inc.	25,156	65,914
Wyndham Worldwide Corp.	5,665	62,432
Best Buy Co., Inc.	14,162	60,385
Big Lots, Inc.	12,019	59,862
Discovery Communications, Inc. — Class A*	30,613	55,174
Hawaiian Electric Industries, Inc.	14,162	54,200
UGI Corp.	29,659	53,983
Sysco Corp.	9,743	53,638
Fiserv, Inc.*	8,607	53,024
Brunswick Corp.	6,381	52,303
Foot Locker, Inc.	6,224	48,517
Carlisle Companies, Inc.	7,700	47,175
BorgWarner, Inc.	10,206	46,197
Progressive Corp.	17,041	41,108
CNO Financial Group, Inc.	20,568	41,011
DaVita, Inc.*	13,951	40,963
Entergy Corp.	11,253	39,629
Texas Instruments, Inc.	12,698	39,549
Cognizant Technology Solutions Corp. — Class A*	7,440	37,113
TRI Pointe Group, Inc.*	32,739	29,871
Cal-Maine Foods, Inc.	15,096	25,408
Target Corp.	9,048	24,068
PPL Corp.	34,291	21,264
Interpublic Group of Companies, Inc.	17,074	21,103
Bed Bath & Beyond, Inc.	22,995	18,849
Masco Corp.	19,465	10,291
MEDNAX, Inc.*	7,210	7,609
AmerisourceBergen Corp. — Class A	7,223	5,093
Fidelity National Information Services, Inc.	4,953	(319)
PepsiCo, Inc.	6,786	(1,431)
Casey's General Stores, Inc.	3,413	(1,698)
Amgen, Inc.	10,037	(9,892)
Procter & Gamble Co.	9,071	(13,635)
Danaher Corp.	10,616	(16,397)
Duke Energy Corp.	10,761	(17,343)
Philip Morris International, Inc.	4,295	(18,074)
Mallinckrodt plc*	6,702	(31,745)
Pitney Bowes, Inc.	38,161	(56,407)
Merck & Company, Inc.	13,164	(59,032)
Ford Motor Co.	56,937	(60,293)
VeriSign, Inc.*	12,660	(65,164)
Michael Kors Holdings Ltd.*	12,145	(80,978)
FirstEnergy Corp.	47,249	(94,507)
Total Custom Basket of Long Securities		5,044,931

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[19]
Mattel, Inc.	(27,039)	$115,906
International Flavors & Fragrances, Inc.	(7,487)	111,680
Fortinet, Inc.*	(11,686)	57,213
Sempra Energy	(9,989)	45,737
Red Hat, Inc.*	(6,243)	39,216
Healthcare Realty Trust, Inc.	(14,481)	37,614
Newell Brands, Inc.	(12,379)	36,846
MarketAxess Holdings, Inc.	(2,162)	32,354
salesforce.com, Inc.*	(5,776)	31,435
Allegion plc	(5,391)	28,326
Expedia, Inc.	(3,859)	24,818
NIKE, Inc. — Class B	(16,924)	23,175
FactSet Research Systems, Inc.	(2,267)	21,206
Buffalo Wild Wings, Inc.*	(2,974)	20,266
Cintas Corp.	(3,801)	19,500
NiSource, Inc.	(21,544)	18,266
American Campus Communities, Inc.	(17,313)	15,135
Fastenal Co.	(10,894)	12,360
Ligand Pharmaceuticals, Inc. — Class B*	(3,266)	10,956
Global Payments, Inc.	(5,278)	10,903
Home Depot, Inc.	(4,965)	10,215
Facebook, Inc. — Class A*	(2,943)	9,297
Bemis Company, Inc.	(9,411)	8,823
Healthcare Services Group, Inc.	(15,540)	8,053
Loews Corp.	(16,432)	7,424
Washington Federal, Inc.	(16,929)	5,834
International Paper Co.	(9,254)	4,982
Innospec, Inc.	(5,511)	4,753
SCANA Corp.	(7,984)	4,454
U.S. Bancorp	(13,097)	4,219
Quaker Chemical Corp.	(4,264)	3,886
Priceline Group, Inc.*	(288)	2,941
Electronics for Imaging, Inc.*	(7,896)	2,734
Acadia Realty Trust	(12,047)	2,240
Aqua America, Inc.	(13,434)	1,865
AptarGroup, Inc.	(6,858)	1,149
Sealed Air Corp.	(18,635)	1,004
Prologis, Inc.	(11,632)	123
HCP, Inc.	(12,760)	(15)
Communications Sales & Leasing, Inc.	(13,858)	(122)
PPG Industries, Inc.	(4,449)	(501)
Commerce Bancshares, Inc.	(10,353)	(1,647)
Equinix, Inc.	(3,215)	(1,665)
Tyler Technologies, Inc.*	(2,476)	(1,855)
Atmos Energy Corp.	(11,831)	(3,161)
Provident Financial Services, Inc.	(12,435)	(3,201)
Ross Stores, Inc.	(10,199)	(4,339)
Orbital ATK, Inc.	(4,255)	(4,965)
Citizens Financial Group, Inc.	(9,964)	(5,252)
BB&T Corp.	(12,500)	(5,688)
Weyerhaeuser Co.	(17,685)	(6,476)
Trustmark Corp.	(16,440)	(7,219)
New Jersey Resources Corp.	(22,603)	(7,813)
Duke Realty Corp.	(23,880)	(8,430)
Kilroy Realty Corp.	(5,845)	(9,398)
National Retail Properties, Inc.	(8,874)	(9,664)
Digital Realty Trust, Inc.	(3,720)	(10,340)
BlackRock, Inc. — Class A	(898)	(11,013)
CoreSite Realty Corp.	(8,360)	(11,151)
First Industrial Realty Trust, Inc.	(34,614)	(11,606)
STERIS plc	(6,029)	(12,391)
Adobe Systems, Inc.*	(3,715)	(12,467)
UDR, Inc.	(13,038)	(13,977)
Align Technology, Inc.*	(3,605)	(16,948)
Flowserve Corp.	(7,295)	(17,539)
Intercontinental Exchange, Inc.	(8,974)	(19,237)
Chuy's Holdings, Inc.*	(10,377)	(19,626)
O'Reilly Automotive, Inc.*	(2,616)	(19,987)
Corning, Inc.	(14,290)	(22,404)
Netflix, Inc.*	(3,013)	(24,436)
Four Corners Property Trust, Inc.	(17,400)	(26,225)
Belmond Ltd. — Class A*	(33,908)	(26,658)
Bottomline Technologies de, Inc.*	(14,264)	(26,858)
Tiffany & Co.	(5,293)	(26,908)
Ecolab, Inc.	(12,181)	(31,303)
Alexander & Baldwin, Inc.	(7,868)	(31,349)
McDonald's Corp.	(4,569)	(33,031)
Tractor Supply Co.	(11,070)	(35,410)
Alexandria Real Estate Equities, Inc.	(8,172)	(35,529)
MDC Holdings, Inc.	(21,714)	(37,197)
Education Realty Trust, Inc.	(14,275)	(38,032)
DCT Industrial Trust, Inc.	(12,478)	(38,326)
General Electric Co.	(31,561)	(39,912)
Starbucks Corp.	(17,109)	(40,257)
Texas Roadhouse, Inc. — Class A	(11,596)	(40,261)
Dominion Resources, Inc.	(14,379)	(43,649)
Deltic Timber Corp.	(9,107)	(44,529)
Royal Caribbean Cruises Ltd.	(4,324)	(47,270)
Five Below, Inc.*	(12,793)	(48,229)
CME Group, Inc. — Class A	(7,974)	(48,629)
Public Storage	(3,307)	(49,003)
Cheesecake Factory, Inc.	(8,712)	(49,503)
Trimble, Inc.*	(12,100)	(51,005)
Alliant Energy Corp.	(25,670)	(51,747)
Advance Auto Parts, Inc.	(2,613)	(52,516)
S&P Global, Inc.	(3,944)	(53,742)
Donaldson Company, Inc.	(9,207)	(58,869)
Air Products & Chemicals, Inc.	(5,734)	(59,616)
Panera Bread Co. — Class A*	(4,620)	(60,999)
Domino's Pizza, Inc.	(3,601)	(63,879)
Marriott Vacations Worldwide Corp.	(4,610)	(68,330)
RPM International, Inc.	(15,924)	(70,013)
Compass Minerals International, Inc.	(13,300)	(74,286)
Lexington Realty Trust	(34,346)	(77,317)
American International Group, Inc.	(9,306)	(77,472)
Allegheny Technologies, Inc.	(30,859)	(77,496)
Lithia Motors, Inc. — Class A	(7,026)	(79,131)
Take-Two Interactive Software, Inc.*	(12,705)	(79,261)
West Pharmaceutical Services, Inc.	(8,058)	(82,902)
Group 1 Automotive, Inc.	(5,011)	(84,171)
Financial Engines, Inc.	(12,126)	(88,361)
Old National Bancorp	(24,788)	(92,708)
Eagle Materials, Inc.	(5,855)	(94,288)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Unrealized Gain (Loss)
Ulta Salon Cosmetics & Fragrance, Inc.*	(2,187)	$(95,768)
Bio-Rad Laboratories, Inc. — Class A*	(4,498)	(98,778)
Deere & Co.	(4,836)	(99,745)
Scotts Miracle-Gro Co. — Class A	(12,237)	(105,583)
Sterling Bancorp	(17,495)	(109,291)
MB Financial, Inc.	(13,621)	(116,848)
BancorpSouth, Inc.	(15,094)	(119,279)
Dunkin' Brands Group, Inc.	(16,658)	(119,360)
CF Industries Holdings, Inc.	(15,830)	(120,949)
Copart, Inc.*	(10,088)	(123,961)
Jack in the Box, Inc.	(4,704)	(125,464)
Fulton Financial Corp.	(29,087)	(129,239)
New York Community Bancorp, Inc.	(88,437)	(134,061)
First Horizon National Corp.	(33,998)	(134,720)
Wendy's Co.	(54,587)	(146,759)
Freeport-McMoRan, Inc.*	(51,645)	(148,691)
US Concrete, Inc.*	(9,433)	(149,825)
PTC, Inc.*	(15,548)	(154,937)
Goldman Sachs Group, Inc.	(3,083)	(155,947)
Bob Evans Farms, Inc.	(10,343)	(159,068)
Leucadia National Corp.	(25,289)	(175,826)
NVIDIA Corp.	(5,885)	(199,166)
United States Steel Corp.	(20,372)	(270,747)
Total Custom Basket of Short Securities		(5,037,814)

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/(Depreciation)
BOA Merrill Lynch	Receive	1-Year-USD-Federal Funds	0.60%	1/31/2018	$(1,669,250,000)	$5,082,165	$5,082,165
BOA Merrill Lynch	Receive	1-Year-USD-Federal Funds	0.61%	1/31/2018	(56,750,000)	165,991	165,991
BOA Merrill Lynch	Receive	3-Month USD-LIBOR	1.59%	7/2/2018	(34,550,000)	(139,966)	(139,966)
BOA Merrill Lynch	Receive	3-Month USD-LIBOR	2.73%	7/2/2023	(23,800,000)	(876,739)	(876,739)
							$4,231,451

OTC FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at December 31, 2016	Net Unrealized Appreciation/ (Depreciation)
J.P. Morgan	(10,701,000)	GBP	01/12/17	$13,471,852	$13,190,343	$281,509
Bank of America	(2,981,000)	EUR	01/12/17	3,147,161	3,139,169	7,992
J.P. Morgan	(3,082,000)	EUR	01/12/17	3,228,033	3,245,528	(17,495)
						$272,006

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at December 31, 2016.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[3]	Illiquid security.
[4]	Zero coupon rate security.
[5]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[6]	Rate indicated is the 7 day yield as of December 31, 2016.
[7]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[8]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $1,786,950,548 (cost $1,792,816,002), or 45.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[9]	Security with no rate was unsettled at December 31, 2016.
[10]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[11]	Perpetual maturity.
[12]	Security is in default of interest and/or principal obligations.
[13]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[14]	Repurchase Agreement — See Note 4.
[15]	Affiliated issuer — See Note 5.
[16]
Security is a 144A or Section 4(a)(2) security. These securities are considered to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $47,167,792 (cost $62,163,138), or 1.2% of total net assets — See Note 6.

[17]	The face amount is denominated in U.S. dollars unless otherwise indicated.
[18]	Total Return is based on the return of long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2016.
[19]	Total Return is based on the return of short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2016.
[20]	All or a portion of this security is owned by Cayman Islands subsidiary, which is a 100% owned subsidiary of the Fund — See Note 9.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$1,235,764,105	$—	$11,021,468	$1,246,785,573
Collateralized Mortgage Obligations	—	595,147,937	—	—	595,147,937
Commercial Paper	—	306,228,333	—	—	306,228,333
Common Stocks	114,550,372	339,347	—	198,358	115,088,077
Corporate Bonds	—	443,710,174	—	9,972,761	453,682,935
Forward Foreign Currency Exchange Contracts	—	—	289,501	—	289,501
Federal Agency Discount Notes	—	22,097,029	—	—	22,097,029
Foreign Government Bonds	—	44,072,624	—	—	44,072,624
Interest Rate Swap Agreements	—	—	5,248,156	—	5,248,156
Mutual Funds	255,278,966	—	—	—	255,278,966
Options Purchased	81,621	—	—	—	81,621
Preferred Stocks	—	18,348,420	—	60,731	18,409,151
Repurchase Agreements	—	1,078,313	—	—	1,078,313
Senior Fixed Rate Interests	—	1,139,951	—	83,069	1,223,020
Senior Floating Rate Interests	—	616,200,738	—	55,203,744	671,404,482
Short-Term Investments	223,175,298	—	—	—	223,175,298
OTC Equity Swap Agreements	—	—	5,101,794	—	5,101,794
Warrants	—	152,894	—	—	152,894
Total	$593,086,257	$3,284,279,865	$10,639,451	$76,540,131	$3,964,545,704

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$34,505,916	$—	$—	$—	$34,505,916
Corporate Bonds	—	1,077,063	—	—	1,077,063
Forward Foreign Currency Exchange Contracts	—	—	17,495	—	17,495
Interest Rate Swap Agreements	—	—	1,016,705	—	1,016,705
OTC Equity Swap Agreements	—	—	5,193,295	—	5,193,295
Total	$34,505,916	$1,077,063	$6,227,495	$—	$41,810,474

*	Other financial instruments include forward foreign currency exchange contracts and/or swaps, which are reported as unrealized gain/loss at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 12/31/16	Valuation Technique	Unobservable Inputs	Input Value
Asset-Backed Securities	$11,021,468	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	–
Common Stocks	178,597	Model Price	Purchase Price	–
Common Stocks	19,252	Enterprise Value	Valuation Multiple	6.7%
Common Stocks	509	Model Price	Liquidation value	–
Corporate Bonds	7,765,183	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	–
Corporate Bonds	1,807,450	Model Price	Market Comparable Yields	8.6%
Corporate Bonds	400,128	Model Price	Liquidation value	–
Preferred Stocks	60,731	Model Price	Market Comparable Yields	–
Senior Fixed Rate Interests	83,069	Enterprise Value	Valuation Multiple	6.7%
Senior Floating Rate Interests	29,801,157	Model Price	Purchase Price	–
Senior Floating Rate Interests	8,730,916	Model Price	Market Comparable Yields	5.5%
Senior Floating Rate Interests	6,889,180	Model Price	Market Comparable Yields	4.7%
Senior Floating Rate Interests	4,972,530	Model Price	Purchase Price	9.2	x
Senior Floating Rate Interests	3,009,825	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	–
Senior Floating Rate Interests	1,800,136	Model Price	Market Comparable Yields	6.0%
Total	$76,540,131

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of December 31, 2016, the Fund had securities with a total value of $8,014,649 transfer into Level 3 from Level 2 and securities with a total value of $8,021,722 transfer out of Level 3 into Level 2 due to changes in securities valuation method. There were no other securities that transferred between Levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2016:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Senior Fixed Rate Interests	Asset- Backed Securities	Corporate Bonds	Common Stocks	Preferred Stocks	Total
Macro Opportunities Fund
Assets:
Beginning Balance	$57,291,281	$80,078	$11,440,397	$14,804,985	$31,195	$60,731	$83,708,667
Purchases	1,110,606	2,139	-	-	-	-	1,112,745
Sales, maturities and paydowns	(7,170,078)	-	(331,088)	(291,054)	1,976,000	-	(5,816,220)
Total realized gains or losses included in earnings	(743,161)	-	-	-	(1,976,003)	-	(2,719,164)
Total change in unrealized gains or losses included in earnings	461,043	852	(87,841)	(101,448)	(11,430)	-	261,176
Transfers into Level 3	7,836,053	-	-	-	178,596	-	8,014,649
Transfers out of Level 3	(3,582,000)	-	-	(4,439,722)	-	-	(8,021,722)
Ending Balance	$55,203,744	$83,069	$11,021,468	$9,972,761	$198,358	$60,731	$76,540,131
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016	$10,861	$852	$(91,464)	$(116,978)	$(11,430)	$-	$(208,159)

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 86.1%
REITs - 74.3%
REITs-Diversified – 24.0%
Weyerhaeuser Co.	6,279	$188,934
American Tower Corp. — Class A1	1,516	160,210
Gramercy Property Trust	17,014	156,189
Crown Castle International Corp.[1]	1,629	141,348
Equinix, Inc.[1]	394	140,820
Liberty Property Trust	3,054	120,633
Cousins Properties, Inc.	13,236	112,638
Vornado Realty Trust	1,037	108,232
GEO Group, Inc.	1,561	56,087
CoreCivic, Inc.	2,193	53,641
Total REITs-Diversified		1,238,732
REITs-Warehouse/Industries - 11.0%
Rexford Industrial Realty, Inc.	8,775	203,492
CyrusOne, Inc.	3,288	147,072
EastGroup Properties, Inc.	1,991	147,015
QTS Realty Trust, Inc. — Class A	1,408	69,907
Total REITs-Warehouse/Industries		567,486
REITs-Apartments - 9.0%
Equity Residential[1]	2,547	163,925
Monogram Residential Trust, Inc.	14,282	154,531
Colony Starwood Homes	5,097	146,845
Total REITs-Apartments		465,301
REITs-Shopping Centers - 8.6%
Regency Centers Corp.	2,363	162,929
Federal Realty Investment Trust[1]	1,086	154,331
Acadia Realty Trust	3,898	127,387
Total REITs-Shopping Centers		444,647
REITs-Office Property - 6.6%
Mack-Cali Realty Corp.	3,792	110,044
First Potomac Realty Trust	9,657	105,937
Alexandria Real Estate Equities, Inc.	827	91,905
Parkway, Inc.	1,654	36,802
Total REITs-Office Property		344,688
REITs-Manufactured Homes - 5.0%
Sun Communities, Inc.	1,865	142,877
Equity LifeStyle Properties, Inc.	1,575	113,558
Total REITs-Manufactured Homes		256,435
REITs-Mortgage - 2.9%
Blackstone Mortgage Trust, Inc. — Class A	5,020	150,951
REITs-Health Care - 2.6%
Physicians Realty Trust	7,178	136,095
REITs-Hotels - 2.4%
Apple Hospitality REIT, Inc.	6,112	122,118
REITs-Storage - 2.2%
National Storage Affiliates Trust	5,156	113,793
Total REITs		3,840,246
Lodging - 5.8%
Hotels & Motels - 5.8%
Hilton Worldwide Holdings, Inc.	7,064	192,141
La Quinta Holdings, Inc.*	7,555	107,357
Total Hotels & Motels		299,498
Insurance - 3.4%
Financial Guarantee Insurance - 3.4%
Radian Group, Inc.	5,147	92,543
MGIC Investment Corp.*	8,325	84,832
Total Financial Guarantee Insurance		177,375
Building Materials - 1.9%
Building & Construction Products-Miscellaneous - 1.9%
Louisiana-Pacific Corp.*	5,191	98,266
Home Builders - 0.7%
Building-Residential/Commercial - 0.7%
LGI Homes, Inc.*	1,302	37,406
Total Common Stocks
(Cost $4,220,627)		4,452,791

SHORT-TERM INVESTMENTS† - 14.5%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 0.35%[2]	746,871	746,871
Total Short-Term Investments
(Cost $746,871)		746,871
Total Investments - 100.6%
(Cost $4,967,498)		$5,199,662
Other Assets & Liabilities, net - (0.6)%		(31,642)
Total Net Assets - 100.0%		$5,168,020

Unrealized Gain (Loss)
OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley June 2017 Market Neutral Real Estate Portfolio Short Custom Basket Swap 0.31%[3], Terminating 06/15/17 (Notional Value $4,518,904)	$(136,135)

	Shares
CUSTOM BASKET OF SHORT SECURITIES
iShares U.S. Real Estate ETF	(11,065)	$30,450
Ramco-Gershenson Properties Trust	(8,943)	23,047
Realty Income Corp.	(2,531)	21,437
National Retail Properties, Inc.	(3,314)	17,370
Senior Housing Properties Trust	(6,563)	16,914
Digital Realty Trust, Inc.	(1,830)	13,141
Brixmor Property Group, Inc.	(5,589)	12,064
DDR Corp.	(9,161)	8,797

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES
Duke Realty Corp.	(4,121)	$6,498
HCP, Inc.	(2,598)	4,860
Ryman Hospitality Properties, Inc.	(1,616)	(1,495)
Sunstone Hotel Investors, Inc.	(6,848)	(2,086)
Urban Edge Properties	(5,665)	(3,829)
UDR, Inc.	(3,125)	(5,687)
PS Business Parks, Inc.	(928)	(6,302)
Government Properties Income Trust	(7,804)	(6,744)
Sabra Health Care REIT, Inc.	(6,342)	(7,549)
Hersha Hospitality Trust	(5,100)	(9,768)
Investors Real Estate Trust	(17,422)	(11,422)
Omega Healthcare Investors, Inc.	(4,463)	(12,256)
Piedmont Office Realty Trust, Inc. — Class A	(8,553)	(13,106)
Iron Mountain, Inc.	(5,761)	(15,386)
Hospitality Properties Trust	(3,719)	(17,222)
EPR Properties	(2,096)	(20,190)
Lexington Realty Trust	(9,205)	(22,062)
Host Hotels & Resorts, Inc.	(6,628)	(22,703)
STAG Industrial, Inc.	(6,241)	(39,881)
Douglas Emmett, Inc.	(4,672)	(45,203)
Total Custom Basket of Short Securities		(108,313)

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
[2]	Rate indicated is the 7 day yield as of December 31, 2016.
[3]	Total return is based on the return of the custom basket of short securities +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$4,452,791	$—	$—	$—	$4,452,791
Short-Term Investments	746,871	—	—	—	746,871
Total	$5,199,662	$—	$—	$—	$5,199,662

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
OTC Equity Swap Agreements	$—	$—	$136,135	$—	$136,135

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7%
Financial - 35.6%
Zions Bancorporation	357,135	$15,371,090
KeyCorp	606,788	11,086,016
Alleghany Corp.*	17,870	10,867,105
Wintrust Financial Corp.	136,985	9,941,002
Assured Guaranty Ltd.	224,955	8,496,550
Trustmark Corp.	234,931	8,375,289
Huntington Bancshares, Inc.	599,471	7,925,007
Fulton Financial Corp.	389,480	7,322,224
Popular, Inc.	161,294	7,067,903
Radian Group, Inc.	360,961	6,490,079
Sun Communities, Inc.	81,496	6,243,409
E*TRADE Financial Corp.*	176,549	6,117,423
Unum Group	137,332	6,032,995
Hanover Insurance Group, Inc.	62,743	5,710,240
Prosperity Bancshares, Inc.	76,194	5,469,205
Alexandria Real Estate Equities, Inc.	46,202	5,134,429
CubeSmart	189,777	5,080,330
EastGroup Properties, Inc.	65,008	4,800,191
Equity Commonwealth*	137,452	4,156,548
Cousins Properties, Inc.	479,462	4,080,222
EPR Properties	54,969	3,945,125
Lexington Realty Trust	330,030	3,564,324
PacWest Bancorp	64,607	3,517,205
First Merchants Corp.	92,831	3,495,087
First Industrial Realty Trust, Inc.	115,802	3,248,246
IBERIABANK Corp.	37,822	3,167,593
DCT Industrial Trust, Inc.	62,198	2,978,040
National Storage Affiliates Trust	127,313	2,809,798
Redwood Trust, Inc.	183,428	2,789,940
Howard Hughes Corp.*	23,879	2,724,594
Monogram Residential Trust, Inc.	234,338	2,535,537
Camden Property Trust	30,148	2,534,542
CoreCivic, Inc.	82,972	2,029,495
Hancock Holding Co.	42,383	1,826,707
Banc of California, Inc.	94,900	1,646,515
Umpqua Holdings Corp.	85,868	1,612,601
Farmer Mac — Class C	27,313	1,564,216
Genworth Financial, Inc. — Class A*	351,751	1,340,171
Parkway, Inc.*	59,932	1,333,487
Apartment Investment & Management Co. — Class A	28,602	1,299,961
Total Financial		195,730,441
Industrial - 15.7%
WestRock Co.	159,190	8,082,075
Oshkosh Corp.	113,034	7,303,127
Gentex Corp.	350,216	6,895,752
Sonoco Products Co.	129,868	6,844,044
Corning, Inc.	261,760	6,352,915
Orbital ATK, Inc.	66,638	5,846,152
FLIR Systems, Inc.	128,731	4,658,775
Harris Corp.	41,737	4,276,790
Owens-Illinois, Inc.*	231,809	4,035,795
Huntington Ingalls Industries, Inc.	21,662	3,989,924
Werner Enterprises, Inc.	145,448	3,919,824
Spirit AeroSystems Holdings, Inc. — Class A	58,742	3,427,596
Crane Co.	42,679	3,078,009
Scorpio Tankers, Inc.	668,711	3,029,261
Summit Materials, Inc. — Class A*	126,556	3,010,759
Kirby Corp.*	45,098	2,999,017
ITT, Inc.	68,205	2,630,667
Owens Corning	47,516	2,449,925
Covenant Transportation Group, Inc. — Class A*	90,428	1,748,878
Ryder System, Inc.	19,962	1,485,971
Total Industrial		86,065,256
Consumer, Non-cyclical - 10.5%
Bunge Ltd.	109,007	7,874,666
Navigant Consulting, Inc.*	265,556	6,952,255
Emergent BioSolutions, Inc.*	202,261	6,642,251
Quest Diagnostics, Inc.	68,021	6,251,130
United Rentals, Inc.*	43,350	4,576,893
Sanderson Farms, Inc.	47,871	4,511,363
ICF International, Inc.*	77,385	4,271,652
Premier, Inc. — Class A*	124,090	3,767,372
Dean Foods Co.	157,120	3,422,074
HealthSouth Corp.	64,208	2,647,938
Surgical Care Affiliates, Inc.*	54,244	2,509,870
Ingredion, Inc.	17,827	2,227,662
Molina Healthcare, Inc.*	40,095	2,175,555
Total Consumer, Non-cyclical		57,830,681
Utilities - 9.2%
OGE Energy Corp.	245,725	8,219,502
Ameren Corp.	115,731	6,071,248
Black Hills Corp.	98,951	6,069,654
Portland General Electric Co.	131,042	5,678,050
Avista Corp.	127,109	5,083,089
Pinnacle West Capital Corp.	62,742	4,895,758
UGI Corp.	92,499	4,262,354
AES Corp.	349,829	4,065,013
Calpine Corp.*	278,143	3,179,174
ONE Gas, Inc.	43,958	2,811,554
Total Utilities		50,335,396
Technology - 8.1%
Micron Technology, Inc.*	377,374	8,272,038
IXYS Corp.	453,134	5,392,295
CSRA, Inc.	164,143	5,226,313
Lam Research Corp.	44,542	4,709,425
Cray, Inc.*	211,248	4,372,834
Maxwell Technologies, Inc.*	819,695	4,196,838
MKS Instruments, Inc.	68,075	4,043,655
Photronics, Inc.*	282,080	3,187,504
Qorvo, Inc.*	51,098	2,694,398
Teradata Corp.*	97,805	2,657,362
Total Technology		44,752,662
Consumer, Cyclical - 7.1%
UniFirst Corp.	53,152	7,635,285
PVH Corp.	63,791	5,756,500
DR Horton, Inc.	201,457	5,505,820
Deckers Outdoor Corp.*	69,807	3,866,610
Caleres, Inc.	110,657	3,631,763
CalAtlantic Group, Inc.	84,934	2,888,605

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Cyclical - 7.1% (continued)
AutoNation, Inc.*	58,106	$2,826,857
J.C. Penney Company, Inc.*	290,307	2,412,451
Macy's, Inc.	63,674	2,280,166
Goodyear Tire & Rubber Co.	44,751	1,381,463
Vista Outdoor, Inc.*	25,206	930,101
Total Consumer, Cyclical		39,115,621
Energy - 6.1%
Laredo Petroleum, Inc.*	330,594	4,674,600
Whiting Petroleum Corp.*	345,109	4,148,210
Chesapeake Energy Corp.*	573,154	4,023,541
Rowan Companies plc — Class A*	202,999	3,834,651
Oasis Petroleum, Inc.*	216,589	3,279,157
Apache Corp.	48,781	3,096,130
Marathon Oil Corp.	168,030	2,908,599
Tesoro Corp.	30,706	2,685,239
Western Refining, Inc.	70,909	2,683,906
Gulfport Energy Corp.*	90,204	1,952,015
Total Energy		33,286,048
Communications - 3.9%
DigitalGlobe, Inc.*	332,174	9,516,785
Scripps Networks Interactive, Inc. — Class A	63,835	4,555,904
Finisar Corp.*	146,050	4,420,934
Infinera Corp.*	322,488	2,737,923
Total Communications		21,231,546
Basic Materials - 3.5%
Reliance Steel & Aluminum Co.	68,300	5,432,582
Freeport-McMoRan, Inc.*	362,127	4,776,455
Olin Corp.	151,980	3,892,208
LyondellBasell Industries N.V. — Class A	28,813	2,471,579
Clearwater Paper Corp.*	19,543	1,281,044
Landec Corp.*	90,091	1,243,256
Total Basic Materials		19,097,124
Total Common Stocks
(Cost $441,053,503)		547,444,775

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1	858,334	3
Total Convertible Preferred Stocks
(Cost $819,654)		3

SHORT-TERM INVESTMENTS† - 0.8%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.31%[2]	4,554,500	4,554,500
Total Short-Term Investments
(Cost $4,554,500)		4,554,500
Total Investments - 100.5%
(Cost $446,427,657)		$551,999,278
Other Assets & Liabilities, net - (0.5)%		(2,841,908)
Total Net Assets - 100.0%		$549,157,370

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of December 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$547,444,775	$—	$—	$547,444,775
Convertible Preferred Stocks	—	—	3	3
Short-Term Investments	4,554,500	—	—	4,554,500
Total	$551,999,275	$—	$3	$551,999,278

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 98.8%
Financial - 35.4%
Zions Bancorporation	45,018	$1,937,574
KeyCorp	78,563	1,435,346
Alleghany Corp.*	2,292	1,393,811
Wintrust Financial Corp.	17,509	1,270,628
Assured Guaranty Ltd.	28,110	1,061,715
Trustmark Corp.	29,256	1,042,977
Huntington Bancshares, Inc.	77,429	1,023,611
Fulton Financial Corp.	50,500	949,400
Popular, Inc.	21,029	921,491
Radian Group, Inc.	46,809	841,626
Sun Communities, Inc.	10,296	788,777
Unum Group	17,813	782,525
E*TRADE Financial Corp.*	22,307	772,938
EPR Properties	10,308	739,805
Prosperity Bancshares, Inc.	9,718	697,558
Hanover Insurance Group, Inc.	7,542	686,397
Alexandria Real Estate Equities, Inc.	5,838	648,777
CubeSmart	23,978	641,891
EastGroup Properties, Inc.	8,247	608,958
Equity Commonwealth*	17,447	527,597
Cousins Properties, Inc.	58,381	496,822
First Merchants Corp.	12,068	454,360
PacWest Bancorp	8,205	446,680
Lexington Realty Trust	39,424	425,779
First Industrial Realty Trust, Inc.	14,858	416,767
IBERIABANK Corp.	4,924	412,385
DCT Industrial Trust, Inc.	7,729	370,065
National Storage Affiliates Trust	16,408	362,125
Redwood Trust, Inc.	23,673	360,066
Howard Hughes Corp.*	3,081	351,542
Camden Property Trust	3,822	321,315
Monogram Residential Trust, Inc.	29,608	320,359
CoreCivic, Inc.	10,560	258,298
Hancock Holding Co.	5,324	229,464
Banc of California, Inc.	12,351	214,290
Farmer Mac — Class C	3,541	202,793
Umpqua Holdings Corp.	10,725	201,416
Genworth Financial, Inc. — Class A*	44,811	170,730
Apartment Investment & Management Co. — Class A	3,613	164,211
Parkway, Inc.*	7,298	162,381
Total Financial		25,115,250
Industrial - 15.5%
WestRock Co.	19,643	997,276
Oshkosh Corp.	14,815	957,197
Sonoco Products Co.	16,758	883,147
Gentex Corp.	44,537	876,933
Corning, Inc.	33,299	808,167
Orbital ATK, Inc.	8,675	761,058
FLIR Systems, Inc.	16,697	604,264
Harris Corp.	5,422	555,592
Owens-Illinois, Inc.*	29,925	520,994
Huntington Ingalls Industries, Inc.	2,736	503,944
Werner Enterprises, Inc.	18,296	493,077
Spirit AeroSystems Holdings, Inc. — Class A	7,423	433,132
Kirby Corp.*	5,973	397,204
Crane Co.	5,387	388,510
Scorpio Tankers, Inc.	84,954	384,842
Summit Materials, Inc. — Class A*	16,044	381,693
ITT, Inc.	8,705	335,752
Owens Corning	6,034	311,113
Covenant Transportation Group, Inc. — Class A*	11,765	227,535
Ryder System, Inc.	2,593	193,023
Total Industrial		11,014,453
Consumer, Non-cyclical - 10.4%
Bunge Ltd.	13,907	1,004,642
Navigant Consulting, Inc.*	33,551	878,365
Emergent BioSolutions, Inc.*	25,554	839,193
Quest Diagnostics, Inc.	8,702	799,714
United Rentals, Inc.*	5,621	593,465
Sanderson Farms, Inc.	6,048	569,964
ICF International, Inc.*	9,989	551,393
Premier, Inc. — Class A*	15,866	481,692
Dean Foods Co.	19,912	433,683
HealthSouth Corp.	8,373	345,303
Surgical Care Affiliates, Inc.*	7,074	327,314
Ingredion, Inc.	2,291	286,283
Molina Healthcare, Inc.*	5,151	279,493
Total Consumer, Non-cyclical		7,390,504
Utilities - 9.1%
OGE Energy Corp.	31,120	1,040,964
Black Hills Corp.	12,913	792,083
Ameren Corp.	14,622	767,070
Portland General Electric Co.	16,653	721,574
Avista Corp.	15,939	637,401
Pinnacle West Capital Corp.	7,969	621,821
UGI Corp.	11,774	542,546
AES Corp.	45,366	527,153
Calpine Corp.*	35,265	403,079
ONE Gas, Inc.	5,727	366,299
Total Utilities		6,419,990
Technology - 8.1%
Micron Technology, Inc.*	47,389	1,038,767
IXYS Corp.	59,080	703,052
CSRA, Inc.	21,033	669,691
Lam Research Corp.	5,670	599,488
Cray, Inc.*	27,226	563,578
Maxwell Technologies, Inc.*	105,774	541,563
MKS Instruments, Inc.	8,603	511,018
Photronics, Inc.*	36,405	411,377
Qorvo, Inc.*	6,601	348,071
Teradata Corp.*	12,634	343,266
Total Technology		5,729,871
Consumer, Cyclical - 7.1%
UniFirst Corp.	6,917	993,627
PVH Corp.	8,278	747,007
DR Horton, Inc.	24,712	675,379
Deckers Outdoor Corp.*	9,008	498,953
Caleres, Inc.	13,981	458,856
CalAtlantic Group, Inc.	10,744	365,403

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Consumer, Cyclical - 7.1% (continued)
AutoNation, Inc.*	7,501	$364,924
J.C. Penney Company, Inc.*	37,715	313,412
Macy's, Inc.	8,263	295,898
Goodyear Tire & Rubber Co.	5,805	179,200
Vista Outdoor, Inc.*	3,160	116,604
Total Consumer, Cyclical		5,009,263
Energy - 6.0%
Laredo Petroleum, Inc.*	42,629	602,774
Whiting Petroleum Corp.*	44,534	535,299
Chesapeake Energy Corp.*	72,788	510,972
Rowan Companies plc — Class A*	25,403	479,863
Oasis Petroleum, Inc.*	28,222	427,281
Apache Corp.	5,977	379,360
Marathon Oil Corp.	21,894	378,985
Tesoro Corp.	4,003	350,062
Western Refining, Inc.	9,150	346,328
Gulfport Energy Corp.*	11,563	250,223
HydroGen Corp.*,†††	1,265,700	1
Total Energy		4,261,148
Communications - 3.8%
DigitalGlobe, Inc.*	43,076	1,234,127
Scripps Networks Interactive, Inc. — Class A	7,894	563,395
Finisar Corp.*	18,582	562,477
Infinera Corp.*	41,659	353,685
Total Communications		2,713,684
Basic Materials - 3.4%
Reliance Steel & Aluminum Co.	8,712	692,952
Freeport-McMoRan, Inc.*	47,162	622,067
Olin Corp.	18,439	472,223
LyondellBasell Industries N.V. — Class A	3,665	314,384
Clearwater Paper Corp.*	2,535	166,169
Landec Corp.*	11,672	161,074
Total Basic Materials		2,428,869
Total Common Stocks
(Cost $56,857,067)		70,083,032

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,3	793,750	2
Total Convertible Preferred Stocks
(Cost $757,980)		2

SHORT-TERM INVESTMENTS† - 1.4%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.31%[2]	1,004,749	1,004,749
Total Short-Term Investments
(Cost $1,004,749)		1,004,749
Total Investments - 100.2%
(Cost $58,619,796)		$71,087,783
Other Assets & Liabilities, net - (0.2)%		(158,882)
Total Net Assets - 100.0%		$70,928,901

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of December 31, 2016.
[3]	Illiquid security.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$70,083,031	$—	$1	$70,083,032
Convertible Preferred Stocks	—	—	2	2
Short-Term Investments	1,004,749	—	—	1,004,749
Total	$71,087,780	$—	$3	$71,087,783

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
SHORT-TERM INVESTMENTS† - 6.0%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Class 0.47%[1]	3,457,331	$3,457,331
Total Short-Term Investments
(Cost $3,457,331)		3,457,331

	Face Amount
MUNICIPAL BONDS†† - 94.5%
California - 16.1%
Regents of the University of California Medical Center Pooled Revenue Revenue Bonds
1.34% due 05/15/43[2]	$2,000,000	1,620,080
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	1,000,000	1,181,690
6.25% due 10/01/40	250,000	295,423
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/21	1,000,000	1,184,540
San Diego Unified School District General Obligation Unlimited
due 07/01/39[3]	2,500,000	993,275
State of California General Obligation Unlimited
5.00% due 03/01/26	500,000	594,360
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
6.85% due 08/01/42[4]	1,000,000	573,280
Sacramento Municipal Utility District Revenue Bonds
5.00% due 08/15/37	500,000	563,825
Los Angeles Department of Water & Power Revenue Bonds
5.00% due 07/01/43	500,000	558,445
Kings Canyon Unified School District General Obligation Unlimited
5.00% due 08/01/28	445,000	518,109
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	300,000	337,950
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	200,000	246,878
Alameda Corridor Transportation Authority Revenue Bonds
5.00% due 10/01/35	200,000	227,074
Stanton Redevelopment Agency Tax Allocation
5.00% due 12/01/40	180,000	198,961
Culver Redevelopment Agency Tax Allocation
due 11/01/23[3]	195,000	148,366
Total California		9,242,256
Texas - 12.4%
North Texas Tollway Authority Revenue Bonds
5.75% due 01/01/18	2,235,000	2,337,899
due 01/01/36[3]	2,000,000	891,080
5.75% due 01/01/40	265,000	274,789
Texas Tech University Revenue Bonds
5.00% due 08/15/32	735,000	818,643
Dallas Area Rapid Transit Revenue Bonds
5.00% due 12/01/35	500,000	572,685
County of Harris Texas Revenue Bonds
1.28% due 08/15/35[2]	500,000	419,130
Birdville Independent School District General Obligation Unlimited
5.00% due 02/15/27	305,000	361,022
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[3]	2,000,000	350,380
Clint Independent School District General Obligation Unlimited
5.00% due 08/15/31	300,000	348,009
State of Texas General Obligation Unlimited
5.00% due 10/01/29	250,000	295,455
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/27	200,000	226,128
Central Texas Turnpike System Revenue Bonds
5.00% due 08/15/34	200,000	215,476
Total Texas		7,110,696
Illinois - 10.2%
Southern Illinois University Revenue Bonds
5.00% due 04/01/32	1,000,000	1,008,380
4.00% due 04/01/17	1,000,000	1,001,930
Chicago O'Hare International Airport Revenue Bonds
5.00% due 01/01/34	1,000,000	1,099,510
Chicago Transit Authority Revenue Bonds
5.25% due 06/01/26	740,000	762,259
City of Chicago Illinois General Obligation Unlimited
4.75% due 01/01/28	500,000	501,210
5.00% due 01/01/23	70,000	71,968
5.00% due 01/01/22	5,000	5,038

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
MUNICIPAL BONDS†† - 94.5% (continued)
Illinois - 10.2% (continued)
Will County Township High School District No. 204 Joliet General Obligation Ltd.
6.25% due 01/01/31	$500,000	$569,975
Chicago Board of Education General Obligation Unlimited
5.25% due 12/01/26	320,000	256,077
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	233,656
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/25†††	200,000	226,412
Metropolitan Pier & Exposition Authority Revenue Bonds
due 06/15/45[3]	500,000	114,095
Total Illinois		5,850,510
Michigan - 9.0%
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
1.17% due 07/01/32[2]	2,000,000	1,739,540
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,490,000	1,608,693
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	1,000,000	1,071,380
5.00% due 05/01/30	300,000	322,776
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
4.75% due 07/01/29	230,000	239,492
5.00% due 07/01/41	200,000	211,288
Total Michigan		5,193,169
Pennsylvania - 8.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.00% due 02/01/27	500,000	574,175
5.00% due 03/15/31	500,000	574,125
Pennsylvania Turnpike Commission Revenue Bonds
1.93% due 12/01/20[2]	500,000	504,860
1.64% due 12/01/21[2]	500,000	498,645
County of Allegheny Pennsylvania General Obligation Unlimited
1.14% due 11/01/26[2]	1,000,000	961,750
State Public School Building Authority Revenue Bonds
5.00% due 06/01/30	600,000	665,226
Pittsburgh Water & Sewer Authority Revenue Bonds
5.25% due 09/01/36	500,000	566,230
Reading School District General Obligation Unlimited
5.00% due 02/01/27	300,000	336,492
Total Pennsylvania		4,681,503
New York - 4.9%
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds
5.00% due 11/01/29	500,000	591,065
City of New York New York General Obligation Unlimited
5.00% due 08/01/28	500,000	587,385
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/39	500,000	563,855
New York Transportation Development Corp. Revenue Bonds
5.00% due 07/01/34	200,000	216,354
5.00% due 08/01/26	200,000	206,378
New York State Dormitory Authority Revenue Bonds
5.00% due 10/01/41	350,000	389,081
New York State Urban Development Corp. Revenue Bonds
5.00% due 03/15/35	250,000	282,185
Total New York		2,836,303
Arizona - 4.4%
Arizona Health Facilities Authority Revenue Bonds
1.38% due 01/01/37[2]	2,000,000	1,725,460
Arizona State University Revenue Bonds
5.00% due 07/01/34	500,000	572,140
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	225,394
Total Arizona		2,522,994
Washington - 3.7%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.00% due 09/01/27[5]	500,000	515,130
5.25% due 09/01/32[5]	500,000	508,785
King County Public Hospital District No. 1 General Obligation Ltd.
5.00% due 12/01/37	500,000	526,925
King County School District No. 409 Tahoma General Obligation Unlimited
5.00% due 12/01/27	325,000	386,279

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
MUNICIPAL BONDS†† - 94.5% (continued)
Washington - 3.7% (continued)
State of Washington General Obligation Unlimited
5.00% due 06/01/41	$195,000	$215,986
Total Washington		2,153,105
New Jersey - 3.6%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	1,000,000	1,091,850
New Jersey Turnpike Authority Revenue Bonds
0.98% due 01/01/24[2]	1,000,000	997,820
Total New Jersey		2,089,670
Massachusetts - 3.6%
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/41	1,000,000	1,145,540
Commonwealth of Massachusetts General Obligation Unlimited
1.16% due 05/01/37[2]	1,000,000	904,700
Total Massachusetts		2,050,240
Puerto Rico - 2.4%
Puerto Rico Electric Power Authority Revenue Bonds
1.09% due 07/01/29[2,5]	1,845,000	1,399,617
Florida - 2.2%
School Board of Miami-Dade County Certificate Of Participation
5.00% due 05/01/27	500,000	576,450
City of Jacksonville Florida Revenue Bonds
5.00% due 10/01/29	300,000	334,281
Miami Beach Redevelopment Agency Tax Allocation
5.00% due 02/01/40	300,000	329,991
Total Florida		1,240,722
District of Columbia - 1.9%
District of Columbia Water & Sewer Authority Revenue Bonds
5.00% due 10/01/45	500,000	562,920
District of Columbia General Obligation Unlimited
5.00% due 06/01/32	275,000	317,064
5.00% due 06/01/31	175,000	207,974
Total District of Columbia		1,087,958
Louisiana - 1.6%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds
5.00% due 10/01/37	620,000	681,219
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 07/01/39	200,000	217,148
Total Louisiana		898,367
Mississippi - 1.5%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	567,230
6.25% due 10/01/26	230,000	261,885
Total Mississippi		829,115
Georgia - 1.4%
City of Atlanta Georgia Water & Wastewater Revenue Revenue Bonds
5.00% due 11/01/40	500,000	563,815
Savannah Economic Development Authority Revenue Bonds
5.00% due 12/01/28	200,000	229,982
Total Georgia		793,797
Ohio - 1.4%
University of Cincinnati Revenue Bonds
5.00% due 06/01/36	500,000	565,120
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	220,460
Total Ohio		785,580
Colorado - 1.3%
Auraria Higher Education Center Revenue Bonds
5.00% due 04/01/28	390,000	455,477
University of Colorado Revenue Bonds
5.00% due 06/01/37	285,000	316,772
Total Colorado		772,249
Virginia - 1.1%
County of Fairfax Virginia General Obligation Unlimited
5.00% due 10/01/32	300,000	356,688
Virginia College Building Authority Revenue Bonds
5.00% due 02/01/28	250,000	294,575
Total Virginia		651,263
West Virginia - 1.0%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	557,700
Maryland - 0.9%
Maryland State Transportation Authority Revenue Bonds
5.00% due 07/01/35	500,000	522,290
Indiana - 0.7%
Indiana Finance Authority Revenue Bonds
5.50% due 04/01/24	400,000	442,396

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
MUNICIPAL BONDS†† - 94.5% (continued)
South Carolina - 0.6%
Anderson County School District No. 5 General Obligation Unlimited
5.00% due 03/01/27	$300,000	$359,799
Nevada - 0.5%
Las Vegas Valley Water District General Obligation Ltd.
5.00% due 06/01/27	230,000	271,481
Total Municipal Bonds
(Cost $54,410,640)		54,342,780
Total Investments - 100.5%
(Cost $57,867,971)		$57,800,111
Other Assets & Liabilities, net - (0.5)%		(269,065)
Total Net Assets - 100.0%		$57,531,046

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of December 31, 2016.
[2]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[3]	Zero coupon rate security.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is as of December 31, 2016.
[5]	Illiquid security.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$54,116,368	$226,412	$54,342,780
Short-Term Investments	3,457,331	—	—	3,457,331
Total	$3,457,331	$54,116,368	$226,412	$57,800,111

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 12/31/16	Valuation Technique	Unobservable Inputs
Municipal Bonds	$226,412	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Total	$226,412

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of December 31, 2016, the Fund had securities with a total value of $ 250,698 transfer into Level 3 into Level 2 due to changes in securities valuation method. There were no other securities that transferred between Levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2016:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Municipal
	Bonds	Total
MUNICIPAL INCOME
Assets:
Beginning Balance	$-	$-
Purchases	-	-
Sales, maturities and paydowns	-	-
Total realized gains or losses included in earnings	-	-
Total change in unrealized gains or losses included in earnings	(24,286)	(24,286)
Transfers into Level 3	250,698	250,698
Transfers out of Level 3	-	-
Ending Balance	$226,412	$226,412
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016	$(23,052)	$(23,052)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† 93.9%
REITs – 88.9%
REITs-Diversified – 17.7%
Equinix, Inc.	13,301	$4,753,909
Vornado Realty Trust	24,402	2,546,837
Gramercy Property Trust	242,032	2,221,853
Weyerhaeuser Co.	63,197	1,901,598
Liberty Property Trust	44,589	1,761,266
Crown Castle International Corp.	17,910	1,554,051
Cousins Properties, Inc.	172,052	1,464,163
American Tower Corp. — Class A1	13,464	1,422,876
STORE Capital Corp.	35,357	873,671
CoreCivic, Inc.	22,879	559,620
GEO Group, Inc.	10,609	381,181
Digital Realty Trust, Inc.	1,423	139,824
Total REITs-Diversified		19,580,849
REITs-Apartments - 15.0%
Equity Residential	60,371	3,885,478
AvalonBay Communities, Inc.[1]	17,259	3,057,432
Essex Property Trust, Inc.[1]	8,912	2,072,040
Monogram Residential Trust, Inc.	168,482	1,822,975
Colony Starwood Homes	58,426	1,683,253
Mid-America Apartment Communities, Inc.	15,317	1,499,841
Apartment Investment & Management Co. — Class A	22,258	1,011,626
Camden Property Trust[1]	10,442	877,859
American Homes 4 Rent — Class A	31,970	670,731
Total REITs-Apartments		16,581,235
REITs-Warehouse/Industries - 9.9%
Prologis, Inc.[2]	76,170	4,021,013
CyrusOne, Inc.	46,935	2,099,403
Rexford Industrial Realty, Inc.	81,131	1,881,428
EastGroup Properties, Inc.	22,807	1,684,069
QTS Realty Trust, Inc. — Class A	15,646	776,824
DCT Industrial Trust, Inc.[1]	10,628	508,869
Total REITs-Warehouse/Industries		10,971,606
REITs-Office Property – 9.4%
Alexandria Real Estate Equities, Inc.[1]	20,725	2,303,170
Boston Properties, Inc.[1]	18,103	2,276,996
First Potomac Realty Trust	128,699	1,411,828
Mack-Cali Realty Corp.	47,019	1,364,491
SL Green Realty Corp.	8,677	933,211
New York REIT, Inc.	57,935	586,302
Highwood Properties, Inc.	11,417	582,381
Parkway, Inc.*	21,640	481,490
Hudson Pacific Properties, Inc.	12,216	424,872
Total REITs-Office Property		10,364,741
REITs-Regional Malls - 8.2%
Simon Property Group, Inc.	38,133	6,775,090
General Growth Properties, Inc.[2]	65,229	1,629,420
Tanger Factory Outlet Centers, Inc.	18,661	667,691
Total REITs-Regional Malls		9,072,201
REITs-Health Care - 7.6%
Welltower, Inc.	34,667	2,320,261
Ventas, Inc.	32,775	2,049,093
Physicians Realty Trust	90,285	1,711,804
Healthcare Trust of America, Inc. — Class A	30,233	880,083
HCP, Inc.[2]	27,790	825,919
LTC Properties, Inc.	13,429	630,894
Total REITs-Health Care		8,418,054
REITs-Shopping Centers - 6.8%
Federal Realty Investment Trust[1]	15,908	2,260,687
Regency Centers Corp.	31,354	2,161,858
Acadia Realty Trust	46,615	1,523,378
Retail Opportunity Investments Corp.	55,085	1,163,946
Kimco Realty Corp.	17,801	447,873
Total REITs-Shopping Centers		7,557,742
REITs-Storage - 6.2%
Public Storage	17,022	3,804,417
National Storage Affiliates Trust	63,182	1,394,427
Extra Space Storage, Inc.	13,947	1,077,266
CubeSmart	20,748	555,424
Total REITs-Storage		6,831,534
REITs-Manufactured Homes - 3.6%
Sun Communities, Inc.	28,272	2,165,918
Equity LifeStyle Properties, Inc.[1]	24,507	1,766,955
Total REITs-Manufactured Homes		3,932,873
REITs-Hotels - 1.7%
Apple Hospitality REIT, Inc.	68,321	1,365,055
Host Hotels & Resorts, Inc.	22,560	425,030
Sunstone Hotel Investors, Inc.	6,982	106,476
Total REITs-Hotels		1,896,561
REITs-Single Tenant - 1.5%
Spirit Realty Capital, Inc.	91,605	994,831
Realty Income Corp.	12,463	716,373
Total REITs-Single Tenant		1,711,204
REITs-Mortgage - 1.3%
Blackstone Mortgage Trust, Inc. — Class A	46,537	1,399,368

Total REITs		98,317,968
Lodging - 2.4%
Hotels & Motels - 2.4%
Hilton Worldwide Holdings, Inc.	69,016	1,877,235
La Quinta Holdings, Inc.*	54,531	774,886
Total Hotels & Motels		2,652,121
Insurance - 1.4%
Financial Guarantee Insurance - 1.4%
Radian Group, Inc.	43,940	790,041
MGIC Investment Corp.*	71,543	729,023
Total Financial Guarantee Insurance		1,519,064
Building Materials - 1.1%
Building & Construction Products-Miscellaneous - 1.1%
Louisiana-Pacific Corp.*	63,127	1,194,994

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 93.9% (continued)
Home Builders - 0.1%
Building-Residential/Commercial - 0.1%
LGI Homes, Inc.*	3,444	$98,944
Total Common Stocks
(Cost $100,935,206)		103,783,091

SHORT-TERM INVESTMENTS† - 4.4%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.31%[3]	4,841,016	4,841,016
Total Short-Term Investments
(Cost $4,841,016)		4,841,016
Total Investments - 98.3%
(Cost $105,776,222)		$108,624,107

COMMON STOCKS SOLD SHORT† - (7.1)%
REITs – (7.1)%
REITs-Single Tenant – (0.3)%
National Retail Properties, Inc.	(6,404)	(283,055)
REITs-Apartments – (0.3)%
UDR, Inc.	(8,073)	(294,503)
REITs-Storage – (0.4)%
Iron Mountain, Inc.	(15,058)	(489,084)
REITs-Hotels – (0.7)%
Hersha Hospitality Trust	(12,383)	(266,235)
Ryman Hospitality Properties, Inc.	(4,254)	(268,045)
Hospitality Properties Trust	(9,086)	(288,390)
Total REITs-Hotels		(822,670)
REITs-Health Care – (1.0)%
Senior Housing Properties Trust	(18,260)	(345,662)
Omega Healthcare Investors, Inc.	(11,724)	(366,492)
Sabra Health Care REIT, Inc.	(16,696)	(407,716)
Total REITs-Health Care		(1,119,870)
REITs-Office Property – (1.2)%
Government Properties Income Trust	(20,702)	(394,684)
Piedmont Office Realty Trust, Inc. — Class A	(22,144)	(463,031)
Douglas Emmett, Inc.	(12,718)	(464,970)
Total REITs-Office Property		(1,322,685)
REITs-Shopping Centers – (1.4)%
Brixmor Property Group, Inc.	(14,619)	(356,996)
DDR Corp.	(24,378)	(372,252)
Ramco-Gershenson Properties Trust	(23,851)	(395,450)
Urban Edge Properties	(15,011)	(412,953)
Total REITs-Shopping Centers		(1,537,651)
REITs-Diversified – (1.8)%
Lexington Realty Trust	(22,863)	(246,920)
PS Business Parks, Inc.	(2,463)	(286,989)
Duke Realty Corp.	(11,093)	(294,630)
Investors Real Estate Trust	(46,057)	(328,386)
EPR Properties	(5,429)	(389,639)
STAG Industrial, Inc.	(16,371)	(390,776)
Total REITs-Diversified		(1,937,340)
Total REITs		(7,806,858)
Total Common Stocks Sold Short
(Proceeds $7,896,586)		(7,806,858)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (2.0)%
iShares U.S. Real Estate ETF	29,203	(2,246,879)
Total Exchange-Traded Funds Sold Short
(Proceeds $2,271,354)		(2,246,879)
Total Securities Sold Short - (9.1)%
(Proceeds $10,167,940)		$(10,053,737)
Other Assets & Liabilities, net - 10.8%		11,974,245
Total Net Assets - 100.0%		$110,544,615

Unrealized Gain (Loss)
OTC EQUITY SWAP AGREEMENT††
Morgan Stanley June 2017 Risk Managed Real Estate Portfolio Short Custom Basket Swap 0.31%[5], Terminating 06/15/17 (Notional Value $33,443,460)	$(569,226)
Morgan Stanley June 2017 Risk Managed Real Estate Portfolio Long Custom Basket Swap 1.11%[4], Terminating 06/15/17 (Notional Value $33,440,448)	2,029,702

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[4]
Rexford Industrial Realty, Inc.	65,075	$263,219
Gramercy Property Trust	123,527	190,094
EastGroup Properties, Inc.	14,149	182,518
Hilton Worldwide Holdings, Inc.	51,042	155,156
GEO Group, Inc.	10,900	154,273
Cousins Properties, Inc.	93,142	150,235
Sun Communities, Inc.	14,817	149,918
Equity LifeStyle Properties, Inc.	12,359	138,443
Radian Group, Inc.	38,332	122,628
American Tower Corp. — Class A	11,979	95,741
First Potomac Realty Trust	78,646	90,854
CoreCivic, Inc.	16,078	88,240
Equinix, Inc.	3,155	83,249
MGIC Investment Corp.*	61,562	65,502
Regency Centers Corp.	17,348	54,415
Vornado Realty Trust	7,795	54,189
Alexandria Real Estate Equities, Inc.	6,763	50,518
Monogram Residential Trust, Inc.	109,863	43,090
Mack-Cali Realty Corp.	28,526	39,308
Apple Hospitality REIT, Inc.	46,342	31,580
La Quinta Holdings, Inc.*	55,957	21,275
Federal Realty Investment Trust	8,304	19,541
National Storage Affiliates Trust	38,332	18,004
Blackstone Mortgage Trust, Inc. — Class A	36,831	16,710
QTS Realty Trust, Inc. — Class A	10,607	10,293
Liberty Property Trust	21,136	(3,473)
Colony Starwood Homes	37,314	(4,980)
Parkway, Inc.*	10,621	(9,144)
Louisiana-Pacific Corp.*	37,131	(9,283)
Equity Residential	19,044	(29,002)
Crown Castle International Corp.	12,661	(29,447)
LGI Homes, Inc.*	9,650	(39,475)
Acadia Realty Trust	29,433	(52,388)
Weyerhaeuser Co.	45,265	(62,647)
CyrusOne, Inc.	24,499	(83,712)
Physicians Realty Trust	52,897	(91,047)
Total Custom Basket of Long Securities		1,874,395

CUSTOM BASKET OF SHORT SECURITIES[5]
iShares U.S. Real Estate ETF	(81,817)	$221,123
Ramco-Gershenson Properties Trust	(67,037)	176,276
Realty Income Corp.	(19,268)	158,037
Senior Housing Properties Trust	(51,322)	132,870
National Retail Properties, Inc.	(24,738)	127,450
Digital Realty Trust, Inc.	(13,895)	88,781
Brixmor Property Group, Inc.	(41,088)	88,688
DDR Corp.	(68,517)	65,017
HCP, Inc.	(18,151)	45,824
Duke Realty Corp.	(31,178)	45,299
Government Properties Income Trust	(58,186)	(10,703)
Ryman Hospitality Properties, Inc.	(11,956)	(11,061)
Sunstone Hotel Investors, Inc.	(51,113)	(15,567)
Urban Edge Properties	(42,218)	(28,533)
UDR, Inc.	(22,689)	(32,977)
Iron Mountain, Inc.	(42,322)	(44,329)
PS Business Parks, Inc.	(6,926)	(47,030)
Sabra Health Care REIT, Inc.	(46,924)	(56,022)
Piedmont Office Realty Trust, Inc. — Class A	(62,238)	(69,374)
Hersha Hospitality Trust	(34,805)	(69,820)
Investors Real Estate Trust	(129,449)	(89,696)
Omega Healthcare Investors, Inc.	(32,951)	(90,487)
Host Hotels & Resorts, Inc.	(51,134)	(104,361)
Hospitality Properties Trust	(25,536)	(118,252)
Lexington Realty Trust	(64,258)	(134,639)
Douglas Emmett, Inc.	(35,745)	(209,161)
EPR Properties	(15,257)	(216,183)
STAG Industrial, Inc.	(46,012)	(217,858)
Total Custom Basket of Short Securities		(416,688)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at December 31, 2016.
[2]	All or a portion of this security is pledged as equity index collateral at December 31, 2016.
[3]	Rate indicated is the 7 day yield as of December 31, 2016.
[4]	Total Return is based on the return of the custom basket of long securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2016.
[5]	Total Return is based on the return of the custom basket of short securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2016.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$103,783,093	$—	$—	$—	$103,783,093
Short-Term Investments	4,841,016	—	—	—	4,841,016
OTC Equity Swap Agreements	—	—	2,029,702	—	2,029,702
Total	$108,624,109	$—	$2,029,702	$—	$110,653,811

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$7,806,860	$—	$—	$—	$7,806,860
Exchange-Traded Funds	2,246,879	—	—	—	2,246,879
OTC Equity Swap Agreements	—	—	569,226	—	569,226
Total	$10,053,739	$—	$569,226	$—	$10,622,965

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 97.5%
Financial - 38.7%
Trustmark Corp.	11,602	$413,611
Fulton Financial Corp.	20,015	376,282
Cathay General Bancorp	9,350	355,580
Navigators Group, Inc.	2,945	346,774
Wintrust Financial Corp.	4,747	344,491
Berkshire Hills Bancorp, Inc.	8,290	305,486
1st Source Corp.	6,582	293,952
Hanmi Financial Corp.	7,838	273,546
First Citizens BancShares, Inc. — Class A	731	259,505
Prosperity Bancshares, Inc.	3,506	251,661
Argo Group International Holdings Ltd.	3,564	234,868
Horace Mann Educators Corp.	5,460	233,688
Farmer Mac — Class C	3,975	227,648
Equity Commonwealth*	7,511	227,133
Umpqua Holdings Corp.	11,974	224,872
Investors Bancorp, Inc.	15,524	216,560
Hanover Insurance Group, Inc.	2,246	204,408
Radian Group, Inc.	11,320	203,533
Old National Bancorp	11,062	200,775
TriCo Bancshares	5,304	181,291
Valley National Bancorp	15,305	178,150
FNB Corp.	11,018	176,619
EastGroup Properties, Inc.	2,330	172,047
Hersha Hospitality Trust	7,651	164,497
EPR Properties	1,931	138,588
First Merchants Corp.	3,511	132,189
Hancock Holding Co.	2,899	124,947
CubeSmart	4,519	120,974
Cousins Properties, Inc.	14,190	120,757
Lexington Realty Trust	11,180	120,744
Flagstar Bancorp, Inc.*	4,350	117,189
MB Financial, Inc.	2,462	116,280
IBERIABANK Corp.	1,384	115,910
Capital Bank Financial Corp. — Class A	2,890	113,433
First Industrial Realty Trust, Inc.	4,032	113,098
Hilltop Holdings, Inc.	3,682	109,724
Forestar Group, Inc.*	8,201	109,073
Genworth Financial, Inc. — Class A*	27,235	103,765
iStar, Inc.*	8,379	103,648
DCT Industrial Trust, Inc.	2,156	103,229
Monogram Residential Trust, Inc.	8,754	94,718
Washington Federal, Inc.	2,450	84,158
Stifel Financial Corp.*	1,494	74,625
CoreCivic, Inc.	3,031	74,138
Sterling Bancorp	2,704	63,274
MBIA, Inc.*	5,441	58,219
Janus Capital Group, Inc.	3,253	43,167
Parkway, Inc.*	1,773	39,449
Hope Bancorp, Inc.	465	10,179
Total Financial		8,472,452
Industrial - 11.1%
Sanmina Corp.*	8,063	295,508
Benchmark Electronics, Inc.*	8,900	271,450
Werner Enterprises, Inc.	5,298	142,781
Argan, Inc.	1,989	140,324
GATX Corp.	2,079	128,025
Methode Electronics, Inc.	2,785	115,160
FLIR Systems, Inc.	3,142	113,709
Esterline Technologies Corp.*	1,244	110,965
Marten Transport Ltd.	4,721	109,999
Summit Materials, Inc. — Class A*	4,607	109,592
TriMas Corp.*	4,658	109,463
Crane Co.	1,499	108,107
Ryder System, Inc.	1,447	107,715
Kirby Corp.*	1,608	106,931
Scorpio Tankers, Inc.	22,984	104,118
Oshkosh Corp.	1,492	96,398
ITT, Inc.	2,480	95,654
AEP Industries, Inc.	726	84,289
Trinseo S.A.	899	53,311
Rand Logistics, Inc.*	34,819	28,893
Total Industrial		2,432,392
Consumer, Non-cyclical - 11.1%
Dean Foods Co.	12,816	279,132
Navigant Consulting, Inc.*	9,940	260,229
Emergent BioSolutions, Inc.*	7,628	250,504
Molina Healthcare, Inc.*	3,966	215,195
Sanderson Farms, Inc.	2,145	202,145
Premier, Inc. — Class A*	5,405	164,096
Surgical Care Affiliates, Inc.*	2,903	134,322
HealthSouth Corp.	3,050	125,782
Carriage Services, Inc. — Class A	4,310	123,438
AMN Healthcare Services, Inc.*	3,100	119,195
FTI Consulting, Inc.*	2,544	114,684
Fresh Del Monte Produce, Inc.	1,872	113,499
Air Methods Corp.*	3,197	101,824
Universal Corp.	1,145	72,994
United Rentals, Inc.*	612	64,615
Darling Ingredients, Inc.*	3,076	39,711
Trevena, Inc.*	5,578	32,799
Community Health Systems, Inc.*	2,809	15,702
Total Consumer, Non-cyclical		2,429,866
Consumer, Cyclical - 10.0%
Century Communities, Inc.*	14,066	295,385
UniFirst Corp.	1,628	233,861
International Speedway Corp. — Class A	5,946	218,813
Wabash National Corp.	13,263	209,821
Essendant, Inc.	6,805	142,225
Hawaiian Holdings, Inc.*	2,099	119,643
Unifi, Inc.*	3,498	114,140
Asbury Automotive Group, Inc.*	1,775	109,518
Cooper Tire & Rubber Co.	2,768	107,537
Meritage Homes Corp.*	3,028	105,374
Tenneco, Inc.*	1,680	104,950
La-Z-Boy, Inc.	3,019	93,740
Tuesday Morning Corp.*	14,740	79,596
Caleres, Inc.	2,045	67,116
Genesco, Inc.*	908	56,387
DSW, Inc. — Class A	2,004	45,391
Deckers Outdoor Corp.*	770	42,650

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Consumer, Cyclical - 10.0% (continued)
Vista Outdoor, Inc.*	914	$33,727
Total Consumer, Cyclical		2,179,874
Utilities - 7.4%
Spire, Inc.	5,145	332,110
Portland General Electric Co.	7,660	331,908
Avista Corp.	7,683	307,243
Black Hills Corp.	3,818	234,196
ONE Gas, Inc.	2,124	135,851
Calpine Corp.*	9,927	113,466
ALLETE, Inc.	1,391	89,288
Southwest Gas Holdings, Inc.	999	76,543
Total Utilities		1,620,605
Technology - 6.3%
ManTech International Corp. — Class A	4,622	195,280
Brooks Automation, Inc.	11,160	190,502
IXYS Corp.	14,972	178,167
Photronics, Inc.*	14,292	161,500
MKS Instruments, Inc.	2,385	141,669
Axcelis Technologies, Inc.*	9,706	141,222
Cray, Inc.*	5,362	110,993
MicroStrategy, Inc. — Class A*	550	108,570
Maxwell Technologies, Inc.*	19,762	101,181
InnerWorkings, Inc.*	5,611	55,268
Total Technology		1,384,352
Energy - 5.7%
Oasis Petroleum, Inc.*	20,144	304,980
Laredo Petroleum, Inc.*	16,817	237,792
Rowan Companies plc — Class A*	7,640	144,320
Chesapeake Energy Corp.*	18,597	130,551
Gulfport Energy Corp.*	4,906	106,166
Western Refining, Inc.	2,774	104,996
Jones Energy, Inc. — Class A*	17,778	88,890
Delek US Holdings, Inc.	2,712	65,278
MRC Global, Inc.*	3,144	63,697
Total Energy		1,246,670
Communications - 4.7%
DigitalGlobe, Inc.*	11,395	326,466
Bankrate, Inc.*	18,066	199,629
Finisar Corp.*	4,037	122,200
Scholastic Corp.	2,417	114,783
Viavi Solutions, Inc.*	13,053	106,774
Infinera Corp.*	12,200	103,578
Time, Inc.	2,850	50,873
Total Communications		1,024,303
Basic Materials - 2.5%
Reliance Steel & Aluminum Co.	2,412	191,851
Olin Corp.	5,027	128,741
Chemtura Corp.*	3,411	113,245
Kaiser Aluminum Corp.	1,386	107,678
Total Basic Materials		541,515
Total Common Stocks
(Cost $17,795,091)		21,332,029

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1	6,250	-
Total Convertible Preferred Stocks
(Cost $5,968)		-

SHORT TERM INVESTMENTS† - 4.3%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.31%[2]	930,375	930,375
Total Short-Term Investments
(Cost $930,375)		930,375
Total Investments - 101.8%
(Cost $18,731,434)		$22,262,404
Other Assets & Liabilities, net - (1.8)%		(397,372)
Total Net Assets - 100.0%		$21,865,032

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of December 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$21,332,029	$—	$—		$21,332,029
Convertible Preferred Stocks	—	—	—	*	—
Short-Term Investments	930,375	—	—		930,375
Total	$22,262,404	$—	$—		$22,262,404

* Amount is less than $1.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 17.0%
Consumer, Non-cyclical - 5.6%
Procter & Gamble Co.	8,797	$739,652
Pfizer, Inc.	21,547	699,846
Merck & Company, Inc.	10,602	624,140
UnitedHealth Group, Inc.	3,877	620,474
PepsiCo, Inc.	5,843	611,353
Amgen, Inc.	3,645	532,935
AbbVie, Inc.	8,291	519,182
Allergan plc	2,440	512,424
Medtronic plc	7,158	509,864
Gilead Sciences, Inc.	7,044	504,421
Danaher Corp.	5,455	424,618
Kroger Co.	11,949	412,360
Kimberly-Clark Corp.	3,600	410,832
Biogen, Inc.*	1,438	407,788
Becton Dickinson and Co.	2,434	402,949
Boston Scientific Corp.*	18,617	402,686
Sysco Corp.	7,173	397,169
Archer-Daniels-Midland Co.	8,608	392,955
HCA Holdings, Inc.*	5,282	390,974
McKesson Corp.	2,725	382,726
Express Scripts Holding Co.*	5,525	380,065
Johnson & Johnson	2,718	313,141
General Mills, Inc.	2,848	175,921
Abbott Laboratories	3,013	115,729
Thermo Fisher Scientific, Inc.	802	113,162
Mondelez International, Inc. — Class A	2,497	110,692
Aetna, Inc.	764	94,744
Anthem, Inc.	593	85,256
Total Consumer, Non-cyclical		11,288,058
Technology - 2.4%
Apple, Inc.	12,681	1,468,712
Intel Corp.	17,982	652,207
Oracle Corp.	13,857	532,802
International Business Machines Corp.	3,207	532,330
Microsoft Corp.	8,123	504,763
Activision Blizzard, Inc.	10,407	375,797
HP, Inc.	24,509	363,714
QUALCOMM, Inc.	2,094	136,529
Broadcom Ltd.	615	108,714
Hewlett Packard Enterprise Co.	3,605	83,420
Total Technology		4,758,988
Consumer, Cyclical - 1.9%
Wal-Mart Stores, Inc.	7,534	520,750
CVS Health Corp.	6,106	481,825
Walgreens Boots Alliance, Inc.	5,516	456,504
General Motors Co.	12,278	427,765
Ford Motor Co.	33,807	410,079
Target Corp.	5,451	393,726
Delta Air Lines, Inc.	6,773	333,163
American Airlines Group, Inc.	6,765	315,858
Southwest Airlines Co.	6,064	302,230
Lowe's Companies, Inc.	2,683	190,815
Total Consumer, Cyclical		3,832,715
Communications - 1.8%
Verizon Communications, Inc.	13,945	744,383
Comcast Corp. — Class A	9,257	639,196
Cisco Systems, Inc.	20,580	621,928
AT&T, Inc.	11,308	480,929
Alphabet, Inc. — Class C*	605	466,951
eBay, Inc.*	13,823	410,405
Amazon.com, Inc.*	240	179,969
Facebook, Inc. — Class A*	1,191	137,025
Total Communications		3,680,786
Financial - 1.7%
MetLife, Inc.	8,067	434,731
Prudential Financial, Inc.	4,038	420,194
Travelers Companies, Inc.	3,406	416,963
Allstate Corp.	5,428	402,323
Aflac, Inc.	5,688	395,885
State Street Corp.	4,914	381,916
JPMorgan Chase & Co.	3,485	300,721
Berkshire Hathaway, Inc. — Class B*	1,272	207,311
Wells Fargo & Co.	3,682	202,915
Citigroup, Inc.	1,854	110,183
Chubb Ltd.	779	102,921
Bank of America Corp.	4,581	101,240
Total Financial		3,477,303
Industrial - 1.5%
Boeing Co.	3,237	503,936
Union Pacific Corp.	4,774	494,969
FedEx Corp.	2,184	406,661
CSX Corp.	11,109	399,146
Waste Management, Inc.	5,594	396,671
Cummins, Inc.	2,649	362,039
United Technologies Corp.	1,549	169,801
General Electric Co.	5,289	167,132
Honeywell International, Inc.	1,426	165,202
Total Industrial		3,065,557
Energy - 1.3%
Schlumberger Ltd.	6,539	548,949
Valero Energy Corp.	6,001	409,989
Marathon Petroleum Corp.	8,122	408,943
ConocoPhillips	8,086	405,432
Exxon Mobil Corp.	3,526	318,257
Kinder Morgan, Inc.	15,362	318,147
Chevron Corp.	899	105,812
Occidental Petroleum Corp.	1,441	102,642
Total Energy		2,618,171
Utilities - 0.7%
Duke Energy Corp.	5,796	449,885
Exelon Corp.	11,849	420,521
American Electric Power Company, Inc.	6,552	412,514
NextEra Energy, Inc.	969	115,757
Total Utilities		1,398,677
Basic Materials - 0.1%
Dow Chemical Co.	1,771	101,337
Total Common Stocks
(Cost $32,316,385)		34,221,592

MUTUAL FUNDS† - 80.5%
Guggenheim Strategy Fund III[3]	2,706,374	67,578,150
Guggenheim Strategy Fund II3	2,201,676	54,931,822
Guggenheim Strategy Fund I3	957,920	23,948,002

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
MUTUAL FUNDS† - 80.5% (continued)
Guggenheim Limited Duration Fund - Institutional Class[3]	643,145	$15,859,964
Total Mutual Funds
(Cost $161,683,792)		162,317,938
SHORT-TERM INVESTMENTS† - 2.7%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.31%[1]	5,527,602	5,527,602
Total Short-Term Investments
(Cost $5,527,602)		5,527,602
Total Investments - 100.2%
(Cost $199,527,779)		$202,067,132
Other Assets & Liabilities, net - (0.2)%		(311,685)
Total Net Assets - 100.0%		$201,755,447

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,236,000)	20	$(14,624)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank August 2017 S&P 500 Index Swap 0.84%[2], Terminating 08/03/17 (Notional Value $166,908,966)	39,010	$11,537,158

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of December 31, 2016.
[2]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.
[3]	Affiliated Issuer – See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$34,221,592	$—	$—	$—	$—	$34,221,592
Equity Index Swap Agreements	—	—	—	11,537,158	—	11,537,158
Mutual Funds	162,317,938	—	—	—	—	162,317,938
Short-Term Investments	5,527,602	—	—	—	—	5,527,602
Total	$202,067,132	$—	$—	$11,537,158	$—	$213,604,290

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$14,624	$—	$—	$—	$14,624

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 17.8%
Consumer, Non-cyclical - 7.8%
Conagra Brands, Inc.	5,421	$214,387
AmerisourceBergen Corp. — Class A	2,666	208,454
Intuitive Surgical, Inc.*	309	195,959
Tyson Foods, Inc. — Class A	3,115	192,133
Zimmer Biomet Holdings, Inc.	1,812	186,998
Zoetis, Inc.	3,209	171,778
Centene Corp.*	2,984	168,626
Nielsen Holdings plc	3,978	166,877
Flowers Foods, Inc.	8,348	166,710
DaVita, Inc.*	2,516	161,527
Hologic, Inc.*	3,744	150,209
Kroger Co.	4,221	145,667
HCA Holdings, Inc.*	1,959	145,005
Sysco Corp.	2,566	142,079
Cardinal Health, Inc.	1,941	139,694
ResMed, Inc.	2,246	139,364
Laboratory Corporation of America Holdings*	1,066	136,853
McKesson Corp.	960	134,832
Dr Pepper Snapple Group, Inc.	1,453	131,744
Equifax, Inc.	1,104	130,525
Kellogg Co.	1,761	129,803
Incyte Corp.*	1,251	125,437
Molina Healthcare, Inc.*	2,177	118,124
AMERCO	304	112,356
Boston Scientific Corp.*	5,153	111,459
United Rentals, Inc.*	1,054	111,281
HealthSouth Corp.	2,551	105,203
Henry Schein, Inc.*	681	103,315
Total System Services, Inc.	1,992	97,668
B&G Foods, Inc.	2,174	95,221
Post Holdings, Inc.*	1,114	89,554
Robert Half International, Inc.	1,804	87,999
KAR Auction Services, Inc.	2,027	86,391
Western Union Co.	3,707	80,516
Alexion Pharmaceuticals, Inc.*	590	72,187
Vertex Pharmaceuticals, Inc.*	978	72,049
Hill-Rom Holdings, Inc.	1,280	71,859
CoreLogic, Inc.*	1,874	69,019
Charles River Laboratories International, Inc.*	899	68,495
VCA, Inc.*	921	63,227
Verisk Analytics, Inc. — Class A*	759	61,608
Avis Budget Group, Inc.*	1,655	60,705
Vantiv, Inc. — Class A*	930	55,447
Edwards Lifesciences Corp.*	588	55,096
Campbell Soup Co.	876	52,972
MEDNAX, Inc.*	766	51,062
WellCare Health Plans, Inc.*	350	47,978
Quanta Services, Inc.*	1,370	47,745
DexCom, Inc.*	795	47,462
Herbalife Ltd.*	982	47,273
Lamb Weston Holdings, Inc.	1,238	46,859
Spectrum Brands Holdings, Inc.	383	46,852
Quintiles IMS Holdings, Inc.*	601	45,706
Seattle Genetics, Inc.*	828	43,694
Constellation Brands, Inc. — Class A	283	43,387
Coty, Inc. — Class A	2,343	42,900
TreeHouse Foods, Inc.*	574	41,437
Universal Health Services, Inc. — Class B	376	39,999
S&P Global, Inc.	368	39,575
Darling Ingredients, Inc.*	2,997	38,691
Total Consumer, Non-cyclical		6,057,032
Consumer, Cyclical - 3.4%
Delphi Automotive plc	2,402	161,775
Newell Brands, Inc.	3,516	156,989
Lear Corp.	1,134	150,108
Alaska Air Group, Inc.	1,498	132,919
JetBlue Airways Corp.*	5,410	121,292
Whirlpool Corp.	664	120,695
Liberty Interactive Corporation QVC Group — Class A*	5,997	119,820
Dollar General Corp.	1,614	119,549
PACCAR, Inc.	1,710	109,269
Southwest Airlines Co.	2,045	101,923
BorgWarner, Inc.	2,527	99,665
Michael Kors Holdings Ltd.*	2,157	92,708
Dollar Tree, Inc.*	1,188	91,690
WW Grainger, Inc.	367	85,235
Marriott International, Inc. — Class A	1,011	83,590
The Gap, Inc.	3,484	78,181
Lennar Corp. — Class A	1,797	77,146
AutoZone, Inc.*	90	71,081
Ralph Lauren Corp. — Class A	720	65,030
Genuine Parts Co.	624	59,617
Wyndham Worldwide Corp.	717	54,757
O'Reilly Automotive, Inc.*	193	53,733
DR Horton, Inc.	1,965	53,703
Ross Stores, Inc.	804	52,742
Casey's General Stores, Inc.	424	50,405
AutoNation, Inc.*	982	47,774
Nordstrom, Inc.	959	45,965
Beacon Roofing Supply, Inc.*	947	43,628
Signet Jewelers Ltd.	448	42,228
PulteGroup, Inc.	2,282	41,943
Fastenal Co.	872	40,967
LKQ Corp.*	1,269	38,895
Total Consumer, Cyclical		2,665,022
Industrial - 2.5%
SBA Communications Corp. — Class A*	1,825	188,450
Spirit AeroSystems Holdings, Inc. — Class A	2,320	135,372
Textron, Inc.	2,648	128,587
TransDigm Group, Inc.	510	126,970
Stericycle, Inc.*	1,469	113,172
Agilent Technologies, Inc.	2,457	111,941
Roper Technologies, Inc.	585	107,102
Ingersoll-Rand plc	1,320	99,053
Stanley Black & Decker, Inc.	825	94,619
Waste Management, Inc.	1,194	84,667
Huntington Ingalls Industries, Inc.	443	81,596
Clean Harbors, Inc.*	1,393	77,520

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Industrial - 2.5% (continued)
Rockwell Collins, Inc.	734	$68,086
Rockwell Automation, Inc.	461	61,958
Masco Corp.	1,804	57,042
Energizer Holdings, Inc.	1,271	56,699
AMETEK, Inc.	1,078	52,391
Fortune Brands Home & Security, Inc.	876	46,831
Ball Corp.	564	42,339
Carlisle Companies, Inc.	376	41,469
Johnson Controls International plc	987	40,655
CH Robinson Worldwide, Inc.	554	40,586
Waters Corp.*	302	40,586
Acuity Brands, Inc.	168	38,784
Total Industrial		1,936,475
Technology - 2.0%
Fidelity National Information Services, Inc.	2,605	197,042
Microchip Technology, Inc.	2,301	147,609
Activision Blizzard, Inc.	3,803	137,327
NVIDIA Corp.	1,181	126,060
Fiserv, Inc.*	1,088	115,633
Electronic Arts, Inc.*	1,232	97,032
Qorvo, Inc.*	1,719	90,643
Lam Research Corp.	826	87,333
Teradata Corp.*	3,214	87,324
Cerner Corp.*	1,500	71,055
Skyworks Solutions, Inc.	843	62,938
Citrix Systems, Inc.*	665	59,391
Broadridge Financial Solutions, Inc.	863	57,217
Nuance Communications, Inc.*	3,231	48,142
Pitney Bowes, Inc.	2,853	43,337
Akamai Technologies, Inc.*	645	43,009
NCR Corp.*	1,051	42,629
Black Knight Financial Services, Inc. — Class A*	1,113	42,071
Total Technology		1,555,792
Communications - 1.6%
Omnicom Group, Inc.	2,204	187,581
Expedia, Inc.	1,137	128,800
Interpublic Group of Companies, Inc.	5,350	125,244
IAC/InterActiveCorp*	1,712	110,920
eBay, Inc.*	3,504	104,034
Discovery Communications, Inc. — Class A*	3,741	102,541
Palo Alto Networks, Inc.*	803	100,415
Ciena Corp.*	3,799	92,734
Sinclair Broadcast Group, Inc. — Class A	2,552	85,109
Scripps Networks Interactive, Inc. — Class A	937	66,874
DISH Network Corp. — Class A*	1,003	58,104
AMC Networks, Inc. — Class A*	886	46,373
Zayo Group Holdings, Inc.*	1,236	40,615
Total Communications		1,249,344
Financial - 0.3%
Alliance Data Systems Corp.	599	136,872
Equinix, Inc.	127	45,391
Senior Housing Properties Trust	2,308	43,690
Total Financial		225,953
Energy - 0.2%
ONEOK, Inc.	1,611	92,488
Cabot Oil & Gas Corp. — Class A	3,054	71,341
Williams Companies, Inc.	1,334	41,541
Total Energy		205,370
Total Common Stocks
(Cost $13,638,591)		13,894,988

MUTUAL FUNDS† - 79.5%
Guggenheim Strategy Fund III[3]	1,069,079	26,694,911
Guggenheim Strategy Fund II3	817,007	20,384,319
Guggenheim Strategy Fund I3	340,095	8,502,378
Guggenheim Limited Duration Fund - Institutional Class[3]	255,786	6,307,694
Total Mutual Funds
(Cost $61,662,400)		61,889,302

SHORT-TERM INVESTMENTS† - 3.6%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.31%[1]	2,785,475	2,785,475
Total Short-Term Investments
(Cost $2,785,475)		2,785,475
Total Investments - 100.9%
(Cost $78,086,466)		$78,569,765
Other Assets & Liabilities, net - (0.9)%		(685,474)
Total Net Assets - 100.0%		$77,884,291

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $291,900)	3	$(119)
March 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $223,600)	2	(1,462)
March 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $829,400)	5	(11,319)
(Total Aggregate Value of Contracts $1,344,900)		$(12,900)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank August 2017 Russell Midcap Growth Index Swap 0.81%[2], Terminating 08/03/17 (Notional Value $62,758,165)	27,747	$2,816,184

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of December 31, 2016.
[2]	Total Return based on Russell Midcap Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.
[3]	Affiliated issuerer – See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$13,894,988	$—	$—	$—	$—	$13,894,988
Equity Index Swap Agreements	—	—	—	2,816,184	—	2,816,184
Mutual Funds	61,889,302	—	—	—	—	61,889,302
Short-Term Investments	2,785,475	—	—	—	—	2,785,475
Total	$78,569,765	$—	$—	$2,816,184	$—	$81,385,949

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$12,900	$—	$—	$—	$12,900

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 0.0%
Energy - 0.0%
Titan Energy LLC*,1	6,740	$161,760
Total Common Stocks
(Cost $200,000)		161,760

PREFERRED STOCKS†† - 0.0%
Industrial - 0.0%
Seaspan Corp. 6.38% due 04/30/19[1]	44,000	1,107,040
Total Preferred Stocks
(Cost $1,100,000)		1,107,040

MUTUAL FUNDS† - 1.9%
Guggenheim Floating Rate Strategies Fund - Institutional Class[2]	1,357,565	35,405,288
Guggenheim Limited Duration Fund - Institutional Class[2]	630,288	15,542,910
Guggenheim Strategy Fund I2	484,398	12,109,960
Guggenheim Strategy Fund II2	433,056	10,804,742
Guggenheim Strategy Fund III[2]	255,724	6,385,425
Total Mutual Funds
(Cost $79,654,258)		80,248,325

CLOSED-END FUNDS† - 0.2%
Guggenheim Strategic Opportunities Fund[2]	481,691	9,460,411
Total Closed-End Funds
(Cost $8,478,228)		9,460,411

SHORT-TERM INVESTMENTS† - 1.8%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 0.30%[3]	75,469,440	75,469,440
Total Short-Term Investments
(Cost $75,469,440)		75,469,440

	Face Amount[15]
ASSET-BACKED SECURITIES†† - 38.7%
Collateralized Loan Obligations - 28.0%
Golub Capital Partners CLO Ltd.
2016-33A, 3.37% due 11/21/28[4,5]	$48,750,000	48,564,378
2015-25A, 2.68% due 08/05/27[4,5]	16,500,000	16,095,643
2015-24A, 3.58% due 02/05/27[4,5]	5,000,000	5,004,515
2013-17A, 3.28% due 10/25/25[4,5]	3,250,000	3,201,786
2014-21A, 3.33% due 10/25/26[4,5]	2,700,000	2,653,399
2014-18A, 4.38% due 04/25/26[4,5]	500,000	495,324
2013-17A, 4.71% due 10/25/25[4,5]	400,000	398,094
OCP CLO Ltd.
2016-11A, 3.28% due 04/26/28[4,5]	18,500,000	18,500,629
2016-11A, 4.33% due 04/26/28[4,5]	7,000,000	6,999,379
2014-6A, 5.83% due 07/17/26[4,5]	7,700,000	6,966,221
2016-2A, 3.73% due 11/22/25[4,5]	6,500,000	6,492,178
2015-8A, 6.38% due 04/17/27[4,5]	6,500,000	5,773,304
2014-6A, 3.98% due 07/17/26[4,5]	5,500,000	5,499,782
2014-7A, 2.98% due 10/20/26[4,5]	3,500,000	3,475,750
2013-4A, 3.63% due 10/24/25[4,5]	2,250,000	2,223,189
2014-6A, 2.93% due 07/17/26[4,5]	1,500,000	1,493,056
CIFC Funding Ltd.
2015-2A, 2.84% due 12/05/24[4,5]	18,500,000	18,495,219
2015-3A, 2.98% due 10/19/27[4,5]	9,750,000	9,739,959
2016-1A, 2.65% due 01/22/27[4,5]	7,500,000	7,494,439
2016-5A, 3.56% due 01/17/27[4,5]	3,750,000	3,739,620
2013-3A, 3.53% due 10/24/25[4,5]	3,500,000	3,491,956
2007-1A, 2.38% due 05/10/21[4,5]	3,250,000	3,191,247
2013-4A, 4.19% due 11/27/24[4,5]	2,250,000	2,250,304
2015-2A, 2.98% due 04/15/27[4,5]	2,000,000	1,999,836
2014-1A, 3.97% due 08/14/24[4,5]	1,250,000	1,250,282
2014-1A, 3.68% due 04/18/25[4,5]	500,000	499,991
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 2.98% due 12/15/28[4,5]	42,200,000	42,086,676
2016-7A, 3.88% due 12/15/28[4,5]	5,000,000	4,970,433
Shackleton CLO Ltd.
2016-7A, 2.92% due 04/15/27[4,5]	20,250,000	20,248,200
2015-8A, 3.83% due 10/20/27[4,5]	7,600,000	7,568,753
2013-4A, 2.88% due 01/13/25[4,5]	5,000,000	4,978,994
2014-6A, 3.98% due 07/17/26[4,5]	2,950,000	2,919,025
2013-3A, 6.38% due 04/15/25[4,5]	2,250,000	1,723,988
Cent CLO Ltd.
2014-21A, 2.28% due 07/27/26[4,5]	31,000,000	30,917,517
2014-21A, 2.89% due 07/27/26[4,5]	6,000,000	5,992,404

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
ASSET-BACKED SECURITIES†† - 38.7% (continued)
Collateralized Loan Obligations - 28.0% (continued)
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.48% due 01/15/28[4,5]	$31,500,000	$31,384,744
WhiteHorse VI Ltd.
2016-1A, 2.78% due 02/03/25[4,5]	22,100,000	22,082,041
2016-1A, 3.63% due 02/03/25[4,5]	8,500,000	8,468,582
Venture XIX CLO Ltd.
2016-19A, 2.96% due 01/15/27[4,5]	29,450,000	29,387,262
Great Lakes CLO Ltd.
2015-1A, 2.83% due 07/15/26[4,5]	10,000,000	9,929,913
2014-1A, 2.73% due 04/15/25[4,5]	9,500,000	9,499,830
2012-1A, 3.63% due 01/15/23[4,5]	4,000,000	3,995,183
2015-1A, 3.58% due 07/15/26[4,5]	4,000,000	3,935,886
2012-1A, 4.98% due 01/15/23[4,5]	1,250,000	1,248,251
2012-1A, due 01/15/23[6,16]	1,000,000	445,135
2014-1A, 4.58% due 04/15/25[4,5]	250,000	243,248
Cerberus Loan Funding XVI, LP
2016-2A, 2.94% due 11/17/27[4,5]	15,500,000	15,495,060
2016-2A, 3.24% due 11/17/27[4,5]	9,350,000	9,349,357
Oaktree EIF II Series Ltd.
1.14% due 10/23/21	9,341,380	9,285,002
2014-A2, 3.21% due 11/15/25[4,5]	8,000,000	7,999,480
2014-A2, 4.11% due 11/15/25[4,5]	5,300,000	5,293,499
Fortress Credit BSL II Ltd.
2013-2A, 2.38% due 10/19/25[4,5]	15,500,000	15,489,150
2013-2A, 3.13% due 10/19/25[4,5]	4,000,000	3,991,662
Catamaran CLO Ltd.
2016-1A, 2.87% due 12/20/23[4,5]	12,000,000	12,053,950
2012-1A, 6.11% due 12/20/23[4,5]	3,000,000	2,837,384
2014-2A, 6.53% due 10/18/26[4,5]	2,500,000	1,775,885
2016-2A, 2.76% due 10/18/26[4,5]	1,750,000	1,750,413
2015-1A, 3.98% due 04/22/27[4,5]	1,000,000	988,783
Regatta IV Funding Ltd.
2014-1A, 3.83% due 07/25/26[4,5]	13,500,000	13,499,171
2014-1A, 5.83% due 07/25/26[4,5]	4,621,000	3,858,761
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 4.08% due 12/22/28[4,5]	17,000,000	16,916,326
PFP Ltd.
2015-2, 2.71% due 07/14/34[4,5]	16,500,000	16,466,997
Tralee CLO III Ltd.
2016-3A, 2.31% due 07/20/26[4,5]	8,300,000	8,277,203
2016-3A, 3.21% due 07/20/26[4,5]	7,500,000	7,495,907
WhiteHorse VIII Ltd.
2014-1A, 2.94% due 05/01/26[4,5]	15,750,000	15,574,320
Garrison Funding Ltd.
2016-2A, 3.11% due 09/29/27[4,5]	7,000,000	6,986,974
2015-1A, 3.43% due 05/25/27[4,5]	6,250,000	6,253,590
2016-2A, 3.77% due 09/29/27[4,5]	2,250,000	2,232,270
Fortress Credit Investments IV Ltd.
2015-4A, 2.78% due 07/17/23[4,5]	14,000,000	13,926,432
2015-4A, 3.78% due 07/17/23[4,5]	1,000,000	961,272
Marea CLO Ltd.
2015-1A, 2.68% due 10/15/23[4,5]	14,393,000	14,369,060
Black Diamond CLO Ltd.
2013-1A, 2.29% due 02/01/23[4,5]	11,462,360	11,407,975
2014-1A, 3.73% due 02/06/26[4,5]	2,000,000	1,959,902
2013-1A, 4.14% due 02/01/23[4,5]	650,000	653,766
Vibrant CLO III Ltd.
2016-3A, 2.96% due 04/20/26[4,5]	12,000,000	11,952,557
Treman Park CLO Ltd.
2015-1A, due 04/20/27[5,6]	13,600,000	11,595,300
AMMC CLO XV Ltd.
2016-15A, 2.83% due 12/09/26[4,5]	11,600,000	11,587,437
Atrium XI
2014-11A, 4.08% due 10/23/25[4,5]	11,500,000	11,500,869
Venture XI CLO Ltd.
2015-11A, 2.85% due 11/14/22[4,5]	11,500,000	11,477,583

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
ASSET-BACKED SECURITIES†† - 38.7% (continued)
Collateralized Loan Obligations - 28.0% (continued)
KVK CLO Ltd.
2014-2A, 5.63% due 07/15/26[4,5]	$9,930,000	$8,113,805
2013-2A, 2.88% due 01/15/26[4,5]	1,750,000	1,713,144
2013-1A, 0.00% due 04/14/25[5,6]	3,800,000	1,539,193
TCP Waterman CLO LLC
2016-1A, 3.01% due 12/15/28[4,5]	7,150,000	7,140,556
2016-1A, 3.26% due 12/15/28[4,5]	4,000,000	3,992,708
Babson CLO Ltd.
2014-3A, 3.88% due 01/15/26[4,5]	7,000,000	7,000,136
2012-2A, due 05/15/23[5,6]	4,750,000	2,819,094
2014-IA, due 07/20/25[5,6]	1,300,000	752,526
Ares XXXIII CLO Ltd.
2016-1A, 2.91% due 12/05/25[4,5]	9,800,000	9,814,384
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[5,6]	10,000,000	9,616,160
ACIS CLO Ltd.
2015-6A, 3.37% due 05/01/27[4,5]	7,500,000	7,491,219
2013-1A, 3.83% due 04/18/24[4,5]	1,650,000	1,622,353
2013-2A, 4.09% due 10/14/22[4,5]	375,000	374,414
Resource Capital Corporation
2015-CRE3, 3.11% due 03/15/32[4,5]	4,500,000	4,457,349
2015-CRE3, 3.86% due 03/15/32[4,5]	3,000,000	2,963,990
2014-CRE2, 3.20% due 04/15/32[4,5]	2,000,000	1,931,729
TICP CLO III Ltd.
2014-3A, 3.23% due 01/20/27[4,5]	7,000,000	6,999,739
2014-3A, 4.13% due 01/20/27[4,5]	2,250,000	2,249,997
Venture XVII CLO Ltd.
2014-17A, 3.73% due 07/15/26[4,5]	8,750,000	8,706,032
Neuberger Berman CLO XVII Ltd.
2014-17A, 3.64% due 08/04/25[4,5]	8,500,000	8,435,756
Betony CLO Ltd.
2016-1A, 2.86% due 04/15/27[4,5]	8,250,000	8,236,887
Madison Park Funding XVI Ltd.
2016-16A, 2.86% due 04/20/26[4,5]	8,250,000	8,225,789
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/24[5,6]	8,920,000	7,439,988
2014-2A, 4.78% due 07/20/23[4,5]	750,000	749,964
KKR CLO Ltd.
2015-12, 3.18% due 07/15/27[4,5]	8,000,000	7,982,718
Fifth Street SLF II Ltd.
2015-2A, 2.81% due 09/29/27[4,5]	8,000,000	7,972,360
Newstar Commercial Loan Funding LLC
2016-1A, 4.68% due 02/25/28[4,5]	5,750,000	5,765,347
2015-1A, 3.68% due 01/20/27[4,5]	1,000,000	990,896
2013-1A, 5.41% due 09/20/23[4,5]	700,000	670,350
2014-1A, 4.48% due 04/20/25[4,5]	500,000	491,804
Voya CLO Ltd.
2013-1X, due 04/15/24[6]	9,500,000	5,553,276
2015-3A, 3.83% due 10/15/22[4,5]	2,250,000	2,249,924
Vibrant CLO Limited
2015-1A, 3.68% due 07/17/24[4,5]	7,000,000	7,000,122
Vibrant CLO IV Ltd.
2016-4A, 3.08% due 07/20/28[4,5]	7,000,000	6,998,957
Ares XXVI CLO Ltd.
2013-1A, 3.63% due 04/15/25[4,5]	5,000,000	4,950,311
2013-1A, due 04/15/25[5,6]	4,300,000	1,958,946
TICC CLO LLC
2012-1A, 4.43% due 08/25/23[4,5]	6,250,000	6,252,387
2012-1A, 5.68% due 08/25/23[4,5]	350,000	350,178
Marathon CLO VII Ltd.
2014-7A, 4.39% due 10/28/25[4,5]	4,000,000	3,988,973
2014-7A, 3.54% due 10/28/25[4,5]	2,500,000	2,499,842
Atlas Senior Loan Fund V Ltd.
2016-1A, 3.52% due 07/16/26[4,5]	6,500,000	6,467,037

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
ASSET-BACKED SECURITIES†† - 38.7% (continued)
Collateralized Loan Obligations - 28.0% (continued)
Avery
2013-3X COM, due 01/18/25[6]	$7,500,060	$6,273,317
Cereberus ICQ Levered LLC
2015-1A, 2.93% due 11/06/25[4,5]	4,000,000	3,966,397
2015-1A, 3.93% due 11/06/25[4,5]	2,250,000	2,249,885
Fifth Street Senior Loan Fund I LLC
2015-1A, 2.88% due 01/20/27[4,5]	5,000,000	4,943,510
2015-1A, 3.88% due 01/20/27[4,5]	1,250,000	1,255,538
Northwoods Capital XIV Ltd.
2014-14A, 3.36% due 11/12/25[4,5]	6,000,000	6,075,548
Steele Creek CLO Ltd.
2014-1A, 3.16% due 08/21/26[4,5]	5,800,000	5,771,228
2014-1A, 4.11% due 08/21/26[4,5]	250,000	249,981
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.77% due 04/28/26[4,5]	5,000,000	4,983,049
2014-3A, 3.37% due 04/28/26[4,5]	650,000	645,506
2014-3A, 4.12% due 04/28/26[4,5]	400,000	377,981
Fortress Credit Funding V, LP
2015-5A, 3.56% due 08/15/22[4,5]	6,000,000	5,975,617
Babson CLO Limited
2014-IA, 3.58% due 07/20/25[4,5]	5,950,000	5,903,837
TICP CLO II Ltd.
2014-2A, 3.88% due 07/20/26[4,5]	3,000,000	2,984,401
2014-2A, 4.18% due 07/20/26[4,5]	2,850,000	2,688,613
Ares CLO Ltd.
2016-3A, 4.78% due 01/17/24[4,5]	5,550,000	5,557,149
Muir Woods CLO Ltd.
2012-1A, 3.56% due 09/14/23[4,5]	5,500,000	5,502,297
TICP CLO I Ltd.
2014-1A, 3.88% due 04/26/26[4,5]	5,500,000	5,499,536
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,6]	6,000,000	5,344,187
AIMCO CLO Series
2015-AA, 3.18% due 01/15/28[4,5]	5,000,000	5,042,969
RFTI Issuer Ltd.
2015-FL1, 4.58% due 08/15/30[4,16]	5,000,000	4,990,874
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.65% due 10/10/26[4,5]	5,000,000	4,955,349
Mountain Hawk II CLO Ltd.
2013-2A, 2.58% due 07/22/24[4,5]	5,000,000	4,855,802
Flatiron CLO Ltd.
2016-1A, 4.25% due 10/25/21[4,5]	1,750,000	1,743,263
2013-1A, 3.63% due 01/17/26[4,5]	1,450,000	1,443,405
2013-1A, 6.23% due 01/17/26[4,5]	2,000,000	1,414,856
Telos CLO Ltd.
2013-3A, 3.88% due 01/17/24[4,5]	2,000,000	1,999,898
2014-6A, 2.98% due 01/17/27[4,5]	1,500,000	1,492,896
2007-2A, 3.08% due 04/15/22[4,5]	1,100,000	1,066,388
Halcyon Loan Advisors Funding Ltd.
2012-2A, 3.85% due 12/20/24[4,5]	4,000,000	3,924,426
2012-2A, 5.50% due 12/20/24[4,5]	600,000	591,053
Marathon CLO V Ltd.
2013-5A, 3.26% due 02/21/25[4,5]	4,500,000	4,489,765
Shackleton I CLO Ltd.
2016-1A, 2.88% due 08/12/23[4,5]	2,750,000	2,740,554
2016-1A, 3.68% due 08/12/23[4,5]	1,750,000	1,741,344
Cavalry CLO II
2013-2A, 2.23% due 01/17/24[4,5]	4,000,000	3,999,940
LCM XI, LP
2012-11A, 3.83% due 04/19/22[4,5]	4,000,000	3,999,870
ACAS CLO Ltd.
2014-1A, 3.32% due 09/20/23[4,5]	4,000,000	3,999,816
Shackleton II CLO Ltd.
2016-2A, 3.50% due 10/20/23[4,5]	4,000,000	3,999,760
Regatta III Funding Ltd.
2014-1A, 3.73% due 04/15/26[4,5]	4,000,000	3,947,706
Kingsland V Ltd.
2007-5A, 1.68% due 07/14/21[4,5]	4,000,000	3,862,881

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
ASSET-BACKED SECURITIES†† - 38.7% (continued)
Collateralized Loan Obligations - 28.0% (continued)
OZLM Funding II Ltd.
2016-2A, 3.62% due 10/30/27[4,5]	$3,750,000	$3,749,647
Jamestown CLO VI Ltd.
2015-6A, 5.66% due 02/20/27[4,5]	4,500,000	3,746,669
Cerberus Onshore II CLO LLC
2014-1A, 2.98% due 10/15/23[4,5]	2,250,000	2,251,154
2014-1A, 2.88% due 10/15/23[4,5]	1,351,894	1,351,127
Anchorage Capital CLO 4 Ltd.
2014-4A, 3.05% due 07/28/26[4,5]	3,600,000	3,600,694
Greywolf CLO III Ltd.
2014-1A, 3.73% due 04/22/26[4,5]	2,000,000	1,999,855
2014-1A, 2.93% due 04/22/26[4,5]	1,500,000	1,506,704
Cent CLO
2014-16A, 3.14% due 08/01/24[4,5]	1,750,000	1,750,158
2014-16A, 4.09% due 08/01/24[4,5]	1,750,000	1,750,076
Madison Park Funding VIII Ltd.
2014-8A, 3.68% due 04/22/22[4,5]	2,000,000	2,000,157
2014-8A, 3.08% due 04/22/22[4,5]	1,500,000	1,500,011
CFIP CLO Ltd.
2014-1A, 2.35% due 04/13/25[4,5]	3,400,000	3,387,723
Oaktree EIF I Series A1 Ltd.
2016-A, 4.53% due 01/20/27[4,5]	3,250,000	3,255,919
NewMark Capital Funding CLO Ltd.
2014-2A, 3.27% due 06/30/26[4,5]	3,250,000	3,251,267
Dryden XXIII Senior Loan Fund
2014-23A, 4.78% due 07/17/23[4,5]	2,000,000	1,999,887
2014-23A, 3.83% due 07/17/23[4,5]	1,250,000	1,250,815
Venture X CLO Ltd.
2016-10A, 3.51% due 07/20/22[4,5]	3,250,000	3,240,975
Recette CLO LLC
2015-1A, 3.68% due 10/20/27[4,5]	3,250,000	3,224,585
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 4.42% due 10/15/26[4,5]	1,750,000	1,719,489
2014-5A, 3.53% due 10/15/26[4,5]	1,500,000	1,489,870
THL Credit Wind River CLO Ltd.
2014-2A, 6.13% due 07/15/26[4,5]	3,600,000	3,196,973
Benefit Street Partners CLO Ltd.
2015-IA, 3.98% due 10/15/25[4,5]	3,000,000	3,013,159
Madison Park Funding Ltd.
2007-6A, 4.13% due 07/26/21[4,5]	3,000,000	3,008,868
Atlas Senior Loan Fund VI Ltd.
2014-6A, 3.88% due 10/15/26[4,5]	3,000,000	3,007,638
Northwoods Capital IX Ltd.
2012-9A, 3.13% due 01/18/24[4,5]	3,000,000	3,003,816
Octagon Investment Partners XIX Ltd.
2014-1A, 3.73% due 04/15/26[4,5]	3,000,000	3,000,116
AMMC CLO XI Ltd.
2016-11A, 3.68% due 10/30/23[4,5]	3,000,000	2,999,715
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.18% due 10/20/25[4,5]	2,000,000	1,948,770
2013-7A, 4.33% due 10/20/25[4,5]	1,000,000	954,140
Crown Point CLO III Ltd.
2015-3A, 3.93% due 12/31/27[4,5]	3,000,000	2,884,955
Marathon CLO IV Ltd.
2012-4A, 3.91% due 05/20/23[4,5]	2,500,000	2,500,144
Venture XVI CLO Ltd.
2014-16A, 3.63% due 04/15/26[4,5]	2,500,000	2,487,665
FS Senior Funding Ltd.
2015-1A, 2.68% due 05/28/25[4,5]	2,500,000	2,479,664
Rockwall CDO Ltd.
2007-1A, 1.44% due 08/01/24[4,5]	2,100,000	2,060,738
2007-1A, 1.14% due 08/01/24[4,5]	418,452	416,475
Galaxy XVIII CLO Ltd.
2014-18A, 3.88% due 10/15/26[4,5]	2,500,000	2,473,525
Oaktree EIF II Series B1 Ltd.
2015-B1A, 3.21% due 02/15/26[4,5]	2,205,000	2,205,916
Venture XIII CLO Ltd.
2013-13A, due 06/10/25[5,6,7]	3,700,000	2,088,241

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
ASSET-BACKED SECURITIES†† - 38.7% (continued)
Collateralized Loan Obligations - 28.0% (continued)
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.48% due 07/25/25[4,5]	$1,000,000	$976,081
2014-1A, 4.76% due 07/25/25[5]	700,000	700,473
2014-1A, 4.18% due 07/25/25[4,5]	400,000	388,543
KKR CLO Trust
2012-1A, 3.16% due 12/15/24[4,5]	2,000,000	2,000,418
Mountain Hawk I CLO Ltd.
2013-1A, 3.06% due 01/20/24[4,5]	2,000,000	2,000,059
Octagon Investment Partners XVI Ltd.
2013-1A, 3.63% due 07/17/25[4,5]	2,000,000	1,995,652
Sound Point CLO IV Ltd.
2013-3A, 3.23% due 01/21/26[4,5]	2,000,000	1,985,958
Duane Street CLO IV Ltd.
2007-4A, 3.15% due 11/14/21[4,5]	2,000,000	1,977,513
Resource Capital Corp.
2015-CRE3, 4.71% due 03/15/32[4,5]	2,000,000	1,969,373
Madison Park Funding V Ltd.
2007-5A, 2.39% due 02/26/21[4,5]	2,000,000	1,943,979
NewStar Clarendon Fund CLO LLC
2015-1A, 4.23% due 01/25/27[4,5]	2,000,000	1,941,084
LMREC, Inc.
2015-CRE1, 4.02% due 02/22/32[4,5]	2,000,000	1,937,947
Ivy Hill Middle Market Credit Fund IX Ltd.
2014-9A, 3.33% due 10/18/25[4,5]	1,000,000	983,174
2014-9A, 4.18% due 10/18/25[4,5]	1,000,000	940,455
Galaxy XIX CLO Ltd.
2015-19A, due 01/24/27[5,6]	2,000,000	1,823,576
Westchester CLO Ltd.
2007-1A, 1.33% due 08/01/22[4,5]	1,850,000	1,767,272
Newstar Trust
2012-2A, 5.13% due 01/20/23[4,5]	1,000,000	999,927
2012-2A, 4.13% due 01/20/23[4,5]	750,000	754,491
AMMC CLO XIII Ltd.
2013-13A, 6.63% due 01/26/26[4,5]	2,000,000	1,651,371
Race Point V CLO Ltd.
2014-5A, 3.81% due 12/15/22[4,5]	1,100,000	1,099,440
2014-5A, 4.71% due 12/15/22[4,5]	500,000	499,742
Adirondack Park CLO Ltd.
2013-1A, 3.88% due 04/15/24[4,5]	1,500,000	1,501,188
ING Investment Management CLO Ltd.
2007-4A, 3.08% due 06/14/22[4,5]	1,500,000	1,494,245
COA Summit CLO Limited
2014-1A, 3.68% due 04/20/23[4,5]	1,250,000	1,247,921
Venture CLO Ltd.
2013-14A, 3.69% due 08/28/25[4,5]	1,250,000	1,247,464
Oaktree CLO Ltd.
2014-2A, 6.13% due 10/20/26[4,5]	1,250,000	1,042,739
ALM XIV Ltd.
2014-14A, 3.84% due 07/28/26[4,5]	750,000	743,517
2014-14A, 4.34% due 07/28/26[4,5]	300,000	294,385
Ares XXIII CLO Ltd.
2014-1A, 4.08% due 04/19/23[4,5]	1,000,000	1,006,254
Gallatin CLO VII Ltd.
2014-1A, 3.78% due 07/15/23[4,5]	1,000,000	1,000,078
Symphony CLO XV Ltd.
2014-15A, 4.08% due 10/17/26[4,5]	1,000,000	999,951
San Gabriel CLO Ltd.
2007-1A, 3.20% due 09/10/21[4,5]	1,000,000	997,768
Flagship CLO VI
2007-1A, 3.35% due 06/10/21[4,5]	1,000,000	997,516
Limerock CLO II Ltd.
2014-2A, 3.73% due 04/18/26[4,5]	1,000,000	989,994
WhiteHorse IV Ltd.
2007-4A, 2.33% due 01/17/20[4,5]	1,000,000	980,615
Highbridge Loan Management Ltd.
2013-2A, 4.58% due 10/20/24[4,5]	1,000,000	969,645
NXT Capital CLO LLC
2015-1A, 4.53% due 04/21/27[4,5]	1,000,000	965,902
Lime Street CLO Ltd.
2007-1A, 3.50% due 06/20/21[4,5]	1,000,000	930,879

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
ASSET-BACKED SECURITIES†† - 38.7% (continued)
Collateralized Loan Obligations - 28.0% (continued)
Saranac CLO III Ltd.
2014-3A, 6.02% due 06/22/25[4,5]	$1,000,000	$855,334
Venture XII CLO Ltd.
2013-12A, 3.79% due 02/28/24[4,5]	750,000	749,914
Grayson CLO Ltd.
2006-1A, 1.30% due 11/01/21[4,5]	750,000	723,491
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[5,6]	1,200,000	650,793
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[5,6]	1,000,000	519,717
KKR Financial CLO Ltd.
2012-1A, 4.26% due 12/15/24[4,5]	500,000	500,243
OZLM Funding V Ltd.
2013-5A, 3.88% due 01/17/26[4,5]	500,000	499,991
GoldenTree Credit Opportunities Financing Ltd.
2012-1A, 4.96% due 06/15/28[4,5]	500,000	499,923
AMMC CLO XIV Ltd.
2014-14A, 3.68% due 07/27/26[4,5]	500,000	498,656
DIVCORE CLO Ltd.
2013-1A, 4.60% due 11/15/32[4,5]	500,000	497,973
Westwood CDO I Ltd.
2007-1A, 1.67% due 03/25/21[4,5]	500,000	483,772
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.88% due 12/20/18[4,5]	440,475	439,359
MCF CLO IV LLC
2014-1A, 6.78% due 10/15/25[4,5]	500,000	431,997
Ares XXV CLO Ltd.
2013-3A, due 01/17/24[5,6]	750,000	394,819
Copper River CLO Ltd.
2007-1A, due 01/20/21[4,6,16]	1,500,000	353,853
Eastland CLO Ltd.
2007-1A, 1.29% due 05/01/22[4,5]	250,000	238,264
ICE EM CLO
2007-1A, 1.80% due 08/15/22[4,5]	35,240	35,138
Marathon CLO II Ltd.
2005-2A, due 12/20/19†††,4,5,6	250,000	–
Total Collateralized Loan Obligations		1,198,236,700
Collateralized Debt Obligations - 4.0%
Anchorage Credit Funding 4 Ltd.
2016-4A, 3.50% due 02/15/35[5]	55,600,000	54,014,130
Putnam Structured Product Funding Ltd.
2003-1A, 1.70% due 10/15/38[4,5]	35,155,531	30,952,828
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[5]	20,500,000	20,070,936
2016-2A, 5.29% due 05/12/31[5]	5,000,000	5,073,269
Triaxx Prime CDO Ltd.
2006-2A, 0.88% due 10/02/39[4,5]	19,573,214	18,934,947
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[5]	13,000,000	12,824,954
SRERS Funding Ltd.
2011-RS, 0.90% due 05/09/46[4,5]	13,285,483	9,280,883
Anchorage Credit Funding 3 Ltd.
2016-3A, 3.85% due 10/28/33[5]	7,500,000	7,420,514
Highland Park CDO I Ltd.
2006-1A, 1.33% due 11/25/51[4,5]	4,136,971	3,816,357
Anchorage Credit Funding 1 Ltd.
2015-1A, 4.30% due 07/28/30[5]	3,000,000	3,060,709
Gramercy Real Estate CDO Ltd.
2007-1A, 1.19% due 08/15/56[4,5]	1,301,872	1,301,749
2006-1A, 1.25% due 07/25/41[4,5]	1,091,269	1,089,622
N-Star REL CDO VIII Ltd.
2006-8A, 0.98% due 02/01/41[4,5]	2,274,913	2,246,059
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.34% due 11/21/40[4,5]	1,250,000	1,212,214

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
ASSET-BACKED SECURITIES†† - 38.7% (continued)
Collateralized Debt Obligations - 4.0% (continued)
RAIT CRE CDO I Ltd.
2006-1X A1B, 1.07% due 11/20/46	$940,869	$920,454
Total Collateralized Debt Obligations		172,219,625
Transport-Aircraft - 4.0%
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41[5]	35,700,000	35,515,288
2016-1A, 4.88% due 03/17/36[5]	20,581,250	20,816,000
2014-1, 5.13% due 12/15/29	8,250,000	8,192,250
2014-1, 7.38% due 12/15/29[4]	2,538,462	2,520,692
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[5]	28,678,571	28,463,482
2015-1A, 5.07% due 02/15/40[5]	2,389,881	2,300,260
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[5]	19,567,451	19,812,072
2014-1, 5.25% due 02/15/29[5]	1,388,473	1,382,919
2014-1, 7.50% due 02/15/29	693,461	691,728
ECAF I Ltd.
2015-1A, 4.95% due 06/15/40[5]	16,106,543	16,242,853
2015-1A, 3.47% due 06/15/40[5]	1,590,361	1,585,590
Harbour Aircraft Investments Ltd.
2016-1A, 4.70% due 07/15/41	7,812,790	7,846,838
Rise Ltd.
2014-1, 4.75% due 02/12/39	4,580,770	4,550,995
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[5]	4,587,028	4,533,364
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	3,520,800	3,483,831
Eagle I Ltd.
2014-1A, 4.31% due 12/15/39[5]	2,610,000	2,616,525
AASET
2014-1 C, 10.00% due 12/15/29	2,233,412	2,233,412
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[5]	1,579,695	1,601,416
2013-1, 6.35% due 10/15/38[5]	338,506	338,506
Stripes
2013-1 A1, 4.24% due 03/20/23†††,1	1,710,071	1,668,246
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[16]	1,095,731	1,075,253
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[5]	1,075,158	1,067,095
AABS Ltd.
2013-1, 4.88% due 01/15/38	277,085	275,561
Airplanes Pass Through Trust
2001-1A, 1.09% due 03/15/19[4,16]	740,322	249,859
Total Transport-Aircraft		169,064,035
Net Lease - 1.2%
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[5]	31,109,943	29,823,638
Store Master Funding I LLC
2015-1A, 4.17% due 04/20/45[5]	5,800,258	5,646,813
2015-1A, 3.75% due 04/20/45[5]	1,487,500	1,451,282
Spirit Master Funding LLC
2014-2A, 5.76% due 03/20/42[5]	4,957,289	5,174,170
2014-4A, 4.63% due 01/20/45[5]	2,000,000	1,879,523
Capital Automotive REIT
2014-1A, 3.66% due 10/15/44[5]	4,500,000	4,372,313
Store Master Funding LLC
2012-1A, 5.77% due 08/20/42[5]	1,778,196	1,798,257
2013-1A, 4.16% due 03/20/43[5]	1,735,601	1,712,932
Total Net Lease		51,858,928
Whole Business - 1.1%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[5]	27,531,000	27,340,981
2016-1A, 4.38% due 05/25/46[5]	3,391,500	3,406,250
Wendys Funding LLC
2015-1A, 4.50% due 06/15/45[5]	7,850,625	7,557,137
Drug Royalty III Limited Partnership 1
2016-1A, 3.98% due 04/15/27[5]	4,193,873	4,154,483

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
ASSET-BACKED SECURITIES†† - 38.7% (continued)
Whole Business - 1.1% (continued)
Sonic Capital LLC
2016-1A, 4.47% due 05/20/46[5]	$2,485,417	$2,454,881
Total Whole Business		44,913,732
Financial - 0.2%
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26†††,5	4,000,000	3,888,247
Hana Small Business Lending Loan Trust
2014-2014, 3.06% due 01/25/40[4,5]	1,223,390	1,194,518
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[5]	757,738	764,837
2010-CX, 1.11% due 07/10/17[4]	358,583	357,121
Garanti Diversified Payment Rights Finance Co.
2007-A, 1.06% due 07/09/17[4]	312,000	310,558
Total Financial		6,515,281
Industrial - 0.1%
Agnico-Eagle Mines Ltd.
4.84% due 06/30/26†††,1	6,000,000	5,794,005
Insurance - 0.1%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[5]	5,131,250	5,098,261
Transport-Container - 0.0%
CLI Funding V LLC
2013-2A, 3.22% due 06/18/28[5]	1,451,360	1,403,519
Total Asset-Backed Securities
(Cost $1,657,398,970)		1,655,104,086

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 34.2%
Residential Mortgage Backed Securities - 23.9%
LSTAR Securities Investment Trust
2016-2, 2.62% due 03/01/21[4,5]	25,583,452	25,252,837
2016-5, 2.77% due 11/01/21[4,5]	19,955,790	19,734,293
2015-2, 2.62% due 01/01/20[4,5]	18,964,042	18,868,797
2015-4, 2.62% due 04/01/20[4,5]	18,088,246	18,054,331
2015-3, 2.62% due 03/01/20[4,5]	16,744,653	16,604,651
2015-10, 2.62% due 11/01/20[4,5]	4,311,111	4,278,778
LSTAR Securities Investment Ltd.
2016-4, 2.62% due 10/01/21[4,5]	39,107,900	38,679,004
2016-3, 2.62% due 09/01/21[4,5]	21,078,943	20,822,043
2016-6, 2.62% due 11/01/21[4,5]	19,842,458	19,576,708
2015-6, 2.62% due 05/01/20[4,5]	4,186,757	4,129,190
RALI Series Trust
2006-QO10, 0.92% due 01/25/37[4]	17,174,915	14,468,425
2006-QO2, 0.98% due 02/25/46[4]	22,932,595	9,977,289
2007-QO2, 0.91% due 02/25/47[4]	14,276,391	7,981,665
2007-QO4, 0.95% due 05/25/47[4]	6,712,340	5,587,795
2005-QO1, 1.06% due 08/25/35[4]	6,817,365	5,356,159
2005-QO1, 2.07% due 08/25/35[4]	4,507,735	3,817,932
2006-QS8, 1.21% due 08/25/36[4]	5,689,349	3,677,198
2006-QO2, 1.03% due 02/25/46[4]	6,068,467	2,698,584
2007-QO3, 0.92% due 03/25/47[4]	2,712,512	2,163,043
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[8]	230,847,304	40,281,169
2006-1, 0.86% due 03/25/46[4]	8,668,756	7,117,208
2006-1, 0.98% due 03/25/46[4]	3,888,900	3,220,854
LSTAR Commercial Mortgage Trust
2016-7, 2.61% due 12/01/21[4,5]	43,000,000	42,368,528
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[4,5]	38,379,740	38,277,845
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[5]	35,003,787	34,873,089
Countrywide Asset-Backed Certificates
2006-6, 0.93% due 09/25/36[4]	34,849,075	32,375,415
2005-15, 1.03% due 03/25/36[4]	1,500,000	1,213,708

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 34.2% (continued)
Residential Mortgage Backed Securities - 23.9% (continued)
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% due 10/16/46[4,5]	$32,742,801	$32,560,348
First NLC Trust
2005-4, 1.15% due 02/25/36[4]	30,550,000	28,506,726
2005-1, 1.22% due 05/25/35[4]	3,518,545	3,028,883
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[5,9]	25,871,837	26,146,114
VOLT LI LLC
2016-NP11, 3.50% due 10/25/46[5]	22,952,470	22,899,810
VOLT LIII LLC
2016-NP13, 3.88% due 12/26/46[5]	20,000,000	20,036,959
American Home Mortgage Assets Trust
2006-4, 0.95% due 10/25/46[4]	15,113,664	9,996,154
2007-1, 1.27% due 02/25/47[4]	12,517,415	7,331,536
2006-5, 1.49% due 11/25/46[4]	5,206,240	2,694,045
VOLT LII LLC
2016-NP12, 3.63% due 11/26/46[5]	19,258,817	19,204,232
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 1.35% due 07/25/47†††,4	11,140,720	9,343,717
2007-OA3, 1.34% due 04/25/47[4]	7,263,943	5,947,542
2006-AR13, 1.45% due 10/25/46[4]	2,568,985	2,154,247
2006-AR11, 1.49% due 09/25/46[4]	2,067,912	1,504,967
CSMC Series
2015-12R, 1.08% due 11/30/37[4,5]	19,970,000	18,776,245
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.40% due 11/25/46[4]	21,511,654	15,578,744
2006-7, 4.43% due 09/25/36[9]	3,168,364	1,724,967
2006-AR9, 1.41% due 11/25/46[4]	1,311,555	942,077
2006-8, 4.57% due 10/25/36	552,033	342,284
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 1.06% due 04/25/36[4]	11,727,668	10,214,435
2007-OA2, 1.34% due 04/25/47[4]	5,324,531	4,510,038
2006-OA1, 0.96% due 02/25/47[4]	4,580,328	3,747,304
Lehman XS Trust Series
2007-2N, 0.94% due 02/25/37[4]	11,922,000	8,186,083
2007-15N, 1.01% due 08/25/37[4]	6,329,219	5,401,744
2005-7N, 1.03% due 12/25/35[4]	3,195,494	2,849,571
Nomura Resecuritization Trust
2016-1R, 3.58% due 01/28/38†††,4,5	11,580,099	11,559,312
2015-4R, 1.42% due 03/26/36[4,5]	2,491,266	2,338,933
2015-4R, 1.19% due 12/26/36[4,5]	1,864,190	1,730,031
2012-1R, 1.20% due 08/27/47[4,5]	176,325	172,871
VOLT XLVIII LLC
2016-NPL8, 3.50% due 07/25/46[5]	15,762,156	15,708,324
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.90% due 07/25/37[4,5]	9,380,733	8,328,729
2007-HE2A, 0.89% due 07/25/37[4,5]	7,732,267	6,817,037
GSMSC Resecuritization Trust
2015-5R, 0.74% due 02/26/37[4,5]	16,220,038	14,355,538
Impac Secured Assets CMN Owner Trust
2005-2, 1.01% due 03/25/36[4]	18,126,776	14,029,854
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[5]	13,644,322	13,726,470
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[5]	11,533,314	11,621,254
NRPL Trust
2015-1A, 3.88% due 11/01/54[5]	7,942,056	7,877,417
2014-2A, 3.75% due 10/25/57[4,5]	3,266,647	3,250,066
VOLT XXXVI LLC
2015-NP10, 3.63% due 07/25/45[4,5]	11,080,000	11,093,492
Banc of America Funding Trust
2014-R7, 0.72% due 09/26/36[4,5]	6,824,267	6,460,028
2015-R4, 0.93% due 01/27/35[4,5]	4,217,794	3,937,394

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 34.2% (continued)
Residential Mortgage Backed Securities - 23.9% (continued)
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/55[5]	$10,193,915	$10,223,230
First Franklin Mortgage Loan Trust
2004-FF10, 2.03% due 07/25/34[4]	10,501,114	10,155,612
Banc of America Funding Ltd.
2013-R1, 0.75% due 11/03/41[4,5]	11,108,375	10,122,851
Alternative Loan Trust
2007-OA7, 0.94% due 05/25/47[4]	6,305,688	5,326,245
2005-38, 1.11% due 09/25/35[4]	5,318,943	4,636,461
Bayview Opportunity Master Fund Trust
2016-LT1, 3.47% due 10/28/31[4,5]	9,937,618	9,898,363
Soundview Home Loan Trust
2007-1, 0.93% due 03/25/37[4]	5,535,859	5,292,542
2005-OPT3, 1.23% due 11/25/35[4]	3,930,000	3,509,450
HarborView Mortgage Loan Trust
2006-14, 0.89% due 01/25/47[4]	10,641,041	8,717,447
VOLT XXVII LLC
2014-NPL7, 3.38% due 08/27/57[5]	8,543,355	8,547,162
CIT Mortgage Loan Trust
2007-1, 2.21% due 10/25/37[4,5]	7,512,358	7,360,249
Structured Asset Investment Loan Trust
2005-11, 1.12% due 01/25/36[4]	8,146,636	7,319,389
Vericrest Opportunity Loan Trust
2015-NPL3, 3.38% due 10/25/58[5]	7,279,323	7,269,126
Bear Stearns Asset Backed Securities I Trust
2006-HE3, 1.12% due 04/25/36[4]	7,600,000	7,172,981
Morgan Stanley Resecuritization Trust
2014-R9, 0.72% due 11/26/46[4,5]	7,566,474	7,019,092
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 1.14% due 12/25/35[4]	7,800,000	7,005,407
IndyMac INDX Mortgage Loan Trust
2005-AR18, 1.54% due 10/25/36[4]	9,642,178	6,921,330
ASG Resecuritization Trust
2010-3, 0.87% due 12/28/45[4,5]	7,448,451	6,359,628
VOLT XXXIV LLC
2015-NPL7, 3.25% due 02/25/55[4,5]	5,432,202	5,417,930
BCAP LLC
2014-RR2, 0.82% due 03/26/36[4,5]	3,627,979	3,549,804
2014-RR3, 0.69% due 10/26/36[4,5]	1,675,940	1,628,833
VOLT XLII LLC
2016-NPL2, 4.25% due 03/26/46[5]	4,917,297	4,951,468
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WCW2, 1.29% due 07/25/35[4]	5,000,000	4,664,843
AJAX Mortgage Loan Trust
2015-A, 3.88% due 11/25/54[4,5]	4,134,962	4,104,198
Luminent Mortgage Trust
2006-2, 0.96% due 02/25/46[4]	5,252,621	3,690,191
GSAA Home Equity Trust
2006-14, 0.93% due 09/25/36[4]	6,163,853	3,132,239
2007-7, 1.03% due 07/25/37[4]	481,038	434,929
GSAA Trust
2005-10, 1.41% due 06/25/35[4]	3,312,000	3,055,375
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[5]	2,706,155	2,702,068
GreenPoint Mortgage Funding Trust
2005-HE4, 1.23% due 07/25/30[4]	2,375,447	2,328,431
Impac Secured Assets Trust
2006-2, 0.93% due 08/25/36[4]	2,763,492	2,230,358
RFMSI Series Trust
2006-S11, 6.00% due 11/25/36	2,334,225	2,053,012
GCAT LLC
2015-1, 3.63% due 05/26/20[4,5]	1,858,542	1,861,016

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 34.2% (continued)
Residential Mortgage Backed Securities - 23.9% (continued)
Irwin Home Equity Loan Trust
2007-1, 5.85% due 08/25/37[5]	$1,162,476	$1,136,652
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC6, 0.93% due 01/25/37[4]	1,118,811	1,025,867
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	906,785	933,927
Alliance Bancorp Trust
2007-OA1, 1.00% due 07/25/37[4]	1,203,135	868,735
GSAMP Trust
2005-HE6, 1.20% due 11/25/35[4]	800,000	786,500
Morgan Stanley Re-REMIC Trust
2010-R5, 1.26% due 06/26/36[4,5]	468,987	343,394
Total Residential Mortgage Backed Securities		1,021,848,395
Commercial Mortgage Backed Securities - 7.2%
Citigroup Commercial Mortgage Trust
2016-GC36, 4.76% due 02/10/49[4]	23,800,000	23,985,641
2016-P5, 4.32% due 10/10/49[4]	5,950,000	5,714,764
2016-P4, 4.74% due 07/10/49[8]	32,927,591	4,381,536
2016-C2, 4.59% due 08/10/49[8]	34,533,307	4,349,035
2016-P5, 4.62% due 10/10/49[8]	31,958,065	3,282,713
2016-GC37, 4.36% due 04/10/49[8]	19,312,996	2,355,484
2015-GC35, 4.28% due 11/10/48[8]	34,295,406	1,845,909
2015-GC29, 4.77% due 04/10/48[8]	24,828,597	1,604,305
2013-GC15, 4.37% due 09/10/46[4]	380,000	413,585
Cosmopolitan Hotel Trust
2016-CSMO, 2.80% due 11/15/33[4,5]	15,500,000	15,577,711
2016-CSMO, 3.35% due 11/15/33[4,5]	13,100,000	13,173,872
2016-CSMO, 4.20% due 11/15/33[4,5]	6,600,000	6,637,218
JP Morgan Chase Commercial Mortgage Securities Trust
2016-WIKI, 4.01% due 10/05/31[4,5]	17,000,000	16,421,401
2016-JP3, 4.32% due 08/15/49[8]	74,885,085	7,715,837
2015-JP1, 4.74% due 01/15/49[4]	2,800,000	2,817,009
Wells Fargo Commercial Mortgage Trust
2016-C32, 4.71% due 01/15/59[8]	125,488,217	10,834,603
2016-C35, 4.55% due 07/15/48[8]	27,642,858	3,710,791
2016-NXS5, 4.73% due 01/15/59[8]	30,785,910	2,856,286
2015-NXS4, 4.63% due 12/15/48[8]	39,738,418	2,422,446
2015-P2, 4.43% due 12/15/48[8]	34,835,670	2,208,954
2015-C30, 4.39% due 09/15/58[8]	33,571,686	2,104,001
2016-C32, 4.72% due 01/15/59[4]	1,400,000	1,422,851
2015-NXS1, 4.05% due 05/15/48[8]	11,842,931	779,080
2015-NXS4, 4.22% due 12/15/48[4]	64,000	65,768
COMM Mortgage Trust
2015-CR26, 5.01% due 10/10/48[8]	93,114,129	5,976,707
2013-CR13, 4.75% due 12/10/23[4]	4,650,000	4,799,833
2015-CR26, 4.49% due 10/10/48[4]	3,780,000	3,589,076
2015-CR24, 4.37% due 08/10/48[4]	2,967,000	2,899,821
2015-CR23, 5.18% due 05/10/48[8]	49,389,835	2,645,557
2015-CR27, 4.74% due 10/10/48[8]	31,730,864	2,112,403
2013-CR13, 4.95% due 12/10/23[8]	52,186,508	2,101,331
2015-CR27, 4.47% due 10/10/48[4]	1,500,000	1,473,558
2015-CR23, 3.80% due 05/10/48	700,000	713,227
JPMDB Commercial Mortgage Securities Trust
2016-C2, 3.40% due 06/15/49[4]	14,300,000	13,140,170
2016-C2, 4.35% due 06/15/49[8]	33,056,744	3,371,021
2016-C4, 3.10% due 12/15/49[4]	3,500,000	3,137,338
2016-C4, 4.04% due 12/15/49[8]	33,987,063	2,134,235

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 34.2% (continued)
Commercial Mortgage Backed Securities - 7.2% (continued)
GS Mortgage Securities Corporation Trust
2016-ICE2, 4.79% due 02/15/33[4,5]	$18,000,000	$18,226,225
RB Commercial Trust
2012-RS1, 5.35% due 01/26/22[5]	15,826,481	15,925,648
Motel 6 Trust
2015-MTL6, 5.28% due 02/05/30[5]	15,000,000	14,926,736
Hilton USA Trust
2013-HLT, 4.45% due 11/05/30[4,5]	11,700,000	11,717,460
Morgan Stanley Capital I Trust
2015-XLF1, 2.89% due 08/13/19[4,5]	7,600,000	7,580,413
2016-UBS9, 4.55% due 03/15/49[4]	275,000	270,517
JPMBB Commercial Mortgage Securities Trust
2015-C31, 4.62% due 08/15/48[4]	3,253,000	2,930,629
2013-C17, 4.89% due 01/15/47[4]	2,500,000	2,576,179
2013-C12, 5.89% due 07/15/45[8]	50,509,502	1,281,234
CSAIL Commercial Mortgage Trust
2015-C1, 4.06% due 04/15/50[8]	58,278,959	3,222,104
2016-C6, 4.91% due 01/15/49[4]	3,000,000	3,013,034
J.P. Morgan Chase Commercial Mortgage Securities Trust
2016-WSP, 2.85% due 08/15/33[4,5]	5,000,000	5,001,950
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 2.60% due 06/15/28[4,5]	3,480,000	3,410,110
2014-ICTS, 3.65% due 06/15/28[4,5]	1,495,873	1,476,105
CDGJ Commercial Mortgage Trust
2014-BXCH, 3.04% due 12/15/27[4,5]	3,000,000	2,988,707
2014-BXCH, 4.95% due 12/15/27[4,5]	1,871,143	1,878,537
DBJPM Mortgage Trust
2016-C1, 3.35% due 05/10/49[4]	4,450,000	4,131,447
CD Mortgage Trust
2016-CD1, 4.33% due 08/10/49[8]	36,019,807	3,582,289
CFCRE Commercial Mortgage Trust
2016-C3, 4.65% due 01/10/48[8]	40,713,879	2,973,644
Core Industrial Trust
2015-WEST, 4.23% due 02/10/37[4,5]	3,000,000	2,813,865
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 4.56% due 12/15/47[8]	41,627,849	2,638,177
BXHTL Mortgage Trust
2015-JWRZ, 3.55% due 05/15/29[4,5]	2,500,000	2,487,446
Hyatt Hotel Portfolio Trust
2015-HYT, 3.75% due 11/15/29[4,5]	2,000,000	2,007,502
CSMC Trust
2015-SAND, 3.55% due 08/15/30[4,5]	1,700,000	1,691,594
BLCP Hotel Trust
2014-CLRN, 3.20% due 08/15/29[4,5]	1,500,000	1,482,094
GS Mortgage Securities Trust
2015-GC28, 4.60% due 02/10/48[8]	21,666,203	1,313,873
WFRBS Commercial Mortgage Trust
2013-C12, 6.10% due 03/15/48[5,8]	13,968,303	766,580
LSTAR Commercial Mortgage Trust
2014-2, 4.86% due 01/20/41[4,5]	500,000	505,285
GS Mortgage Securities Corporation II
2013-GC10, 2.94% due 02/10/46	225,000	228,157
Total Commercial Mortgage Backed Securities		307,822,618
Military Housing - 1.7%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,16	22,875,957	23,061,738
2003-PRES, 6.24% due 10/10/41[5]	11,000,726	12,419,597
2005-DRUM, 5.47% due 05/10/50[16]	4,719,860	4,722,553
2005-BLIS, 5.25% due 07/10/50†††,16	2,500,000	2,319,070
Capmark Military Housing Trust
2008-AMCW, 6.90% due 07/10/55†††,16	8,443,977	9,774,954

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 34.2% (continued)
Military Housing - 1.7% (continued)
2007-AETC, 5.75% due 02/10/52†††,16	$8,302,056	$7,874,417
2007-ROBS, 6.06% due 10/10/52[16]	4,815,085	4,800,881
2006-RILY, 1.03% due 07/10/51†††,4,5	7,212,810	4,471,240
2007-AET2, 6.06% due 10/10/52[16]	2,189,792	2,249,946
Total Military Housing		71,694,396
Government Agency - 1.1%
Fannie Mae
#BA1742, 3.50% due 12/01/45	8,696,366	8,905,022
#AS6528, 4.00% due 01/01/46	4,233,412	4,449,897
#AL6307, 4.50% due 02/01/45	2,515,197	2,707,917
#AS7580, 3.00% due 07/01/46	2,321,826	2,303,818
#AX3215, 4.50% due 09/01/44	1,629,239	1,752,658
#AS2288, 5.00% due 04/01/44	1,428,547	1,565,015
#AL4290, 4.50% due 10/01/43	1,092,507	1,175,602
#AL6671, 5.00% due 12/01/44	920,166	1,008,069
#MA1525, 3.50% due 08/01/43	870,009	894,569
#AN3620, 2.75% due 11/01/31	679,132	648,500
Freddie Mac
#G08694, 4.00% due 02/01/46	3,972,952	4,173,687
#G60038, 3.50% due 01/01/44	3,427,787	3,519,806
#G08677, 4.00% due 11/01/45	3,081,036	3,236,565
#G08715, 3.00% due 08/01/46	2,344,747	2,325,521
FREMF Mortgage Trust
2013-K29, 0.13% due 05/25/46[5,10]	825,047,215	4,964,887
Freddie Mac Multifamily Structured Pass Through Certificates
2015-K043, 0.55% due 12/25/24[4]	44,781,962	1,644,156
2014-K715, 2.86% due 01/25/21	450,000	463,434
Federal National Mortgage Association
3.63% due 01/01/37	750,000	763,987
Total Government Agency		46,503,110
Financial - 0.3%
Station Place Securitization Trust
2016-1, 3.76% due 02/25/17†††,4	5,000,000	4,999,990
2016-3, 3.76% due 05/25/48†††,4,5	4,500,000	4,499,671
2016-3, 3.01% due 05/25/48†††,4,5	4,000,000	3,999,729
Total Financial		13,499,390
Total Collateralized Mortgage Obligations
(Cost $1,475,083,470)		1,461,367,909

CORPORATE BONDS†† - 12.4%
Financial - 4.5%
Citigroup, Inc.
6.25% due 12/31/49[4,11]	21,155,000	21,768,495
5.88% due 12/31/49[4,11]	5,685,000	5,741,850
5.95% due 12/29/49[4,11]	5,000,000	5,068,750
5.95% due 12/31/49[4,11]	4,235,000	4,298,313
WP Carey, Inc.
4.25% due 10/01/26	22,150,000	21,504,748
Bank of America Corp.
6.10% due 03/12/49[4,11]	10,500,000	10,557,750
6.30% due 12/31/49[4,11]	5,450,000	5,695,250
2.15% due 11/09/20	1,600,000	1,579,202
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[5]	18,799,172	17,585,309
Hospitality Properties Trust
5.25% due 02/15/26	16,200,000	16,396,231
Kennedy-Wilson, Inc.
5.88% due 04/01/24	11,575,000	11,792,031
GEO Group, Inc.
5.88% due 10/15/24	6,085,000	6,001,331
6.00% due 04/15/26	4,741,000	4,658,033
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††,1	8,725,000	8,635,955
Atlas Mara Ltd.
8.00% due 12/31/20[1]	6,600,000	5,544,000
Fort Benning Family Communities LLC
1.05% due 01/15/36†††,4,16	6,000,000	4,729,005
Citizens Financial Group, Inc.
5.50% due 12/31/49[4,11]	4,500,000	4,455,000
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[5]	1,969,811	1,953,442
1.04% due 02/15/52†††,4,16	1,765,479	1,220,498
MetLife, Inc.
5.70% due 06/15/35	1,300,000	1,529,629
6.38% due 06/15/34	1,200,000	1,510,096

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
CORPORATE BONDS†† - 12.4% (continued)
Financial - 4.5% (continued)
Teachers Insurance & Annuity Association of America
4.38% due 09/15/54[4,5]	$3,000,000	$2,943,749
Customers Bank
6.13% due 06/26/29[4,16]	2,000,000	2,022,784
Goldman Sachs Group, Inc.
6.13% due 02/15/33	1,600,000	1,933,800
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[16]	1,426,658	1,384,287
5.38% due 02/15/48	553,257	508,349
AmTrust Financial Services, Inc.
6.13% due 08/15/23[1]	1,641,000	1,707,083
Prudential Financial, Inc.
6.63% due 12/01/37	1,300,000	1,652,620
Royal Bank of Scotland Group plc
3.88% due 09/12/23	1,700,000	1,632,435
Barclays plc
4.38% due 01/12/26	1,600,000	1,620,515
Compass Bank
2.75% due 09/29/19	1,600,000	1,591,291
Jefferies Group LLC
5.13% due 01/20/23	1,500,000	1,569,812
Santander UK Group Holdings plc
2.88% due 08/05/21	1,600,000	1,564,568
International Lease Finance Corp.
8.63% due 01/15/22	1,300,000	1,561,625
Credit Suisse Group Funding Guernsey Ltd.
4.55% due 04/17/26	1,500,000	1,557,863
Discover Bank/Greenwood DE
4.20% due 08/08/23	1,400,000	1,458,563
Morgan Stanley
7.25% due 04/01/32	820,000	1,111,030
Pacific Northwest Communities LLC
5.91% due 06/15/50[16]	1,000,000	1,075,320
Cadence Bank North America
6.25% due 06/28/29[4,16]	1,200,000	1,051,411
Univest Corporation of Pennsylvania
5.10% due 03/30/25[1,4]	1,000,000	1,000,000
HSBC Holdings plc
4.30% due 03/08/26	910,000	943,549
Wilton Re Finance LLC
5.88% due 03/30/33[4,5]	925,000	942,344
HSBC Holdings PLC
4.38% due 11/23/26	700,000	705,197
ACC Group Housing LLC
6.35% due 07/15/54†††,[16]	625,000	671,433
Hanover Insurance Group, Inc.
4.50% due 04/15/26	650,000	653,160
Lincoln National Corp.
8.75% due 07/01/19	307,000	353,229
7.00% due 06/15/40	210,000	265,136
CIC Receivables Master Trust
4.89% due 10/07/21†††	459,865	463,428
Assurant, Inc.
6.75% due 02/15/34	106,000	128,224
Total Financial		196,297,723
Energy - 2.6%
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25[12]	18,100,000	20,165,192
3.90% due 07/15/26	5,600,000	5,420,458
4.25% due 04/01/24	4,200,000	4,232,458
Buckeye Partners, LP
3.95% due 12/01/26	12,876,000	12,531,013
4.35% due 10/15/24	9,826,000	10,027,718
ConocoPhillips
6.50% due 02/01/39	10,495,000	13,285,767
5.90% due 10/15/32	2,875,000	3,314,559
2.40% due 12/15/22	900,000	870,228
MPLX, LP
4.88% due 12/01/24	9,800,000	10,091,001
4.50% due 07/15/23	2,000,000	2,031,232
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[5]	8,440,000	8,744,330
Hess Corp.
4.30% due 04/01/27	3,650,000	3,633,289
7.88% due 10/01/29	897,000	1,081,539
7.13% due 03/15/33	720,000	821,501
7.30% due 08/15/31	700,000	815,303
Halliburton Co.
4.85% due 11/15/35	2,185,000	2,304,362
3.80% due 11/15/25	1,600,000	1,625,435
Baker Hughes, Inc.
3.20% due 08/15/21	1,000,000	1,021,414
5.13% due 09/15/40	500,000	549,674
Anadarko Petroleum Corp.
8.70% due 03/15/19	1,310,000	1,488,772
Enterprise Products Operating LLC
3.90% due 02/15/24	890,000	917,925
3.95% due 02/15/27	400,000	409,757
Marathon Petroleum Corp.
3.63% due 09/15/24	1,200,000	1,185,119
Magellan Midstream Partners, LP
4.25% due 02/01/21	740,000	784,530
Tosco Corp.
8.13% due 02/15/30	560,000	767,274
Husky Energy, Inc.
7.25% due 12/15/19	600,000	682,184
QEP Resources, Inc.
6.88% due 03/01/21	200,000	212,500

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
CORPORATE BONDS†† - 12.4% (continued)
Energy - 2.6% (continued)
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[13,16]	$781,800	$93,816
Total Energy		109,108,350
Basic Materials - 1.4%
Yamana Gold, Inc.
4.95% due 07/15/24	21,020,000	20,599,600
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[5,12]	18,955,000	19,059,802
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[4,5]	13,000,000	14,592,500
Alcoa Nederland Holding BV
7.00% due 09/30/26[5]	3,450,000	3,777,750
6.75% due 09/30/24[5]	750,000	813,750
Eldorado Gold Corp.
6.13% due 12/15/20[5]	1,050,000	1,065,750
Southern Copper Corp.
5.25% due 11/08/42	430,000	393,958
7.50% due 07/27/35	260,000	300,273
PQ Corp.
6.75% due 11/15/22[5]	350,000	374,500
Total Basic Materials		60,977,883
Communications - 1.3%
DISH DBS Corp.
5.88% due 11/15/24	8,350,000	8,592,150
7.75% due 07/01/26	7,425,000	8,371,688
5.88% due 07/15/22	2,820,000	2,968,050
Sprint Communications, Inc.
7.00% due 03/01/20[5]	10,300,000	11,175,500
9.00% due 11/15/18[5]	3,975,000	4,382,437
CSC Holdings LLC
6.63% due 10/15/25[5]	7,897,000	8,627,472
6.75% due 11/15/21	1,700,000	1,827,500
SFR Group S.A.
6.25% due 05/15/24[5]	2,950,000	2,964,750
6.00% due 05/15/22[5]	600,000	615,750
Virgin Media Finance plc
6.38% due 04/15/23[5]	1,620,000	1,682,775
Qwest Corp.
6.75% due 12/01/21	1,270,000	1,377,950
AT&T, Inc.
6.30% due 01/15/38	500,000	568,270
Vodafone Group plc
7.88% due 02/15/30	430,000	560,794
Total Communications		53,715,086
Consumer, Non-cyclical - 1.2%
Tenet Healthcare Corp.
4.46% due 06/15/20[4]	14,610,000	14,719,574
Vector Group Ltd.
7.75% due 02/15/21	12,637,000	13,174,073
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[5]	10,801,000	10,665,988
Offutt AFB America First Community LLC
5.46% due 09/01/50†††,5	6,760,222	6,367,371
United Communities LLC
5.61% due 09/15/51[5]	4,650,044	4,884,127
Flowers Foods, Inc.
3.50% due 10/01/26	1,750,000	1,665,790
Acadia Healthcare Company, Inc.
5.63% due 02/15/23	300,000	300,000
Opal Acquisition, Inc.
8.88% due 12/15/21[5]	70,000	59,850
Total Consumer, Non-cyclical		51,836,773
Consumer, Cyclical - 0.4%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[5]	6,600,000	6,547,200
HP Communities LLC
5.78% due 03/15/46[16]	2,150,000	2,281,279
5.86% due 09/15/53[16]	1,420,000	1,491,341
5.62% due 09/15/32[16]	1,000,000	1,086,930
Hasbro, Inc.
6.35% due 03/15/40	1,500,000	1,748,130
Wyndham Worldwide Corp.
4.25% due 03/01/22	1,460,000	1,509,723
Northern Group Housing LLC
6.80% due 08/15/53[16]	1,200,000	1,431,996
Ford Motor Co.
7.45% due 07/16/31	650,000	815,779
Total Consumer, Cyclical		16,912,378
Technology - 0.4%
First Data Corp.
5.75% due 01/15/24[5]	5,500,000	5,675,341
Micron Technology, Inc.
5.25% due 08/01/23	4,935,000	4,953,506
CDK Global, Inc.
5.00% due 10/15/24	2,100,000	2,037,000
Open Text Corp.
5.63% due 01/15/23[5]	975,000	1,018,875
CA, Inc.
5.38% due 12/01/19	760,000	820,830
NCR Corp.
6.38% due 12/15/23	625,000	671,875
Total Technology		15,177,427
Industrial - 0.3%
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,5	2,624,604	2,631,166
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	2,009,220	2,067,487
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.38% due 07/15/21[4,5]	1,875,000	1,917,188
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[1]	1,700,000	1,623,500
Eaton Corp.
4.00% due 11/02/32	1,300,000	1,281,587

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
CORPORATE BONDS†† - 12.4% (continued)
Industrial - 0.3% (continued)
L-3 Communications Corp.
5.20% due 10/15/19	$760,000	$817,430
Amsted Industries, Inc.
5.38% due 09/15/24[5]	700,000	687,750
Total Industrial		11,026,108
Diversified - 0.2%
HRG Group, Inc.
7.88% due 07/15/19	6,395,000	6,666,787
Leucadia National Corp.
5.50% due 10/18/23	1,500,000	1,588,475
Total Diversified		8,255,262
Utilities - 0.1%
AES Corp.
3.93% due 06/01/19[4]	3,098,000	3,098,000
6.00% due 05/15/26	700,000	710,500
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[5]	850,000	869,125
Exelon Generation Company LLC
6.25% due 10/01/39	670,000	674,600
Total Utilities		5,352,225
Total Corporate Bonds
(Cost $521,180,045)		528,659,215

U.S. GOVERNMENT SECURITIES†† - 10.8%
U.S. Treasury Bonds
due 11/15/44[7,12]	561,432,000	233,660,138
8.75% due 05/15/20	9,030,000	11,142,875
8.00% due 11/15/21	7,000,000	8,965,467
8.75% due 08/15/20	6,500,000	8,117,129
4.38% due 05/15/40	6,150,000	7,598,374
7.88% due 02/15/21	5,500,000	6,823,009
8.13% due 08/15/19	3,000,000	3,518,790
2.75% due 11/15/42	2,580,000	2,436,789
4.75% due 02/15/41	1,500,000	1,955,625
Total U.S. Treasury Bonds		284,218,196
U.S. Treasury Notes
2.00% due 11/15/26[12]	181,378,000	174,512,480
3.13% due 05/15/19	2,500,000	2,606,543
2.88% due 03/31/18	1,000,000	1,023,477
Total U.S. Treasury Notes		178,142,500
Total U.S. Government Securities
(Cost $495,662,360)		462,360,696

FEDERAL AGENCY SECURITIES†† - 5.6%
Fannie Mae Principal Strips
due 05/15/30[7]	38,700,000	24,886,306
due 01/15/30[7]	35,825,000	22,979,803
due 05/15/29[7,14]	33,900,000	22,108,868
Total Fannie Mae Principal Strips		69,974,977
Fannie Mae[14]
1.88% due 09/24/26[12]	40,100,000	36,840,872
2.13% due 04/24/26[12]	19,685,000	18,615,928
due 01/15/32[7]	8,833,000	5,381,611
due 01/15/30[7]	5,900,000	3,781,009
0.88% due 02/08/18	1,500,000	1,498,980
due 01/15/35[7]	2,250,000	1,150,371
due 02/06/33[7]	1,456,000	809,265
due 07/15/32[7]	1,333,000	758,866
Total Fannie Mae		68,836,902
Freddie Mac[14]
due 12/14/29[7,12]	45,850,000	29,887,093
1.25% due 10/02/19	2,500,000	2,485,378
2.38% due 01/13/22	2,000,000	2,032,814
Total Freddie Mac		34,405,285
Freddie Mac Strips
due 07/15/32[7]	28,600,000	16,562,803
due 03/15/31[7]	21,115,000	12,956,819
Total Freddie Mac Strips		29,519,622
Tennessee Valley Authority
5.38% due 04/01/56[12]	8,360,000	10,454,422
4.25% due 09/15/65[12]	9,900,000	10,191,258
Total Tennessee Valley Authority		20,645,680
Fannie Mae Principal
due 11/15/30[7]	13,570,000	8,464,396
Freddie Mac Coupon Strips
due 03/15/30[7]	7,250,000	4,561,584
due 09/15/30[7]	2,906,000	1,816,884
Total Freddie Mac Coupon Strips		6,378,468
Fannie Mae Interest Strips
due 01/15/33[7,14]	1,450,000	808,268
Total Federal Agency Securities
(Cost $252,637,550)		239,033,598

SENIOR FLOATING RATE INTERESTS†† - 5.0%
Consumer, Non-cyclical - 1.0%
Albertson's LLC
3.77% due 08/25/21	8,812,169	8,909,456
4.25% due 12/21/22	2,762,952	2,797,489
Pharmaceutical Product Development
4.25% due 08/18/22	8,523,130	8,610,494
Advancepierre Foods, Inc.
4.00% due 06/02/23	4,280,562	4,344,770
MPH Acquisition Holdings LLC
5.00% due 06/07/23	3,920,605	3,985,726
Gold Merger Company, Inc.
4.75% due 07/27/23	3,815,438	3,836,117
Press Ganey Holdings, Inc.
4.25% due 10/23/23	3,200,000	3,216,000
Packaging Coordinators Midco, Inc.
5.00% due 06/30/23	3,192,000	3,192,000
DJO Finance LLC
4.25% due 06/08/20	2,372,790	2,274,177
CHG Healthcare Services, Inc.
4.75% due 06/07/23	1,887,745	1,907,094
Grocery Outlet, Inc.
5.00% due 10/21/21	1,745,713	1,743,897
One Call Medical, Inc.
5.00% due 11/27/20	1,659,285	1,576,321

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]		Value
SENIOR FLOATING RATE INTERESTS†† - 5.0% (continued)
Consumer, Non-cyclical - 1.0% (continued)
Halyard Health
3.50% due 11/01/21		$1,000,000	$1,002,920
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19		118,714	118,121
Total Consumer, Non-cyclical			47,514,582
Technology - 1.1%
Epicor Software
4.75% due 06/01/22		18,029,807	18,081,373
5.00% due 06/01/22		3,285,255	3,322,214
EIG Investors Corp.
6.00% due 02/09/23		8,125,628	8,054,529
6.48% due 11/08/19		702,274	697,007
Solera LLC
5.75% due 03/03/23		5,955,000	6,029,438
Macom Technology Solutions Holdings, Inc.
4.63% due 05/07/21		1,989,796	2,007,207
TIBCO Software, Inc.
6.50% due 12/04/20		1,965,000	1,971,150
Advanced Computer Software
10.50% due 01/31/23[1]		2,000,000	1,797,500
Landslide Holdings, Inc.
5.50% due 09/27/22		1,526,636	1,543,810
Micro Focus International plc
4.52% due 11/19/21		847,957	857,802
Ceridian Corp.
4.50% due 09/15/20		355,000	352,188
Compucom Systems, Inc.
4.25% due 05/11/20		290,010	223,308
Micron Technology, Inc.
4.52% due 04/26/22		199,499	202,342
Aspect Software, Inc.
11.28% due 05/25/20		15,011	14,948
Total Technology			45,154,816
Communications - 1.0%
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23		22,225,977	21,590,536
SFR Group SA
4.04% due 01/14/25		6,800,000	6,852,699
Virgin Media Bristol LLC
2.75% due 01/31/25		5,650,000	5,671,922
Internet Brands
4.75% due 07/08/21		2,539,623	2,550,747
Numericable SFR SA
5.14% due 01/15/24		1,442,750	1,459,760
Proquest LLC
5.75% due 10/24/21		1,353,287	1,360,054
Altice US Finance I Corp.
3.88% due 01/15/25		800,000	808,000
Houghton Mifflin Co.
4.00% due 05/31/21		744,332	707,116
Mitel Networks Corp.
5.50% due 04/29/22		525,000	529,988
Telenet Financing USD LLC
3.70% due 01/31/25		500,000	503,655
Total Communications			42,034,477
Industrial - 0.9%
Travelport Holdings LLC
5.00% due 09/02/21		21,137,588	21,325,923
Quikrete Holdings, Inc.
4.00% due 11/15/23		8,000,000	8,073,360
Engility Corp.
5.81% due 08/14/23		3,315,686	3,362,935
TMF Group Holding BV
4.00% due 10/16/23	EUR	1,750,000	1,862,872
Reynolds Group Holdings
4.25% due 02/05/23		1,497,000	1,515,368
CareCore National LLC
5.50% due 03/05/21		1,392,265	1,367,901
Hillman Group, Inc.
4.50% due 06/30/21		992,366	996,505
Hardware Holdings LLC
6.75% due 03/30/20†††,1		745,875	730,958
Wencor Group
4.50% due 06/18/21		293,439	273,998
Thermasys Corp.
5.25% due 05/03/19[1]		91,875	77,979
Total Industrial			39,587,799
Consumer, Cyclical - 0.6%
Leslie's Poolmart, Inc.
5.25% due 08/16/23		4,389,000	4,435,656
PetSmart Inc
4.00% due 03/11/22		4,171,277	4,181,705
Trader Corp.
5.00% due 09/28/23		3,400,000	3,438,250
Equinox Fitness
5.00% due 01/31/20		2,628,031	2,652,130
Life Time Fitness
4.25% due 06/10/22		1,708,224	1,717,568
1-800 Contacts
5.25% due 01/22/23		1,588,000	1,604,547
Eyemart Express
5.00% due 12/17/21		1,375,000	1,375,000
PTL Acqusition, Inc.
4.02% due 05/12/23		1,246,875	1,265,578
BBB Industries, LLC
6.00% due 11/03/21		982,500	982,500
Prime Security Services Borrower LLC
4.25% due 05/02/22		723,188	732,531
Neiman Marcus Group, Inc.
4.25% due 10/25/20		583,500	505,749
Sears Holdings Corp.
5.50% due 06/30/18		489,159	468,369
Container Store, Inc.
4.25% due 04/05/19		219,796	200,014
Capital Automotive LP
6.00% due 04/30/20		140,000	141,516

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount[15]	Value
SENIOR FLOATING RATE INTERESTS†† - 5.0% (continued)
Consumer, Cyclical - 0.6% (continued)
Ascena Retail Group
5.25% due 08/21/22	$55,098	$53,666
Total Consumer, Cyclical		23,754,779
Financial - 0.2%
National Financial Partners Corp.
4.50% due 12/09/23	1,900,000	1,914,250
6.25% due 07/01/20	1,136,273	1,145,272
Hyperion Insurance
5.50% due 04/29/22	2,655,981	2,659,301
USI Holdings Corp.
4.25% due 12/27/19	492,366	494,420
American Stock Transfer & Trust
5.75% due 06/26/20	236,030	234,850
Total Financial		6,448,093
Basic Materials - 0.1%
Ennis-Flint
5.00% due 06/13/23	4,300,000	4,330,917
Nexeo Solutions LLC
5.25% due 06/09/23	1,691,500	1,704,186
Total Basic Materials		6,035,103
Utilities - 0.1%
Invenergy Thermal Operating I, LLC
6.50% due 10/19/22	2,609,482	2,505,102
Total Senior Floating Rate Interests
(Cost $211,478,748)		213,034,751

FOREIGN GOVERNMENT BONDS†† - 0.6%
Kenya Government International Bond
6.88% due 06/24/24[5]	15,750,000	14,850,486
Dominican Republic International Bond
6.85% due 01/27/45[5]	9,700,000	9,163,784
Bahamas Government International Bond
6.95% due 11/20/29[5]	110,000	118,337
Total Foreign Government Bonds
(Cost $26,049,789)		24,132,607

MUNICIPAL BONDS†† - 0.3%
Michigan - 0.2%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	4,900,000	6,394,255
Illinois - 0.1%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,350,000	5,568,173
Total Municipal Bonds
(Cost $11,758,413)		11,962,428

COMMERCIAL PAPER†† - 0.2%
BMW US Capital LLC
0.58% due 01/19/17	1,500,000	1,499,535
Harley-Davidson Financial Services, Inc.
0.95% due 01/18/17	1,500,000	1,499,327
American Honda Finance Corp.
0.65% due 01/25/17	1,000,000	999,567
Apple, Inc.
0.60% due 01/30/17	1,000,000	999,517
Microsoft Corp.
0.69% due 02/10/17	1,000,000	999,349
Anheuser - Busch InBev Worldwide, Inc.
0.80% due 01/13/17	750,000	749,800
Clorox Co.
0.89% due 01/31/17	500,000	499,629
Total Commercial Paper
(Cost $7,246,627)		7,246,724
Total Investments - 111.6%
(Cost $4,823,397,898)		$4,769,348,990
Other Assets & Liabilities, net - (11.6)%		(497,499,732)
Total Net Assets - 100.0%		$4,271,849,258

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Affiliated issuer — See Note 5.
[3]	Rate indicated is the 7 day yield as of December 31, 2016.
[4]	Variable rate security. Rate indicated is rate effective at December 31, 2016.
[5]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $2,589,411,177 (cost $2,583,932,024), or 60.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[6]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[7]	Zero coupon rate security.
[8]	Security is an interest-only strip. Rate indicated is effective yield at December 31, 2016.
[9]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[10]	Maturity date indicated is next interest reset date.
[11]	Perpetual maturity.
[12]	Securities or a portion thereof are held as collateral for reverse repurchase agreements at December 31, 2016 — See Note 8.
[13]	Security is in default of interest and/or principal obligations.
[14]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

[15]	The face amount is denominated in U.S. dollars, unless otherwise noted.
[16]
Security is 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $80,458,633 (cost $88,701,425) or 1.9% of total net assets — See Note 6.

plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,643,753,588	$11,350,498	$1,655,104,086
Closed-End Funds	9,460,411	—	—	9,460,411
Collateralized Mortgage Obligations	—	1,379,464,071	81,903,838	1,461,367,909
Commercial Paper	—	7,246,724	—	7,246,724
Common Stocks	161,760	—	—	161,760
Corporate Bonds	—	503,940,359	24,718,856	528,659,215
Federal Agency Securities	—	239,033,598	—	239,033,598
Foreign Government Bonds	—	24,132,607	—	24,132,607
Municipal Bonds	—	11,962,428	—	11,962,428
Mutual Funds	80,248,325	—	—	80,248,325
Preferred Stocks	—	1,107,040	—	1,107,040
Senior Floating Rate Interests	—	212,303,793	730,958	213,034,751
Short-Term Investments	75,469,440	—	—	75,469,440
U.S. Government Securities	—	462,360,696	—	462,360,696
Total	$165,339,936	$4,485,304,904	$118,704,150	$4,769,348,990

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 12/31/16	Valuation Technique	Unobservable Inputs
Asset-Backed Securities	$11,350,498	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Collateralized Mortgage Obligations	77,432,598	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Collateralized Mortgage Obligations	4,471,240	Model Price	Trade Price
Corporate Bonds	24,718,856	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Senior Floating Rate Interests	730,958	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Total	$118,704,150

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of December 31, 2016, the Fund had securities with a total value of $19,680,870 transfer into Level 3 from Level 2 and securities with a total value of $7,605,668 transfer out of Level 3 into Level 2 due to changes in securities valuation method. There were no other securities that transferred between Levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2016:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Collateralized Mortgage Obligations	Senior Floating Rate Interests	Asset-Backed Securities	Corporate Bonds	Total
Total Return Bond Fund
Assets:
Beginning Balance	$26,276,741	$-	$19,482,302	$18,329,647	$64,088,690
Purchases	44,183,648	-	-	6,456,012	50,639,660
Sales, maturities and paydowns	(1,375,493)	(87,125)	(54,427)	(66,915)	(1,583,960)
Total realized gains or losses included in earnings	(7,355)	-	-	-	(7,355)
Total change in unrealized gains or losses included in earnings	(5,283,381)	5,908	(471,709)	(758,905)	(6,508,087)
Transfers into Level 3	18,109,678	812,175	-	759,017	19,680,870
Transfers out of Level 3	-	-	(7,605,668)	-	(7,605,668)
Ending Balance	$81,903,838	$730,958	$11,350,498	$24,718,856	118,704,150
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016	$(5,378,347)	$3,202	$(472,453)	$(777,695)	$(6,625,293)

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 97.3%
Financial - 25.3%
Wells Fargo & Co.	24,200	$1,333,662
U.S. Bancorp	21,600	1,109,592
HSBC Holdings plc*	127,900	1,035,204
CME Group, Inc. — Class A	7,100	818,985
Nordea Bank AB	72,800	809,672
Marsh & McLennan Companies, Inc.	11,800	797,562
Everest Re Group Ltd.	3,600	779,041
Swedbank AB — Class A	31,100	752,216
Cincinnati Financial Corp.	9,900	749,925
Skandinaviska Enskilda Banken AB — Class A	69,100	724,898
Swiss Re AG	6,700	634,906
Annaly Capital Management, Inc.	63,100	629,107
Hang Seng Bank Ltd.	33,600	625,253
People's United Financial, Inc.	31,600	611,776
Allianz AG	3,700	611,409
RenaissanceRe Holdings Ltd.	4,300	585,746
Vicinity Centres	256,058	552,471
AGNC Investment Corp.	29,500	534,835
Axis Capital Holdings Ltd.	8,100	528,687
CoreCivic, Inc.	21,100	516,106
CI Financial Corp.	23,700	509,539
Singapore Exchange Ltd.	99,500	491,962
Lloyds Banking Group plc	622,500	479,525
Government Properties Trust, Inc.*	129,600	470,406
Gecina S.A.	3,400	470,403
T. Rowe Price Group, Inc.	6,200	466,612
First Capital Realty, Inc.	28,200	434,082
H&R Real Estate Investment Trust	25,800	429,801
Liberty Property Trust	10,300	406,850
Ascendas Real Estate Investment Trust	259,200	406,309
Japan Retail Fund Investment Corp.	200	404,842
CapitaLand Mall Trust	283,900	369,549
ING Groep N.V.	25,800	363,063
Sampo Oyj — Class A	7,300	327,236
Chubb Ltd.	2,200	290,664
Bank of Montreal	4,000	287,663
JPMorgan Chase & Co.	3,200	276,128
Suncorp Group Ltd.	26,800	261,463
CNP Assurances	12,400	229,702
Loews Corp.	4,600	215,418
Intact Financial Corp.	2,900	207,541
Societe Generale S.A.	4,200	206,640
Federal Realty Investment Trust	1,400	198,954
WR Berkley Corp.	1,000	66,510
Daito Trust Construction Company Ltd.	300	45,121
Tryg A/S	700	12,655
Total Financial		23,069,691
Consumer, Non-cyclical - 23.7%
Johnson & Johnson	13,500	1,555,334
Procter & Gamble Co.	15,048	1,265,235
Pfizer, Inc.	36,900	1,198,511
Merck & Company, Inc.	19,300	1,136,191
PepsiCo, Inc.	10,061	1,052,682
Roche Holding AG	4,600	1,050,690
UnitedHealth Group, Inc.	6,200	992,248
Automatic Data Processing, Inc.	9,100	935,298
GlaxoSmithKline plc	47,800	920,092
Reynolds American, Inc.	14,850	832,194
Diageo plc	32,000	832,060
Sysco Corp.	14,916	825,899
Eli Lilly & Co.	10,700	786,985
Conagra Brands, Inc.	17,600	696,080
Dr Pepper Snapple Group, Inc.	7,042	638,498
Kimberly-Clark Corp.	5,588	637,703
Clorox Co.	5,221	626,624
Wm Morrison Supermarkets plc	195,395	555,258
Transurban Group	74,100	551,820
Cardinal Health, Inc.	7,400	532,578
Otsuka Holdings Company Ltd.	10,500	457,514
Novartis AG	6,000	436,593
Singapore Press Holdings Ltd.*	161,400	393,436
Nissin Foods Holdings Company Ltd.	7,418	389,670
Asahi Group Holdings Ltd.	10,667	336,752
Hutchison Port Holdings Trust — Class U	616,900	268,352
H&R Block, Inc.	10,400	239,096
General Mills, Inc.	3,827	236,394
Takeda Pharmaceutical Company Ltd.	5,100	210,964
United Rentals, Inc.*	1,700	179,486
Reed Elsevier plc	8,100	144,536
Atlantia SpA	6,000	140,575
Imperial Brands plc	3,000	130,946
Unilever plc	3,000	121,722
Colgate-Palmolive Co.	1,855	121,391
RELX N.V.	7,200	121,175
Abbott Laboratories	1,000	38,410
Total Consumer, Non-cyclical		21,588,992
Consumer, Cyclical - 10.2%
Home Depot, Inc.	8,400	1,126,272
Wal-Mart Stores, Inc.	13,775	952,128
McDonald's Corp.	7,800	949,416
Darden Restaurants, Inc.	10,000	727,200
Mitsui & Company Ltd.	52,300	719,050
Compass Group plc	37,100	686,241
Next plc*	11,100	681,473
WW Grainger, Inc.	2,900	673,525
Lawson, Inc.	7,288	511,909
Sankyo Company Ltd.	14,600	471,532
Yue Yuen Industrial Holdings Ltd.	115,500	419,286
Berkeley Group Holdings plc	11,500	397,798
Fastenal Co.	7,100	333,558
Wolseley plc	5,100	311,790
FamilyMart UNY Holdings Company Ltd.	2,456	163,474
Costco Wholesale Corp.	945	151,304
Mitsubishi Corp.	1,800	38,345
Total Consumer, Cyclical		9,314,301

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 97.3% (continued)
Technology - 9.7%
International Business Machines Corp.	7,300	$1,211,727
Apple, Inc.	9,000	1,042,380
Accenture plc — Class A	8,300	972,179
Canon, Inc.	30,400	856,979
Paychex, Inc.	13,400	815,792
Fidelity National Information Services, Inc.	10,100	763,964
CA, Inc.	21,000	667,170
Microsoft Corp.	9,100	565,474
NTT Data Corp.	9,700	468,880
Oracle Corporation Japan	7,700	388,014
Seagate Technology plc	9,700	370,249
Western Digital Corp.	4,100	278,595
VMware, Inc. — Class A*	3,000	236,190
Lam Research Corp.	2,000	211,460
Total Technology		8,849,053
Communications - 8.4%
AT&T, Inc.	32,100	1,365,213
Verizon Communications, Inc.	23,400	1,249,092
Thomson Reuters Corp.	15,300	669,507
Shaw Communications, Inc. — Class B	31,800	637,980
Alphabet, Inc. — Class C*	700	540,274
BCE, Inc.	11,500	496,972
Singapore Telecommunications Ltd.	168,200	423,950
HKT Trust & HKT Ltd.	305,200	374,296
Bezeq The Israeli Telecommunication Corporation Ltd.	186,000	353,385
StarHub Ltd.	167,900	325,801
Motorola Solutions, Inc.	3,100	256,959
Amazon.com, Inc.*	300	224,961
Facebook, Inc. — Class A*	1,600	184,080
Frontier Communications Corp.	54,100	182,858
TDC A/S*	35,000	179,671
SES S.A.	7,200	158,573
Comcast Corp. — Class A	200	13,810
Total Communications		7,637,382
Industrial - 7.9%
Waste Management, Inc.	12,500	886,375
Lockheed Martin Corp.	3,502	875,290
3M Co.	4,900	874,993
Republic Services, Inc. — Class A	14,700	838,635
CH Robinson Worldwide, Inc.	9,300	681,318
Garmin Ltd.	11,400	552,786
MTR Corporation Ltd.*	111,000	539,653
Honeywell International, Inc.	4,400	509,740
Expeditors International of Washington, Inc.	9,600	508,416
CAE, Inc.	14,200	198,594
General Electric Co.	6,000	189,600
Fraport AG Frankfurt Airport Services Worldwide	3,000	177,360
Northrop Grumman Corp.	700	162,806
BAE Systems plc	20,200	147,116
Total Industrial		7,142,682
Utilities - 6.2%
Southern Co.	12,360	607,988
CLP Holdings Ltd.	65,437	601,255
PPL Corp.	17,554	597,714
Duke Energy Corp.	6,573	510,196
Red Electrica Corporation S.A.	23,700	447,135
Terna Rete Elettrica Nazionale SpA	95,400	436,986
Snam SpA	102,800	423,491
Dominion Resources, Inc.	4,568	349,863
Emera, Inc.	10,300	348,161
DTE Energy Co.	2,793	275,138
CenterPoint Energy, Inc.	10,412	256,552
SCANA Corp.	2,789	204,378
SSE plc	9,500	181,810
Sempra Energy	1,299	130,731
FirstEnergy Corp.	4,100	126,977
Severn Trent plc	2,800	76,635
Fortis, Inc.	757	23,373
Total Utilities		5,598,383
Energy - 4.2%
BP plc	160,400	1,007,096
Exxon Mobil Corp.	9,500	857,470
Neste Oyj	14,200	545,522
Kinder Morgan, Inc.	17,500	362,425
Eni SpA	19,800	322,393
OMV AG	7,200	254,323
Petrofac Ltd.	20,600	220,475
Repsol S.A.	15,400	217,522
Total Energy		3,787,226
Basic Materials - 1.3%
Potash Corporation of Saskatchewan, Inc.	41,500	750,685
Rio Tinto plc	8,100	315,224
BHP Billiton plc	8,200	131,971
Total Basic Materials		1,197,880
Financials - 0.4%
Hysan Development Company Ltd. — Class A*	98,500	407,112
Total Common Stocks
(Cost $83,973,297)		88,592,702

SHORT-TERM INVESTMENTS† - 1.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund 0.35%[1]	1,330,084	1,330,084
Total Short-Term Investments
(Cost $1,330,084)		1,330,084
Total Investments - 98.8%
(Cost $85,303,381)		$89,922,786
Other Assets & Liabilities, net - 1.2%		1,104,179
Total Net Assets - 100.0%		$91,026,965

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2017 Japanese Yen Futures Contracts (Aggregate Value of Contracts $5,471,025)	51	$95,490

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

March 2017 Australian Dollar Futures Contracts (Aggregate Value of Contracts $1,800,750)	25	$75,664
March 2017 Euro FX Futures Contracts (Aggregate Value of Contracts $5,412,513)	41	73,167
March 2017 British Pound Futures Contracts (Aggregate Value of Contracts $8,254,381)	107	44,370
March 2017 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $4,919,310)	66	24,715
(Total Aggregate Value of Contracts $25,857,979)		$313,406

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of December 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$88,592,702	$—	$—	$—	$88,592,702
Currency Futures Contracts	—	313,406	—	—	313,406
Short-Term Investments	1,330,084	—	—	—	1,330,084
Total	$89,922,786	$313,406	$—	$—	$90,236,192

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares.
The Trust accounts for the assets of each Fund separately.

This report covers the Alpha Opportunity Fund, Capital Stewardship Fund, Diversified Income Fund, Floating Rate Strategies Fund, High Yield Fund, Investment Grade Bond Fund, Large Cap Value Fund, Limited Duration Fund, Macro Opportunities Fund, Market Neutral Real Estate Fund, Mid Cap Value Fund, Mid Cap Value Institutional Fund, Municipal Income Fund, Risk Managed Real Estate Fund, Small Cap Value Fund, StylePlus—Large Core Fund, StylePlus—Mid Growth Fund, Total Return Bond Fund and World Equity Income Fund (“the Funds”), which are each a diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments ("GI") to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies ("mutual funds") are valued at their net asset value per share (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps' values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the foreward foreign currency contract is closed. When the forward foreign currency contract is closed the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI") under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Funds’ use and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts
Macro Opportunities Fund	Speculation, Hedge, Index exposure	9,843

Fund	Use	Average Notional*
Macro Opportunities Fund	Speculation, Hedge, Index exposure	236,765,500

*	Average Notional relates to currency options.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following tables represent the Funds’ use and activity of options written for the period ended December 31, 2016:

Fund	Use
Macro Opportunities Fund	Speculation, Hedge, Index Exposure
Total Return Bond Fund	Duration, Hedge

Written Call Options

Macro Opportunities Fund
	Number of contracts	Premium amount
Balance at September 30, 2016	9,069	$2,711,631
Options Written	–	–
Options terminated in closing purchase transactions	(9,069)	(2,711,631)
Options expired	–	–
Options exercised	–	–
Balance at December 31, 2016	–	$–

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Diversified Income Fund	Hedge	$–	$179,419
StylePlus—Large Core Fund	Index exposure	2,318,228	–
StylePlus—Mid Growth Fund	Index exposure	941,895	–
World Equity Income Fund	Hedge	–	11,343,298

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

OTC Equity swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing an OTC Equity swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of OTC Equity swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Alpha Opportunity Fund	Hedge, Leverage	$48,970,880	$67,660,257
Macro Opportunities Fund	Index exposure, Speculation	246,922,784	302,564,988
Market Neutral Real Estate Fund	Leverage	–	4,718,075
Risk Managed Real Estate Fund	Income, Leverage	32,030,120	16,443,681
StylePlus—Large Core Fund	Index exposure	159,372,974	–
StylePlus—Mid Growth Fund	Index exposure	62,201,263	–

Interest rate swaps involve the exchange by the Funds with another party for its respective commitment to pay or receive interest on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day’s spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds' use and volume of interest rate swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Macro Opportunities Fund	Duration, Hedge, Speculation	$123,541,750	$1,332,575,000

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds' use and volume of forward currency exchange contracts on a quarterly basis:

		Average Settlement
Fund	Use	Purchased	Sold
Floating Rate Strategies Fund	Hedge	$107,203,325	$2,060,024
High Yield Fund	Hedge	14,083,837	774,236
Macro Opportunities Fund	Hedge	26,457,509	1,258,441
Total Return Bond Fund	Hedge	767,980	384,418

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Limited Duration Bond Fund	Jefferies & Company, Inc.			Territory of Guam
	2.00% - 3.79%			6.75%
	Due 01/06/17 -01/27/17	$16,406,000	$16,442,691	11/15/29	$4,397,250	$5,065,708

				Venture CDO Ltd.
				0.00%
				10/20/28	4,875,000	4,485,000

				Neuberger Berman CLO Ltd.
				0.00%
				01/23/24*	14,779,050	9,163,011

				Whitehorse Ltd.
				0.00%
				02/03/25	11,732,500	1,876,965

				3 World Trade Center LLC
				5.00%
				11/15/44	835,250	868,463
					$36,619,050	$21,459,147

	Mizuho			Novastar Home Equity Loan
	1.65%			5.49%
	Due 03/06/17	10,283,000	10,314,578	01/25/37	20,400,000	8,874,816

				Option One Mortgage Loan Trust
				5.61%
				01/25/37	8,381,000	8,564,192
					$28,781,000	$17,439,008

Macro Opportunities Fund	Barclays			Nature's Bounty Co/The
	0.00% - 0.25%			7.63%
	Open Maturity	1,078,313	1,080,258	05/15/21	800,000	835,751

				Envision Healthcare Corp.
				5.13%
				07/01/22	250,000	255,434
					$1,050,000	$1,091,185

*	Residual interest.

In the event of counterparty default, the Funds have the right to collect the collateral to off set losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

6. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board.

Fund	Restricted Securities	Acquisition Date	Cost	Value
Floating Rate Strategies Fund	Airplanes Pass Through Trust
	2001-1A, 1.09% due 03/15/19	12/27/11	$1,307,090	$546,860

High Yield Fund	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/12/15	139,296	26,060

Investment Grade Bond Fund	ACC Group Housing LLC
	6.35% due 07/15/54	06/03/14	300,000	322,288
	Atlantic Marine Corporations Communities LLC
	5.43% due 12/01/50	07/25/14	366,067	369,143
	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	200,000	175,235
	Capmark Military Housing Trust
	2007-ROBS, 6.06% due 10/10/52	04/23/15	473,071	480,088
	Capmark Military Housing Trust
	2007-AETC, 5.75% due 02/10/52	09/18/14	332,523	318,618
	Copper River CLO Ltd.
	2006-1A, 0.00% due 01/20/21	05/09/14	819,000	165,131
	GMAC Commercial Mortgage Asset Corp.
	2007-HCKM, 6.11% due 08/10/52	10/07/16	1,747,859	1,527,594
	HP Communities LLC
	5.78% due 03/15/46	08/23/16	593,723	530,530
	Northern Group Housing LLC
	6.80% due 08/16/53	07/25/13	600,000	715,998
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	400,000	430,128
	TIG Holdings, Inc.
	8.60% due 01/15/27	06/29/05	29,287	28,645
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	650,954	644,809
	Woodburne Capital Trust I
	2.83%	01/20/06	954,589	568,409
	Woodburne Capital Trust II
	2.83%	01/20/06	954,589	568,409
	Woodburne Capital Trust III
	2.83%	01/20/06	954,589	568,409
	Woodburne Capital Trust IV
	2.83%	01/20/06	954,589	568,409
			10,330,840	7,981,843

Limited Duration Fund	Copper River CLO Ltd.
	2006-1A, 0.00% due 01/20/21	05/09/14	585,000	117,951
	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	01/08/14	375,036	46,908
			960,036	164,859

Macro Opportunities Fund	Airplanes Pass Through Trust
	2001-1A, 1.09% due 03/15/19	01/18/12	3,057,624	1,279,465
	Banco Bradesco SA
	2014-1, 5.44% due 03/12/26	11/19/14	3,002,358	2,897,835
	Capmark Military Housing Trust
	2007-AET2, 6.06% due 10/10/52	04/23/15	5,849,938	5,999,856
	Copper River CLO Ltd.
	2007-1A, due 01/20/21	05/09/14	9,535,500	1,922,599
	Customers Bank
	6.13% due 06/26/29	06/24/14	4,500,000	4,551,264
	FPL Energy National Wind LLC
	5.61% due 03/10/24	08/31/12	38,701	39,197
	Fortress Credit Opportunities
	2005-1A, 0.94% due 07/15/19	02/16/12	302,220	306,996
	Great Lakes CLO Ltd.
	2012-1A, due 01/15/23	12/06/12	3,103,750	1,446,687
	RFTI Issuer Ltd.
	2015-FL1, 4.58% due 08/15/30	10/14/15	22,776,866	22,799,315
	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/21/12	4,838,890	906,888
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	3,038,362	3,009,679
	Turbine Engines Securitization Ltd.
	2013-1A, 6.38% due 12/13/48	11/27/13	2,118,929	2,008,011
			62,163,138	47,167,792

Total Return Bond Fund	ACC Group Housing LLC
	6.35% due 07/15/54	06/03/14	625,000	671,433
	Airplanes Pass Through Trust
	2001-1A, 1.09% due 03/15/19	01/18/12	607,228	249,859
	Atlantic Marine Corporations Communities LLC
	5.43% due 12/01/50	07/25/14	1,406,315	1,384,287
	Capmark Military Housing Trust
	2007-ROBS, 6.06% due 10/10/52	04/23/15	4,730,718	4,800,881
	Capmark Military Housing Trust
	2007-AETC, 5.75% due 02/10/52	09/18/14	8,317,886	7,874,417
	Capmark Military Housing Trust
	2007-ROBS, 6.06% due 10/10/52	04/23/15	2,161,987	2,249,946
	Capmark Military Housing Trust
	2008-AMCW, 6.90% due 07/10/55	05/20/16	10,806,641	9,774,954
	Copper River CLO Ltd.
	2007-1A, due 01/20/21	05/09/14	1,755,000	353,853
	Customers Bank
	6.13% due 06/26/29	06/24/14	2,000,000	2,022,784
	Fort Benning Family Communities LLC
	1.05% due 01/15/36	03/27/15	4,752,135	4,729,005
	Fort Knox Military Housing Privatization Project
	1.04% due 02/15/52	04/09/15	1,114,087	1,220,498
	GMAC Commercial Mortgage Asset Corp.
	2005-BLIS, 5.25% due 07/10/50	05/20/16	2,595,215	2,319,070
	GMAC Commercial Mortgage Asset Corp.
	2007-HCKM, 6.11% due 08/10/52	10/07/16	26,394,476	23,061,738
	GMAC Commercial Mortgage Asset Corp.
	2005-DRUM, 5.47% due 05/10/50	05/20/16	5,049,144	4,722,553
	Great Lakes CLO Ltd.
	2012-1A, due 01/15/23	12/06/12	955,000	445,135
	HP Communities LLC
	5.78% due 03/15/46	08/23/16	2,553,362	2,281,279
	HP Communities LLC
	5.86% due 09/15/53	10/06/16	1,617,025	1,491,341
	HP Communities LLC
	5.62% due 09/15/32	06/09/14	1,011,240	1,086,930
	Northern Group Housing LLC
	6.80% due 08/15/53	07/25/13	1,200,000	1,431,996
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	1,000,000	1,075,320
	RFTI Issuer Ltd.
	2015-FL1, 4.58% due 08/15/30	10/14/15	4,985,961	4,990,874
	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/21/12	777,505	93,816
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	1,085,500	1,075,253
	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	1,200,000	1,051,411
			88,701,425	80,458,633
7. Federal Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Alpha Opportunity Fund	$100,184,452	$7,442,632	$(1,792,879)	$5,649,753
Capital Stewardship Fund	203,442,887	15,404,681	(3,488,916)	11,915,765
Diversified Income Fund	5,260,036	318,219	(19,220)	298,999
Floating Rate Strategies Fund	3,163,368,950	27,927,781	(38,767,815)	(10,840,034)
High Yield Fund	312,461,033	11,023,882	(7,267,211)	3,756,671
Investment Grade Bond Fund	333,152,415	3,247,950	(9,592,726)	(6,344,776)
Large Cap Value Fund	55,614,948	10,284,458	(836,935)	9,447,523
Limited Duration Fund	913,253,740	4,847,519	(4,207,626)	639,893
Macro Opportunities Fund	3,975,125,001	78,888,129	(100,106,877)	(21,218,748)
Market Neutral Real Estate Fund	4,967,498	303,867	(71,703)	232,164
Mid Cap Value Fund	447,126,508	118,768,097	(13,895,327)	104,872,770
Mid Cap Value Institutional Fund	59,514,457	13,773,019	(2,199,693)	11,573,326
Municipal Income Fund	57,867,971	1,178,524	(1,246,384)	(67,860)
Risk Managed Real Estate Fund	106,890,367	5,021,219	(3,287,479)	1,733,740
Small Cap Value Fund	18,771,963	4,250,567	(760,126)	3,490,441
StylePlus - Large Core Fund	199,830,927	3,294,757	(1,058,552)	2,236,205
StylePlus - Mid Growth Fund	78,150,657	1,111,955	(692,847)	419,108
Total Return Bond Fund	4,824,117,390	51,592,850	(106,361,250)	(54,768,400)
World Equity Income Fund	85,527,431	8,035,003	(3,639,648)	4,395,355

8. Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

9. Consolidation of Subsidiary

The consolidated financial statements of the Macro Opportunities Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. Holdings specific to the Subsidiary are footnoted on the Consolidated Schedule of Investments.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	February 24, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	February 24, 2017

*	Print the name and title of each signing officer under his or her signature.